UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21591

AMERICAN CENTURY ASSET ALLOCATION PORTFOLIOS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

JOHN PAK 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	07-31

Date of reporting period:	01-31-2025

ITEM 1. REPORTS TO STOCKHOLDERS.

(a) Provided under separate cover.

SEMIANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2015 Portfolio

Investor Class (AAAFX)	January 31, 2025

This semi-annual shareholder report contains important information about One Choice Blend+ 2015 Portfolio for the period of August 1, 2024 to January 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$29	0.57%

Fund Statistics
Net Assets	$3,312,616
Management Fees (dollars paid during the reporting period)	$5,306
Portfolio Turnover Rate	16%
Total Number of Portfolio Holdings	19

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	46.5%
Domestic Equity Funds	29.7%
International Fixed Income Funds	13.1%
International Equity Funds	10.7%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507J797

SEMIANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2015 Portfolio

I Class (AAAHX)	January 31, 2025

This semi-annual shareholder report contains important information about One Choice Blend+ 2015 Portfolio for the period of August 1, 2024 to January 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$19	0.37%

Fund Statistics
Net Assets	$3,312,616
Management Fees (dollars paid during the reporting period)	$5,306
Portfolio Turnover Rate	16%
Total Number of Portfolio Holdings	19

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	46.5%
Domestic Equity Funds	29.7%
International Fixed Income Funds	13.1%
International Equity Funds	10.7%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507J789

SEMIANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2015 Portfolio

A Class (AAAJX)	January 31, 2025

This semi-annual shareholder report contains important information about One Choice Blend+ 2015 Portfolio for the period of August 1, 2024 to January 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$42	0.82%

Fund Statistics
Net Assets	$3,312,616
Management Fees (dollars paid during the reporting period)	$5,306
Portfolio Turnover Rate	16%
Total Number of Portfolio Holdings	19

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	46.5%
Domestic Equity Funds	29.7%
International Fixed Income Funds	13.1%
International Equity Funds	10.7%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507J771

SEMIANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2015 Portfolio

R Class (AAAKX)	January 31, 2025

This semi-annual shareholder report contains important information about One Choice Blend+ 2015 Portfolio for the period of August 1, 2024 to January 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$55	1.07%

Fund Statistics
Net Assets	$3,312,616
Management Fees (dollars paid during the reporting period)	$5,306
Portfolio Turnover Rate	16%
Total Number of Portfolio Holdings	19

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	46.5%
Domestic Equity Funds	29.7%
International Fixed Income Funds	13.1%
International Equity Funds	10.7%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507J763

SEMIANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2015 Portfolio

R6 Class (AAALX)	January 31, 2025

This semi-annual shareholder report contains important information about One Choice Blend+ 2015 Portfolio for the period of August 1, 2024 to January 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$11	0.22%

Fund Statistics
Net Assets	$3,312,616
Management Fees (dollars paid during the reporting period)	$5,306
Portfolio Turnover Rate	16%
Total Number of Portfolio Holdings	19

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	46.5%
Domestic Equity Funds	29.7%
International Fixed Income Funds	13.1%
International Equity Funds	10.7%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507J755

SEMIANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2020 Portfolio

Investor Class (AAAMX)	January 31, 2025

This semi-annual shareholder report contains important information about One Choice Blend+ 2020 Portfolio for the period of August 1, 2024 to January 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$29	0.57%

Fund Statistics
Net Assets	$15,352,806
Management Fees (dollars paid during the reporting period)	$18,704
Portfolio Turnover Rate	9%
Total Number of Portfolio Holdings	19

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	46.6%
Domestic Equity Funds	29.6%
International Fixed Income Funds	13.2%
International Equity Funds	10.6%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507J748

SEMIANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2020 Portfolio

I Class (AAAOX)	January 31, 2025

This semi-annual shareholder report contains important information about One Choice Blend+ 2020 Portfolio for the period of August 1, 2024 to January 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$19	0.37%

Fund Statistics
Net Assets	$15,352,806
Management Fees (dollars paid during the reporting period)	$18,704
Portfolio Turnover Rate	9%
Total Number of Portfolio Holdings	19

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	46.6%
Domestic Equity Funds	29.6%
International Fixed Income Funds	13.2%
International Equity Funds	10.6%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507J730

SEMIANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2020 Portfolio

A Class (AABEX)	January 31, 2025

This semi-annual shareholder report contains important information about One Choice Blend+ 2020 Portfolio for the period of August 1, 2024 to January 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$42	0.82%

Fund Statistics
Net Assets	$15,352,806
Management Fees (dollars paid during the reporting period)	$18,704
Portfolio Turnover Rate	9%
Total Number of Portfolio Holdings	19

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	46.6%
Domestic Equity Funds	29.6%
International Fixed Income Funds	13.2%
International Equity Funds	10.6%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507J722

SEMIANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2020 Portfolio

R Class (AABGX)	January 31, 2025

This semi-annual shareholder report contains important information about One Choice Blend+ 2020 Portfolio for the period of August 1, 2024 to January 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$55	1.07%

Fund Statistics
Net Assets	$15,352,806
Management Fees (dollars paid during the reporting period)	$18,704
Portfolio Turnover Rate	9%
Total Number of Portfolio Holdings	19

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	46.6%
Domestic Equity Funds	29.6%
International Fixed Income Funds	13.2%
International Equity Funds	10.6%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507J714

SEMIANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2020 Portfolio

R6 Class (AABHX)	January 31, 2025

This semi-annual shareholder report contains important information about One Choice Blend+ 2020 Portfolio for the period of August 1, 2024 to January 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$11	0.22%

Fund Statistics
Net Assets	$15,352,806
Management Fees (dollars paid during the reporting period)	$18,704
Portfolio Turnover Rate	9%
Total Number of Portfolio Holdings	19

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	46.6%
Domestic Equity Funds	29.6%
International Fixed Income Funds	13.2%
International Equity Funds	10.6%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507J698

SEMIANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2025 Portfolio

Investor Class (AABJX)	January 31, 2025

This semi-annual shareholder report contains important information about One Choice Blend+ 2025 Portfolio for the period of August 1, 2024 to January 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$29	0.57%

Fund Statistics
Net Assets	$30,223,280
Management Fees (dollars paid during the reporting period)	$41,909
Portfolio Turnover Rate	8%
Total Number of Portfolio Holdings	21

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	41.3%
Domestic Equity Funds	33.5%
International Equity Funds	12.8%
International Fixed Income Funds	12.4%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507J680

SEMIANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2025 Portfolio

I Class (AABKX)	January 31, 2025

This semi-annual shareholder report contains important information about One Choice Blend+ 2025 Portfolio for the period of August 1, 2024 to January 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$19	0.37%

Fund Statistics
Net Assets	$30,223,280
Management Fees (dollars paid during the reporting period)	$41,909
Portfolio Turnover Rate	8%
Total Number of Portfolio Holdings	21

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	41.3%
Domestic Equity Funds	33.5%
International Equity Funds	12.8%
International Fixed Income Funds	12.4%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507J672

SEMIANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2025 Portfolio

A Class (AABQX)	January 31, 2025

This semi-annual shareholder report contains important information about One Choice Blend+ 2025 Portfolio for the period of August 1, 2024 to January 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$42	0.82%

Fund Statistics
Net Assets	$30,223,280
Management Fees (dollars paid during the reporting period)	$41,909
Portfolio Turnover Rate	8%
Total Number of Portfolio Holdings	21

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	41.3%
Domestic Equity Funds	33.5%
International Equity Funds	12.8%
International Fixed Income Funds	12.4%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507J664

SEMIANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2025 Portfolio

R Class (AABRX)	January 31, 2025

This semi-annual shareholder report contains important information about One Choice Blend+ 2025 Portfolio for the period of August 1, 2024 to January 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$55	1.07%

Fund Statistics
Net Assets	$30,223,280
Management Fees (dollars paid during the reporting period)	$41,909
Portfolio Turnover Rate	8%
Total Number of Portfolio Holdings	21

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	41.3%
Domestic Equity Funds	33.5%
International Equity Funds	12.8%
International Fixed Income Funds	12.4%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507J656

SEMIANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2025 Portfolio

R6 Class (AABVX)	January 31, 2025

This semi-annual shareholder report contains important information about One Choice Blend+ 2025 Portfolio for the period of August 1, 2024 to January 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$11	0.22%

Fund Statistics
Net Assets	$30,223,280
Management Fees (dollars paid during the reporting period)	$41,909
Portfolio Turnover Rate	8%
Total Number of Portfolio Holdings	21

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	41.3%
Domestic Equity Funds	33.5%
International Equity Funds	12.8%
International Fixed Income Funds	12.4%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507J649

SEMIANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2030 Portfolio

Investor Class (AABWX)	January 31, 2025

This semi-annual shareholder report contains important information about One Choice Blend+ 2030 Portfolio for the period of August 1, 2024 to January 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$29	0.57%

Fund Statistics
Net Assets	$53,630,400
Management Fees (dollars paid during the reporting period)	$72,069
Portfolio Turnover Rate	9%
Total Number of Portfolio Holdings	21

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	39.1%
Domestic Fixed Income Funds	34.0%
International Equity Funds	16.0%
International Fixed Income Funds	10.9%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507J631

SEMIANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2030 Portfolio

I Class (AAEWX)	January 31, 2025

This semi-annual shareholder report contains important information about One Choice Blend+ 2030 Portfolio for the period of August 1, 2024 to January 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$19	0.37%

Fund Statistics
Net Assets	$53,630,400
Management Fees (dollars paid during the reporting period)	$72,069
Portfolio Turnover Rate	9%
Total Number of Portfolio Holdings	21

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	39.1%
Domestic Fixed Income Funds	34.0%
International Equity Funds	16.0%
International Fixed Income Funds	10.9%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507J623

SEMIANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2030 Portfolio

A Class (AABZX)	January 31, 2025

This semi-annual shareholder report contains important information about One Choice Blend+ 2030 Portfolio for the period of August 1, 2024 to January 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$42	0.82%

Fund Statistics
Net Assets	$53,630,400
Management Fees (dollars paid during the reporting period)	$72,069
Portfolio Turnover Rate	9%
Total Number of Portfolio Holdings	21

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	39.1%
Domestic Fixed Income Funds	34.0%
International Equity Funds	16.0%
International Fixed Income Funds	10.9%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507J615

SEMIANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2030 Portfolio

R Class (AACHX)	January 31, 2025

This semi-annual shareholder report contains important information about One Choice Blend+ 2030 Portfolio for the period of August 1, 2024 to January 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$55	1.07%

Fund Statistics
Net Assets	$53,630,400
Management Fees (dollars paid during the reporting period)	$72,069
Portfolio Turnover Rate	9%
Total Number of Portfolio Holdings	21

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	39.1%
Domestic Fixed Income Funds	34.0%
International Equity Funds	16.0%
International Fixed Income Funds	10.9%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507J599

SEMIANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2030 Portfolio

R6 Class (AACJX)	January 31, 2025

This semi-annual shareholder report contains important information about One Choice Blend+ 2030 Portfolio for the period of August 1, 2024 to January 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$11	0.22%

Fund Statistics
Net Assets	$53,630,400
Management Fees (dollars paid during the reporting period)	$72,069
Portfolio Turnover Rate	9%
Total Number of Portfolio Holdings	21

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	39.1%
Domestic Fixed Income Funds	34.0%
International Equity Funds	16.0%
International Fixed Income Funds	10.9%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507J581

SEMIANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2035 Portfolio

Investor Class (AACKX)	January 31, 2025

This semi-annual shareholder report contains important information about One Choice Blend+ 2035 Portfolio for the period of August 1, 2024 to January 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$30	0.58%

Fund Statistics
Net Assets	$49,933,958
Management Fees (dollars paid during the reporting period)	$72,063
Portfolio Turnover Rate	9%
Total Number of Portfolio Holdings	24

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	44.4%
Domestic Fixed Income Funds	27.0%
International Equity Funds	19.3%
International Fixed Income Funds	9.3%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507J573

SEMIANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2035 Portfolio

I Class (AACLX)	January 31, 2025

This semi-annual shareholder report contains important information about One Choice Blend+ 2035 Portfolio for the period of August 1, 2024 to January 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$20	0.38%

Fund Statistics
Net Assets	$49,933,958
Management Fees (dollars paid during the reporting period)	$72,063
Portfolio Turnover Rate	9%
Total Number of Portfolio Holdings	24

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	44.4%
Domestic Fixed Income Funds	27.0%
International Equity Funds	19.3%
International Fixed Income Funds	9.3%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507J565

SEMIANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2035 Portfolio

A Class (AACMX)	January 31, 2025

This semi-annual shareholder report contains important information about One Choice Blend+ 2035 Portfolio for the period of August 1, 2024 to January 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$43	0.83%

Fund Statistics
Net Assets	$49,933,958
Management Fees (dollars paid during the reporting period)	$72,063
Portfolio Turnover Rate	9%
Total Number of Portfolio Holdings	24

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	44.4%
Domestic Fixed Income Funds	27.0%
International Equity Funds	19.3%
International Fixed Income Funds	9.3%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507J557

SEMIANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2035 Portfolio

R Class (AACPX)	January 31, 2025

This semi-annual shareholder report contains important information about One Choice Blend+ 2035 Portfolio for the period of August 1, 2024 to January 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$56	1.08%

Fund Statistics
Net Assets	$49,933,958
Management Fees (dollars paid during the reporting period)	$72,063
Portfolio Turnover Rate	9%
Total Number of Portfolio Holdings	24

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	44.4%
Domestic Fixed Income Funds	27.0%
International Equity Funds	19.3%
International Fixed Income Funds	9.3%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507J540

SEMIANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2035 Portfolio

R6 Class (AACQX)	January 31, 2025

This semi-annual shareholder report contains important information about One Choice Blend+ 2035 Portfolio for the period of August 1, 2024 to January 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$12	0.23%

Fund Statistics
Net Assets	$49,933,958
Management Fees (dollars paid during the reporting period)	$72,063
Portfolio Turnover Rate	9%
Total Number of Portfolio Holdings	24

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	44.4%
Domestic Fixed Income Funds	27.0%
International Equity Funds	19.3%
International Fixed Income Funds	9.3%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507J532

SEMIANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2040 Portfolio

Investor Class (AACSX)	January 31, 2025

This semi-annual shareholder report contains important information about One Choice Blend+ 2040 Portfolio for the period of August 1, 2024 to January 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$30	0.58%

Fund Statistics
Net Assets	$43,662,582
Management Fees (dollars paid during the reporting period)	$61,887
Portfolio Turnover Rate	13%
Total Number of Portfolio Holdings	21

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	49.6%
International Equity Funds	22.9%
Domestic Fixed Income Funds	20.1%
International Fixed Income Funds	7.5%
Other Assets and Liabilities	(0.1)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507J524

SEMIANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2040 Portfolio

I Class (AACUX)	January 31, 2025

This semi-annual shareholder report contains important information about One Choice Blend+ 2040 Portfolio for the period of August 1, 2024 to January 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$20	0.38%

Fund Statistics
Net Assets	$43,662,582
Management Fees (dollars paid during the reporting period)	$61,887
Portfolio Turnover Rate	13%
Total Number of Portfolio Holdings	21

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	49.6%
International Equity Funds	22.9%
Domestic Fixed Income Funds	20.1%
International Fixed Income Funds	7.5%
Other Assets and Liabilities	(0.1)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507J516

SEMIANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2040 Portfolio

A Class (AACVX)	January 31, 2025

This semi-annual shareholder report contains important information about One Choice Blend+ 2040 Portfolio for the period of August 1, 2024 to January 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$43	0.83%

Fund Statistics
Net Assets	$43,662,582
Management Fees (dollars paid during the reporting period)	$61,887
Portfolio Turnover Rate	13%
Total Number of Portfolio Holdings	21

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	49.6%
International Equity Funds	22.9%
Domestic Fixed Income Funds	20.1%
International Fixed Income Funds	7.5%
Other Assets and Liabilities	(0.1)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507J490

SEMIANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2040 Portfolio

R Class (AACWX)	January 31, 2025

This semi-annual shareholder report contains important information about One Choice Blend+ 2040 Portfolio for the period of August 1, 2024 to January 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$56	1.08%

Fund Statistics
Net Assets	$43,662,582
Management Fees (dollars paid during the reporting period)	$61,887
Portfolio Turnover Rate	13%
Total Number of Portfolio Holdings	21

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	49.6%
International Equity Funds	22.9%
Domestic Fixed Income Funds	20.1%
International Fixed Income Funds	7.5%
Other Assets and Liabilities	(0.1)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507J482

SEMIANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2040 Portfolio

R6 Class (AACZX)	January 31, 2025

This semi-annual shareholder report contains important information about One Choice Blend+ 2040 Portfolio for the period of August 1, 2024 to January 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$12	0.23%

Fund Statistics
Net Assets	$43,662,582
Management Fees (dollars paid during the reporting period)	$61,887
Portfolio Turnover Rate	13%
Total Number of Portfolio Holdings	21

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	49.6%
International Equity Funds	22.9%
Domestic Fixed Income Funds	20.1%
International Fixed Income Funds	7.5%
Other Assets and Liabilities	(0.1)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507J474

SEMIANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2045 Portfolio

Investor Class (AADHX)	January 31, 2025

This semi-annual shareholder report contains important information about One Choice Blend+ 2045 Portfolio for the period of August 1, 2024 to January 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$30	0.58%

Fund Statistics
Net Assets	$50,988,022
Management Fees (dollars paid during the reporting period)	$68,414
Portfolio Turnover Rate	13%
Total Number of Portfolio Holdings	21

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	54.7%
International Equity Funds	25.3%
Domestic Fixed Income Funds	14.6%
International Fixed Income Funds	5.5%
Other Assets and Liabilities	(0.1)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507J466

SEMIANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2045 Portfolio

I Class (AADJX)	January 31, 2025

This semi-annual shareholder report contains important information about One Choice Blend+ 2045 Portfolio for the period of August 1, 2024 to January 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$20	0.38%

Fund Statistics
Net Assets	$50,988,022
Management Fees (dollars paid during the reporting period)	$68,414
Portfolio Turnover Rate	13%
Total Number of Portfolio Holdings	21

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	54.7%
International Equity Funds	25.3%
Domestic Fixed Income Funds	14.6%
International Fixed Income Funds	5.5%
Other Assets and Liabilities	(0.1)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507J458

SEMIANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2045 Portfolio

A Class (AADKX)	January 31, 2025

This semi-annual shareholder report contains important information about One Choice Blend+ 2045 Portfolio for the period of August 1, 2024 to January 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$43	0.83%

Fund Statistics
Net Assets	$50,988,022
Management Fees (dollars paid during the reporting period)	$68,414
Portfolio Turnover Rate	13%
Total Number of Portfolio Holdings	21

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	54.7%
International Equity Funds	25.3%
Domestic Fixed Income Funds	14.6%
International Fixed Income Funds	5.5%
Other Assets and Liabilities	(0.1)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507J441

SEMIANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2045 Portfolio

R Class (AADLX)	January 31, 2025

This semi-annual shareholder report contains important information about One Choice Blend+ 2045 Portfolio for the period of August 1, 2024 to January 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$56	1.08%

Fund Statistics
Net Assets	$50,988,022
Management Fees (dollars paid during the reporting period)	$68,414
Portfolio Turnover Rate	13%
Total Number of Portfolio Holdings	21

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	54.7%
International Equity Funds	25.3%
Domestic Fixed Income Funds	14.6%
International Fixed Income Funds	5.5%
Other Assets and Liabilities	(0.1)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507J433

SEMIANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2045 Portfolio

R6 Class (AADMX)	January 31, 2025

This semi-annual shareholder report contains important information about One Choice Blend+ 2045 Portfolio for the period of August 1, 2024 to January 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$12	0.23%

Fund Statistics
Net Assets	$50,988,022
Management Fees (dollars paid during the reporting period)	$68,414
Portfolio Turnover Rate	13%
Total Number of Portfolio Holdings	21

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	54.7%
International Equity Funds	25.3%
Domestic Fixed Income Funds	14.6%
International Fixed Income Funds	5.5%
Other Assets and Liabilities	(0.1)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507J425

SEMIANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2050 Portfolio

Investor Class (AADNX)	January 31, 2025

This semi-annual shareholder report contains important information about One Choice Blend+ 2050 Portfolio for the period of August 1, 2024 to January 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$30	0.58%

Fund Statistics
Net Assets	$45,534,681
Management Fees (dollars paid during the reporting period)	$58,775
Portfolio Turnover Rate	9%
Total Number of Portfolio Holdings	19

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	59.9%
International Equity Funds	27.6%
Domestic Fixed Income Funds	9.1%
International Fixed Income Funds	3.4%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507J417

SEMIANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2050 Portfolio

I Class (AADOX)	January 31, 2025

This semi-annual shareholder report contains important information about One Choice Blend+ 2050 Portfolio for the period of August 1, 2024 to January 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$20	0.38%

Fund Statistics
Net Assets	$45,534,681
Management Fees (dollars paid during the reporting period)	$58,775
Portfolio Turnover Rate	9%
Total Number of Portfolio Holdings	19

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	59.9%
International Equity Funds	27.6%
Domestic Fixed Income Funds	9.1%
International Fixed Income Funds	3.4%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507J391

SEMIANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2050 Portfolio

A Class (AADPX)	January 31, 2025

This semi-annual shareholder report contains important information about One Choice Blend+ 2050 Portfolio for the period of August 1, 2024 to January 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$43	0.83%

Fund Statistics
Net Assets	$45,534,681
Management Fees (dollars paid during the reporting period)	$58,775
Portfolio Turnover Rate	9%
Total Number of Portfolio Holdings	19

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	59.9%
International Equity Funds	27.6%
Domestic Fixed Income Funds	9.1%
International Fixed Income Funds	3.4%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507J383

SEMIANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2050 Portfolio

R Class (AADQX)	January 31, 2025

This semi-annual shareholder report contains important information about One Choice Blend+ 2050 Portfolio for the period of August 1, 2024 to January 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$56	1.08%

Fund Statistics
Net Assets	$45,534,681
Management Fees (dollars paid during the reporting period)	$58,775
Portfolio Turnover Rate	9%
Total Number of Portfolio Holdings	19

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	59.9%
International Equity Funds	27.6%
Domestic Fixed Income Funds	9.1%
International Fixed Income Funds	3.4%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507J375

SEMIANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2050 Portfolio

R6 Class (AADUX)	January 31, 2025

This semi-annual shareholder report contains important information about One Choice Blend+ 2050 Portfolio for the period of August 1, 2024 to January 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$12	0.23%

Fund Statistics
Net Assets	$45,534,681
Management Fees (dollars paid during the reporting period)	$58,775
Portfolio Turnover Rate	9%
Total Number of Portfolio Holdings	19

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	59.9%
International Equity Funds	27.6%
Domestic Fixed Income Funds	9.1%
International Fixed Income Funds	3.4%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507J367

SEMIANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2055 Portfolio

Investor Class (AADVX)	January 31, 2025

This semi-annual shareholder report contains important information about One Choice Blend+ 2055 Portfolio for the period of August 1, 2024 to January 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$30	0.58%

Fund Statistics
Net Assets	$28,426,038
Management Fees (dollars paid during the reporting period)	$37,798
Portfolio Turnover Rate	18%
Total Number of Portfolio Holdings	19

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	65.1%
International Equity Funds	30.0%
Domestic Fixed Income Funds	3.6%
International Fixed Income Funds	1.3%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507J359

SEMIANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2055 Portfolio

I Class (AADWX)	January 31, 2025

This semi-annual shareholder report contains important information about One Choice Blend+ 2055 Portfolio for the period of August 1, 2024 to January 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$20	0.38%

Fund Statistics
Net Assets	$28,426,038
Management Fees (dollars paid during the reporting period)	$37,798
Portfolio Turnover Rate	18%
Total Number of Portfolio Holdings	19

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	65.1%
International Equity Funds	30.0%
Domestic Fixed Income Funds	3.6%
International Fixed Income Funds	1.3%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507J342

SEMIANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2055 Portfolio

A Class (AADZX)	January 31, 2025

This semi-annual shareholder report contains important information about One Choice Blend+ 2055 Portfolio for the period of August 1, 2024 to January 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$43	0.83%

Fund Statistics
Net Assets	$28,426,038
Management Fees (dollars paid during the reporting period)	$37,798
Portfolio Turnover Rate	18%
Total Number of Portfolio Holdings	19

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	65.1%
International Equity Funds	30.0%
Domestic Fixed Income Funds	3.6%
International Fixed Income Funds	1.3%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507J334

SEMIANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2055 Portfolio

R Class (AAEDX)	January 31, 2025

This semi-annual shareholder report contains important information about One Choice Blend+ 2055 Portfolio for the period of August 1, 2024 to January 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$56	1.08%

Fund Statistics
Net Assets	$28,426,038
Management Fees (dollars paid during the reporting period)	$37,798
Portfolio Turnover Rate	18%
Total Number of Portfolio Holdings	19

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	65.1%
International Equity Funds	30.0%
Domestic Fixed Income Funds	3.6%
International Fixed Income Funds	1.3%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507J326

SEMIANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2055 Portfolio

R6 Class (AAEEX)	January 31, 2025

This semi-annual shareholder report contains important information about One Choice Blend+ 2055 Portfolio for the period of August 1, 2024 to January 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$12	0.23%

Fund Statistics
Net Assets	$28,426,038
Management Fees (dollars paid during the reporting period)	$37,798
Portfolio Turnover Rate	18%
Total Number of Portfolio Holdings	19

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	65.1%
International Equity Funds	30.0%
Domestic Fixed Income Funds	3.6%
International Fixed Income Funds	1.3%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507J318

SEMIANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2060 Portfolio

Investor Class (AAEFX)	January 31, 2025

This semi-annual shareholder report contains important information about One Choice Blend+ 2060 Portfolio for the period of August 1, 2024 to January 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$30	0.58%

Fund Statistics
Net Assets	$20,892,197
Management Fees (dollars paid during the reporting period)	$29,765
Portfolio Turnover Rate	8%
Total Number of Portfolio Holdings	19

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	65.1%
International Equity Funds	29.9%
Domestic Fixed Income Funds	3.6%
International Fixed Income Funds	1.4%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507J292

SEMIANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2060 Portfolio

I Class (AAEGX)	January 31, 2025

This semi-annual shareholder report contains important information about One Choice Blend+ 2060 Portfolio for the period of August 1, 2024 to January 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$20	0.38%

Fund Statistics
Net Assets	$20,892,197
Management Fees (dollars paid during the reporting period)	$29,765
Portfolio Turnover Rate	8%
Total Number of Portfolio Holdings	19

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	65.1%
International Equity Funds	29.9%
Domestic Fixed Income Funds	3.6%
International Fixed Income Funds	1.4%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507J284

SEMIANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2060 Portfolio

A Class (AAEHX)	January 31, 2025

This semi-annual shareholder report contains important information about One Choice Blend+ 2060 Portfolio for the period of August 1, 2024 to January 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$43	0.83%

Fund Statistics
Net Assets	$20,892,197
Management Fees (dollars paid during the reporting period)	$29,765
Portfolio Turnover Rate	8%
Total Number of Portfolio Holdings	19

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	65.1%
International Equity Funds	29.9%
Domestic Fixed Income Funds	3.6%
International Fixed Income Funds	1.4%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507J276

SEMIANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2060 Portfolio

R Class (AAEIX)	January 31, 2025

This semi-annual shareholder report contains important information about One Choice Blend+ 2060 Portfolio for the period of August 1, 2024 to January 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$56	1.08%

Fund Statistics
Net Assets	$20,892,197
Management Fees (dollars paid during the reporting period)	$29,765
Portfolio Turnover Rate	8%
Total Number of Portfolio Holdings	19

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	65.1%
International Equity Funds	29.9%
Domestic Fixed Income Funds	3.6%
International Fixed Income Funds	1.4%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507J268

SEMIANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2060 Portfolio

R6 Class (AAEJX)	January 31, 2025

This semi-annual shareholder report contains important information about One Choice Blend+ 2060 Portfolio for the period of August 1, 2024 to January 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$12	0.23%

Fund Statistics
Net Assets	$20,892,197
Management Fees (dollars paid during the reporting period)	$29,765
Portfolio Turnover Rate	8%
Total Number of Portfolio Holdings	19

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	65.1%
International Equity Funds	29.9%
Domestic Fixed Income Funds	3.6%
International Fixed Income Funds	1.4%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507J250

SEMIANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2065 Portfolio

Investor Class (AAEKX)	January 31, 2025

This semi-annual shareholder report contains important information about One Choice Blend+ 2065 Portfolio for the period of August 1, 2024 to January 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$30	0.58%

Fund Statistics
Net Assets	$10,924,393
Management Fees (dollars paid during the reporting period)	$20,142
Portfolio Turnover Rate	10%
Total Number of Portfolio Holdings	19

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	65.0%
International Equity Funds	30.0%
Domestic Fixed Income Funds	3.6%
International Fixed Income Funds	1.4%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507J243

SEMIANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2065 Portfolio

I Class (AAELX)	January 31, 2025

This semi-annual shareholder report contains important information about One Choice Blend+ 2065 Portfolio for the period of August 1, 2024 to January 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$20	0.38%

Fund Statistics
Net Assets	$10,924,393
Management Fees (dollars paid during the reporting period)	$20,142
Portfolio Turnover Rate	10%
Total Number of Portfolio Holdings	19

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	65.0%
International Equity Funds	30.0%
Domestic Fixed Income Funds	3.6%
International Fixed Income Funds	1.4%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507J235

SEMIANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2065 Portfolio

A Class (AAEOX)	January 31, 2025

This semi-annual shareholder report contains important information about One Choice Blend+ 2065 Portfolio for the period of August 1, 2024 to January 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$43	0.83%

Fund Statistics
Net Assets	$10,924,393
Management Fees (dollars paid during the reporting period)	$20,142
Portfolio Turnover Rate	10%
Total Number of Portfolio Holdings	19

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	65.0%
International Equity Funds	30.0%
Domestic Fixed Income Funds	3.6%
International Fixed Income Funds	1.4%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507J227

SEMIANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2065 Portfolio

R Class (AAEUX)	January 31, 2025

This semi-annual shareholder report contains important information about One Choice Blend+ 2065 Portfolio for the period of August 1, 2024 to January 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$56	1.08%

Fund Statistics
Net Assets	$10,924,393
Management Fees (dollars paid during the reporting period)	$20,142
Portfolio Turnover Rate	10%
Total Number of Portfolio Holdings	19

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	65.0%
International Equity Funds	30.0%
Domestic Fixed Income Funds	3.6%
International Fixed Income Funds	1.4%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507J219

SEMIANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2065 Portfolio

R6 Class (AAEVX)	January 31, 2025

This semi-annual shareholder report contains important information about One Choice Blend+ 2065 Portfolio for the period of August 1, 2024 to January 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$12	0.23%

Fund Statistics
Net Assets	$10,924,393
Management Fees (dollars paid during the reporting period)	$20,142
Portfolio Turnover Rate	10%
Total Number of Portfolio Holdings	19

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	65.0%
International Equity Funds	30.0%
Domestic Fixed Income Funds	3.6%
International Fixed Income Funds	1.4%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507J193

SEMIANNUAL SHAREHOLDER REPORT

One Choice Portfolio: Very Conservative

Investor Class (AONIX)	January 31, 2025

This semi-annual shareholder report contains important information about One Choice Portfolio: Very Conservative for the period of August 1, 2024 to January 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$0	0.00%

Fund Statistics
Net Assets	$379,217,783
Management Fees (dollars paid during the reporting period)	None
Portfolio Turnover Rate	6%
Total Number of Portfolio Holdings	16

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	58.7%
Domestic Equity Funds	25.0%
International Fixed Income Funds	16.3%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507F753

SEMIANNUAL SHAREHOLDER REPORT

One Choice Portfolio: Very Conservative

R Class (AORHX)	January 31, 2025

This semi-annual shareholder report contains important information about One Choice Portfolio: Very Conservative for the period of August 1, 2024 to January 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$26	0.50%

Fund Statistics
Net Assets	$379,217,783
Management Fees (dollars paid during the reporting period)	None
Portfolio Turnover Rate	6%
Total Number of Portfolio Holdings	16

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	58.7%
Domestic Equity Funds	25.0%
International Fixed Income Funds	16.3%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507F258

SEMIANNUAL SHAREHOLDER REPORT

One Choice Portfolio: Conservative

Investor Class (AOCIX)	January 31, 2025

This semi-annual shareholder report contains important information about One Choice Portfolio: Conservative for the period of August 1, 2024 to January 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$0	0.00%

Fund Statistics
Net Assets	$1,097,068,356
Management Fees (dollars paid during the reporting period)	None
Portfolio Turnover Rate	7%
Total Number of Portfolio Holdings	19

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	39.8%
Domestic Equity Funds	33.1%
International Fixed Income Funds	15.3%
International Equity Funds	11.8%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507F746

SEMIANNUAL SHAREHOLDER REPORT

One Choice Portfolio: Conservative

R Class (AORSX)	January 31, 2025

This semi-annual shareholder report contains important information about One Choice Portfolio: Conservative for the period of August 1, 2024 to January 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$26	0.50%

Fund Statistics
Net Assets	$1,097,068,356
Management Fees (dollars paid during the reporting period)	None
Portfolio Turnover Rate	7%
Total Number of Portfolio Holdings	19

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	39.8%
Domestic Equity Funds	33.1%
International Fixed Income Funds	15.3%
International Equity Funds	11.8%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507F241

SEMIANNUAL SHAREHOLDER REPORT

One Choice Portfolio: Moderate

Investor Class (AOMIX)	January 31, 2025

This semi-annual shareholder report contains important information about One Choice Portfolio: Moderate for the period of August 1, 2024 to January 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$0	0.00%

Fund Statistics
Net Assets	$1,776,867,326
Management Fees (dollars paid during the reporting period)	None
Portfolio Turnover Rate	8%
Total Number of Portfolio Holdings	22

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	43.8%
Domestic Fixed Income Funds	27.3%
International Equity Funds	20.4%
International Fixed Income Funds	8.5%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507F738

SEMIANNUAL SHAREHOLDER REPORT

One Choice Portfolio: Moderate

R Class (AORMX)	January 31, 2025

This semi-annual shareholder report contains important information about One Choice Portfolio: Moderate for the period of August 1, 2024 to January 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$26	0.50%

Fund Statistics
Net Assets	$1,776,867,326
Management Fees (dollars paid during the reporting period)	None
Portfolio Turnover Rate	8%
Total Number of Portfolio Holdings	22

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	43.8%
Domestic Fixed Income Funds	27.3%
International Equity Funds	20.4%
International Fixed Income Funds	8.5%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507F233

SEMIANNUAL SHAREHOLDER REPORT

One Choice Portfolio: Aggressive

Investor Class (AOGIX)	January 31, 2025

This semi-annual shareholder report contains important information about One Choice Portfolio: Aggressive for the period of August 1, 2024 to January 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$0	0.00%

Fund Statistics
Net Assets	$885,632,598
Management Fees (dollars paid during the reporting period)	None
Portfolio Turnover Rate	9%
Total Number of Portfolio Holdings	21

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	54.3%
International Equity Funds	24.8%
Domestic Fixed Income Funds	16.4%
International Fixed Income Funds	4.5%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507F720

SEMIANNUAL SHAREHOLDER REPORT

One Choice Portfolio: Aggressive

R Class (AORYX)	January 31, 2025

This semi-annual shareholder report contains important information about One Choice Portfolio: Aggressive for the period of August 1, 2024 to January 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$26	0.50%

Fund Statistics
Net Assets	$885,632,598
Management Fees (dollars paid during the reporting period)	None
Portfolio Turnover Rate	9%
Total Number of Portfolio Holdings	21

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	54.3%
International Equity Funds	24.8%
Domestic Fixed Income Funds	16.4%
International Fixed Income Funds	4.5%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507F225

SEMIANNUAL SHAREHOLDER REPORT

One Choice Portfolio: Very Aggressive

Investor Class (AOVIX)	January 31, 2025

This semi-annual shareholder report contains important information about One Choice Portfolio: Very Aggressive for the period of August 1, 2024 to January 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$0	0.00%

Fund Statistics
Net Assets	$346,597,901
Management Fees (dollars paid during the reporting period)	None
Portfolio Turnover Rate	9%
Total Number of Portfolio Holdings	14

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	63.6%
International Equity Funds	36.4%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507F712

SEMIANNUAL SHAREHOLDER REPORT

One Choice Portfolio: Very Aggressive

R Class (AORVX)	January 31, 2025

This semi-annual shareholder report contains important information about One Choice Portfolio: Very Aggressive for the period of August 1, 2024 to January 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$26	0.50%

Fund Statistics
Net Assets	$346,597,901
Management Fees (dollars paid during the reporting period)	None
Portfolio Turnover Rate	9%
Total Number of Portfolio Holdings	14

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	63.6%
International Equity Funds	36.4%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507F217

SEMIANNUAL SHAREHOLDER REPORT

One Choice In Retirement Portfolio

Investor Class (ARTOX)	January 31, 2025

This semi-annual shareholder report contains important information about One Choice In Retirement Portfolio for the period of August 1, 2024 to January 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$38	0.74%

Fund Statistics
Net Assets	$1,582,587,377
Management Fees (dollars paid during the reporting period)	$5,497,645
Portfolio Turnover Rate	7%
Total Number of Portfolio Holdings	19

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	40.3%
Domestic Equity Funds	33.1%
International Fixed Income Funds	14.6%
International Equity Funds	12.0%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507F795

SEMIANNUAL SHAREHOLDER REPORT

One Choice In Retirement Portfolio

I Class (ATTIX)	January 31, 2025

This semi-annual shareholder report contains important information about One Choice In Retirement Portfolio for the period of August 1, 2024 to January 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$28	0.54%

Fund Statistics
Net Assets	$1,582,587,377
Management Fees (dollars paid during the reporting period)	$5,497,645
Portfolio Turnover Rate	7%
Total Number of Portfolio Holdings	19

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	40.3%
Domestic Equity Funds	33.1%
International Fixed Income Funds	14.6%
International Equity Funds	12.0%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507F779

SEMIANNUAL SHAREHOLDER REPORT

One Choice In Retirement Portfolio

A Class (ARTAX)	January 31, 2025

This semi-annual shareholder report contains important information about One Choice In Retirement Portfolio for the period of August 1, 2024 to January 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$51	0.99%

Fund Statistics
Net Assets	$1,582,587,377
Management Fees (dollars paid during the reporting period)	$5,497,645
Portfolio Turnover Rate	7%
Total Number of Portfolio Holdings	19

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	40.3%
Domestic Equity Funds	33.1%
International Fixed Income Funds	14.6%
International Equity Funds	12.0%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507F787

SEMIANNUAL SHAREHOLDER REPORT

One Choice In Retirement Portfolio

C Class (ATTCX)	January 31, 2025

This semi-annual shareholder report contains important information about One Choice In Retirement Portfolio for the period of August 1, 2024 to January 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$89	1.74%

Fund Statistics
Net Assets	$1,582,587,377
Management Fees (dollars paid during the reporting period)	$5,497,645
Portfolio Turnover Rate	7%
Total Number of Portfolio Holdings	19

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	40.3%
Domestic Equity Funds	33.1%
International Fixed Income Funds	14.6%
International Equity Funds	12.0%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507F431

SEMIANNUAL SHAREHOLDER REPORT

One Choice In Retirement Portfolio

R Class (ARSRX)	January 31, 2025

This semi-annual shareholder report contains important information about One Choice In Retirement Portfolio for the period of August 1, 2024 to January 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$64	1.24%

Fund Statistics
Net Assets	$1,582,587,377
Management Fees (dollars paid during the reporting period)	$5,497,645
Portfolio Turnover Rate	7%
Total Number of Portfolio Holdings	19

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	40.3%
Domestic Equity Funds	33.1%
International Fixed Income Funds	14.6%
International Equity Funds	12.0%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507F761

SEMIANNUAL SHAREHOLDER REPORT

One Choice In Retirement Portfolio

R6 Class (ARDTX)	January 31, 2025

This semi-annual shareholder report contains important information about One Choice In Retirement Portfolio for the period of August 1, 2024 to January 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$20	0.39%

Fund Statistics
Net Assets	$1,582,587,377
Management Fees (dollars paid during the reporting period)	$5,497,645
Portfolio Turnover Rate	7%
Total Number of Portfolio Holdings	19

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	40.3%
Domestic Equity Funds	33.1%
International Fixed Income Funds	14.6%
International Equity Funds	12.0%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507J102

SEMIANNUAL SHAREHOLDER REPORT

One Choice 2025 Portfolio

Investor Class (ARWIX)	January 31, 2025

This semi-annual shareholder report contains important information about One Choice 2025 Portfolio for the period of August 1, 2024 to January 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$39	0.76%

Fund Statistics
Net Assets	$1,422,621,507
Management Fees (dollars paid during the reporting period)	$5,037,991
Portfolio Turnover Rate	7%
Total Number of Portfolio Holdings	19

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	40.3%
Domestic Equity Funds	33.0%
International Fixed Income Funds	14.7%
International Equity Funds	12.0%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507F506

SEMIANNUAL SHAREHOLDER REPORT

One Choice 2025 Portfolio

I Class (ARWFX)	January 31, 2025

This semi-annual shareholder report contains important information about One Choice 2025 Portfolio for the period of August 1, 2024 to January 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$29	0.56%

Fund Statistics
Net Assets	$1,422,621,507
Management Fees (dollars paid during the reporting period)	$5,037,991
Portfolio Turnover Rate	7%
Total Number of Portfolio Holdings	19

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	40.3%
Domestic Equity Funds	33.0%
International Fixed Income Funds	14.7%
International Equity Funds	12.0%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507F704

SEMIANNUAL SHAREHOLDER REPORT

One Choice 2025 Portfolio

A Class (ARWAX)	January 31, 2025

This semi-annual shareholder report contains important information about One Choice 2025 Portfolio for the period of August 1, 2024 to January 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$52	1.01%

Fund Statistics
Net Assets	$1,422,621,507
Management Fees (dollars paid during the reporting period)	$5,037,991
Portfolio Turnover Rate	7%
Total Number of Portfolio Holdings	19

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	40.3%
Domestic Equity Funds	33.0%
International Fixed Income Funds	14.7%
International Equity Funds	12.0%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507F605

SEMIANNUAL SHAREHOLDER REPORT

One Choice 2025 Portfolio

C Class (ARWCX)	January 31, 2025

This semi-annual shareholder report contains important information about One Choice 2025 Portfolio for the period of August 1, 2024 to January 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$90	1.76%

Fund Statistics
Net Assets	$1,422,621,507
Management Fees (dollars paid during the reporting period)	$5,037,991
Portfolio Turnover Rate	7%
Total Number of Portfolio Holdings	19

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	40.3%
Domestic Equity Funds	33.0%
International Fixed Income Funds	14.7%
International Equity Funds	12.0%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507F498

SEMIANNUAL SHAREHOLDER REPORT

One Choice 2025 Portfolio

R Class (ARWRX)	January 31, 2025

This semi-annual shareholder report contains important information about One Choice 2025 Portfolio for the period of August 1, 2024 to January 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$65	1.26%

Fund Statistics
Net Assets	$1,422,621,507
Management Fees (dollars paid during the reporting period)	$5,037,991
Portfolio Turnover Rate	7%
Total Number of Portfolio Holdings	19

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	40.3%
Domestic Equity Funds	33.0%
International Fixed Income Funds	14.7%
International Equity Funds	12.0%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507F803

SEMIANNUAL SHAREHOLDER REPORT

One Choice 2025 Portfolio

R6 Class (ARWDX)	January 31, 2025

This semi-annual shareholder report contains important information about One Choice 2025 Portfolio for the period of August 1, 2024 to January 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$21	0.41%

Fund Statistics
Net Assets	$1,422,621,507
Management Fees (dollars paid during the reporting period)	$5,037,991
Portfolio Turnover Rate	7%
Total Number of Portfolio Holdings	19

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	40.3%
Domestic Equity Funds	33.0%
International Fixed Income Funds	14.7%
International Equity Funds	12.0%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507J300

SEMIANNUAL SHAREHOLDER REPORT

One Choice 2030 Portfolio

Investor Class (ARCVX)	January 31, 2025

This semi-annual shareholder report contains important information about One Choice 2030 Portfolio for the period of August 1, 2024 to January 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$40	0.78%

Fund Statistics
Net Assets	$1,563,262,462
Management Fees (dollars paid during the reporting period)	$5,330,986
Portfolio Turnover Rate	9%
Total Number of Portfolio Holdings	21

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	36.2%
Domestic Fixed Income Funds	35.5%
International Fixed Income Funds	14.2%
International Equity Funds	14.1%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507F654

SEMIANNUAL SHAREHOLDER REPORT

One Choice 2030 Portfolio

I Class (ARCSX)	January 31, 2025

This semi-annual shareholder report contains important information about One Choice 2030 Portfolio for the period of August 1, 2024 to January 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$30	0.58%

Fund Statistics
Net Assets	$1,563,262,462
Management Fees (dollars paid during the reporting period)	$5,330,986
Portfolio Turnover Rate	9%
Total Number of Portfolio Holdings	21

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	36.2%
Domestic Fixed Income Funds	35.5%
International Fixed Income Funds	14.2%
International Equity Funds	14.1%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507F647

SEMIANNUAL SHAREHOLDER REPORT

One Choice 2030 Portfolio

A Class (ARCMX)	January 31, 2025

This semi-annual shareholder report contains important information about One Choice 2030 Portfolio for the period of August 1, 2024 to January 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$53	1.03%

Fund Statistics
Net Assets	$1,563,262,462
Management Fees (dollars paid during the reporting period)	$5,330,986
Portfolio Turnover Rate	9%
Total Number of Portfolio Holdings	21

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	36.2%
Domestic Fixed Income Funds	35.5%
International Fixed Income Funds	14.2%
International Equity Funds	14.1%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507F621

SEMIANNUAL SHAREHOLDER REPORT

One Choice 2030 Portfolio

C Class (ARWOX)	January 31, 2025

This semi-annual shareholder report contains important information about One Choice 2030 Portfolio for the period of August 1, 2024 to January 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$91	1.78%

Fund Statistics
Net Assets	$1,563,262,462
Management Fees (dollars paid during the reporting period)	$5,330,986
Portfolio Turnover Rate	9%
Total Number of Portfolio Holdings	21

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	36.2%
Domestic Fixed Income Funds	35.5%
International Fixed Income Funds	14.2%
International Equity Funds	14.1%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507F480

SEMIANNUAL SHAREHOLDER REPORT

One Choice 2030 Portfolio

R Class (ARCRX)	January 31, 2025

This semi-annual shareholder report contains important information about One Choice 2030 Portfolio for the period of August 1, 2024 to January 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$66	1.28%

Fund Statistics
Net Assets	$1,563,262,462
Management Fees (dollars paid during the reporting period)	$5,330,986
Portfolio Turnover Rate	9%
Total Number of Portfolio Holdings	21

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	36.2%
Domestic Fixed Income Funds	35.5%
International Fixed Income Funds	14.2%
International Equity Funds	14.1%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507F639

SEMIANNUAL SHAREHOLDER REPORT

One Choice 2030 Portfolio

R6 Class (ARCUX)	January 31, 2025

This semi-annual shareholder report contains important information about One Choice 2030 Portfolio for the period of August 1, 2024 to January 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$22	0.43%

Fund Statistics
Net Assets	$1,563,262,462
Management Fees (dollars paid during the reporting period)	$5,330,986
Portfolio Turnover Rate	9%
Total Number of Portfolio Holdings	21

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	36.2%
Domestic Fixed Income Funds	35.5%
International Fixed Income Funds	14.2%
International Equity Funds	14.1%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507J409

SEMIANNUAL SHAREHOLDER REPORT

One Choice 2035 Portfolio

Investor Class (ARYIX)	January 31, 2025

This semi-annual shareholder report contains important information about One Choice 2035 Portfolio for the period of August 1, 2024 to January 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$42	0.81%

Fund Statistics
Net Assets	$1,840,648,141
Management Fees (dollars paid during the reporting period)	$6,649,343
Portfolio Turnover Rate	8%
Total Number of Portfolio Holdings	22

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	39.0%
Domestic Fixed Income Funds	31.1%
International Equity Funds	16.2%
International Fixed Income Funds	13.7%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507F886

SEMIANNUAL SHAREHOLDER REPORT

One Choice 2035 Portfolio

I Class (ARLIX)	January 31, 2025

This semi-annual shareholder report contains important information about One Choice 2035 Portfolio for the period of August 1, 2024 to January 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$31	0.61%

Fund Statistics
Net Assets	$1,840,648,141
Management Fees (dollars paid during the reporting period)	$6,649,343
Portfolio Turnover Rate	8%
Total Number of Portfolio Holdings	22

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	39.0%
Domestic Fixed Income Funds	31.1%
International Equity Funds	16.2%
International Fixed Income Funds	13.7%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507F860

SEMIANNUAL SHAREHOLDER REPORT

One Choice 2035 Portfolio

A Class (ARYAX)	January 31, 2025

This semi-annual shareholder report contains important information about One Choice 2035 Portfolio for the period of August 1, 2024 to January 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$54	1.06%

Fund Statistics
Net Assets	$1,840,648,141
Management Fees (dollars paid during the reporting period)	$6,649,343
Portfolio Turnover Rate	8%
Total Number of Portfolio Holdings	22

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	39.0%
Domestic Fixed Income Funds	31.1%
International Equity Funds	16.2%
International Fixed Income Funds	13.7%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507F878

SEMIANNUAL SHAREHOLDER REPORT

One Choice 2035 Portfolio

C Class (ARLCX)	January 31, 2025

This semi-annual shareholder report contains important information about One Choice 2035 Portfolio for the period of August 1, 2024 to January 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$93	1.81%

Fund Statistics
Net Assets	$1,840,648,141
Management Fees (dollars paid during the reporting period)	$6,649,343
Portfolio Turnover Rate	8%
Total Number of Portfolio Holdings	22

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	39.0%
Domestic Fixed Income Funds	31.1%
International Equity Funds	16.2%
International Fixed Income Funds	13.7%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507F472

SEMIANNUAL SHAREHOLDER REPORT

One Choice 2035 Portfolio

R Class (ARYRX)	January 31, 2025

This semi-annual shareholder report contains important information about One Choice 2035 Portfolio for the period of August 1, 2024 to January 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$67	1.31%

Fund Statistics
Net Assets	$1,840,648,141
Management Fees (dollars paid during the reporting period)	$6,649,343
Portfolio Turnover Rate	8%
Total Number of Portfolio Holdings	22

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	39.0%
Domestic Fixed Income Funds	31.1%
International Equity Funds	16.2%
International Fixed Income Funds	13.7%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507F852

SEMIANNUAL SHAREHOLDER REPORT

One Choice 2035 Portfolio

R6 Class (ARLDX)	January 31, 2025

This semi-annual shareholder report contains important information about One Choice 2035 Portfolio for the period of August 1, 2024 to January 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$24	0.46%

Fund Statistics
Net Assets	$1,840,648,141
Management Fees (dollars paid during the reporting period)	$6,649,343
Portfolio Turnover Rate	8%
Total Number of Portfolio Holdings	22

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	39.0%
Domestic Fixed Income Funds	31.1%
International Equity Funds	16.2%
International Fixed Income Funds	13.7%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507J508

SEMIANNUAL SHAREHOLDER REPORT

One Choice 2040 Portfolio

Investor Class (ARDVX)	January 31, 2025

This semi-annual shareholder report contains important information about One Choice 2040 Portfolio for the period of August 1, 2024 to January 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$43	0.83%

Fund Statistics
Net Assets	$1,401,068,544
Management Fees (dollars paid during the reporting period)	$5,138,787
Portfolio Turnover Rate	8%
Total Number of Portfolio Holdings	22

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	42.8%
Domestic Fixed Income Funds	27.4%
International Equity Funds	18.6%
International Fixed Income Funds	11.1%
Other Assets and Liabilities	0.1%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507F613

SEMIANNUAL SHAREHOLDER REPORT

One Choice 2040 Portfolio

I Class (ARDSX)	January 31, 2025

This semi-annual shareholder report contains important information about One Choice 2040 Portfolio for the period of August 1, 2024 to January 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$32	0.63%

Fund Statistics
Net Assets	$1,401,068,544
Management Fees (dollars paid during the reporting period)	$5,138,787
Portfolio Turnover Rate	8%
Total Number of Portfolio Holdings	22

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	42.8%
Domestic Fixed Income Funds	27.4%
International Equity Funds	18.6%
International Fixed Income Funds	11.1%
Other Assets and Liabilities	0.1%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507F597

SEMIANNUAL SHAREHOLDER REPORT

One Choice 2040 Portfolio

A Class (ARDMX)	January 31, 2025

This semi-annual shareholder report contains important information about One Choice 2040 Portfolio for the period of August 1, 2024 to January 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$56	1.08%

Fund Statistics
Net Assets	$1,401,068,544
Management Fees (dollars paid during the reporting period)	$5,138,787
Portfolio Turnover Rate	8%
Total Number of Portfolio Holdings	22

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	42.8%
Domestic Fixed Income Funds	27.4%
International Equity Funds	18.6%
International Fixed Income Funds	11.1%
Other Assets and Liabilities	0.1%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507F571

SEMIANNUAL SHAREHOLDER REPORT

One Choice 2040 Portfolio

C Class (ARNOX)	January 31, 2025

This semi-annual shareholder report contains important information about One Choice 2040 Portfolio for the period of August 1, 2024 to January 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$94	1.83%

Fund Statistics
Net Assets	$1,401,068,544
Management Fees (dollars paid during the reporting period)	$5,138,787
Portfolio Turnover Rate	8%
Total Number of Portfolio Holdings	22

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	42.8%
Domestic Fixed Income Funds	27.4%
International Equity Funds	18.6%
International Fixed Income Funds	11.1%
Other Assets and Liabilities	0.1%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507F464

SEMIANNUAL SHAREHOLDER REPORT

One Choice 2040 Portfolio

R Class (ARDRX)	January 31, 2025

This semi-annual shareholder report contains important information about One Choice 2040 Portfolio for the period of August 1, 2024 to January 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$68	1.33%

Fund Statistics
Net Assets	$1,401,068,544
Management Fees (dollars paid during the reporting period)	$5,138,787
Portfolio Turnover Rate	8%
Total Number of Portfolio Holdings	22

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	42.8%
Domestic Fixed Income Funds	27.4%
International Equity Funds	18.6%
International Fixed Income Funds	11.1%
Other Assets and Liabilities	0.1%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507F589

SEMIANNUAL SHAREHOLDER REPORT

One Choice 2040 Portfolio

R6 Class (ARDUX)	January 31, 2025

This semi-annual shareholder report contains important information about One Choice 2040 Portfolio for the period of August 1, 2024 to January 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$25	0.48%

Fund Statistics
Net Assets	$1,401,068,544
Management Fees (dollars paid during the reporting period)	$5,138,787
Portfolio Turnover Rate	8%
Total Number of Portfolio Holdings	22

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	42.8%
Domestic Fixed Income Funds	27.4%
International Equity Funds	18.6%
International Fixed Income Funds	11.1%
Other Assets and Liabilities	0.1%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507J607

SEMIANNUAL SHAREHOLDER REPORT

One Choice 2045 Portfolio

Investor Class (AROIX)	January 31, 2025

This semi-annual shareholder report contains important information about One Choice 2045 Portfolio for the period of August 1, 2024 to January 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$44	0.86%

Fund Statistics
Net Assets	$1,513,421,031
Management Fees (dollars paid during the reporting period)	$5,835,859
Portfolio Turnover Rate	8%
Total Number of Portfolio Holdings	20

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	46.6%
Domestic Fixed Income Funds	23.5%
International Equity Funds	21.1%
International Fixed Income Funds	8.8%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507F845

SEMIANNUAL SHAREHOLDER REPORT

One Choice 2045 Portfolio

I Class (AOOIX)	January 31, 2025

This semi-annual shareholder report contains important information about One Choice 2045 Portfolio for the period of August 1, 2024 to January 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$34	0.66%

Fund Statistics
Net Assets	$1,513,421,031
Management Fees (dollars paid during the reporting period)	$5,835,859
Portfolio Turnover Rate	8%
Total Number of Portfolio Holdings	20

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	46.6%
Domestic Fixed Income Funds	23.5%
International Equity Funds	21.1%
International Fixed Income Funds	8.8%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507F829

SEMIANNUAL SHAREHOLDER REPORT

One Choice 2045 Portfolio

A Class (AROAX)	January 31, 2025

This semi-annual shareholder report contains important information about One Choice 2045 Portfolio for the period of August 1, 2024 to January 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$57	1.11%

Fund Statistics
Net Assets	$1,513,421,031
Management Fees (dollars paid during the reporting period)	$5,835,859
Portfolio Turnover Rate	8%
Total Number of Portfolio Holdings	20

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	46.6%
Domestic Fixed Income Funds	23.5%
International Equity Funds	21.1%
International Fixed Income Funds	8.8%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507F837

SEMIANNUAL SHAREHOLDER REPORT

One Choice 2045 Portfolio

C Class (AROCX)	January 31, 2025

This semi-annual shareholder report contains important information about One Choice 2045 Portfolio for the period of August 1, 2024 to January 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$96	1.86%

Fund Statistics
Net Assets	$1,513,421,031
Management Fees (dollars paid during the reporting period)	$5,835,859
Portfolio Turnover Rate	8%
Total Number of Portfolio Holdings	20

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	46.6%
Domestic Fixed Income Funds	23.5%
International Equity Funds	21.1%
International Fixed Income Funds	8.8%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507F456

SEMIANNUAL SHAREHOLDER REPORT

One Choice 2045 Portfolio

R Class (ARORX)	January 31, 2025

This semi-annual shareholder report contains important information about One Choice 2045 Portfolio for the period of August 1, 2024 to January 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$70	1.36%

Fund Statistics
Net Assets	$1,513,421,031
Management Fees (dollars paid during the reporting period)	$5,835,859
Portfolio Turnover Rate	8%
Total Number of Portfolio Holdings	20

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	46.6%
Domestic Fixed Income Funds	23.5%
International Equity Funds	21.1%
International Fixed Income Funds	8.8%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507F811

SEMIANNUAL SHAREHOLDER REPORT

One Choice 2045 Portfolio

R6 Class (ARDOX)	January 31, 2025

This semi-annual shareholder report contains important information about One Choice 2045 Portfolio for the period of August 1, 2024 to January 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$26	0.51%

Fund Statistics
Net Assets	$1,513,421,031
Management Fees (dollars paid during the reporting period)	$5,835,859
Portfolio Turnover Rate	8%
Total Number of Portfolio Holdings	20

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	46.6%
Domestic Fixed Income Funds	23.5%
International Equity Funds	21.1%
International Fixed Income Funds	8.8%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507J706

SEMIANNUAL SHAREHOLDER REPORT

One Choice 2050 Portfolio

Investor Class (ARFVX)	January 31, 2025

This semi-annual shareholder report contains important information about One Choice 2050 Portfolio for the period of August 1, 2024 to January 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$45	0.88%

Fund Statistics
Net Assets	$1,202,770,970
Management Fees (dollars paid during the reporting period)	$4,627,639
Portfolio Turnover Rate	9%
Total Number of Portfolio Holdings	20

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	50.9%
International Equity Funds	23.0%
Domestic Fixed Income Funds	19.0%
International Fixed Income Funds	7.2%
Other Assets and Liabilities	(0.1)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507F563

SEMIANNUAL SHAREHOLDER REPORT

One Choice 2050 Portfolio

I Class (ARFSX)	January 31, 2025

This semi-annual shareholder report contains important information about One Choice 2050 Portfolio for the period of August 1, 2024 to January 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$35	0.68%

Fund Statistics
Net Assets	$1,202,770,970
Management Fees (dollars paid during the reporting period)	$4,627,639
Portfolio Turnover Rate	9%
Total Number of Portfolio Holdings	20

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	50.9%
International Equity Funds	23.0%
Domestic Fixed Income Funds	19.0%
International Fixed Income Funds	7.2%
Other Assets and Liabilities	(0.1)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507F555

SEMIANNUAL SHAREHOLDER REPORT

One Choice 2050 Portfolio

A Class (ARFMX)	January 31, 2025

This semi-annual shareholder report contains important information about One Choice 2050 Portfolio for the period of August 1, 2024 to January 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$58	1.13%

Fund Statistics
Net Assets	$1,202,770,970
Management Fees (dollars paid during the reporting period)	$4,627,639
Portfolio Turnover Rate	9%
Total Number of Portfolio Holdings	20

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	50.9%
International Equity Funds	23.0%
Domestic Fixed Income Funds	19.0%
International Fixed Income Funds	7.2%
Other Assets and Liabilities	(0.1)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507F530

SEMIANNUAL SHAREHOLDER REPORT

One Choice 2050 Portfolio

C Class (ARFDX)	January 31, 2025

This semi-annual shareholder report contains important information about One Choice 2050 Portfolio for the period of August 1, 2024 to January 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$97	1.88%

Fund Statistics
Net Assets	$1,202,770,970
Management Fees (dollars paid during the reporting period)	$4,627,639
Portfolio Turnover Rate	9%
Total Number of Portfolio Holdings	20

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	50.9%
International Equity Funds	23.0%
Domestic Fixed Income Funds	19.0%
International Fixed Income Funds	7.2%
Other Assets and Liabilities	(0.1)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507F449

SEMIANNUAL SHAREHOLDER REPORT

One Choice 2050 Portfolio

R Class (ARFWX)	January 31, 2025

This semi-annual shareholder report contains important information about One Choice 2050 Portfolio for the period of August 1, 2024 to January 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$71	1.38%

Fund Statistics
Net Assets	$1,202,770,970
Management Fees (dollars paid during the reporting period)	$4,627,639
Portfolio Turnover Rate	9%
Total Number of Portfolio Holdings	20

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	50.9%
International Equity Funds	23.0%
Domestic Fixed Income Funds	19.0%
International Fixed Income Funds	7.2%
Other Assets and Liabilities	(0.1)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507F548

SEMIANNUAL SHAREHOLDER REPORT

One Choice 2050 Portfolio

R6 Class (ARFEX)	January 31, 2025

This semi-annual shareholder report contains important information about One Choice 2050 Portfolio for the period of August 1, 2024 to January 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$27	0.53%

Fund Statistics
Net Assets	$1,202,770,970
Management Fees (dollars paid during the reporting period)	$4,627,639
Portfolio Turnover Rate	9%
Total Number of Portfolio Holdings	20

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	50.9%
International Equity Funds	23.0%
Domestic Fixed Income Funds	19.0%
International Fixed Income Funds	7.2%
Other Assets and Liabilities	(0.1)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507J805

SEMIANNUAL SHAREHOLDER REPORT

One Choice 2055 Portfolio

Investor Class (AREVX)	January 31, 2025

This semi-annual shareholder report contains important information about One Choice 2055 Portfolio for the period of August 1, 2024 to January 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$46	0.88%

Fund Statistics
Net Assets	$876,279,011
Management Fees (dollars paid during the reporting period)	$3,322,034
Portfolio Turnover Rate	9%
Total Number of Portfolio Holdings	20

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	55.2%
International Equity Funds	24.9%
Domestic Fixed Income Funds	14.4%
International Fixed Income Funds	5.4%
Other Assets and Liabilities	0.1%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507F423

SEMIANNUAL SHAREHOLDER REPORT

One Choice 2055 Portfolio

I Class (ARENX)	January 31, 2025

This semi-annual shareholder report contains important information about One Choice 2055 Portfolio for the period of August 1, 2024 to January 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$35	0.68%

Fund Statistics
Net Assets	$876,279,011
Management Fees (dollars paid during the reporting period)	$3,322,034
Portfolio Turnover Rate	9%
Total Number of Portfolio Holdings	20

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	55.2%
International Equity Funds	24.9%
Domestic Fixed Income Funds	14.4%
International Fixed Income Funds	5.4%
Other Assets and Liabilities	0.1%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507F415

SEMIANNUAL SHAREHOLDER REPORT

One Choice 2055 Portfolio

A Class (AREMX)	January 31, 2025

This semi-annual shareholder report contains important information about One Choice 2055 Portfolio for the period of August 1, 2024 to January 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$58	1.13%

Fund Statistics
Net Assets	$876,279,011
Management Fees (dollars paid during the reporting period)	$3,322,034
Portfolio Turnover Rate	9%
Total Number of Portfolio Holdings	20

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	55.2%
International Equity Funds	24.9%
Domestic Fixed Income Funds	14.4%
International Fixed Income Funds	5.4%
Other Assets and Liabilities	0.1%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507F399

SEMIANNUAL SHAREHOLDER REPORT

One Choice 2055 Portfolio

C Class (AREFX)	January 31, 2025

This semi-annual shareholder report contains important information about One Choice 2055 Portfolio for the period of August 1, 2024 to January 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$97	1.88%

Fund Statistics
Net Assets	$876,279,011
Management Fees (dollars paid during the reporting period)	$3,322,034
Portfolio Turnover Rate	9%
Total Number of Portfolio Holdings	20

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	55.2%
International Equity Funds	24.9%
Domestic Fixed Income Funds	14.4%
International Fixed Income Funds	5.4%
Other Assets and Liabilities	0.1%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507F381

SEMIANNUAL SHAREHOLDER REPORT

One Choice 2055 Portfolio

R Class (AREOX)	January 31, 2025

This semi-annual shareholder report contains important information about One Choice 2055 Portfolio for the period of August 1, 2024 to January 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$71	1.38%

Fund Statistics
Net Assets	$876,279,011
Management Fees (dollars paid during the reporting period)	$3,322,034
Portfolio Turnover Rate	9%
Total Number of Portfolio Holdings	20

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	55.2%
International Equity Funds	24.9%
Domestic Fixed Income Funds	14.4%
International Fixed Income Funds	5.4%
Other Assets and Liabilities	0.1%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507F373

SEMIANNUAL SHAREHOLDER REPORT

One Choice 2055 Portfolio

R6 Class (AREUX)	January 31, 2025

This semi-annual shareholder report contains important information about One Choice 2055 Portfolio for the period of August 1, 2024 to January 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$27	0.53%

Fund Statistics
Net Assets	$876,279,011
Management Fees (dollars paid during the reporting period)	$3,322,034
Portfolio Turnover Rate	9%
Total Number of Portfolio Holdings	20

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	55.2%
International Equity Funds	24.9%
Domestic Fixed Income Funds	14.4%
International Fixed Income Funds	5.4%
Other Assets and Liabilities	0.1%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507J888

SEMIANNUAL SHAREHOLDER REPORT

One Choice 2060 Portfolio

Investor Class (ARGVX)	January 31, 2025

This semi-annual shareholder report contains important information about One Choice 2060 Portfolio for the period of August 1, 2024 to January 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$46	0.88%

Fund Statistics
Net Assets	$511,015,161
Management Fees (dollars paid during the reporting period)	$1,892,150
Portfolio Turnover Rate	7%
Total Number of Portfolio Holdings	19

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	56.9%
International Equity Funds	25.7%
Domestic Fixed Income Funds	12.7%
International Fixed Income Funds	4.8%
Other Assets and Liabilities	(0.1)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507F191

SEMIANNUAL SHAREHOLDER REPORT

One Choice 2060 Portfolio

I Class (ARGNX)	January 31, 2025

This semi-annual shareholder report contains important information about One Choice 2060 Portfolio for the period of August 1, 2024 to January 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$35	0.68%

Fund Statistics
Net Assets	$511,015,161
Management Fees (dollars paid during the reporting period)	$1,892,150
Portfolio Turnover Rate	7%
Total Number of Portfolio Holdings	19

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	56.9%
International Equity Funds	25.7%
Domestic Fixed Income Funds	12.7%
International Fixed Income Funds	4.8%
Other Assets and Liabilities	(0.1)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507F183

SEMIANNUAL SHAREHOLDER REPORT

One Choice 2060 Portfolio

A Class (ARGMX)	January 31, 2025

This semi-annual shareholder report contains important information about One Choice 2060 Portfolio for the period of August 1, 2024 to January 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$58	1.13%

Fund Statistics
Net Assets	$511,015,161
Management Fees (dollars paid during the reporting period)	$1,892,150
Portfolio Turnover Rate	7%
Total Number of Portfolio Holdings	19

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	56.9%
International Equity Funds	25.7%
Domestic Fixed Income Funds	12.7%
International Fixed Income Funds	4.8%
Other Assets and Liabilities	(0.1)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507F167

SEMIANNUAL SHAREHOLDER REPORT

One Choice 2060 Portfolio

C Class (ARGHX)	January 31, 2025

This semi-annual shareholder report contains important information about One Choice 2060 Portfolio for the period of August 1, 2024 to January 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$97	1.88%

Fund Statistics
Net Assets	$511,015,161
Management Fees (dollars paid during the reporting period)	$1,892,150
Portfolio Turnover Rate	7%
Total Number of Portfolio Holdings	19

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	56.9%
International Equity Funds	25.7%
Domestic Fixed Income Funds	12.7%
International Fixed Income Funds	4.8%
Other Assets and Liabilities	(0.1)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507F159

SEMIANNUAL SHAREHOLDER REPORT

One Choice 2060 Portfolio

R Class (ARGRX)	January 31, 2025

This semi-annual shareholder report contains important information about One Choice 2060 Portfolio for the period of August 1, 2024 to January 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$71	1.38%

Fund Statistics
Net Assets	$511,015,161
Management Fees (dollars paid during the reporting period)	$1,892,150
Portfolio Turnover Rate	7%
Total Number of Portfolio Holdings	19

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	56.9%
International Equity Funds	25.7%
Domestic Fixed Income Funds	12.7%
International Fixed Income Funds	4.8%
Other Assets and Liabilities	(0.1)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507F142

SEMIANNUAL SHAREHOLDER REPORT

One Choice 2060 Portfolio

R6 Class (ARGDX)	January 31, 2025

This semi-annual shareholder report contains important information about One Choice 2060 Portfolio for the period of August 1, 2024 to January 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$27	0.53%

Fund Statistics
Net Assets	$511,015,161
Management Fees (dollars paid during the reporting period)	$1,892,150
Portfolio Turnover Rate	7%
Total Number of Portfolio Holdings	19

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	56.9%
International Equity Funds	25.7%
Domestic Fixed Income Funds	12.7%
International Fixed Income Funds	4.8%
Other Assets and Liabilities	(0.1)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507J870

SEMIANNUAL SHAREHOLDER REPORT

One Choice 2065 Portfolio

Investor Class (ARHVX)	January 31, 2025

This semi-annual shareholder report contains important information about One Choice 2065 Portfolio for the period of August 1, 2024 to January 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$46	0.88%

Fund Statistics
Net Assets	$116,955,132
Management Fees (dollars paid during the reporting period)	$396,142
Portfolio Turnover Rate	5%
Total Number of Portfolio Holdings	19

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	58.6%
International Equity Funds	26.5%
Domestic Fixed Income Funds	10.9%
International Fixed Income Funds	4.1%
Other Assets and Liabilities	(0.1)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507J862

SEMIANNUAL SHAREHOLDER REPORT

One Choice 2065 Portfolio

I Class (ARHUX)	January 31, 2025

This semi-annual shareholder report contains important information about One Choice 2065 Portfolio for the period of August 1, 2024 to January 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$35	0.68%

Fund Statistics
Net Assets	$116,955,132
Management Fees (dollars paid during the reporting period)	$396,142
Portfolio Turnover Rate	5%
Total Number of Portfolio Holdings	19

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	58.6%
International Equity Funds	26.5%
Domestic Fixed Income Funds	10.9%
International Fixed Income Funds	4.1%
Other Assets and Liabilities	(0.1)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507J854

SEMIANNUAL SHAREHOLDER REPORT

One Choice 2065 Portfolio

A Class (ARHMX)	January 31, 2025

This semi-annual shareholder report contains important information about One Choice 2065 Portfolio for the period of August 1, 2024 to January 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$59	1.13%

Fund Statistics
Net Assets	$116,955,132
Management Fees (dollars paid during the reporting period)	$396,142
Portfolio Turnover Rate	5%
Total Number of Portfolio Holdings	19

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	58.6%
International Equity Funds	26.5%
Domestic Fixed Income Funds	10.9%
International Fixed Income Funds	4.1%
Other Assets and Liabilities	(0.1)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507J847

SEMIANNUAL SHAREHOLDER REPORT

One Choice 2065 Portfolio

C Class (ARHEX)	January 31, 2025

This semi-annual shareholder report contains important information about One Choice 2065 Portfolio for the period of August 1, 2024 to January 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$97	1.88%

Fund Statistics
Net Assets	$116,955,132
Management Fees (dollars paid during the reporting period)	$396,142
Portfolio Turnover Rate	5%
Total Number of Portfolio Holdings	19

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	58.6%
International Equity Funds	26.5%
Domestic Fixed Income Funds	10.9%
International Fixed Income Funds	4.1%
Other Assets and Liabilities	(0.1)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507J839

SEMIANNUAL SHAREHOLDER REPORT

One Choice 2065 Portfolio

R Class (ARHFX)	January 31, 2025

This semi-annual shareholder report contains important information about One Choice 2065 Portfolio for the period of August 1, 2024 to January 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$71	1.38%

Fund Statistics
Net Assets	$116,955,132
Management Fees (dollars paid during the reporting period)	$396,142
Portfolio Turnover Rate	5%
Total Number of Portfolio Holdings	19

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	58.6%
International Equity Funds	26.5%
Domestic Fixed Income Funds	10.9%
International Fixed Income Funds	4.1%
Other Assets and Liabilities	(0.1)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507J821

SEMIANNUAL SHAREHOLDER REPORT

One Choice 2065 Portfolio

R6 Class (ARHSX)	January 31, 2025

This semi-annual shareholder report contains important information about One Choice 2065 Portfolio for the period of August 1, 2024 to January 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$27	0.53%

Fund Statistics
Net Assets	$116,955,132
Management Fees (dollars paid during the reporting period)	$396,142
Portfolio Turnover Rate	5%
Total Number of Portfolio Holdings	19

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	58.6%
International Equity Funds	26.5%
Domestic Fixed Income Funds	10.9%
International Fixed Income Funds	4.1%
Other Assets and Liabilities	(0.1)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507J813

(b) Not applicable.

ITEM 2. CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semiannual report filings.

ITEM 6. INVESTMENTS.

(a) The schedule of investments is included as part of the report to stockholders filed under Item 7 of this Form.

(b) Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

(a)

Semiannual Financial Statements and Other Information

January 31, 2025

One Choice® Blend+ 2015 Portfolio	One Choice® Blend+ 2045 Portfolio
Investor Class (AAAFX)	Investor Class (AADHX)
I Class (AAAHX)	I Class (AADJX)
A Class (AAAJX)	A Class (AADKX)
R Class (AAAKX)	R Class (AADLX)
R6 Class (AAALX)	R6 Class (AADMX)
One Choice® Blend+ 2020 Portfolio	One Choice® Blend+ 2050 Portfolio
Investor Class (AAAMX)	Investor Class (AADNX)
I Class (AAAOX)	I Class (AADOX)
A Class (AABEX)	A Class (AADPX)
R Class (AABGX)	R Class (AADQX)
R6 Class (AABHX)	R6 Class (AADUX)
One Choice® Blend+ 2025 Portfolio	One Choice® Blend+ 2055 Portfolio
Investor Class (AABJX)	Investor Class (AADVX)
I Class (AABKX)	I Class (AADWX)
A Class (AABQX)	A Class (AADZX)
R Class (AABRX)	R Class (AAEDX)
R6 Class (AABVX)	R6 Class (AAEEX)
One Choice® Blend+ 2030 Portfolio	One Choice® Blend+ 2060 Portfolio
Investor Class (AABWX)	Investor Class (AAEFX)
I Class (AAEWX)	I Class (AAEGX)
A Class (AABZX)	A Class (AAEHX)
R Class (AACHX)	R Class (AAEIX)
R6 Class (AACJX)	R6 Class (AAEJX)
One Choice® Blend+ 2035 Portfolio	One Choice® Blend+ 2065 Portfolio
Investor Class (AACKX)	Investor Class (AAEKX)
I Class (AACLX)	I Class (AAELX)
A Class (AACMX)	A Class (AAEOX)
R Class (AACPX)	R Class (AAEUX)
R6 Class (AACQX)	R6 Class (AAEVX)
One Choice® Blend+ 2040 Portfolio
Investor Class (AACSX)
I Class (AACUX)
A Class (AACVX)
R Class (AACWX)
R6 Class (AACZX)

Schedules of Investments

JANUARY 31, 2025 (UNAUDITED)

One Choice Blend+ 2015 Portfolio

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Fixed Income Funds — 46.5%
Avantis Core Fixed Income Fund G Class	105,714	$873,201
Avantis Short-Term Fixed Income Fund G Class	20,559	195,516
High Income Fund G Class	13,534	117,885
Inflation-Adjusted Bond Fund G Class	15,020	157,112
Short Duration Inflation Protection Bond Fund G Class	18,818	195,703
		1,539,417
Domestic Equity Funds — 29.7%
American Century Low Volatility ETF	2,988	168,787
Avantis U.S. Equity Fund G Class	14,590	278,806
Avantis U.S. Small Cap Value Fund G Class	1,622	28,289
Focused Large Cap Value Fund G Class	21,438	226,175
Growth Fund G Class	2,923	182,179
Heritage Fund G Class	498	15,335
Mid Cap Value Fund G Class	3,438	55,391
Small Cap Growth Fund G Class	1,139	29,148
		984,110
International Fixed Income Funds — 13.1%
Emerging Markets Debt Fund G Class	4,485	39,517
Global Bond Fund G Class	45,179	394,867
		434,384
International Equity Funds — 10.7%
Avantis International Equity Fund G Class	12,187	147,457
Focused International Growth Fund G Class	4,583	80,703
Global Real Estate Fund G Class	2,557	33,414
International Value Fund G Class	10,748	93,187
		354,761
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $3,006,715)		3,312,672
OTHER ASSETS AND LIABILITIES — 0.0%		(56)
TOTAL NET ASSETS — 100.0%		$3,312,616

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.

JANUARY 31, 2025 (UNAUDITED)

One Choice Blend+ 2020 Portfolio

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Fixed Income Funds — 46.6%
Avantis Core Fixed Income Fund G Class	490,296	$4,049,842
Avantis Short-Term Fixed Income Fund G Class	95,890	911,918
High Income Fund G Class	63,558	553,591
Inflation-Adjusted Bond Fund G Class	70,161	733,879
Short Duration Inflation Protection Bond Fund G Class	87,769	912,794
		7,162,024
Domestic Equity Funds — 29.6%
American Century Low Volatility ETF	13,760	777,282
Avantis U.S. Equity Fund G Class	67,495	1,289,832
Avantis U.S. Small Cap Value Fund G Class	7,420	129,403
Focused Large Cap Value Fund G Class	99,035	1,044,816
Growth Fund G Class	13,536	843,562
Heritage Fund G Class	2,272	69,915
Mid Cap Value Fund G Class	15,810	254,700
Small Cap Growth Fund G Class	5,277	134,973
		4,544,483
International Fixed Income Funds — 13.2%
Emerging Markets Debt Fund G Class	20,865	183,821
Global Bond Fund G Class	210,049	1,835,827
		2,019,648
International Equity Funds — 10.6%
Avantis International Equity Fund G Class	56,098	678,787
Focused International Growth Fund G Class	20,834	366,879
Global Real Estate Fund G Class	11,465	149,850
International Value Fund G Class	49,751	431,340
		1,626,856
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $13,905,345)		15,353,011
OTHER ASSETS AND LIABILITIES — 0.0%		(205)
TOTAL NET ASSETS — 100.0%		$15,352,806

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.

JANUARY 31, 2025 (UNAUDITED)

One Choice Blend+ 2025 Portfolio

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Fixed Income Funds — 41.3%
Avantis Core Fixed Income Fund G Class	900,439	$7,437,624
Avantis Short-Term Fixed Income Fund G Class	112,738	1,072,137
High Income Fund G Class	152,406	1,327,453
Inflation-Adjusted Bond Fund G Class	124,509	1,302,366
Short Duration Inflation Protection Bond Fund G Class	130,526	1,357,474
		12,497,054
Domestic Equity Funds — 33.5%
American Century Low Volatility ETF	22,747	1,284,944
Avantis U.S. Equity Fund G Class	159,625	3,050,435
Avantis U.S. Small Cap Value Fund G Class	17,255	300,930
Focused Large Cap Value Fund G Class	222,102	2,343,175
Growth Fund G Class	32,139	2,002,884
Heritage Fund G Class	8,418	259,016
Mid Cap Value Fund G Class	35,664	574,548
Small Cap Growth Fund G Class	12,003	307,027
		10,122,959
International Equity Funds — 12.8%
Avantis Emerging Markets Equity Fund G Class	19,726	230,207
Avantis International Equity Fund G Class	121,772	1,473,443
Focused International Growth Fund G Class	45,434	800,098
Global Real Estate Fund G Class	27,915	364,848
International Small-Mid Cap Fund G Class	6,783	66,811
International Value Fund G Class	106,141	920,240
		3,855,647
International Fixed Income Funds — 12.4%
Emerging Markets Debt Fund G Class	57,374	505,463
Global Bond Fund G Class	371,006	3,242,591
		3,748,054
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $27,159,059)		30,223,714
OTHER ASSETS AND LIABILITIES — 0.0%		(434)
TOTAL NET ASSETS — 100.0%		$30,223,280

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.

JANUARY 31, 2025 (UNAUDITED)

One Choice Blend+ 2030 Portfolio

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 39.1%
American Century Low Volatility ETF	30,899	$1,745,438
Avantis U.S. Equity Fund G Class	350,474	6,697,551
Avantis U.S. Small Cap Value Fund G Class	36,390	634,635
Focused Large Cap Value Fund G Class	462,943	4,884,053
Growth Fund G Class	70,593	4,399,357
Heritage Fund G Class	24,830	764,020
Mid Cap Value Fund G Class	73,776	1,188,539
Small Cap Growth Fund G Class	25,694	657,250
		20,970,843
Domestic Fixed Income Funds — 34.0%
Avantis Core Fixed Income Fund G Class	1,391,308	11,492,203
Avantis Short-Term Fixed Income Fund G Class	81,879	778,668
High Income Fund G Class	279,429	2,433,830
Inflation-Adjusted Bond Fund G Class	184,068	1,925,352
Short Duration Inflation Protection Bond Fund G Class	155,700	1,619,279
		18,249,332
International Equity Funds — 16.0%
Avantis Emerging Markets Equity Fund G Class	85,166	993,889
Avantis International Equity Fund G Class	248,744	3,009,797
Focused International Growth Fund G Class	93,880	1,653,220
Global Real Estate Fund G Class	61,279	800,910
International Small-Mid Cap Fund G Class	28,600	281,710
International Value Fund G Class	210,838	1,827,965
		8,567,491
International Fixed Income Funds — 10.9%
Emerging Markets Debt Fund G Class	119,174	1,049,921
Global Bond Fund G Class	548,469	4,793,615
		5,843,536
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $48,439,311)		53,631,202
OTHER ASSETS AND LIABILITIES — 0.0%		(802)
TOTAL NET ASSETS — 100.0%		$53,630,400

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.

JANUARY 31, 2025 (UNAUDITED)

One Choice Blend+ 2035 Portfolio

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 44.4%
American Century Low Volatility ETF	15,917	$899,127
Avantis U.S. Equity Fund G Class	392,460	7,499,913
Avantis U.S. Small Cap Value Fund G Class	39,560	689,933
Focused Dynamic Growth Fund G Class(2)	27,168	2,086,809
Focused Large Cap Value Fund G Class	489,262	5,161,710
Growth Fund G Class	45,754	2,851,397
Heritage Fund G Class	33,467	1,029,784
Mid Cap Value Fund G Class	77,760	1,252,722
Small Cap Growth Fund G Class	27,248	697,000
		22,168,395
Domestic Fixed Income Funds — 27.0%
Avantis Core Fixed Income Fund G Class	1,115,491	9,213,953
Avantis Short-Term Fixed Income Fund G Class	30,985	294,671
High Income Fund G Class	248,778	2,166,854
Inflation-Adjusted Bond Fund G Class	112,588	1,177,670
Short Duration Inflation Protection Bond Fund G Class	58,649	609,948
		13,463,096
International Equity Funds — 19.3%
Avantis Emerging Markets Equity Fund G Class	98,131	1,145,183
Avantis International Equity Fund G Class	251,233	3,039,919
Emerging Markets Fund G Class	49,763	573,771
Focused International Growth Fund G Class	96,387	1,697,375
Global Real Estate Fund G Class	70,855	926,069
International Small-Mid Cap Fund G Class	48,057	473,361
International Value Fund G Class	133,169	1,154,575
Non-U.S. Intrinsic Value Fund G Class	73,839	625,412
		9,635,665
International Fixed Income Funds — 9.3%
Emerging Markets Debt Fund G Class	118,149	1,040,896
Global Bond Fund G Class	414,957	3,626,725
		4,667,621
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $44,435,621)		49,934,777
OTHER ASSETS AND LIABILITIES — 0.0%		(819)
TOTAL NET ASSETS — 100.0%		$49,933,958

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

See Notes to Financial Statements.

JANUARY 31, 2025 (UNAUDITED)

One Choice Blend+ 2040 Portfolio

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 49.6%
Avantis U.S. Equity Fund G Class	401,798	$7,678,360
Avantis U.S. Small Cap Value Fund G Class	39,022	680,538
Focused Dynamic Growth Fund G Class(2)	48,132	3,697,041
Focused Large Cap Value Fund G Class	480,346	5,067,648
Growth Fund G Class	21,804	1,358,853
Heritage Fund G Class	40,144	1,235,232
Mid Cap Value Fund G Class	75,962	1,223,748
Small Cap Growth Fund G Class	27,475	702,800
		21,644,220
International Equity Funds — 22.9%
Avantis Emerging Markets Equity Fund G Class	116,453	1,359,009
Avantis International Equity Fund G Class	234,967	2,843,097
Emerging Markets Fund G Class	86,482	997,132
Focused International Growth Fund G Class	90,835	1,599,605
Global Real Estate Fund G Class	71,858	939,180
International Small-Mid Cap Fund G Class	64,873	639,003
International Value Fund G Class	65,054	564,016
Non-U.S. Intrinsic Value Fund G Class	123,007	1,041,868
		9,982,910
Domestic Fixed Income Funds — 20.0%
Avantis Core Fixed Income Fund G Class	788,276	6,511,156
High Income Fund G Class	188,731	1,643,849
Inflation-Adjusted Bond Fund G Class	57,520	601,658
		8,756,663
International Fixed Income Funds — 7.5%
Emerging Markets Debt Fund G Class	100,002	881,014
Global Bond Fund G Class	274,426	2,398,482
		3,279,496
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $37,810,639)		43,663,289
OTHER ASSETS AND LIABILITIES — 0.0%		(707)
TOTAL NET ASSETS — 100.0%		$43,662,582

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

See Notes to Financial Statements.

JANUARY 31, 2025 (UNAUDITED)

One Choice Blend+ 2045 Portfolio

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 54.6%
Avantis U.S. Equity Fund G Class	517,198	$9,883,648
Avantis U.S. Small Cap Value Fund G Class	50,593	882,338
Focused Dynamic Growth Fund G Class(2)	81,017	6,222,922
Focused Large Cap Value Fund G Class	622,162	6,563,805
Growth Fund G Class	4,267	265,891
Heritage Fund G Class	51,191	1,575,161
Mid Cap Value Fund G Class	97,683	1,573,681
Small Cap Growth Fund G Class	35,316	903,387
		27,870,833
International Equity Funds — 25.3%
Avantis Emerging Markets Equity Fund G Class	112,522	1,313,127
Avantis International Equity Fund G Class	302,511	3,660,382
Emerging Markets Fund G Class	152,523	1,758,590
Focused International Growth Fund G Class	116,671	2,054,581
Global Real Estate Fund G Class	93,027	1,215,867
International Small-Mid Cap Fund G Class	83,988	827,278
International Value Fund G Class	12,604	109,276
Non-U.S. Intrinsic Value Fund G Class	231,335	1,959,407
		12,898,508
Domestic Fixed Income Funds — 14.6%
Avantis Core Fixed Income Fund G Class	668,841	5,524,630
High Income Fund G Class	160,103	1,394,498
Inflation-Adjusted Bond Fund G Class	48,910	511,596
		7,430,724
International Fixed Income Funds — 5.5%
Emerging Markets Debt Fund G Class	85,182	750,451
Global Bond Fund G Class	233,215	2,038,298
		2,788,749
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $43,286,743)		50,988,814
OTHER ASSETS AND LIABILITIES — 0.0%		(792)
TOTAL NET ASSETS — 100.0%		$50,988,022

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

See Notes to Financial Statements.

JANUARY 31, 2025 (UNAUDITED)

One Choice Blend+ 2050 Portfolio

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 59.9%
Avantis U.S. Equity Fund G Class	504,294	$9,637,063
Avantis U.S. Small Cap Value Fund G Class	48,948	853,654
Focused Dynamic Growth Fund G Class(2)	82,822	6,361,580
Focused Large Cap Value Fund G Class	610,765	6,443,576
Heritage Fund G Class	50,840	1,564,344
Mid Cap Value Fund G Class	95,546	1,539,248
Small Cap Growth Fund G Class	34,749	888,882
		27,288,347
International Equity Funds — 27.6%
Avantis Emerging Markets Equity Fund G Class	100,778	1,176,085
Avantis International Equity Fund G Class	296,293	3,585,144
Emerging Markets Fund G Class	153,946	1,775,002
Focused International Growth Fund G Class	114,269	2,012,278
Global Real Estate Fund G Class	90,553	1,183,529
International Small-Mid Cap Fund G Class	81,366	801,457
Non-U.S. Intrinsic Value Fund G Class	240,977	2,041,076
		12,574,571
Domestic Fixed Income Funds — 9.1%
Avantis Core Fixed Income Fund G Class	371,626	3,069,631
High Income Fund G Class	88,773	773,209
Inflation-Adjusted Bond Fund G Class	27,449	287,113
		4,129,953
International Fixed Income Funds — 3.4%
Emerging Markets Debt Fund G Class	47,609	419,432
Global Bond Fund G Class	128,496	1,123,056
		1,542,488
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $38,308,394)		45,535,359
OTHER ASSETS AND LIABILITIES — 0.0%		(678)
TOTAL NET ASSETS — 100.0%		$45,534,681

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

See Notes to Financial Statements.

JANUARY 31, 2025 (UNAUDITED)

One Choice Blend+ 2055 Portfolio

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 65.1%
Avantis U.S. Equity Fund G Class	342,916	$6,553,122
Avantis U.S. Small Cap Value Fund G Class	33,120	577,612
Focused Dynamic Growth Fund G Class(2)	56,440	4,335,157
Focused Large Cap Value Fund G Class	409,741	4,322,768
Heritage Fund G Class	34,373	1,057,668
Mid Cap Value Fund G Class	64,682	1,042,021
Small Cap Growth Fund G Class	23,586	603,321
		18,491,669
International Equity Funds — 30.0%
Avantis Emerging Markets Equity Fund G Class	68,661	801,271
Avantis International Equity Fund G Class	200,904	2,430,940
Emerging Markets Fund G Class	104,933	1,209,881
Focused International Growth Fund G Class	77,249	1,360,355
Global Real Estate Fund G Class	61,560	804,595
International Small-Mid Cap Fund G Class	55,561	547,278
Non-U.S. Intrinsic Value Fund G Class	162,512	1,376,478
		8,530,798
Domestic Fixed Income Funds — 3.6%
Avantis Core Fixed Income Fund G Class	92,823	766,716
High Income Fund G Class	21,672	188,763
Inflation-Adjusted Bond Fund G Class	6,665	69,716
		1,025,195
International Fixed Income Funds — 1.3%
Emerging Markets Debt Fund G Class	11,714	103,203
Global Bond Fund G Class	31,534	275,611
		378,814
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $23,683,380)		28,426,476
OTHER ASSETS AND LIABILITIES — 0.0%		(438)
TOTAL NET ASSETS — 100.0%		$28,426,038

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

See Notes to Financial Statements.

JANUARY 31, 2025 (UNAUDITED)

One Choice Blend+ 2060 Portfolio

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 65.1%
Avantis U.S. Equity Fund G Class	251,950	$4,814,755
Avantis U.S. Small Cap Value Fund G Class	24,409	425,693
Focused Dynamic Growth Fund G Class(2)	41,461	3,184,609
Focused Large Cap Value Fund G Class	303,814	3,205,240
Heritage Fund G Class	25,050	770,786
Mid Cap Value Fund G Class	47,550	766,023
Small Cap Growth Fund G Class	17,085	437,026
		13,604,132
International Equity Funds — 29.9%
Avantis Emerging Markets Equity Fund G Class	50,552	589,938
Avantis International Equity Fund G Class	146,885	1,777,306
Emerging Markets Fund G Class	77,147	889,503
Focused International Growth Fund G Class	56,346	992,261
Global Real Estate Fund G Class	44,970	587,762
International Small-Mid Cap Fund G Class	40,556	399,480
Non-U.S. Intrinsic Value Fund G Class	119,380	1,011,150
		6,247,400
Domestic Fixed Income Funds — 3.6%
Avantis Core Fixed Income Fund G Class	68,504	565,844
High Income Fund G Class	16,244	141,488
Inflation-Adjusted Bond Fund G Class	4,919	51,455
		758,787
International Fixed Income Funds — 1.4%
Emerging Markets Debt Fund G Class	8,647	76,182
Global Bond Fund G Class	23,577	206,060
		282,242
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $17,516,822)		20,892,561
OTHER ASSETS AND LIABILITIES — 0.0%		(364)
TOTAL NET ASSETS — 100.0%		$20,892,197

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

See Notes to Financial Statements.

JANUARY 31, 2025 (UNAUDITED)

One Choice Blend+ 2065 Portfolio

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 65.0%
Avantis U.S. Equity Fund G Class	132,002	$2,522,553
Avantis U.S. Small Cap Value Fund G Class	12,831	223,768
Focused Dynamic Growth Fund G Class(2)	21,744	1,670,145
Focused Large Cap Value Fund G Class	157,908	1,665,929
Heritage Fund G Class	12,974	399,217
Mid Cap Value Fund G Class	24,765	398,972
Small Cap Growth Fund G Class	8,794	224,960
		7,105,544
International Equity Funds — 30.0%
Avantis Emerging Markets Equity Fund G Class	26,628	310,745
Avantis International Equity Fund G Class	76,783	929,075
Emerging Markets Fund G Class	40,333	465,044
Focused International Growth Fund G Class	29,505	519,587
Global Real Estate Fund G Class	23,808	311,173
International Small-Mid Cap Fund G Class	21,468	211,462
Non-U.S. Intrinsic Value Fund G Class	62,209	526,909
		3,273,995
Domestic Fixed Income Funds — 3.6%
Avantis Core Fixed Income Fund G Class	35,804	295,741
High Income Fund G Class	8,488	73,928
Inflation-Adjusted Bond Fund G Class	2,546	26,635
		396,304
International Fixed Income Funds — 1.4%
Emerging Markets Debt Fund G Class	4,506	39,699
Global Bond Fund G Class	12,485	109,123
		148,822
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $9,362,893)		10,924,665
OTHER ASSETS AND LIABILITIES — 0.0%		(272)
TOTAL NET ASSETS — 100.0%		$10,924,393

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

See Notes to Financial Statements.

Statements of Assets and Liabilities

JANUARY 31, 2025 (UNAUDITED)
	One Choice Blend+ 2015 Portfolio	One Choice Blend+ 2020 Portfolio
Assets
Investment securities in affiliates, at value (cost of $3,006,715 and $13,905,345, respectively)	$3,312,672	$15,353,011
Receivable for capital shares sold	2,476	15,093
Distributions receivable from underlying funds	5,007	23,226
	3,320,155	15,391,330

Liabilities
Payable for investments purchased	6,451	31,770
Payable for capital shares redeemed	165	3,426
Accrued management fees	919	3,319
Distribution and service fees payable	4	9
	7,539	38,524

Net Assets	$3,312,616	$15,352,806

Net Assets Consist of:
Capital (par value and paid-in surplus)	$3,221,313	$14,350,537
Distributable earnings (loss)	91,303	1,002,269
	$3,312,616	$15,352,806

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share*
One Choice Blend+ 2015 Portfolio
Investor Class, $0.01 Par Value	$723,091	72,643	$9.95
I Class, $0.01 Par Value	$350,072	35,183	$9.95
A Class, $0.01 Par Value	$5,515	554	$9.95
R Class, $0.01 Par Value	$7,743	779	$9.94
R6 Class, $0.01 Par Value	$2,226,195	223,700	$9.95
One Choice Blend+ 2020 Portfolio
Investor Class, $0.01 Par Value	$1,180,047	116,901	$10.09
I Class, $0.01 Par Value	$12,380	1,227	$10.09
A Class, $0.01 Par Value	$11,078	1,098	$10.09
R Class, $0.01 Par Value	$14,074	1,395	$10.09
R6 Class, $0.01 Par Value	$14,135,227	1,399,882	$10.10
*Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class, for which the maximum offering price per share was $10.56 and $10.71 (net asset value divided by 0.9425) for One Choice Blend+ 2015 Portfolio and One Choice Blend+ 2020 Portfolio, respectively. A contingent deferred sales charge may be imposed on redemptions of A Class.

See Notes to Financial Statements.

JANUARY 31, 2025 (UNAUDITED)
	One Choice Blend+ 2025 Portfolio	One Choice Blend+ 2030 Portfolio
Assets
Investment securities in affiliates, at value (cost of $27,159,059 and $48,439,311, respectively)	$30,223,714	$53,631,202
Receivable for capital shares sold	28,070	46,825
Distributions receivable from underlying funds	42,638	64,754
	30,294,422	53,742,781

Liabilities
Payable for investments purchased	62,358	95,030
Payable for capital shares redeemed	1,686	4,290
Accrued management fees	7,016	12,933
Distribution and service fees payable	82	128
	71,142	112,381

Net Assets	$30,223,280	$53,630,400

Net Assets Consist of:
Capital (par value and paid-in surplus)	$27,891,895	$49,361,503
Distributable earnings (loss)	2,331,385	4,268,897
	$30,223,280	$53,630,400

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share*
One Choice Blend+ 2025 Portfolio
Investor Class, $0.01 Par Value	$3,336,305	332,609	$10.03
I Class, $0.01 Par Value	$5,685	567	$10.03
A Class, $0.01 Par Value	$32,668	3,258	$10.03
R Class, $0.01 Par Value	$149,806	14,945	$10.02
R6 Class, $0.01 Par Value	$26,698,816	2,661,886	$10.03
One Choice Blend+ 2030 Portfolio
Investor Class, $0.01 Par Value	$7,205,210	702,417	$10.26
I Class, $0.01 Par Value	$5,768	562	$10.26
A Class, $0.01 Par Value	$16,624	1,620	$10.26
R Class, $0.01 Par Value	$266,584	25,981	$10.26
R6 Class, $0.01 Par Value	$46,136,214	4,494,618	$10.26
*Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class, for which the maximum offering price per share was $10.64 and $10.89 (net asset value divided by 0.9425) for One Choice Blend+ 2025 Portfolio and One Choice Blend+ 2030 Portfolio, respectively. A contingent deferred sales charge may be imposed on redemptions of A Class.

See Notes to Financial Statements.

JANUARY 31, 2025 (UNAUDITED)
	One Choice Blend+ 2035 Portfolio	One Choice Blend+ 2040 Portfolio
Assets
Investment securities in affiliates, at value (cost of $44,435,621 and $37,810,639, respectively)	$49,934,777	$43,663,289
Receivable for investments sold	15,526	—
Receivable for capital shares sold	43,164	40,790
Distributions receivable from underlying funds	52,263	36,729
	50,045,730	43,740,808

Liabilities
Disbursements in excess of demand deposit cash	15,455	—
Payable for investments purchased	78,712	61,529
Payable for capital shares redeemed	4,210	5,259
Accrued management fees	13,227	11,152
Distribution and service fees payable	168	286
	111,772	78,226

Net Assets	$49,933,958	$43,662,582

Net Assets Consist of:
Capital (par value and paid-in surplus)	$45,961,718	$38,515,747
Distributable earnings (loss)	3,972,240	5,146,835
	$49,933,958	$43,662,582

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share*
One Choice Blend+ 2035 Portfolio
Investor Class, $0.01 Par Value	$9,273,187	886,357	$10.46
I Class, $0.01 Par Value	$37,845	3,617	$10.46
A Class, $0.01 Par Value	$350,096	33,449	$10.47
R Class, $0.01 Par Value	$232,817	22,267	$10.46
R6 Class, $0.01 Par Value	$40,040,013	3,826,398	$10.46
One Choice Blend+ 2040 Portfolio
Investor Class, $0.01 Par Value	$6,337,945	597,577	$10.61
I Class, $0.01 Par Value	$8,633	814	$10.61
A Class, $0.01 Par Value	$145,605	13,734	$10.60
R Class, $0.01 Par Value	$582,086	54,893	$10.60
R6 Class, $0.01 Par Value	$36,588,313	3,448,154	$10.61
*Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class, for which the maximum offering price per share was $11.11 and $11.25 (net asset value divided by 0.9425) for One Choice Blend+ 2035 Portfolio and One Choice Blend+ 2040 Portfolio, respectively. A contingent deferred sales charge may be imposed on redemptions of A Class.

See Notes to Financial Statements.

JANUARY 31, 2025 (UNAUDITED)
	One Choice Blend+ 2045 Portfolio	One Choice Blend+ 2050 Portfolio
Assets
Investment securities in affiliates, at value (cost of $43,286,743 and $38,308,394, respectively)	$50,988,814	$45,535,359
Receivable for capital shares sold	43,078	70,004
Distributions receivable from underlying funds	30,934	17,298
	51,062,826	45,622,661

Liabilities
Payable for investments purchased	46,364	70,611
Payable for capital shares redeemed	15,887	6,438
Accrued management fees	12,315	10,684
Distribution and service fees payable	238	247
	74,804	87,980

Net Assets	$50,988,022	$45,534,681

Net Assets Consist of:
Capital (par value and paid-in surplus)	$44,168,901	$38,667,821
Distributable earnings (loss)	6,819,121	6,866,860
	$50,988,022	$45,534,681

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share*
One Choice Blend+ 2045 Portfolio
Investor Class, $0.01 Par Value	$5,628,557	520,881	$10.81
I Class, $0.01 Par Value	$17,731	1,641	$10.80
A Class, $0.01 Par Value	$539,111	49,907	$10.80
R Class, $0.01 Par Value	$431,681	39,976	$10.80
R6 Class, $0.01 Par Value	$44,370,942	4,106,153	$10.81
One Choice Blend+ 2050 Portfolio
Investor Class, $0.01 Par Value	$3,752,264	337,658	$11.11
I Class, $0.01 Par Value	$22,765	2,049	$11.11
A Class, $0.01 Par Value	$218,734	19,687	$11.11
R Class, $0.01 Par Value	$450,373	40,555	$11.11
R6 Class, $0.01 Par Value	$41,090,545	3,697,381	$11.11
*Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class, for which the maximum offering price per share was $11.46 and $11.79 (net asset value divided by 0.9425) for One Choice Blend+ 2045 Portfolio and One Choice Blend+ 2050 Portfolio, respectively. A contingent deferred sales charge may be imposed on redemptions of A Class.

See Notes to Financial Statements.

JANUARY 31, 2025 (UNAUDITED)
	One Choice Blend+ 2055 Portfolio	One Choice Blend+ 2060 Portfolio
Assets
Investment securities in affiliates, at value (cost of $23,683,380 and $17,516,822, respectively)	$28,426,476	$20,892,561
Receivable for capital shares sold	63,556	55,708
Distributions receivable from underlying funds	4,273	3,160
	28,494,305	20,951,429

Liabilities
Payable for investments purchased	52,582	43,986
Payable for capital shares redeemed	8,663	9,402
Accrued management fees	6,805	5,696
Distribution and service fees payable	217	148
	68,267	59,232

Net Assets	$28,426,038	$20,892,197

Net Assets Consist of:
Capital (par value and paid-in surplus)	$24,036,613	$17,663,599
Distributable earnings (loss)	4,389,425	3,228,598
	$28,426,038	$20,892,197

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share*
One Choice Blend+ 2055 Portfolio
Investor Class, $0.01 Par Value	$2,736,390	242,848	$11.27
I Class, $0.01 Par Value	$6,333	562	$11.27
A Class, $0.01 Par Value	$75,543	6,706	$11.26
R Class, $0.01 Par Value	$467,234	41,499	$11.26
R6 Class, $0.01 Par Value	$25,140,538	2,228,913	$11.28
One Choice Blend+ 2060 Portfolio
Investor Class, $0.01 Par Value	$4,352,889	381,601	$11.41
I Class, $0.01 Par Value	$48,844	4,284	$11.40
A Class, $0.01 Par Value	$35,898	3,149	$11.40
R Class, $0.01 Par Value	$305,707	26,839	$11.39
R6 Class, $0.01 Par Value	$16,148,859	1,416,222	$11.40
*Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class, for which the maximum offering price per share was $11.95 and $12.10 (net asset value divided by 0.9425) for One Choice Blend+ 2055 Portfolio and One Choice Blend+ 2060 Portfolio, respectively. A contingent deferred sales charge may be imposed on redemptions of A Class.

See Notes to Financial Statements.

JANUARY 31, 2025 (UNAUDITED)
One Choice Blend+ 2065 Portfolio
Assets
Investment securities in affiliates, at value (cost of $9,362,893)	$10,924,665
Receivable for capital shares sold	64,728
Distributions receivable from underlying funds	1,619
10,991,012

Liabilities
Payable for investments purchased	59,571
Payable for capital shares redeemed	2,722
Accrued management fees	3,879
Distribution and service fees payable	447
66,619

Net Assets	$10,924,393

Net Assets Consist of:
Capital (par value and paid-in surplus)	$9,464,854
Distributable earnings (loss)	1,459,539
$10,924,393

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share*
One Choice Blend+ 2065 Portfolio
Investor Class, $0.01 Par Value	$4,368,212	381,741	$11.44
I Class, $0.01 Par Value	$13,494	1,180	$11.44
A Class, $0.01 Par Value	$221,110	19,348	$11.43
R Class, $0.01 Par Value	$914,853	80,044	$11.43
R6 Class, $0.01 Par Value	$5,406,724	472,657	$11.44
*Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class, for which the maximum offering price per share was $12.13 (net asset value divided by 0.9425) for One Choice Blend+ 2065 Portfolio. A contingent deferred sales charge may be imposed on redemptions of A Class.

See Notes to Financial Statements.

Statements of Operations

FOR THE SIX MONTHS ENDED JANUARY 31, 2025 (UNAUDITED)
	One Choice Blend+ 2015 Portfolio	One Choice Blend+ 2020 Portfolio
Investment Income (Loss)
Income:
Income distributions from underlying funds	$71,890	$328,392

Expenses:
Management fees	5,558	19,847
Distribution and service fees:
A Class	7	14
R Class	19	35
Directors' fees and expenses	51	228
	5,635	20,124
Fees waived	(252)	(1,143)
	5,383	18,981

Net investment income (loss)	66,507	309,411

Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sales of investments in underlying funds	48,478	142,239
Capital gain distributions received from underlying funds	27,788	127,791
	76,266	270,030

Change in net unrealized appreciation (depreciation) on investments in underlying funds	(24,158)	(64,442)

Net realized and unrealized gain (loss) on affiliates	52,108	205,588

Net Increase (Decrease) in Net Assets Resulting from Operations	$118,615	$514,999

See Notes to Financial Statements.

FOR THE SIX MONTHS ENDED JANUARY 31, 2025 (UNAUDITED)
	One Choice Blend+ 2025 Portfolio	One Choice Blend+ 2030 Portfolio
Investment Income (Loss)
Income:
Income distributions from underlying funds	$663,939	$1,142,104

Expenses:
Management fees	43,790	74,434
Distribution and service fees:
A Class	39	17
R Class	349	665
Directors' fees and expenses	454	764
Other expenses	39	34
	44,671	75,914
Fees waived	(1,881)	(2,365)
	42,790	73,549

Net investment income (loss)	621,149	1,068,555

Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sales of investments in underlying funds	252,262	137,675
Capital gain distributions received from underlying funds	312,814	667,801
	565,076	805,476

Change in net unrealized appreciation (depreciation) on investments in underlying funds	(70,069)	159,699

Net realized and unrealized gain (loss) on affiliates	495,007	965,175

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,116,156	$2,033,730

See Notes to Financial Statements.

FOR THE SIX MONTHS ENDED JANUARY 31, 2025 (UNAUDITED)
	One Choice Blend+ 2035 Portfolio	One Choice Blend+ 2040 Portfolio
Investment Income (Loss)
Income:
Income distributions from underlying funds	$1,052,076	$922,321

Expenses:
Management fees	73,241	61,887
Distribution and service fees:
A Class	259	173
R Class	674	1,278
Directors' fees and expenses	699	625
	74,873	63,963
Fees waived	(1,178)	—
	73,695	63,963

Net investment income (loss)	978,381	858,358

Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sales of investments in underlying funds	3,002	182,708
Capital gain distributions received from underlying funds	663,430	615,470
	666,432	798,178

Change in net unrealized appreciation (depreciation) on investments in underlying funds	535,475	580,022

Net realized and unrealized gain (loss) on affiliates	1,201,907	1,378,200

Net Increase (Decrease) in Net Assets Resulting from Operations	$2,180,288	$2,236,558

See Notes to Financial Statements.

FOR THE SIX MONTHS ENDED JANUARY 31, 2025 (UNAUDITED)
	One Choice Blend+ 2045 Portfolio	One Choice Blend+ 2050 Portfolio
Investment Income (Loss)
Income:
Income distributions from underlying funds	$1,057,965	$925,204

Expenses:
Management fees	68,414	58,775
Distribution and service fees:
A Class	128	220
R Class	1,290	1,100
Directors' fees and expenses	721	631
	70,553	60,726

Net investment income (loss)	987,412	864,478

Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sales of investments in underlying funds	425,849	60,450
Capital gain distributions received from underlying funds	751,595	723,591
	1,177,444	784,041

Change in net unrealized appreciation (depreciation) on investments in underlying funds	712,063	1,075,228

Net realized and unrealized gain (loss) on affiliates	1,889,507	1,859,269

Net Increase (Decrease) in Net Assets Resulting from Operations	$2,876,919	$2,723,747

See Notes to Financial Statements.

FOR THE SIX MONTHS ENDED JANUARY 31, 2025 (UNAUDITED)
	One Choice Blend+ 2055 Portfolio	One Choice Blend+ 2060 Portfolio
Investment Income (Loss)
Income:
Income distributions from underlying funds	$578,402	$409,158

Expenses:
Management fees	37,798	29,765
Distribution and service fees:
A Class	65	36
R Class	1,031	711
Directors' fees and expenses	401	275
	39,295	30,787

Net investment income (loss)	539,107	378,371

Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sales of investments in underlying funds	176,643	10,049
Capital gain distributions received from underlying funds	494,842	356,707
	671,485	366,756

Change in net unrealized appreciation (depreciation) on investments in underlying funds	601,817	528,297

Net realized and unrealized gain (loss) on affiliates	1,273,302	895,053

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,812,409	$1,273,424

See Notes to Financial Statements.

FOR THE SIX MONTHS ENDED JANUARY 31, 2025 (UNAUDITED)
One Choice Blend+ 2065 Portfolio
Investment Income (Loss)
Income:
Income distributions from underlying funds	$206,912

Expenses:
Management fees	20,142
Distribution and service fees:
A Class	223
R Class	2,087
Directors' fees and expenses	137
22,589

Net investment income (loss)	184,323

Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sales of investments in underlying funds	12,146
Capital gain distributions received from underlying funds	180,704
192,850

Change in net unrealized appreciation (depreciation) on investments in underlying funds	273,192

Net realized and unrealized gain (loss) on affiliates	466,042

Net Increase (Decrease) in Net Assets Resulting from Operations	$650,365

See Notes to Financial Statements.

Statements of Changes in Net Assets

SIX MONTHS ENDED JANUARY 31, 2025 (UNAUDITED) AND YEAR ENDED JULY 31, 2024
	One Choice Blend+ 2015 Portfolio		One Choice Blend+ 2020 Portfolio
Increase (Decrease) in Net Assets	January 31, 2025	July 31, 2024	January 31, 2025	July 31, 2024
Operations
Net investment income (loss)	$66,507	$150,962	$309,411	$546,274
Net realized gain (loss)	76,266	(97,692)	270,030	(279,213)
Change in net unrealized appreciation (depreciation)	(24,158)	362,319	(64,442)	1,531,852
Net increase (decrease) in net assets resulting from operations	118,615	415,589	514,999	1,798,913

Distributions to Shareholders
From earnings:
Investor Class	(26,971)	(13,852)	(33,651)	(16,911)
I Class	(13,530)	(9,627)	(400)	(256)
A Class	(182)	(116)	(311)	(185)
R Class	(234)	(108)	(359)	(267)
R6 Class	(84,671)	(106,941)	(478,741)	(429,152)
Decrease in net assets from distributions	(125,588)	(130,644)	(513,462)	(446,771)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(312,338)	(1,198,724)	(658,239)	1,895,797

Net increase (decrease) in net assets	(319,311)	(913,779)	(656,702)	3,247,939

Net Assets
Beginning of period	3,631,927	4,545,706	16,009,508	12,761,569
End of period	$3,312,616	$3,631,927	$15,352,806	$16,009,508

See Notes to Financial Statements.

SIX MONTHS ENDED JANUARY 31, 2025 (UNAUDITED) AND YEAR ENDED JULY 31, 2024
	One Choice Blend+ 2025 Portfolio		One Choice Blend+ 2030 Portfolio
Increase (Decrease) in Net Assets	January 31, 2025	July 31, 2024	January 31, 2025	July 31, 2024
Operations
Net investment income (loss)	$621,149	$1,097,680	$1,068,555	$1,449,641
Net realized gain (loss)	565,076	(84,292)	805,476	(183,000)
Change in net unrealized appreciation (depreciation)	(70,069)	2,834,598	159,699	4,582,549
Net increase (decrease) in net assets resulting from operations	1,116,156	3,847,986	2,033,730	5,849,190

Distributions to Shareholders
From earnings:
Investor Class	(130,612)	(101,295)	(211,889)	(112,371)
I Class	(220)	(122)	(180)	(115)
A Class	(1,049)	(233)	(412)	(352)
R Class	(6,331)	(708)	(6,988)	(3,650)
R6 Class	(1,087,375)	(787,911)	(1,514,431)	(994,105)
Decrease in net assets from distributions	(1,225,587)	(890,269)	(1,733,900)	(1,110,593)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(1,412,883)	1,219,546	1,743,559	14,490,664

Net increase (decrease) in net assets	(1,522,314)	4,177,263	2,043,389	19,229,261

Net Assets
Beginning of period	31,745,594	27,568,331	51,587,011	32,357,750
End of period	$30,223,280	$31,745,594	$53,630,400	$51,587,011

See Notes to Financial Statements.

SIX MONTHS ENDED JANUARY 31, 2025 (UNAUDITED) AND YEAR ENDED JULY 31, 2024
	One Choice Blend+ 2035 Portfolio		One Choice Blend+ 2040 Portfolio
Increase (Decrease) in Net Assets	January 31, 2025	July 31, 2024	January 31, 2025	July 31, 2024
Operations
Net investment income (loss)	$978,381	$1,179,135	$858,358	$1,075,330
Net realized gain (loss)	666,432	(218,141)	798,178	(53,151)
Change in net unrealized appreciation (depreciation)	535,475	4,217,901	580,022	4,407,693
Net increase (decrease) in net assets resulting from operations	2,180,288	5,178,895	2,236,558	5,429,872

Distributions to Shareholders
From earnings:
Investor Class	(234,518)	(111,986)	(212,514)	(75,295)
I Class	(1,027)	(684)	(327)	(111)
A Class	(5,920)	(2,630)	(4,883)	(1,644)
R Class	(4,612)	(3,559)	(16,524)	(3,906)
R6 Class	(1,149,113)	(827,254)	(1,441,592)	(800,497)
Decrease in net assets from distributions	(1,395,190)	(946,113)	(1,675,840)	(881,453)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	2,289,178	10,077,831	685,608	7,549,726

Net increase (decrease) in net assets	3,074,276	14,310,613	1,246,326	12,098,145

Net Assets
Beginning of period	46,859,682	32,549,069	42,416,256	30,318,111
End of period	$49,933,958	$46,859,682	$43,662,582	$42,416,256

See Notes to Financial Statements.

SIX MONTHS ENDED JANUARY 31, 2025 (UNAUDITED) AND YEAR ENDED JULY 31, 2024
	One Choice Blend+ 2045 Portfolio		One Choice Blend+ 2050 Portfolio
Increase (Decrease) in Net Assets	January 31, 2025	July 31, 2024	January 31, 2025	July 31, 2024
Operations
Net investment income (loss)	$987,412	$1,157,597	$864,478	$863,077
Net realized gain (loss)	1,177,444	313,628	784,041	202,226
Change in net unrealized appreciation (depreciation)	712,063	5,464,762	1,075,228	4,886,630
Net increase (decrease) in net assets resulting from operations	2,876,919	6,935,987	2,723,747	5,951,933

Distributions to Shareholders
From earnings:
Investor Class	(214,989)	(68,284)	(111,201)	(45,447)
I Class	(740)	(340)	(723)	(537)
A Class	(5,906)	(150)	(5,870)	(1,502)
R Class	(20,073)	(4,737)	(10,938)	(3,748)
R6 Class	(1,929,464)	(986,929)	(1,359,408)	(822,729)
Decrease in net assets from distributions	(2,171,172)	(1,060,440)	(1,488,140)	(873,963)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	992,742	9,707,522	2,300,814	11,653,539

Net increase (decrease) in net assets	1,698,489	15,583,069	3,536,421	16,731,509

Net Assets
Beginning of period	49,289,533	33,706,464	41,998,260	25,266,751
End of period	$50,988,022	$49,289,533	$45,534,681	$41,998,260

See Notes to Financial Statements.

SIX MONTHS ENDED JANUARY 31, 2025 (UNAUDITED) AND YEAR ENDED JULY 31, 2024
	One Choice Blend+ 2055 Portfolio		One Choice Blend+ 2060 Portfolio
Increase (Decrease) in Net Assets	January 31, 2025	July 31, 2024	January 31, 2025	July 31, 2024
Operations
Net investment income (loss)	$539,107	$496,553	$378,371	$305,097
Net realized gain (loss)	671,485	168,561	366,756	121,646
Change in net unrealized appreciation (depreciation)	601,817	3,204,754	528,297	2,065,895
Net increase (decrease) in net assets resulting from operations	1,812,409	3,869,868	1,273,424	2,492,638

Distributions to Shareholders
From earnings:
Investor Class	(74,550)	(26,500)	(117,974)	(34,472)
I Class	(193)	(98)	(744)	(275)
A Class	(1,827)	(338)	(911)	(588)
R Class	(10,531)	(2,706)	(7,284)	(2,137)
R6 Class	(809,623)	(394,232)	(507,002)	(288,763)
Decrease in net assets from distributions	(896,724)	(423,874)	(633,915)	(326,235)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	620,627	9,051,096	2,402,871	5,676,665

Net increase (decrease) in net assets	1,536,312	12,497,090	3,042,380	7,843,068

Net Assets
Beginning of period	26,889,726	14,392,636	17,849,817	10,006,749
End of period	$28,426,038	$26,889,726	$20,892,197	$17,849,817

See Notes to Financial Statements.

SIX MONTHS ENDED JANUARY 31, 2025 (UNAUDITED) AND YEAR ENDED JULY 31, 2024
	One Choice Blend+ 2065 Portfolio
Increase (Decrease) in Net Assets	January 31, 2025	July 31, 2024
Operations
Net investment income (loss)	$184,323	$117,335
Net realized gain (loss)	192,850	40,914
Change in net unrealized appreciation (depreciation)	273,192	942,312
Net increase (decrease) in net assets resulting from operations	650,365	1,100,561

Distributions to Shareholders
From earnings:
Investor Class	(78,507)	(40,635)
I Class	(205)	(98)
A Class	(3,282)	(1,509)
R Class	(12,346)	(3,853)
R6 Class	(112,892)	(56,341)
Decrease in net assets from distributions	(207,232)	(102,436)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	1,859,407	3,939,741

Net increase (decrease) in net assets	2,302,540	4,937,866

Net Assets
Beginning of period	8,621,853	3,683,987
End of period	$10,924,393	$8,621,853
See Notes to Financial Statements.

Notes to Financial Statements

JANUARY 31, 2025 (UNAUDITED)

1. Organization

American Century Asset Allocation Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. One Choice Blend+ 2015 Portfolio, One Choice Blend+ 2020 Portfolio, One Choice Blend+ 2025 Portfolio, One Choice Blend+ 2030 Portfolio, One Choice Blend+ 2035 Portfolio, One Choice Blend+ 2040 Portfolio, One Choice Blend+ 2045 Portfolio, One Choice Blend+ 2050 Portfolio, One Choice Blend+ 2055 Portfolio, One Choice Blend+ 2060 Portfolio and One Choice Blend+ 2065 Portfolio (collectively, the funds) are eleven funds in a series issued by the corporation. The funds operate as “funds of funds,” meaning substantially all of the funds’ assets will be invested in varying combinations of other mutual funds and exchange-traded funds advised by American Century Investments (the underlying funds). Each fund’s assets are allocated among underlying funds that represent major asset classes, including equity securities, fixed-income securities and short-term investments. The funds will assume the risks associated with their underlying funds. Additional information and attributes of each underlying fund are available at americancentury.com or avantisinvestors.com. Each fund's investment objective is to seek the highest total return consistent with its asset mix.

Each fund represents a single operating segment as its operating results are monitored as a whole and the long-term asset allocation is determined in accordance with its prospectus, based on defined investment objectives executed by the fund’s portfolio management team. The President of the funds serves as the chief operating decision maker (CODM). The funds’ income, expenses, assets, and performance are regularly monitored and assessed by the CODM, using the information consistent with that presented in the financial statements and financial highlights.

The funds offer the Investor Class, I Class, A Class, R Class and R6 Class. The A Class may incur an initial sales charge and may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the funds in preparation of their financial statements. Each fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The funds determine the fair value of their investments and compute their net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the funds are determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Open-end management investment companies are valued at their reported NAV. Exchange-traded funds are listed or traded on a domestic securities exchange and are valued at the last reported sales price or at the official closing price as provided by the exchange.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Income and capital gain distributions, if any, from the underlying funds are recorded as of the ex-dividend date. Long-term capital gain distributions, if any, from the underlying funds are a component of net realized gain (loss).

Income Tax Status — It is each fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The funds file U.S. federal, state, local and non-U.S. tax returns as applicable. The funds' tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of each fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the funds are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. Each fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business, the funds enter into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation's investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. ACIM serves as the investment advisor for the underlying funds.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the funds with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the funds, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on the daily net assets of each class of each fund and paid monthly in arrears. The difference in the fee among the classes of each fund is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of each fund’s assets, which do not vary by class.

The annual management fee for each class of each fund is as follows:

Investor, A and R Classes	I Class	R6 Class
0.58%	0.38%	0.23%

The investment advisor will waive the portion of each fund's management fee equal to the expenses attributable to the management fees of the underlying funds in which the funds invest. The amount of this waiver will fluctuate depending on each fund's daily allocation to the underlying funds. This waiver is expected to remain in effect permanently and it cannot be terminated without the approval of the Board of Directors.

For the period ended January 31, 2025, the fee waiver and the effective annual management fee after waiver for each class of each fund listed below are as follows:

		Effective Annual Management Fee After Waiver
	Fee Waiver	Investor, A and R Classes	I Class	R6 Class
One Choice Blend+ 2015 Portfolio	0.01%	0.57%	0.37%	0.22%
One Choice Blend+ 2020 Portfolio	0.01%	0.57%	0.37%	0.22%
One Choice Blend+ 2025 Portfolio	0.01%	0.57%	0.37%	0.22%
One Choice Blend+ 2030 Portfolio	0.01%	0.57%	0.37%	0.22%
One Choice Blend+ 2035 Portfolio	0.00%*	0.58%	0.38%	0.23%
*Fee waiver was less than 0.005%.

The total amount of the waiver for each class of each fund listed below for the period ended January 31, 2025 is as follows:

	Investor Class	I Class*	A Class*	R Class*	R6 Class
One Choice Blend+ 2015 Portfolio	$51	$26	—	—	$175
One Choice Blend+ 2020 Portfolio	$64	—	—	$2	$1,077
One Choice Blend+ 2025 Portfolio	$239	—	$2	$8	$1,632
One Choice Blend+ 2030 Portfolio	$303	—	—	$12	$2,050
One Choice Blend+ 2035 Portfolio	$213	—	$5	$6	$954
*Amounts shown as "—" were less than $0.50.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. These fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended January 31, 2025 are detailed in the Statements of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the funds. The directors receive detailed information about the funds and their investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The funds' officers do not receive compensation from the funds.

Other Expenses — A fund’s other expenses may include interest charges, clearing exchange fees, proxy solicitation expenses, fees associated with the recovery of foreign tax reclaims and other miscellaneous expenses.

4. Investment Transactions

Investment transactions for the period ended January 31, 2025 were as follows:

	One Choice Blend+ 2015 Portfolio	One Choice Blend+ 2020 Portfolio	One Choice Blend+ 2025 Portfolio	One Choice Blend+ 2030 Portfolio
Purchases	$564,680	$1,381,450	$2,362,817	$6,613,577
Sales	$908,255	$2,115,744	$4,066,890	$4,866,760

	One Choice Blend+ 2035 Portfolio	One Choice Blend+ 2040 Portfolio	One Choice Blend+ 2045 Portfolio	One Choice Blend+ 2050 Portfolio
Purchases	$7,129,901	$5,898,452	$6,979,097	$6,477,353
Sales	$4,593,283	$5,414,149	$6,417,728	$4,075,932

	One Choice Blend+ 2055 Portfolio	One Choice Blend+ 2060 Portfolio	One Choice Blend+ 2065 Portfolio
Purchases	$5,729,552	$4,096,773	$3,011,896
Sales	$4,971,262	$1,592,375	$994,422

5. Capital Share Transactions

The corporation is authorized to issue 6,000,000,000 shares. Transactions in shares of the funds were as follows:

	Six months ended January 31, 2025		Year ended July 31, 2024
	Shares	Amount	Shares	Amount
One Choice Blend+ 2015 Portfolio
Investor Class
Sold	23,555	$240,746	5,741	$54,393
Issued in reinvestment of distributions	2,758	26,971	1,466	13,852
Redeemed	(15,229)	(153,733)	(180)	(1,732)
	11,084	113,984	7,027	66,513
I Class
Sold	11	100	2,130	20,000
Issued in reinvestment of distributions	1,383	13,530	1,020	9,627
Redeemed	(1,362)	(13,317)	(4,230)	(40,891)
	32	313	(1,080)	(11,264)
A Class
Issued in reinvestment of distributions	19	182	12	116
R Class
Sold	62	627	372	3,538
Issued in reinvestment of distributions	24	234	11	108
Redeemed	(224)	(2,257)	(5)	(45)
	(138)	(1,396)	378	3,601
R6 Class
Sold	25,260	255,373	162,310	1,517,492
Issued in reinvestment of distributions	8,658	84,671	11,317	106,941
Redeemed	(74,490)	(765,465)	(300,666)	(2,882,123)
	(40,572)	(425,421)	(127,039)	(1,257,690)
Net increase (decrease)	(29,575)	$(312,338)	(120,702)	$(1,198,724)

	Six months ended January 31, 2025		Year ended July 31, 2024
	Shares	Amount	Shares	Amount
One Choice Blend+ 2020 Portfolio
Investor Class
Sold	44,507	$461,682	22,878	$222,009
Issued in reinvestment of distributions	2,628	26,073	1,270	12,099
Redeemed	(4,861)	(49,838)	(88,475)	(827,873)
	42,274	437,917	(64,327)	(593,765)
I Class
Issued in reinvestment of distributions	40	400	27	256
A Class
Issued in reinvestment of distributions	31	311	20	185
R Class
Sold	101	1,031	659	6,352
Issued in reinvestment of distributions	36	359	28	267
Redeemed	(66)	(678)	(756)	(7,384)
	71	712	(69)	(765)
R6 Class
Sold	60,260	617,016	978,930	9,033,173
Issued in reinvestment of distributions	48,260	478,741	45,032	429,152
Redeemed	(212,780)	(2,193,336)	(728,845)	(6,972,439)
	(104,260)	(1,097,579)	295,117	2,489,886
Net increase (decrease)	(61,844)	$(658,239)	230,768	$1,895,797

	Six months ended January 31, 2025		Year ended July 31, 2024
	Shares	Amount	Shares	Amount
One Choice Blend+ 2025 Portfolio
Investor Class
Sold	27,172	$274,332	107,148	$994,806
Issued in reinvestment of distributions	13,260	130,612	10,719	101,295
Redeemed	(112,654)	(1,156,528)	(174,850)	(1,673,726)
	(72,222)	(751,584)	(56,983)	(577,625)
I Class
Issued in reinvestment of distributions	23	220	13	122
Redeemed	—	—	(8)	(72)
	23	220	5	50
A Class
Sold	224	2,230	3,105	29,448
Issued in reinvestment of distributions	107	1,049	25	233
Redeemed	—	—	(730)	(7,193)
	331	3,279	2,400	22,488
R Class
Sold	10,454	107,682	7,731	74,050
Issued in reinvestment of distributions	643	6,330	75	708
Redeemed	(4,978)	(48,493)	(2,013)	(18,783)
	6,119	65,519	5,793	55,975
R6 Class
Sold	120,486	1,230,168	1,912,371	17,838,266
Issued in reinvestment of distributions	110,506	1,087,375	83,377	787,911
Redeemed	(298,307)	(3,047,860)	(1,741,418)	(16,907,519)
	(67,315)	(730,317)	254,330	1,718,658
Net increase (decrease)	(133,064)	$(1,412,883)	205,545	$1,219,546

	Six months ended January 31, 2025		Year ended July 31, 2024
	Shares	Amount	Shares	Amount
One Choice Blend+ 2030 Portfolio
Investor Class
Sold	189,114	$1,963,541	352,054	$3,366,501
Issued in reinvestment of distributions	21,083	211,889	11,841	112,371
Redeemed	(92,398)	(954,678)	(218,398)	(2,084,971)
	117,799	1,220,752	145,497	1,393,901
I Class
Issued in reinvestment of distributions	18	180	12	115
A Class
Sold	487	5,033	1,658	15,475
Issued in reinvestment of distributions	41	412	37	352
Redeemed	(2)	(25)	(1,288)	(12,173)
	526	5,420	407	3,654
R Class
Sold	8,081	83,484	26,738	252,625
Issued in reinvestment of distributions	695	6,988	385	3,650
Redeemed	(3,905)	(39,630)	(23,069)	(217,762)
	4,871	50,842	4,054	38,513
R6 Class
Sold	266,007	2,758,683	2,659,643	24,853,022
Issued in reinvestment of distributions	150,690	1,514,431	104,753	994,105
Redeemed	(367,132)	(3,806,749)	(1,298,053)	(12,792,646)
	49,565	466,365	1,466,343	13,054,481
Net increase (decrease)	172,779	$1,743,559	1,616,313	$14,490,664

	Six months ended January 31, 2025		Year ended July 31, 2024
	Shares	Amount	Shares	Amount
One Choice Blend+ 2035 Portfolio
Investor Class
Sold	312,814	$3,296,770	406,705	$3,955,286
Issued in reinvestment of distributions	22,925	234,518	11,825	111,986
Redeemed	(234,480)	(2,463,823)	(145,280)	(1,383,261)
	101,259	1,067,465	273,250	2,684,011
I Class
Sold	353	3,650	—	—
Issued in reinvestment of distributions	100	1,027	72	684
	453	4,677	72	684
A Class
Sold	22,841	239,322	15,550	135,916
Issued in reinvestment of distributions	578	5,920	278	2,630
Redeemed	(2,704)	(27,991)	(3,702)	(37,052)
	20,715	217,251	12,126	101,494
R Class
Sold	4,929	51,394	25,019	232,541
Issued in reinvestment of distributions	451	4,612	376	3,559
Redeemed	(11,963)	(125,205)	(20,266)	(181,173)
	(6,583)	(69,199)	5,129	54,927
R6 Class
Sold	285,849	2,997,666	1,656,509	15,535,540
Issued in reinvestment of distributions	112,328	1,149,113	87,448	827,254
Redeemed	(292,364)	(3,077,795)	(937,129)	(9,126,079)
	105,813	1,068,984	806,828	7,236,715
Net increase (decrease)	221,657	$2,289,178	1,097,405	$10,077,831

	Six months ended January 31, 2025		Year ended July 31, 2024
	Shares	Amount	Shares	Amount
One Choice Blend+ 2040 Portfolio
Investor Class
Sold	140,788	$1,502,328	303,239	$2,916,153
Issued in reinvestment of distributions	20,513	212,514	7,884	75,295
Redeemed	(72,976)	(795,987)	(104,316)	(1,015,574)
	88,325	918,855	206,807	1,975,874
I Class
Sold	—	—	238	2,500
Issued in reinvestment of distributions	32	327	12	111
	32	327	250	2,611
A Class
Sold	1,615	17,188	8,232	72,916
Issued in reinvestment of distributions	471	4,883	172	1,644
Redeemed	(189)	(1,963)	(3)	(30)
	1,897	20,108	8,401	74,530
R Class
Sold	16,819	177,903	35,375	341,949
Issued in reinvestment of distributions	1,595	16,524	409	3,906
Redeemed	(5,714)	(60,792)	(20,027)	(184,853)
	12,700	133,635	15,757	161,002
R6 Class
Sold	174,126	1,859,062	1,505,364	14,112,728
Issued in reinvestment of distributions	139,150	1,441,592	83,822	800,497
Redeemed	(341,758)	(3,687,971)	(962,388)	(9,577,516)
	(28,482)	(387,317)	626,798	5,335,709
Net increase (decrease)	74,472	$685,608	858,013	$7,549,726

	Six months ended January 31, 2025		Year ended July 31, 2024
	Shares	Amount	Shares	Amount
One Choice Blend+ 2045 Portfolio
Investor Class
Sold	82,834	$902,055	198,810	$1,941,089
Issued in reinvestment of distributions	20,417	214,989	7,093	68,159
Redeemed	(24,017)	(259,875)	(54,554)	(532,329)
	79,234	857,169	151,349	1,476,919
I Class
Issued in reinvestment of distributions	70	740	36	340
A Class
Sold	45,919	498,459	3,008	30,613
Issued in reinvestment of distributions	561	5,906	16	150
Redeemed	(125)	(1,414)	—	—
	46,355	502,951	3,024	30,763
R Class
Sold	24,949	273,185	20,321	199,658
Issued in reinvestment of distributions	1,906	20,073	492	4,737
Redeemed	(32,897)	(352,755)	(2,821)	(27,119)
	(6,042)	(59,497)	17,992	177,276
R6 Class
Sold	246,165	2,672,120	2,952,574	28,299,729
Issued in reinvestment of distributions	183,235	1,929,464	102,698	986,929
Redeemed	(450,739)	(4,910,205)	(2,106,726)	(21,264,434)
	(21,339)	(308,621)	948,546	8,022,224
Net increase (decrease)	98,278	$992,742	1,120,947	$9,707,522

	Six months ended January 31, 2025		Year ended July 31, 2024
	Shares	Amount	Shares	Amount
One Choice Blend+ 2050 Portfolio
Investor Class
Sold	37,914	$421,050	158,747	$1,578,346
Issued in reinvestment of distributions	10,287	111,201	4,692	45,375
Redeemed	(12,995)	(144,207)	(52,800)	(522,191)
	35,206	388,044	110,639	1,101,530
I Class
Sold	1,437	16,113	2,219	20,900
Issued in reinvestment of distributions	67	723	56	537
Redeemed	—	—	(2,263)	(23,804)
	1,504	16,836	12	(2,367)
A Class
Sold	12,633	137,559	18,137	176,092
Issued in reinvestment of distributions	543	5,870	155	1,502
Redeemed	(1,265)	(14,069)	(11,044)	(116,463)
	11,911	129,360	7,248	61,131
R Class
Sold	7,765	86,519	27,407	276,058
Issued in reinvestment of distributions	1,012	10,938	388	3,748
Redeemed	(8,935)	(99,120)	(10,949)	(99,146)
	(158)	(1,663)	16,846	180,660
R6 Class
Sold	274,595	3,034,427	1,774,887	16,848,676
Issued in reinvestment of distributions	125,754	1,359,408	85,081	822,729
Redeemed	(235,842)	(2,625,598)	(712,849)	(7,358,820)
	164,507	1,768,237	1,147,119	10,312,585
Net increase (decrease)	212,970	$2,300,814	1,281,864	$11,653,539

	Six months ended January 31, 2025		Year ended July 31, 2024
	Shares	Amount	Shares	Amount
One Choice Blend+ 2055 Portfolio
Investor Class
Sold	47,746	$533,786	106,355	$1,049,611
Issued in reinvestment of distributions	6,808	74,550	2,723	26,500
Redeemed	(21,037)	(237,606)	(33,247)	(327,904)
	33,517	370,730	75,831	748,207
I Class
Issued in reinvestment of distributions	18	193	10	98
A Class
Sold	3,770	42,378	2,355	21,053
Issued in reinvestment of distributions	167	1,827	35	338
Redeemed	(4)	(51)	(147)	(1,477)
	3,933	44,154	2,243	19,914
R Class
Sold	11,471	128,147	17,186	172,157
Issued in reinvestment of distributions	962	10,531	278	2,706
Redeemed	(5,159)	(57,575)	(5,093)	(48,601)
	7,274	81,103	12,371	126,262
R6 Class
Sold	252,402	2,822,206	1,357,108	13,016,285
Issued in reinvestment of distributions	73,938	809,623	40,476	394,232
Redeemed	(311,291)	(3,507,382)	(506,026)	(5,253,902)
	15,049	124,447	891,558	8,156,615
Net increase (decrease)	59,791	$620,627	982,013	$9,051,096

	Six months ended January 31, 2025		Year ended July 31, 2024
	Shares	Amount	Shares	Amount
One Choice Blend+ 2060 Portfolio
Investor Class
Sold	113,576	$1,299,049	154,430	$1,606,456
Issued in reinvestment of distributions	10,647	117,974	3,521	34,472
Redeemed	(22,185)	(252,647)	(34,765)	(346,925)
	102,038	1,164,376	123,186	1,294,003
I Class
Sold	3,555	40,255	—	—
Issued in reinvestment of distributions	67	744	28	275
Redeemed	(600)	(6,678)	—	—
	3,022	34,321	28	275
A Class
Sold	1,303	14,773	3,353	30,636
Issued in reinvestment of distributions	82	911	60	588
Redeemed	(85)	(960)	(2,175)	(22,167)
	1,300	14,724	1,238	9,057
R Class
Sold	11,919	135,504	17,368	173,161
Issued in reinvestment of distributions	658	7,284	218	2,137
Redeemed	(9,552)	(107,880)	(2,693)	(24,556)
	3,025	34,908	14,893	150,742
R6 Class
Sold	173,080	1,958,630	823,484	7,996,677
Issued in reinvestment of distributions	45,800	507,002	29,496	288,763
Redeemed	(115,742)	(1,311,090)	(391,108)	(4,062,852)
	103,138	1,154,542	461,872	4,222,588
Net increase (decrease)	212,523	$2,402,871	601,217	$5,676,665

	Six months ended January 31, 2025		Year ended July 31, 2024
	Shares	Amount	Shares	Amount
One Choice Blend+ 2065 Portfolio
Investor Class
Sold	75,988	$852,435	158,824	$1,583,586
Issued in reinvestment of distributions	7,060	78,507	4,176	40,635
Redeemed	(19,498)	(218,620)	(54,074)	(546,761)
	63,550	712,322	108,926	1,077,460
I Class
Sold	612	6,800	—	—
Issued in reinvestment of distributions	19	205	10	98
	631	7,005	10	98
A Class
Sold	6,261	70,378	12,128	107,152
Issued in reinvestment of distributions	296	3,282	155	1,509
Redeemed	(13)	(152)	(13)	(114)
	6,544	73,508	12,270	108,547
R Class
Sold	19,344	217,374	56,535	561,319
Issued in reinvestment of distributions	1,111	12,346	397	3,853
Redeemed	(7,781)	(87,951)	(20,257)	(184,377)
	12,674	141,769	36,675	380,795
R6 Class
Sold	137,243	1,542,855	345,740	3,369,324
Issued in reinvestment of distributions	10,161	112,892	5,796	56,341
Redeemed	(64,040)	(730,944)	(100,509)	(1,052,824)
	83,364	924,803	251,027	2,372,841
Net increase (decrease)	166,763	$1,859,407	408,908	$3,939,741

6. Fair Value Measurements

The funds' investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the funds. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the funds' investment securities were classified as Level 1. The Schedules of Investments provide additional information on the funds' portfolio holdings.

7.  Risk Factors

The value of the funds’ shares will go up and down based on the performance of the underlying funds in which they invest. The value of the underlying funds’ shares will, in turn, fluctuate based on the performance of the securities they own and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the funds’ investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

	One Choice Blend+ 2015 Portfolio	One Choice Blend+ 2020 Portfolio	One Choice Blend+ 2025 Portfolio	One Choice Blend+ 2030 Portfolio
Federal tax cost of investments	$3,219,128	$14,475,015	$28,277,959	$50,108,144
Gross tax appreciation of investments	$96,421	$877,996	$1,965,113	$3,604,637
Gross tax depreciation of investments	(2,877)	—	(19,358)	(81,579)
Net tax appreciation (depreciation) of investments	$93,544	$877,996	$1,945,755	$3,523,058

	One Choice Blend+ 2035 Portfolio	One Choice Blend+ 2040 Portfolio	One Choice Blend+ 2045 Portfolio	One Choice Blend+ 2050 Portfolio
Federal tax cost of investments	$46,673,486	$39,197,197	$45,156,011	$39,424,016
Gross tax appreciation of investments	$3,428,902	$4,550,870	$5,947,087	$6,270,555
Gross tax depreciation of investments	(167,611)	(84,778)	(114,284)	(159,212)
Net tax appreciation (depreciation) of investments	$3,261,291	$4,466,092	$5,832,803	$6,111,343

	One Choice Blend+ 2055 Portfolio	One Choice Blend+ 2060 Portfolio	One Choice Blend+ 2065 Portfolio
Federal tax cost of investments	$24,656,159	$18,009,406	$9,536,252
Gross tax appreciation of investments	$3,872,859	$2,958,487	$1,432,663
Gross tax depreciation of investments	(102,542)	(75,332)	(44,250)
Net tax appreciation (depreciation) of investments	$3,770,317	$2,883,155	$1,388,413

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of July 31, 2024, the funds had accumulated capital losses which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers were as follows:

	Short-term capital losses	Long-term capital losses
One Choice Blend+ 2015 Portfolio	$(60,701)	$(12,227)
One Choice Blend+ 2020 Portfolio	$(121,903)	$(30,132)
One Choice Blend+ 2030 Portfolio	$(14,804)	—
One Choice Blend+ 2035 Portfolio	$(72,034)	—
One Choice Blend+ 2065 Portfolio	$(71,918)	$(42,638)

9. Investments in Underlying Funds

The funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by the funds within their investment strategies may represent a significant portion of the underlying funds’ net assets.

10. Corporate Event

On December 5, 2024, the Board of Directors approved an agreement and plan of reorganization (the reorganization), whereby the net assets of One Choice Blend+ 2015 Portfolio will be transferred to One Choice Blend+ 2020 Portfolio in exchange for shares of One Choice Blend+ 2020 Portfolio. The financial statements and performance history of One Choice Blend+ 2020 Portfolio will survive after the reorganization. The reorganization is expected to be effective at the close of the NYSE on April 11, 2025. At the time of the reorganization, One Choice Blend+ 2020 Portfolio will be renamed One Choice Blend+ In Retirement Portfolio.

11. Affiliated Fund Transactions

 A summary of transactions for each underlying fund for the period ended January 31, 2025 follows:

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice Blend+ 2015 Portfolio (Amounts in thousands)
Avantis Core Fixed Income Fund	$963	$149	$226	$(13)	$873	106	$(2)	$22
Avantis Short-Term Fixed Income Fund	217	28	48	(1)	196	21	1	4
High Income Fund	131	16	29	—	118	14	1	5
Inflation-Adjusted Bond Fund	173	22	38	—	157	15	(1)	3
Short Duration Inflation Protection Bond Fund	216	30	51	1	196	19	—	5
American Century Low Volatility ETF	180	19	39	9	169	3	6	1
Avantis U.S. Equity Fund	305	53	85	6	279	15	15	4
Avantis U.S. Small Cap Value Fund	33	5	7	(3)	28	2	1	1
Focused Large Cap Value Fund	251	48	64	(9)	226	21	5	19
Growth Fund	195	51	67	3	182	3	10	10
Heritage Fund	16	3	4	—	15	—	1	2
Mid Cap Value Fund	63	9	14	(3)	55	3	1	4
Small Cap Growth Fund	32	3	7	1	29	1	1	—
Emerging Markets Debt Fund	43	6	9	—	40	4	—	1
Global Bond Fund	435	53	93	—	395	45	1	8
Avantis International Equity Fund	158	31	34	(7)	148	12	3	5
Focused International Growth Fund	84	15	17	(1)	81	5	2	1
Global Real Estate Fund	37	5	8	(1)	33	3	1	1
International Value Fund	100	19	20	(6)	93	11	2	4
	$3,632	$565	$860	$(24)	$3,313	303	$48	$100
(1)Underlying fund investments represent G Class, except American Century Low Volatility ETF.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice Blend+ 2020 Portfolio (Amounts in thousands)
Avantis Core Fixed Income Fund	$4,228	$391	$496	$(73)	$4,050	490	$(3)	$98
Avantis Short-Term Fixed Income Fund	924	80	89	(3)	912	96	—	19
High Income Fund	596	39	85	3	553	64	3	21
Inflation-Adjusted Bond Fund	765	50	74	(7)	734	70	(2)	15
Short Duration Inflation Protection Bond Fund	937	75	99	—	913	88	—	23
American Century Low Volatility ETF	782	23	76	48	777	14	14	4
Avantis U.S. Equity Fund	1,366	101	228	51	1,290	67	44	19
Avantis U.S. Small Cap Value Fund	145	9	17	(8)	129	7	3	5
Focused Large Cap Value Fund	1,096	129	147	(33)	1,045	99	12	84
Growth Fund	859	118	158	24	843	14	32	44
Heritage Fund	77	9	17	1	70	2	6	7
Mid Cap Value Fund	274	22	31	(10)	255	16	2	20
Small Cap Growth Fund	143	3	18	7	135	5	5	1
Emerging Markets Debt Fund	200	13	28	(1)	184	21	1	6
Global Bond Fund	1,910	136	207	(3)	1,836	210	3	37
Avantis International Equity Fund	706	86	85	(28)	679	56	7	25
Focused International Growth Fund	375	36	41	(3)	367	21	3	3
Global Real Estate Fund	165	8	20	(3)	150	11	4	5
International Value Fund	446	53	45	(23)	431	50	5	20
Avantis Emerging Markets Equity Fund	11	—	9	(2)	—	—	2	—
International Small-Mid Cap Fund	5	—	4	(1)	—	—	1	—
	$16,010	$1,381	$1,974	$(64)	$15,353	1,401	$142	$456
(1)Underlying fund investments represent G Class, except American Century Low Volatility ETF.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice Blend+ 2025 Portfolio (Amounts in thousands)
Avantis Core Fixed Income Fund	$7,943	$483	$852	$(136)	$7,438	900	$(8)	$185
Avantis Short-Term Fixed Income Fund	1,088	58	71	(3)	1,072	113	—	22
High Income Fund	1,449	51	183	10	1,327	152	5	51
Inflation-Adjusted Bond Fund	1,384	31	101	(12)	1,302	125	(5)	28
Short Duration Inflation Protection Bond Fund	1,417	53	114	2	1,358	131	(1)	35
American Century Low Volatility ETF	1,267	74	136	80	1,285	23	20	7
Avantis U.S. Equity Fund	3,200	284	568	135	3,051	160	94	45
Avantis U.S. Small Cap Value Fund	319	41	40	(19)	301	17	7	12
Focused Large Cap Value Fund	2,409	392	387	(71)	2,343	222	19	196
Growth Fund	2,054	290	420	79	2,003	32	52	109
Heritage Fund	274	30	53	8	259	8	18	29
Mid Cap Value Fund	591	72	65	(23)	575	36	4	45
Small Cap Growth Fund	312	17	41	19	307	12	8	3
Avantis Emerging Markets Equity Fund	261	11	30	(12)	230	20	5	7
Avantis International Equity Fund	1,534	141	146	(56)	1,473	122	10	55
Focused International Growth Fund	827	48	67	(8)	800	45	6	7
Global Real Estate Fund	391	27	47	(6)	365	28	7	12
International Small-Mid Cap Fund	77	5	9	(6)	67	7	2	2
International Value Fund	944	106	87	(43)	920	106	4	45
Emerging Markets Debt Fund	559	15	66	(3)	505	57	1	15
Global Bond Fund	3,446	134	332	(5)	3,243	371	4	67
	$31,746	$2,363	$3,815	$(70)	$30,224	2,687	$252	$977
(1)Underlying fund investments represent G Class, except American Century Low Volatility ETF.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice Blend+ 2030 Portfolio (Amounts in thousands)
American Century Low Volatility ETF	$1,500	$154	$31	$122	$1,745	31	—	$9
Avantis U.S. Equity Fund	6,176	770	643	395	6,698	350	$62	96
Avantis U.S. Small Cap Value Fund	608	76	22	(27)	635	36	2	25
Focused Large Cap Value Fund	4,494	838	328	(120)	4,884	463	(3)	398
Growth Fund	3,825	848	504	230	4,399	71	4	233
Heritage Fund	698	107	83	42	764	25	21	82
Mid Cap Value Fund	1,106	169	47	(40)	1,188	74	(2)	91
Small Cap Growth Fund	594	32	18	49	657	26	3	7
Avantis Core Fixed Income Fund	11,752	1,420	1,493	(187)	11,492	1,391	(35)	281
Avantis Short-Term Fixed Income Fund	765	50	34	(2)	779	82	—	16
High Income Fund	2,537	117	245	25	2,434	279	2	93
Inflation-Adjusted Bond Fund	1,925	127	119	(8)	1,925	184	(17)	40
Short Duration Inflation Protection Bond Fund	1,573	122	79	3	1,619	156	(3)	41
Avantis Emerging Markets Equity Fund	912	172	51	(39)	994	85	3	30
Avantis International Equity Fund	2,731	490	119	(92)	3,010	249	—	107
Focused International Growth Fund	1,481	215	36	(7)	1,653	94	—	13
Global Real Estate Fund	752	114	60	(5)	801	61	2	25
International Small-Mid Cap Fund	277	32	8	(19)	282	29	—	8
International Value Fund	1,577	384	59	(74)	1,828	211	(2)	86
Emerging Markets Debt Fund	1,101	53	102	(2)	1,050	119	(3)	32
Global Bond Fund	4,898	324	441	13	4,794	548	(15)	97
Emerging Markets Fund	55	—	47	(8)	—	—	10	—
Focused Dynamic Growth Fund(3)	188	—	114	(74)	—	—	96	—
Non-U.S. Intrinsic Value Fund	62	—	47	(15)	—	—	13	—
	$51,587	$6,614	$4,730	$160	$53,631	4,564	$138	$1,810
(1)Underlying fund investments represent G Class, except American Century Low Volatility ETF.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice Blend+ 2035 Portfolio (Amounts in thousands)
American Century Low Volatility ETF	$711	$158	$30	$60	$899	16	—	$4
Avantis U.S. Equity Fund	6,723	1,005	692	464	7,500	392	$30	106
Avantis U.S. Small Cap Value Fund	648	95	25	(28)	690	40	1	27
Focused Dynamic Growth Fund(3)	2,049	98	353	293	2,087	27	102	—
Focused Large Cap Value Fund	4,700	1,050	468	(120)	5,162	489	(12)	420
Growth Fund	2,402	522	219	146	2,851	46	(3)	148
Heritage Fund	920	154	111	67	1,030	33	16	111
Mid Cap Value Fund	1,147	220	74	(40)	1,253	78	(4)	97
Small Cap Growth Fund	620	51	29	55	697	27	—	9
Avantis Core Fixed Income Fund	9,427	1,153	1,233	(133)	9,214	1,115	(45)	228
Avantis Short-Term Fixed Income Fund	269	32	5	(1)	295	31	—	6
High Income Fund	2,226	160	254	35	2,167	249	(11)	82
Inflation-Adjusted Bond Fund	1,157	109	84	(4)	1,178	113	(12)	24
Short Duration Inflation Protection Bond Fund	554	72	16	—	610	59	(1)	15
Avantis Emerging Markets Equity Fund	1,022	204	40	(41)	1,145	98	2	35
Avantis International Equity Fund	2,698	611	185	(85)	3,039	251	(6)	107
Emerging Markets Fund	540	46	12	—	574	50	1	11
Focused International Growth Fund	1,498	273	69	(5)	1,697	96	(1)	13
Global Real Estate Fund	820	171	64	(1)	926	71	(4)	28
International Small-Mid Cap Fund	439	71	6	(31)	473	48	(1)	14
International Value Fund	956	302	59	(44)	1,155	133	(3)	55
Non-U.S. Intrinsic Value Fund	600	153	36	(92)	625	74	(2)	73
Emerging Markets Debt Fund	1,073	76	111	3	1,041	118	(8)	31
Global Bond Fund	3,661	344	415	37	3,627	415	(36)	72
	$46,860	$7,130	$4,590	$535	$49,935	4,069	$3	$1,716
(1)Underlying fund investments represent G Class, except American Century Low Volatility ETF.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice Blend+ 2040 Portfolio (Amounts in thousands)
Avantis U.S. Equity Fund	$7,053	$930	$721	$416	$7,678	402	$101	$108
Avantis U.S. Small Cap Value Fund	668	66	22	(31)	681	39	2	27
Focused Dynamic Growth Fund(3)	3,445	385	664	531	3,697	48	162	—
Focused Large Cap Value Fund	4,686	989	491	(116)	5,068	480	(8)	411
Growth Fund	1,068	279	51	63	1,359	22	1	71
Heritage Fund	1,096	161	90	68	1,235	40	28	132
Mid Cap Value Fund	1,167	171	75	(39)	1,224	76	(4)	93
Small Cap Growth Fund	640	24	14	53	703	27	2	8
Avantis Core Fixed Income Fund	7,342	849	1,600	(80)	6,511	788	(43)	170
High Income Fund	1,850	104	338	28	1,644	189	(7)	66
Inflation-Adjusted Bond Fund	675	27	109	9	602	58	(15)	12
Avantis Emerging Markets Equity Fund	1,181	305	75	(52)	1,359	116	6	40
Avantis International Equity Fund	2,590	467	123	(91)	2,843	235	6	101
Emerging Markets Fund	922	123	50	2	997	86	(1)	19
Focused International Growth Fund	1,415	214	21	(8)	1,600	91	1	13
Global Real Estate Fund	881	126	70	2	939	72	(6)	29
International Small-Mid Cap Fund	595	98	13	(41)	639	65	(1)	18
International Value Fund	457	129	—	(23)	563	65	—	26
Non-U.S. Intrinsic Value Fund	993	247	46	(152)	1,042	123	(2)	119
Emerging Markets Debt Fund	982	53	160	6	881	100	(10)	27
Global Bond Fund	2,710	151	498	35	2,398	274	(29)	48
	$42,416	$5,898	$5,231	$580	$43,663	3,396	$183	$1,538
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice Blend+ 2045 Portfolio (Amounts in thousands)
Avantis U.S. Equity Fund	$9,092	$1,015	$761	$538	$9,884	517	$113	$140
Avantis U.S. Small Cap Value Fund	863	80	21	(40)	882	51	3	35
Focused Dynamic Growth Fund(3)	5,699	729	1,126	921	6,223	81	236	—
Focused Large Cap Value Fund	6,119	1,191	575	(171)	6,564	622	1	531
Growth Fund	109	152	—	5	266	4	—	14
Heritage Fund	1,410	187	115	93	1,575	51	31	170
Mid Cap Value Fund	1,502	222	88	(62)	1,574	98	4	121
Small Cap Growth Fund	828	20	13	68	903	35	3	10
Avantis Emerging Markets Equity Fund	1,118	291	48	(48)	1,313	113	4	39
Avantis International Equity Fund	3,330	546	95	(121)	3,660	303	9	130
Emerging Markets Fund	1,579	234	52	(2)	1,759	153	5	33
Focused International Growth Fund	1,823	260	19	(9)	2,055	117	2	16
Global Real Estate Fund	1,131	187	82	(20)	1,216	93	15	38
International Small-Mid Cap Fund	769	128	13	(57)	827	84	2	23
International Value Fund	47	66	—	(4)	109	13	—	5
Non-U.S. Intrinsic Value Fund	1,823	491	64	(291)	1,959	231	2	226
Avantis Core Fixed Income Fund	6,522	811	1,713	(95)	5,525	669	(12)	148
High Income Fund	1,647	103	366	11	1,395	160	7	57
Inflation-Adjusted Bond Fund	598	19	106	1	512	49	(7)	11
Emerging Markets Debt Fund	873	43	161	(5)	750	85	2	23
Global Bond Fund	2,408	204	574	—	2,038	233	6	40
	$49,290	$6,979	$5,992	$712	$50,989	3,762	$426	$1,810
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice Blend+ 2050 Portfolio (Amounts in thousands)
Avantis U.S. Equity Fund	$8,399	$1,128	$499	$609	$9,637	504	$21	$136
Avantis U.S. Small Cap Value Fund	800	89	—	(35)	854	49	—	34
Focused Dynamic Growth Fund(3)	5,493	544	709	1,034	6,362	83	116	—
Focused Large Cap Value Fund	5,667	1,167	230	(160)	6,444	611	(8)	515
Heritage Fund	1,305	206	51	104	1,564	51	14	166
Mid Cap Value Fund	1,391	221	17	(56)	1,539	96	(1)	118
Small Cap Growth Fund	767	54	—	68	889	35	—	9
Avantis Emerging Markets Equity Fund	1,007	213	—	(44)	1,176	101	—	35
Avantis International Equity Fund	3,091	629	27	(108)	3,585	296	(4)	126
Emerging Markets Fund	1,503	274	1	(1)	1,775	154	—	33
Focused International Growth Fund	1,693	328	—	(9)	2,012	114	—	16
Global Real Estate Fund	1,050	179	40	(5)	1,184	91	(3)	37
International Small-Mid Cap Fund	713	142	—	(54)	801	81	—	23
Non-U.S. Intrinsic Value Fund	1,741	596	—	(296)	2,041	241	—	232
Avantis Core Fixed Income Fund	3,998	471	1,371	(28)	3,070	372	(33)	91
High Income Fund	1,007	66	315	15	773	89	(3)	35
Inflation-Adjusted Bond Fund	363	31	117	10	287	27	(12)	6
Emerging Markets Debt Fund	536	38	159	4	419	48	(7)	14
Global Bond Fund	1,474	101	479	27	1,123	128	(20)	23
	$41,998	$6,477	$4,015	$1,075	$45,535	3,171	$60	$1,649
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice Blend+ 2055 Portfolio (Amounts in thousands)
Avantis U.S. Equity Fund	$5,637	$1,072	$515	$359	$6,553	343	$61	$90
Avantis U.S. Small Cap Value Fund	534	115	42	(29)	578	33	5	22
Focused Dynamic Growth Fund(3)	3,756	644	738	673	4,335	56	100	—
Focused Large Cap Value Fund	3,765	1,188	522	(108)	4,323	410	(12)	352
Heritage Fund	879	220	94	53	1,058	34	22	114
Mid Cap Value Fund	928	219	68	(37)	1,042	65	(3)	80
Small Cap Growth Fund	512	73	24	42	603	24	2	7
Avantis Emerging Markets Equity Fund	689	157	16	(29)	801	69	—	24
Avantis International Equity Fund	2,078	502	78	(71)	2,431	201	(2)	85
Emerging Markets Fund	1,033	210	33	—	1,210	105	(1)	22
Focused International Growth Fund	1,146	238	17	(7)	1,360	77	1	11
Global Real Estate Fund	700	168	57	(7)	804	62	—	25
International Small-Mid Cap Fund	477	116	10	(36)	547	56	—	16
Non-U.S. Intrinsic Value Fund	1,155	483	69	(193)	1,376	163	(7)	159
Avantis Core Fixed Income Fund	1,955	240	1,415	(13)	767	93	(2)	39
High Income Fund	492	23	323	(3)	189	22	9	15
Inflation-Adjusted Bond Fund	179	5	118	4	70	7	(4)	1
Emerging Markets Debt Fund	259	15	171	—	103	12	1	5
Global Bond Fund	716	42	486	4	276	32	7	6
	$26,890	$5,730	$4,796	$602	$28,426	1,864	$177	$1,073
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice Blend+ 2060 Portfolio (Amounts in thousands)
Avantis U.S. Equity Fund	$3,887	$724	$96	$300	$4,815	252	$(2)	$67
Avantis U.S. Small Cap Value Fund	359	83	—	(16)	426	24	—	16
Focused Dynamic Growth Fund(3)	2,609	377	338	537	3,185	41	17	—
Focused Large Cap Value Fund	2,600	786	95	(86)	3,205	304	(7)	253
Heritage Fund	611	117	11	54	771	25	—	82
Mid Cap Value Fund	628	167	—	(29)	766	48	—	58
Small Cap Growth Fund	351	57	4	33	437	17	—	5
Avantis Emerging Markets Equity Fund	477	140	6	(21)	590	51	—	18
Avantis International Equity Fund	1,434	404	7	(54)	1,777	147	(1)	63
Emerging Markets Fund	714	188	11	(1)	890	77	—	16
Focused International Growth Fund	799	198	—	(5)	992	56	—	8
Global Real Estate Fund	477	118	—	(7)	588	45	—	18
International Small-Mid Cap Fund	330	96	—	(27)	399	41	—	11
Non-U.S. Intrinsic Value Fund	796	359	—	(144)	1,011	119	—	115
Avantis Core Fixed Income Fund	960	170	555	(9)	566	69	(2)	21
High Income Fund	243	34	135	—	142	16	3	8
Inflation-Adjusted Bond Fund	89	11	51	2	51	5	(2)	1
Emerging Markets Debt Fund	131	18	73	—	76	9	—	2
Global Bond Fund	355	50	200	1	206	24	4	4
	$17,850	$4,097	$1,582	$528	$20,893	1,370	$10	$766
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice Blend+ 2065 Portfolio (Amounts in thousands)
Avantis U.S. Equity Fund	$1,882	$602	$114	$152	$2,522	132	$2	$34
Avantis U.S. Small Cap Value Fund	175	65	9	(7)	224	13	—	8
Focused Dynamic Growth Fund(3)	1,269	289	163	275	1,670	22	7	—
Focused Large Cap Value Fund	1,252	503	45	(44)	1,666	158	(2)	129
Heritage Fund	296	103	26	26	399	13	2	41
Mid Cap Value Fund	304	115	6	(14)	399	25	—	29
Small Cap Growth Fund	167	49	8	17	225	9	—	2
Avantis Emerging Markets Equity Fund	231	100	9	(11)	311	27	—	9
Avantis International Equity Fund	694	291	31	(25)	929	77	(1)	32
Emerging Markets Fund	348	136	18	(1)	465	40	—	8
Focused International Growth Fund	388	146	13	(1)	520	30	—	4
Global Real Estate Fund	229	94	8	(4)	311	24	1	10
International Small-Mid Cap Fund	156	71	3	(13)	211	21	—	6
Non-U.S. Intrinsic Value Fund	383	234	19	(71)	527	62	(1)	58
Avantis Core Fixed Income Fund	459	124	282	(5)	296	36	—	10
High Income Fund	116	26	68	—	74	8	1	4
Inflation-Adjusted Bond Fund	42	9	24	—	27	3	—	1
Emerging Markets Debt Fund	62	14	36	—	40	5	—	1
Global Bond Fund	169	41	100	(1)	109	12	3	2
	$8,622	$3,012	$982	$273	$10,925	717	$12	$388
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.

Financial Highlights

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice Blend+ 2015 Portfolio
Investor Class
2025(2)	$10.01	0.16	0.14	0.30	(0.36)	—	(0.36)	$9.95	3.11%	0.57%	0.58%	3.57%	3.56%	16%	$723
2024	$9.40	0.27	0.59	0.86	(0.25)	—	(0.25)	$10.01	9.27%	0.57%	0.58%	2.95%	2.94%	37%	$616
2023	$9.41	0.26	(0.01)	0.25	(0.25)	(0.01)	(0.26)	$9.40	2.78%	0.57%	0.58%	2.88%	2.87%	36%	$512
2022	$10.51	0.29	(1.17)	(0.88)	(0.22)	—	(0.22)	$9.41	(8.57)%	0.57%	0.58%	1.58%	1.57%	29%	$383
2021(3)	$10.00	0.01(4)	0.50	0.51	—	—	—	$10.51	5.10%	0.56%	0.58%	0.52%	0.50%	0%	$153
I Class
2025(2)	$10.01	0.19	0.13	0.32	(0.38)	—	(0.38)	$9.95	3.31%	0.37%	0.38%	3.77%	3.76%	16%	$350
2024	$9.40	0.31	0.57	0.88	(0.27)	—	(0.27)	$10.01	9.49%	0.37%	0.38%	3.15%	3.14%	37%	$352
2023	$9.42	0.21	0.04	0.25	(0.26)	(0.01)	(0.27)	$9.40	2.87%	0.37%	0.38%	3.08%	3.07%	36%	$341
2022	$10.51	0.32	(1.17)	(0.85)	(0.24)	—	(0.24)	$9.42	(8.32)%	0.37%	0.38%	1.78%	1.77%	29%	$5
2021(3)	$10.00	0.04(4)	0.47	0.51	—	—	—	$10.51	5.10%	0.36%	0.38%	0.72%	0.70%	0%	$5
A Class
2025(2)	$9.99	0.18	0.12	0.30	(0.34)	—	(0.34)	$9.95	3.06%	0.82%	0.83%	3.32%	3.31%	16%	$6
2024	$9.38	0.26	0.57	0.83	(0.22)	—	(0.22)	$9.99	9.01%	0.82%	0.83%	2.70%	2.69%	37%	$5
2023	$9.40	0.25	(0.04)	0.21	(0.22)	(0.01)	(0.23)	$9.38	2.41%	0.82%	0.83%	2.63%	2.62%	36%	$5
2022	$10.49	0.26	(1.15)	(0.89)	(0.20)	—	(0.20)	$9.40	(8.68)%	0.82%	0.83%	1.33%	1.32%	29%	$5
2021(3)	$10.00	0.02(4)	0.47	0.49	—	—	—	$10.49	4.90%	0.81%	0.83%	0.27%	0.25%	0%	$5
R Class
2025(2)	$9.97	0.18	0.10	0.28	(0.31)	—	(0.31)	$9.94	2.90%	1.07%	1.08%	3.07%	3.06%	16%	$8
2024	$9.36	0.19	0.62	0.81	(0.20)	—	(0.20)	$9.97	8.75%	1.07%	1.08%	2.45%	2.44%	37%	$9
2023	$9.38	0.26	(0.07)	0.19	(0.20)	(0.01)	(0.21)	$9.36	2.15%	1.07%	1.08%	2.38%	2.37%	36%	$5
2022	$10.48	0.23	(1.15)	(0.92)	(0.18)	—	(0.18)	$9.38	(8.97)%	1.07%	1.08%	1.08%	1.07%	29%	$7
2021(3)	$10.00	0.01(4)	0.47	0.48	—	—	—	$10.48	4.80%	1.06%	1.08%	0.02%	0.00%	0%	$5
R6 Class
2025(2)	$10.02	0.26	0.07	0.33	(0.40)	—	(0.40)	$9.95	3.36%	0.22%	0.23%	3.92%	3.91%	16%	$2,226
2024	$9.41	0.39	0.50	0.89	(0.28)	—	(0.28)	$10.02	9.64%	0.22%	0.23%	3.30%	3.29%	37%	$2,649
2023	$9.43	0.32	(0.05)	0.27	(0.28)	(0.01)	(0.29)	$9.41	3.03%	0.22%	0.23%	3.23%	3.22%	36%	$3,683
2022	$10.52	0.26	(1.10)	(0.84)	(0.25)	—	(0.25)	$9.43	(8.20)%	0.22%	0.23%	1.93%	1.92%	29%	$3,789
2021(3)	$10.00	0.04(4)	0.48	0.52	—	—	—	$10.52	5.20%	0.21%	0.23%	0.87%	0.85%	0%	$5

Notes to Financial Highlights
(1)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(2)Six months ended January 31, 2025 (unaudited).
(3)March 10, 2021 (fund inception) through July 31, 2021.
(4)Computed using average shares outstanding throughout the period.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice Blend+ 2020 Portfolio
Investor Class
2025(2)	$10.10	0.10	0.21	0.31	(0.32)	—	(0.32)	$10.09	3.09%	0.57%	0.58%	3.60%	3.59%	9%	$1,180
2024	$9.43	0.37	0.50	0.87	(0.20)	—	(0.20)	$10.10	9.37%	0.57%	0.58%	3.05%	3.04%	48%	$754
2023	$9.43	0.25	—(3)	0.25	(0.25)	—	(0.25)	$9.43	2.87%	0.57%	0.58%	2.75%	2.74%	30%	$1,310
2022	$10.57	0.27	(1.17)	(0.90)	(0.23)	(0.01)	(0.24)	$9.43	(8.32)%	0.57%	0.58%	2.01%	2.00%	36%	$1,099
2021(4)	$10.00	0.02(5)	0.55	0.57	—	—	—	$10.57	5.20%	0.57%	0.58%	0.66%	0.65%	137%	$15
I Class
2025(2)	$10.11	0.20	0.12	0.32	(0.34)	—	(0.34)	$10.09	3.20%	0.37%	0.38%	3.80%	3.79%	9%	$12
2024	$9.43	0.30	0.60	0.90	(0.22)	—	(0.22)	$10.11	9.70%	0.37%	0.38%	3.25%	3.24%	48%	$12
2023	$9.43	0.29	(0.02)	0.27	(0.27)	—	(0.27)	$9.43	3.08%	0.37%	0.38%	2.95%	2.94%	30%	$11
2022	$10.58	0.32	(1.21)	(0.89)	(0.25)	(0.01)	(0.26)	$9.43	(8.25)%	0.37%	0.38%	2.21%	2.20%	36%	$11
2021(4)	$10.00	0.04(5)	0.54	0.58	—	—	—	$10.58	5.30%	0.37%	0.38%	0.86%	0.85%	137%	$11
A Class
2025(2)	$10.08	0.17	0.13	0.30	(0.29)	—	(0.29)	$10.09	3.04%	0.82%	0.83%	3.35%	3.34%	9%	$11
2024	$9.41	0.25	0.60	0.85	(0.18)	—	(0.18)	$10.08	9.11%	0.82%	0.83%	2.80%	2.79%	48%	$11
2023	$9.41	0.24	(0.01)	0.23	(0.23)	—	(0.23)	$9.41	2.61%	0.82%	0.83%	2.50%	2.49%	30%	$10
2022	$10.56	0.28	(1.21)	(0.93)	(0.21)	(0.01)	(0.22)	$9.41	(8.61)%	0.82%	0.83%	1.76%	1.75%	36%	$10
2021(4)	$10.00	0.02(5)	0.54	0.56	—	—	—	$10.56	5.10%	0.82%	0.83%	0.41%	0.40%	137%	$11
R Class
2025(2)	$10.06	0.16	0.14	0.30	(0.27)	—	(0.27)	$10.09	2.99%	1.07%	1.08%	3.10%	3.09%	9%	$14
2024	$9.39	0.22	0.60	0.82	(0.15)	—	(0.15)	$10.06	8.85%	1.07%	1.08%	2.55%	2.54%	48%	$13
2023	$9.39	0.22	(0.01)	0.21	(0.21)	—	(0.21)	$9.39	2.35%	1.07%	1.08%	2.25%	2.24%	30%	$13
2022	$10.55	0.24	(1.20)	(0.96)	(0.19)	(0.01)	(0.20)	$9.39	(8.90)%	1.07%	1.08%	1.51%	1.50%	36%	$12
2021(4)	$10.00	0.01(5)	0.54	0.55	—	—	—	$10.55	5.00%	1.07%	1.08%	0.16%	0.15%	137%	$11
R6 Class
2025(2)	$10.12	0.23	0.10	0.33	(0.35)	—	(0.35)	$10.10	3.35%	0.22%	0.23%	3.95%	3.94%	9%	$14,135
2024	$9.44	0.28	0.64	0.92	(0.24)	—	(0.24)	$10.12	9.85%	0.22%	0.23%	3.40%	3.39%	48%	$15,220
2023	$9.44	0.29	(0.01)	0.28	(0.28)	—	(0.28)	$9.44	3.23%	0.22%	0.23%	3.10%	3.09%	30%	$11,418
2022	$10.59	0.30	(1.18)	(0.88)	(0.26)	(0.01)	(0.27)	$9.44	(8.13)%	0.22%	0.23%	2.36%	2.35%	36%	$6,335
2021(4)	$10.00	0.04(5)	0.55	0.59	—	—	—	$10.59	5.40%	0.22%	0.23%	1.01%	1.00%	137%	$11

Notes to Financial Highlights
(1)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(2)Six months ended January 31, 2025 (unaudited).
(3)Per-share amount was less than $0.005.
(4)March 10, 2021 (fund inception) through July 31, 2021.
(5)Computed using average shares outstanding throughout the period.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice Blend+ 2025 Portfolio
Investor Class
2025(2)	$10.08	0.23	0.10	0.33	(0.32)	(0.06)	(0.38)	$10.03	3.38%	0.57%	0.58%	3.66%	3.65%	8%	$3,336
2024	$9.36	0.29	0.64	0.93	(0.21)	—	(0.21)	$10.08	10.10%	0.57%	0.58%	2.88%	2.87%	51%	$4,079
2023	$9.30	0.25	0.08	0.33	(0.24)	(0.03)	(0.27)	$9.36	3.72%	0.57%	0.58%	2.75%	2.74%	41%	$4,323
2022	$10.55	0.30	(1.27)	(0.97)	(0.26)	(0.02)	(0.28)	$9.30	(9.41)%	0.57%	0.58%	1.93%	1.92%	32%	$3,081
2021(3)	$10.00	0.03(4)	0.52	0.55	—	—	—	$10.55	5.50%	0.57%	0.58%	0.85%	0.84%	24%	$1,629
I Class
2025(2)	$10.08	0.19	0.16	0.35	(0.34)	(0.06)	(0.40)	$10.03	3.59%	0.37%	0.38%	3.86%	3.85%	8%	$6
2024	$9.37	0.30	0.64	0.94	(0.23)	—	(0.23)	$10.08	10.20%	0.37%	0.38%	3.08%	3.07%	51%	$5
2023	$9.31	0.28	0.07	0.35	(0.26)	(0.03)	(0.29)	$9.37	3.93%	0.37%	0.38%	2.95%	2.94%	41%	$5
2022	$10.56	0.33	(1.28)	(0.95)	(0.28)	(0.02)	(0.30)	$9.31	(9.25)%	0.37%	0.38%	2.13%	2.12%	32%	$5
2021(3)	$10.00	0.04(4)	0.52	0.56	—	—	—	$10.56	5.60%	0.37%	0.38%	1.05%	1.04%	24%	$5
A Class
2025(2)	$10.06	0.18	0.15	0.33	(0.30)	(0.06)	(0.36)	$10.03	3.33%	0.82%	0.83%	3.41%	3.40%	8%	$33
2024	$9.35	0.17	0.73	0.90	(0.19)	—	(0.19)	$10.06	9.73%	0.82%	0.83%	2.63%	2.62%	51%	$29
2023	$9.28	0.25	0.07	0.32	(0.22)	(0.03)	(0.25)	$9.35	3.58%	0.82%	0.83%	2.50%	2.49%	41%	$5
2022	$10.54	0.28	(1.28)	(1.00)	(0.24)	(0.02)	(0.26)	$9.28	(9.70)%	0.82%	0.83%	1.68%	1.67%	32%	$5
2021(3)	$10.00	0.02(4)	0.52	0.54	—	—	—	$10.54	5.40%	0.82%	0.83%	0.60%	0.59%	24%	$5
R Class
2025(2)	$10.04	0.09	0.22	0.31	(0.27)	(0.06)	(0.33)	$10.02	3.18%	1.07%	1.08%	3.16%	3.15%	8%	$150
2024	$9.33	0.19	0.68	0.87	(0.16)	—	(0.16)	$10.04	9.47%	1.07%	1.08%	2.38%	2.37%	51%	$89
2023	$9.27	0.22	0.06	0.28	(0.19)	(0.03)	(0.22)	$9.33	3.20%	1.07%	1.08%	2.25%	2.24%	41%	$28
2022	$10.53	0.20	(1.22)	(1.02)	(0.22)	(0.02)	(0.24)	$9.27	(9.90)%	1.07%	1.08%	1.43%	1.42%	32%	$16
2021(3)	$10.00	0.01(4)	0.52	0.53	—	—	—	$10.53	5.30%	1.07%	1.08%	0.35%	0.34%	24%	$13
R6 Class
2025(2)	$10.09	0.22	0.14	0.36	(0.36)	(0.06)	(0.42)	$10.03	3.64%	0.22%	0.23%	4.01%	4.00%	8%	$26,699
2024	$9.38	0.31	0.65	0.96	(0.25)	—	(0.25)	$10.09	10.36%	0.22%	0.23%	3.23%	3.22%	51%	$27,543
2023	$9.32	0.30	0.06	0.36	(0.27)	(0.03)	(0.30)	$9.38	4.09%	0.22%	0.23%	3.10%	3.09%	41%	$23,207
2022	$10.57	0.32	(1.25)	(0.93)	(0.30)	(0.02)	(0.32)	$9.32	(9.13)%	0.22%	0.23%	2.28%	2.27%	32%	$19,569
2021(3)	$10.00	0.04(4)	0.53	0.57	—	—	—	$10.57	5.70%	0.22%	0.23%	1.20%	1.19%	24%	$5

Notes to Financial Highlights
(1)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(2)Six months ended January 31, 2025 (unaudited).
(3)March 10, 2021 (fund inception) through July 31, 2021.
(4)Computed using average shares outstanding throughout the period.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice Blend+ 2030 Portfolio
Investor Class
2025(2)	$10.19	0.18	0.20	0.38	(0.29)	(0.02)	(0.31)	$10.26	3.79%	0.57%	0.58%	3.71%	3.70%	9%	$7,205
2024	$9.40	0.23	0.76	0.99	(0.20)	—	(0.20)	$10.19	10.66%	0.58%	0.58%	2.78%	2.78%	28%	$5,957
2023	$9.25	0.23	0.21	0.44	(0.22)	(0.07)	(0.29)	$9.40	5.04%	0.58%	0.59%	2.61%	2.60%	36%	$4,126
2022	$10.58	0.31	(1.37)	(1.06)	(0.27)	—	(0.27)	$9.25	(10.28)%	0.57%	0.58%	1.75%	1.74%	26%	$3,498
2021(3)	$10.00	0.03(4)	0.55	0.58	—	—	—	$10.58	5.80%	0.57%	0.58%	0.68%	0.67%	3%	$2,002
I Class
2025(2)	$10.20	0.20	0.19	0.39	(0.31)	(0.02)	(0.33)	$10.26	3.90%	0.37%	0.38%	3.91%	3.90%	9%	$6
2024	$9.41	0.29	0.72	1.01	(0.22)	—	(0.22)	$10.20	10.87%	0.38%	0.38%	2.98%	2.98%	28%	$6
2023	$9.27	0.26	0.19	0.45	(0.24)	(0.07)	(0.31)	$9.41	5.14%	0.38%	0.39%	2.81%	2.80%	36%	$5
2022	$10.59	0.34	(1.37)	(1.03)	(0.29)	—	(0.29)	$9.27	(10.03)%	0.37%	0.38%	1.95%	1.94%	26%	$5
2021(3)	$10.00	0.04(4)	0.55	0.59	—	—	—	$10.59	5.90%	0.37%	0.38%	0.88%	0.87%	3%	$5
A Class
2025(2)	$10.18	0.16	0.20	0.36	(0.26)	(0.02)	(0.28)	$10.26	3.63%	0.82%	0.83%	3.46%	3.45%	9%	$17
2024	$9.39	0.15	0.81	0.96	(0.17)	—	(0.17)	$10.18	10.39%	0.83%	0.83%	2.53%	2.53%	28%	$11
2023	$9.24	0.21	0.21	0.42	(0.20)	(0.07)	(0.27)	$9.39	4.78%	0.83%	0.84%	2.36%	2.35%	36%	$6
2022	$10.57	0.30	(1.38)	(1.08)	(0.25)	—	(0.25)	$9.24	(10.48)%	0.82%	0.83%	1.50%	1.49%	26%	$5
2021(3)	$10.00	0.02(4)	0.55	0.57	—	—	—	$10.57	5.70%	0.82%	0.83%	0.43%	0.42%	3%	$5
R Class
2025(2)	$10.17	0.14	0.21	0.35	(0.24)	(0.02)	(0.26)	$10.26	3.48%	1.07%	1.08%	3.21%	3.20%	9%	$267
2024	$9.37	0.22	0.73	0.95	(0.15)	—	(0.15)	$10.17	10.24%	1.08%	1.08%	2.28%	2.28%	28%	$215
2023	$9.23	0.19	0.20	0.39	(0.18)	(0.07)	(0.25)	$9.37	4.41%	1.08%	1.09%	2.11%	2.10%	36%	$160
2022	$10.56	0.26	(1.36)	(1.10)	(0.23)	—	(0.23)	$9.23	(10.67)%	1.07%	1.08%	1.25%	1.24%	26%	$74
2021(3)	$10.00	—(4)(5)	0.56	0.56	—	—	—	$10.56	5.60%	1.07%	1.08%	0.18%	0.17%	3%	$10
R6 Class
2025(2)	$10.21	0.22	0.18	0.40	(0.33)	(0.02)	(0.35)	$10.26	3.95%	0.22%	0.23%	4.06%	4.05%	9%	$46,136
2024	$9.42	0.27	0.75	1.02	(0.23)	—	(0.23)	$10.21	11.02%	0.23%	0.23%	3.13%	3.13%	28%	$45,399
2023	$9.27	0.27	0.20	0.47	(0.25)	(0.07)	(0.32)	$9.42	5.41%	0.23%	0.24%	2.96%	2.95%	36%	$28,060
2022	$10.59	0.32	(1.34)	(1.02)	(0.30)	—	(0.30)	$9.27	(9.92)%	0.22%	0.23%	2.10%	2.09%	26%	$20,448
2021(3)	$10.00	0.04(4)	0.55	0.59	—	—	—	$10.59	5.90%	0.22%	0.23%	1.03%	1.02%	3%	$5

Notes to Financial Highlights
(1)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(2)Six months ended January 31, 2025 (unaudited).
(3)March 10, 2021 (fund inception) through July 31, 2021.
(4)Computed using average shares outstanding throughout the period.
(5)Per-share amount was less than $0.005.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice Blend+ 2035 Portfolio
Investor Class
2025(2)	$10.28	0.18	0.27	0.45	(0.27)	—	(0.27)	$10.46	4.45%	0.58%	0.58%	3.71%	3.71%	9%	$9,273
2024	$9.41	0.23	0.84	1.07	(0.20)	—	(0.20)	$10.28	11.58%	0.58%	0.58%	2.59%	2.59%	22%	$8,072
2023	$9.17	0.20	0.33	0.53	(0.21)	(0.08)	(0.29)	$9.41	6.18%	0.58%	0.58%	2.37%	2.37%	35%	$4,817
2022	$10.61	0.32	(1.48)	(1.16)	(0.28)	—	(0.28)	$9.17	(11.24)%	0.58%	0.58%	1.54%	1.54%	20%	$3,056
2021(3)	$10.00	0.02(4)	0.59	0.61	—	—	—	$10.61	6.10%	0.58%	0.58%	0.54%	0.54%	2%	$1,620
I Class
2025(2)	$10.29	0.19	0.27	0.46	(0.29)	—	(0.29)	$10.46	4.55%	0.38%	0.38%	3.91%	3.91%	9%	$38
2024	$9.42	0.27	0.82	1.09	(0.22)	—	(0.22)	$10.29	11.79%	0.38%	0.38%	2.79%	2.79%	22%	$33
2023	$9.18	0.24	0.31	0.55	(0.23)	(0.08)	(0.31)	$9.42	6.39%	0.38%	0.38%	2.57%	2.57%	35%	$29
2022	$10.62	0.35	(1.49)	(1.14)	(0.30)	—	(0.30)	$9.18	(11.08)%	0.38%	0.38%	1.74%	1.74%	20%	$27
2021(3)	$10.00	0.03(4)	0.59	0.62	—	—	—	$10.62	6.20%	0.38%	0.38%	0.74%	0.74%	2%	$31
A Class
2025(2)	$10.27	0.19	0.26	0.45	(0.25)	—	(0.25)	$10.47	4.39%	0.83%	0.83%	3.46%	3.46%	9%	$350
2024	$9.40	0.14	0.91	1.05	(0.18)	—	(0.18)	$10.27	11.31%	0.83%	0.83%	2.34%	2.34%	22%	$131
2023	$9.15	0.20	0.32	0.52	(0.19)	(0.08)	(0.27)	$9.40	6.03%	0.83%	0.83%	2.12%	2.12%	35%	$6
2022	$10.60	0.30	(1.49)	(1.19)	(0.26)	—	(0.26)	$9.15	(11.53)%	0.83%	0.83%	1.29%	1.29%	20%	$5
2021(3)	$10.00	0.01(4)	0.59	0.60	—	—	—	$10.60	6.00%	0.83%	0.83%	0.29%	0.29%	2%	$5
R Class
2025(2)	$10.25	0.20	0.23	0.43	(0.22)	—	(0.22)	$10.46	4.23%	1.08%	1.08%	3.21%	3.21%	9%	$233
2024	$9.38	0.19	0.83	1.02	(0.15)	—	(0.15)	$10.25	11.05%	1.08%	1.08%	2.09%	2.09%	22%	$296
2023	$9.14	0.17	0.32	0.49	(0.17)	(0.08)	(0.25)	$9.38	5.66%	1.08%	1.08%	1.87%	1.87%	35%	$223
2022	$10.59	0.26	(1.47)	(1.21)	(0.24)	—	(0.24)	$9.14	(11.72)%	1.08%	1.08%	1.04%	1.04%	20%	$93
2021(3)	$10.00	—(4)(5)	0.59	0.59	—	—	—	$10.59	5.90%	1.08%	1.08%	0.04%	0.04%	2%	$18
R6 Class
2025(2)	$10.30	0.21	0.26	0.47	(0.31)	—	(0.31)	$10.46	4.61%	0.23%	0.23%	4.06%	4.06%	9%	$40,040
2024	$9.43	0.28	0.83	1.11	(0.24)	—	(0.24)	$10.30	11.95%	0.23%	0.23%	2.94%	2.94%	22%	$38,328
2023	$9.19	0.26	0.31	0.57	(0.25)	(0.08)	(0.33)	$9.43	6.55%	0.23%	0.23%	2.72%	2.72%	35%	$27,474
2022	$10.62	0.33	(1.45)	(1.12)	(0.31)	—	(0.31)	$9.19	(10.88)%	0.23%	0.23%	1.89%	1.89%	20%	$20,684
2021(3)	$10.00	0.04(4)	0.58	0.62	—	—	—	$10.62	6.20%	0.23%	0.23%	0.89%	0.89%	2%	$5

Notes to Financial Highlights
(1)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(2)Six months ended January 31, 2025 (unaudited).
(3)March 10, 2021 (fund inception) through July 31, 2021.
(4)Computed using average shares outstanding throughout the period.
(5)Per-share amount was less than $0.005.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice Blend+ 2040 Portfolio
Investor Class
2025(2)	$10.48	0.19	0.33	0.52	(0.27)	(0.12)	(0.39)	$10.61	5.11%	0.58%	3.67%	13%	$6,338
2024	$9.51	0.21	0.95	1.16	(0.19)	—	(0.19)	$10.48	12.37%	0.58%	2.46%	23%	$5,336
2023	$9.14	0.19	0.45	0.64	(0.19)	(0.08)	(0.27)	$9.51	7.33%	0.58%	2.16%	21%	$2,876
2022	$10.65	0.31	(1.52)	(1.21)	(0.28)	(0.02)	(0.30)	$9.14	(11.73)%	0.58%	1.29%	13%	$1,467
2021(3)	$10.00	0.01(4)	0.64	0.65	—	—	—	$10.65	6.50%	0.58%	0.37%	2%	$790
I Class
2025(2)	$10.49	0.21	0.33	0.54	(0.30)	(0.12)	(0.42)	$10.61	5.22%	0.38%	3.87%	13%	$9
2024	$9.52	0.21	0.97	1.18	(0.21)	—	(0.21)	$10.49	12.58%	0.38%	2.66%	23%	$8
2023	$9.15	0.22	0.43	0.65	(0.20)	(0.08)	(0.28)	$9.52	7.54%	0.38%	2.36%	21%	$5
2022	$10.66	0.36	(1.55)	(1.19)	(0.30)	(0.02)	(0.32)	$9.15	(11.58)%	0.38%	1.49%	13%	$5
2021(3)	$10.00	0.02(4)	0.64	0.66	—	—	—	$10.66	6.60%	0.38%	0.57%	2%	$5
A Class
2025(2)	$10.46	0.18	0.33	0.51	(0.25)	(0.12)	(0.37)	$10.60	4.95%	0.83%	3.42%	13%	$146
2024	$9.49	0.14	0.99	1.13	(0.16)	—	(0.16)	$10.46	12.12%	0.83%	2.21%	23%	$124
2023	$9.12	0.18	0.43	0.61	(0.16)	(0.08)	(0.24)	$9.49	7.07%	0.83%	1.91%	21%	$33
2022	$10.64	0.30	(1.54)	(1.24)	(0.26)	(0.02)	(0.28)	$9.12	(12.02)%	0.83%	1.04%	13%	$30
2021(3)	$10.00	0.01(4)	0.63	0.64	—	—	—	$10.64	6.40%	0.83%	0.12%	2%	$5
R Class
2025(2)	$10.45	0.16	0.33	0.49	(0.22)	(0.12)	(0.34)	$10.60	4.79%	1.08%	3.17%	13%	$582
2024	$9.48	0.16	0.95	1.11	(0.14)	—	(0.14)	$10.45	11.85%	1.08%	1.96%	23%	$441
2023	$9.11	0.14	0.45	0.59	(0.14)	(0.08)	(0.22)	$9.48	6.80%	1.08%	1.66%	21%	$251
2022	$10.63	0.27	(1.53)	(1.26)	(0.24)	(0.02)	(0.26)	$9.11	(12.22)%	1.08%	0.79%	13%	$111
2021(3)	$10.00	—(4)(5)	0.63	0.63	—	—	—	$10.63	6.30%	1.08%	(0.13)%	2%	$33
R6 Class
2025(2)	$10.50	0.23	0.31	0.54	(0.31)	(0.12)	(0.43)	$10.61	5.28%	0.23%	4.02%	13%	$36,588
2024	$9.53	0.26	0.93	1.19	(0.22)	—	(0.22)	$10.50	12.74%	0.23%	2.81%	23%	$36,507
2023	$9.16	0.23	0.44	0.67	(0.22)	(0.08)	(0.30)	$9.53	7.70%	0.23%	2.51%	21%	$27,154
2022	$10.66	0.33	(1.50)	(1.17)	(0.31)	(0.02)	(0.33)	$9.16	(11.37)%	0.23%	1.64%	13%	$19,654
2021(3)	$10.00	0.03(4)	0.63	0.66	—	—	—	$10.66	6.60%	0.23%	0.72%	2%	$5

Notes to Financial Highlights
(1)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(2)Six months ended January 31, 2025 (unaudited).
(3)March 10, 2021 (fund inception) through July 31, 2021.
(4)Computed using average shares outstanding throughout the period.
(5)Per-share amount was less than $0.005.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice Blend+ 2045 Portfolio
Investor Class
2025(2)	$10.65	0.20	0.41	0.61	(0.26)	(0.19)	(0.45)	$10.81	5.84%	0.58%	3.63%	13%	$5,629
2024	$9.62	0.21	1.02	1.23	(0.18)	(0.02)	(0.20)	$10.65	13.03%	0.58%	2.22%	43%	$4,705
2023	$9.15	0.17	0.57	0.74	(0.18)	(0.09)	(0.27)	$9.62	8.47%	0.58%	1.89%	24%	$2,792
2022	$10.68	0.32	(1.56)	(1.24)	(0.29)	—	(0.29)	$9.15	(11.94)%	0.58%	1.08%	12%	$1,719
2021(3)	$10.00	0.01(4)	0.67	0.68	—	—	—	$10.68	6.80%	0.58%	0.24%	10%	$431
I Class
2025(2)	$10.66	0.22	0.39	0.61	(0.28)	(0.19)	(0.47)	$10.80	5.85%	0.38%	3.83%	13%	$18
2024	$9.63	0.24	1.01	1.25	(0.20)	(0.02)	(0.22)	$10.66	13.25%	0.38%	2.42%	43%	$17
2023	$9.16	0.20	0.55	0.75	(0.19)	(0.09)	(0.28)	$9.63	8.69%	0.38%	2.09%	24%	$15
2022	$10.69	0.34	(1.56)	(1.22)	(0.31)	—	(0.31)	$9.16	(11.79)%	0.38%	1.28%	12%	$14
2021(3)	$10.00	0.02(4)	0.67	0.69	—	—	—	$10.69	6.90%	0.38%	0.44%	10%	$5
A Class
2025(2)	$10.63	0.18	0.41	0.59	(0.23)	(0.19)	(0.42)	$10.80	5.67%	0.83%	3.38%	13%	$539
2024	$9.60	0.14	1.07	1.21	(0.16)	(0.02)	(0.18)	$10.63	12.78%	0.83%	1.97%	43%	$38
2023	$9.14	0.17	0.54	0.71	(0.16)	(0.09)	(0.25)	$9.60	8.10%	0.83%	1.64%	24%	$5
2022	$10.67	0.31	(1.57)	(1.26)	(0.27)	—	(0.27)	$9.14	(12.14)%	0.83%	0.83%	12%	$5
2021(3)	$10.00	—(4)(5)	0.67	0.67	—	—	—	$10.67	6.70%	0.83%	(0.01)%	10%	$5
R Class
2025(2)	$10.62	0.16	0.41	0.57	(0.20)	(0.19)	(0.39)	$10.80	5.51%	1.08%	3.13%	13%	$432
2024	$9.59	0.16	1.02	1.18	(0.13)	(0.02)	(0.15)	$10.62	12.51%	1.08%	1.72%	43%	$489
2023	$9.13	0.13	0.55	0.68	(0.13)	(0.09)	(0.22)	$9.59	7.83%	1.08%	1.39%	24%	$269
2022	$10.66	0.26	(1.54)	(1.28)	(0.25)	—	(0.25)	$9.13	(12.33)%	1.08%	0.58%	12%	$60
2021(3)	$10.00	(0.01)(4)	0.67	0.66	—	—	—	$10.66	6.60%	1.08%	(0.26)%	10%	$15
R6 Class
2025(2)	$10.67	0.23	0.39	0.62	(0.29)	(0.19)	(0.48)	$10.81	6.01%	0.23%	3.98%	13%	$44,371
2024	$9.63	0.25	1.03	1.28	(0.22)	(0.02)	(0.24)	$10.67	13.52%	0.23%	2.57%	43%	$44,042
2023	$9.17	0.22	0.54	0.76	(0.21)	(0.09)	(0.30)	$9.63	8.74%	0.23%	2.24%	24%	$30,626
2022	$10.70	0.34	(1.54)	(1.20)	(0.33)	—	(0.33)	$9.17	(11.67)%	0.23%	1.43%	12%	$22,372
2021(3)	$10.00	0.03(4)	0.67	0.70	—	—	—	$10.70	7.00%	0.23%	0.59%	10%	$5

Notes to Financial Highlights
(1)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(2)Six months ended January 31, 2025 (unaudited).
(3)March 10, 2021 (fund inception) through July 31, 2021.
(4)Computed using average shares outstanding throughout the period.
(5)Per-share amount was less than $0.005.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice Blend+ 2050 Portfolio
Investor Class
2025(2)	$10.80	0.19	0.46	0.65	(0.24)	(0.10)	(0.34)	$11.11	6.13%	0.58%	3.59%	9%	$3,752
2024	$9.69	0.19	1.13	1.32	(0.17)	(0.04)	(0.21)	$10.80	13.86%	0.58%	2.05%	18%	$3,265
2023	$9.14	0.16	0.64	0.80	(0.16)	(0.09)	(0.25)	$9.69	9.20%	0.58%	1.73%	20%	$1,859
2022	$10.70	0.35	(1.59)	(1.24)	(0.32)	—	(0.32)	$9.14	(12.05)%	0.58%	1.15%	10%	$1,482
2021(3)	$10.00	0.01(4)	0.69	0.70	—	—	—	$10.70	7.10%	0.58%	0.14%	12%	$822
I Class
2025(2)	$10.81	0.04	0.62	0.66	(0.26)	(0.10)	(0.36)	$11.11	6.24%	0.38%	3.79%	9%	$23
2024	$9.70	0.36	0.98	1.34	(0.19)	(0.04)	(0.23)	$10.81	14.07%	0.38%	2.25%	18%	$6
2023	$9.15	0.18	0.64	0.82	(0.18)	(0.09)	(0.27)	$9.70	9.42%	0.38%	1.93%	20%	$5
2022	$10.72	0.37	(1.60)	(1.23)	(0.34)	—	(0.34)	$9.15	(11.89)%	0.38%	1.35%	10%	$5
2021(3)	$10.00	0.02(4)	0.70	0.72	—	—	—	$10.72	7.20%	0.38%	0.34%	12%	$5
A Class
2025(2)	$10.78	0.16	0.48	0.64	(0.21)	(0.10)	(0.31)	$11.11	6.06%	0.83%	3.34%	9%	$219
2024	$9.68	0.15	1.13	1.28	(0.14)	(0.04)	(0.18)	$10.78	13.48%	0.83%	1.80%	18%	$84
2023	$9.13	0.14	0.64	0.78	(0.14)	(0.09)	(0.23)	$9.68	8.93%	0.83%	1.48%	20%	$5
2022	$10.70	0.33	(1.60)	(1.27)	(0.30)	—	(0.30)	$9.13	(12.24)%	0.83%	0.90%	10%	$5
2021(3)	$10.00	—(4)(5)	0.70	0.70	—	—	—	$10.70	7.00%	0.83%	(0.11)%	12%	$5
R Class
2025(2)	$10.76	0.17	0.46	0.63	(0.18)	(0.10)	(0.28)	$11.11	5.99%	1.08%	3.09%	9%	$450
2024	$9.66	0.13	1.13	1.26	(0.12)	(0.04)	(0.16)	$10.76	13.23%	1.08%	1.55%	18%	$438
2023	$9.11	0.11	0.65	0.76	(0.12)	(0.09)	(0.21)	$9.66	8.67%	1.08%	1.23%	20%	$231
2022	$10.68	0.29	(1.58)	(1.29)	(0.28)	—	(0.28)	$9.11	(12.45)%	1.08%	0.65%	10%	$195
2021(3)	$10.00	(0.01)(4)	0.69	0.68	—	—	—	$10.68	6.80%	1.08%	(0.36)%	12%	$105
R6 Class
2025(2)	$10.81	0.22	0.46	0.68	(0.28)	(0.10)	(0.38)	$11.11	6.40%	0.23%	3.94%	9%	$41,091
2024	$9.71	0.22	1.12	1.34	(0.20)	(0.04)	(0.24)	$10.81	14.12%	0.23%	2.40%	18%	$38,205
2023	$9.16	0.19	0.64	0.83	(0.19)	(0.09)	(0.28)	$9.71	9.58%	0.23%	2.08%	20%	$23,167
2022	$10.72	0.37	(1.57)	(1.20)	(0.36)	—	(0.36)	$9.16	(11.69)%	0.23%	1.50%	10%	$15,032
2021(3)	$10.00	0.03(4)	0.69	0.72	—	—	—	$10.72	7.20%	0.23%	0.49%	12%	$5

Notes to Financial Highlights
(1)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(2)Six months ended January 31, 2025 (unaudited).
(3)March 10, 2021 (fund inception) through July 31, 2021.
(4)Computed using average shares outstanding throughout the period.
(5)Per-share amount was less than $0.005.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice Blend+ 2055 Portfolio
Investor Class
2025(2)	$10.90	0.20	0.50	0.70	(0.23)	(0.10)	(0.33)	$11.27	6.54%	0.58%	3.54%	18%	$2,736
2024	$9.71	0.18	1.17	1.35	(0.16)	—	(0.16)	$10.90	14.13%	0.58%	1.90%	18%	$2,282
2023	$9.14	0.14	0.70	0.84	(0.16)	(0.11)	(0.27)	$9.71	9.69%	0.58%	1.60%	34%	$1,296
2022	$10.73	0.36	(1.62)	(1.26)	(0.33)	—	(0.33)	$9.14	(12.17)%	0.58%	1.09%	20%	$696
2021(3)	$10.00	—(4)(5)	0.73	0.73	—	—	—	$10.73	7.30%	0.58%	0.12%	10%	$413
I Class
2025(2)	$10.91	0.21	0.51	0.72	(0.26)	(0.10)	(0.36)	$11.27	6.65%	0.38%	3.74%	18%	$6
2024	$9.72	0.21	1.16	1.37	(0.18)	—	(0.18)	$10.91	14.35%	0.38%	2.10%	18%	$6
2023	$9.15	0.17	0.69	0.86	(0.18)	(0.11)	(0.29)	$9.72	9.90%	0.38%	1.80%	34%	$5
2022	$10.73	0.38	(1.61)	(1.23)	(0.35)	—	(0.35)	$9.15	(11.93)%	0.38%	1.29%	20%	$5
2021(3)	$10.00	0.02(4)	0.71	0.73	—	—	—	$10.73	7.30%	0.38%	0.32%	10%	$5
A Class
2025(2)	$10.89	0.17	0.51	0.68	(0.21)	(0.10)	(0.31)	$11.26	6.27%	0.83%	3.29%	18%	$76
2024	$9.70	0.16	1.17	1.33	(0.14)	—	(0.14)	$10.89	13.86%	0.83%	1.65%	18%	$30
2023	$9.12	0.13	0.70	0.83	(0.14)	(0.11)	(0.25)	$9.70	9.54%	0.83%	1.35%	34%	$5
2022	$10.71	0.33	(1.61)	(1.28)	(0.31)	—	(0.31)	$9.12	(12.38)%	0.83%	0.84%	20%	$5
2021(3)	$10.00	—(4)(5)	0.71	0.71	—	—	—	$10.71	7.10%	0.83%	(0.13)%	10%	$5
R Class
2025(2)	$10.87	0.17	0.50	0.67	(0.18)	(0.10)	(0.28)	$11.26	6.21%	1.08%	3.04%	18%	$467
2024	$9.68	0.13	1.17	1.30	(0.11)	—	(0.11)	$10.87	13.61%	1.08%	1.40%	18%	$372
2023	$9.11	0.11	0.69	0.80	(0.12)	(0.11)	(0.23)	$9.68	9.16%	1.08%	1.10%	34%	$212
2022	$10.70	0.31	(1.61)	(1.30)	(0.29)	—	(0.29)	$9.11	(12.57)%	1.08%	0.59%	20%	$185
2021(3)	$10.00	(0.01)(4)	0.71	0.70	—	—	—	$10.70	7.00%	1.08%	(0.38)%	10%	$19
R6 Class
2025(2)	$10.93	0.22	0.50	0.72	(0.27)	(0.10)	(0.37)	$11.28	6.71%	0.23%	3.89%	18%	$25,141
2024	$9.74	0.22	1.17	1.39	(0.20)	—	(0.20)	$10.93	14.49%	0.23%	2.25%	18%	$24,200
2023	$9.16	0.18	0.70	0.88	(0.19)	(0.11)	(0.30)	$9.74	10.17%	0.23%	1.95%	34%	$12,875
2022	$10.74	0.38	(1.60)	(1.22)	(0.36)	—	(0.36)	$9.16	(11.81)%	0.23%	1.44%	20%	$9,578
2021(3)	$10.00	0.02(4)	0.72	0.74	—	—	—	$10.74	7.40%	0.23%	0.47%	10%	$5

Notes to Financial Highlights
(1)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(2)Six months ended January 31, 2025 (unaudited).
(3)March 10, 2021 (fund inception) through July 31, 2021.
(4)Computed using average shares outstanding throughout the period.
(5)Per-share amount was less than $0.005.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice Blend+ 2060 Portfolio
Investor Class
2025(2)	$11.01	0.20	0.53	0.73	(0.22)	(0.11)	(0.33)	$11.41	6.73%	0.58%	3.61%	8%	$4,353
2024	$9.82	0.17	1.22	1.39	(0.16)	(0.04)	(0.20)	$11.01	14.45%	0.58%	1.81%	22%	$3,078
2023	$9.15	0.14	0.75	0.89	(0.14)	(0.08)	(0.22)	$9.82	10.08%	0.59%	1.51%	23%	$1,535
2022	$10.73	0.33	(1.59)	(1.26)	(0.31)	(0.01)	(0.32)	$9.15	(12.16)%	0.58%	1.17%	19%	$687
2021(3)	$10.00	0.01(4)	0.72	0.73	—	—	—	$10.73	7.30%	0.58%	0.19%	13%	$304
I Class
2025(2)	$11.01	0.22	0.52	0.74	(0.24)	(0.11)	(0.35)	$11.40	6.85%	0.38%	3.81%	8%	$49
2024	$9.82	0.20	1.21	1.41	(0.18)	(0.04)	(0.22)	$11.01	14.67%	0.38%	2.01%	22%	$14
2023	$9.16	0.17	0.73	0.90	(0.16)	(0.08)	(0.24)	$9.82	10.18%	0.39%	1.71%	23%	$12
2022	$10.73	0.27	(1.50)	(1.23)	(0.33)	(0.01)	(0.34)	$9.16	(11.92)%	0.38%	1.37%	19%	$11
2021(3)	$10.00	0.01(4)	0.72	0.73	—	—	—	$10.73	7.30%	0.38%	0.39%	13%	$5
A Class
2025(2)	$10.99	0.17	0.54	0.71	(0.19)	(0.11)	(0.30)	$11.40	6.57%	0.83%	3.36%	8%	$36
2024	$9.79	0.15	1.23	1.38	(0.14)	(0.04)	(0.18)	$10.99	14.30%	0.83%	1.56%	22%	$20
2023	$9.13	0.12	0.74	0.86	(0.12)	(0.08)	(0.20)	$9.79	9.71%	0.84%	1.26%	23%	$6
2022	$10.71	0.33	(1.61)	(1.28)	(0.29)	(0.01)	(0.30)	$9.13	(12.37)%	0.83%	0.92%	19%	$5
2021(3)	$10.00	—(4)(5)	0.71	0.71	—	—	—	$10.71	7.10%	0.83%	(0.06)%	13%	$5
R Class
2025(2)	$10.97	0.17	0.52	0.69	(0.16)	(0.11)	(0.27)	$11.39	6.40%	1.08%	3.11%	8%	$306
2024	$9.78	0.05	1.30	1.35	(0.12)	(0.04)	(0.16)	$10.97	13.93%	1.08%	1.31%	22%	$261
2023	$9.12	0.20	0.64	0.84	(0.10)	(0.08)	(0.18)	$9.78	9.43%	1.09%	1.01%	23%	$87
2022	$10.70	0.27	(1.57)	(1.30)	(0.27)	(0.01)	(0.28)	$9.12	(12.56)%	1.08%	0.67%	19%	$98
2021(3)	$10.00	(0.01)(4)	0.71	0.70	—	—	—	$10.70	7.00%	1.08%	(0.31)%	13%	$21
R6 Class
2025(2)	$11.02	0.23	0.52	0.75	(0.26)	(0.11)	(0.37)	$11.40	6.91%	0.23%	3.96%	8%	$16,149
2024	$9.83	0.22	1.21	1.43	(0.20)	(0.04)	(0.24)	$11.02	14.83%	0.23%	2.16%	22%	$14,476
2023	$9.16	0.16	0.76	0.92	(0.17)	(0.08)	(0.25)	$9.83	10.46%	0.24%	1.86%	23%	$8,366
2022	$10.74	0.36	(1.58)	(1.22)	(0.35)	(0.01)	(0.36)	$9.16	(11.90)%	0.23%	1.52%	19%	$3,871
2021(3)	$10.00	0.02(4)	0.72	0.74	—	—	—	$10.74	7.40%	0.23%	0.54%	13%	$5

Notes to Financial Highlights
(1)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(2)Six months ended January 31, 2025 (unaudited).
(3)March 10, 2021 (fund inception) through July 31, 2021.
(4)Computed using average shares outstanding throughout the period.
(5)Per-share amount was less than $0.005.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice Blend+ 2065 Portfolio
Investor Class
2025(2)	$10.94	0.20	0.52	0.72	(0.22)	—	(0.22)	$11.44	6.61%	0.58%	3.63%	10%	$4,368
2024	$9.71	0.17	1.22	1.39	(0.16)	—	(0.16)	$10.94	14.56%	0.58%	1.75%	17%	$3,479
2023	$9.19	0.14	0.73	0.87	(0.17)	(0.18)	(0.35)	$9.71	10.06%	0.59%	1.26%	64%	$2,032
2022	$10.79	0.36	(1.63)	(1.27)	(0.33)	—	(0.33)	$9.19	(12.20)%	0.58%	2.57%	45%	$1,145
2021(3)	$10.00	—(4)(5)	0.79	0.79	—	—	—	$10.79	7.90%	0.58%	0.13%	19%	$541
I Class
2025(2)	$10.94	0.19	0.55	0.74	(0.24)	—	(0.24)	$11.44	6.83%	0.38%	3.83%	10%	$13
2024	$9.71	0.20	1.21	1.41	(0.18)	—	(0.18)	$10.94	14.79%	0.38%	1.95%	17%	$6
2023	$9.20	0.17	0.71	0.88	(0.19)	(0.18)	(0.37)	$9.71	10.17%	0.39%	1.46%	64%	$5
2022	$10.80	0.38	(1.63)	(1.25)	(0.35)	—	(0.35)	$9.20	(12.05)%	0.38%	2.77%	45%	$5
2021(3)	$10.00	0.02(4)	0.78	0.80	—	—	—	$10.80	8.00%	0.38%	0.33%	19%	$5
A Class
2025(2)	$10.91	0.18	0.53	0.71	(0.19)	—	(0.19)	$11.43	6.55%	0.83%	3.38%	10%	$221
2024	$9.69	0.16	1.20	1.36	(0.14)	—	(0.14)	$10.91	14.20%	0.83%	1.50%	17%	$140
2023	$9.17	0.13	0.72	0.85	(0.15)	(0.18)	(0.33)	$9.69	9.80%	0.84%	1.01%	64%	$5
2022	$10.78	0.33	(1.63)	(1.30)	(0.31)	—	(0.31)	$9.17	(12.49)%	0.83%	2.32%	45%	$5
2021(3)	$10.00	—(4)(5)	0.78	0.78	—	—	—	$10.78	7.80%	0.83%	(0.12)%	19%	$5
R Class
2025(2)	$10.90	0.17	0.52	0.69	(0.16)	—	(0.16)	$11.43	6.38%	1.08%	3.13%	10%	$915
2024	$9.68	0.14	1.19	1.33	(0.11)	—	(0.11)	$10.90	13.93%	1.08%	1.25%	17%	$734
2023	$9.16	0.11	0.71	0.82	(0.12)	(0.18)	(0.30)	$9.68	9.53%	1.09%	0.76%	64%	$297
2022	$10.77	0.26	(1.59)	(1.33)	(0.28)	—	(0.28)	$9.16	(12.68)%	1.08%	2.07%	45%	$206
2021(3)	$10.00	(0.01)(4)	0.78	0.77	—	—	—	$10.77	7.70%	1.08%	(0.37)%	19%	$49
R6 Class
2025(2)	$10.95	0.22	0.53	0.75	(0.26)	—	(0.26)	$11.44	6.89%	0.23%	3.98%	10%	$5,407
2024	$9.72	0.19	1.24	1.43	(0.20)	—	(0.20)	$10.95	14.94%	0.23%	2.10%	17%	$4,263
2023	$9.21	0.21	0.68	0.89	(0.20)	(0.18)	(0.38)	$9.72	10.33%	0.24%	1.61%	64%	$1,345
2022	$10.80	0.37	(1.60)	(1.23)	(0.36)	—	(0.36)	$9.21	(11.84)%	0.23%	2.92%	45%	$921
2021(3)	$10.00	0.02(4)	0.78	0.80	—	—	—	$10.80	8.00%	0.23%	0.48%	19%	$5

Notes to Financial Highlights
(1)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(2)Six months ended January 31, 2025 (unaudited).
(3)March 10, 2021 (fund inception) through July 31, 2021.
(4)Computed using average shares outstanding throughout the period.
(5)Per-share amount was less than $0.005.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on September 26, 2024, the Funds’ Board of Directors (the “Board”) unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for each of the Funds. Under the Investment Company Act of 1940 (the “Investment Company Act”), contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s Directors, including a majority of the independent Directors, annually following an initial two-year period.

Prior to its consideration of the renewal of the Funds’ management agreement, the Directors requested and reviewed data and information compiled by the Advisor and certain independent consultants and data providers concerning the Funds. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continual basis and the information received was supplemental to the information that the Board and its committees receive and consider over time, including in connection with the review of other funds in the complex.

In connection with its consideration of the renewal of the Funds’ management agreement, the Board’s review and evaluation of the services provided by the Advisor and its affiliates included, but was not limited to the following:

•the nature, extent, and quality of investment management, shareholder services, distribution services, and other services provided and to be provided to each Fund;
•the wide range of programs and services the Advisor and other service providers provide to each Fund and its shareholders on a routine and non-routine basis;
•the Fund’s investment performance compared to appropriate benchmarks and/or peer groups of other mutual funds with similar investment objectives and strategies;
•the cost of owning each Fund compared to the cost of owning similarly managed funds;
•the Advisor’s compliance policies, procedures, and regulatory experience and those of certain other service providers;
•the Advisor’s strategic plans, generally, and with respect to the Advisor’s response to investment management industry challenges;
•the Advisor’s business continuity plans, vendor management practices, and information security practices;
•the cost of services provided to each Fund, the profitability of the Funds to the Advisor, and the Advisor’s financial results of operation;
•possible economies of scale associated with the Advisor’s management of the Funds;
•any collateral benefits derived by the Advisor from the management of the Funds;
•fees and expenses associated with any investment by the Funds in other funds;
•payments to financial intermediaries by Funds and the Advisor and services provided by intermediaries in connection therewith; and
•services provided and charges to the Advisor’s other investment management clients.

The Board held a meeting to consider the renewal. The independent Directors also met on three occasions in private session to review and discuss the information provided in response to their request. The independent Directors held active discussions with the Advisor regarding the renewal of the management agreement , requesting supplemental information from the Advisor and an independent data provider, and reviewing information provided by the Advisor in response thereto. The independent Directors had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent consultants and data providers, and the independent Directors’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for each Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including without limitation the following:

Nature, Extent and Quality of Services – Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of each Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services which include, without limitation, the following:

•constructing and designing each Fund
•portfolio research and security selection
•initial capitalization/funding
•securities trading
•Fund administration
•custody of Fund assets
•daily valuation of each Fund’s portfolio
77

•liquidity monitoring and management
•risk management, including information security
•shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications
•legal services (except the independent Directors’ counsel)
•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by each Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Funds is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage each Fund in accordance with its investment objectives and principal investment strategies. Further, the Directors recognize that the Advisor has an obligation to monitor trading activities, and in particular to seek the best execution of fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Fund Performance Review Committee, provides oversight of the investment performance process. It regularly reviews investment performance information for each Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly managed funds, over different time horizons. The Directors also review investment performance information from both the Advisor and an independent third party during the management agreement renewal process. If performance concerns are identified, the Board discusses with the Advisor the reasons for such results and any actions being taken to improve performance and may conduct special reviews until performance improves. The performance for One Choice Blend+ 2020 Portfolio and One Choice Blend+ 2025 Portfolio was above each Fund’s respective benchmark for the one-year period and below their benchmark for the three-year period reviewed by the Board. In relation to industry peers, the One Choice Blend+ 2020 Portfolio and One Choice Blend+ 2025 Portfolio were each below the median of their peer performance universe as identified by a third-party service provider for the one- and three-year periods. The performance for One Choice Blend+ 2015, 2030, 2035, 2040, 2045, 2050, 2055, 2060, and 2065 Portfolios was below each Fund’s respective benchmark for the one- and three-year periods reviewed by the Board. In relation to industry peers, the One Choice Blend+ 2015, 2030, 2035, 2040, 2045, 2050, 2055, 2060, and 2065 Portfolios were below the median of their peer performance universe as identified by a third-party service provider for the one- and three-year periods.

The Board discussed the Funds’ performance with the Advisor. The Independent Directors requested, and the Advisor provided additional information relevant to the Independent Directors’ review. This information was supplemented by information requested by the Independent Directors from a third-party provider of industry data. In addition, Advisor personnel met with the Independent Directors and provided additional information and insight that addressed the Independent Directors’ follow-up questions and provided important detail and perspective on fund performance, and the marketing strategy for the funds with both institutional and retail customers. The discussions included, among other things, the impact of the Funds’ investment strategy and glide path on performance relative to their peers, and, as a result, makes comparisons challenging. The Independent Directors found that the Funds’ performance has been consistent over time with their investment policies and construction given market conditions, noting that fund shareholders have generally selected these products based on their specific investment approach and understand the unique characteristics of the Funds’ glide path and approach to helping investors meet their investment objectives. The Board found the investment management services provided by the Advisor to each Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Funds with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through its various committees, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including information security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to each Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Funds, its profitability in managing each Fund (pre- and post-distribution), and its financial results of operation. The Directors have reviewed with the Advisor the methodology used to prepare this financial information and arranged for an independent consultant to confirm the reasonableness of the allocation methodology used. This information was considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the terms of the current management agreement. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Funds.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

78

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of each Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is sharing economies of scale, to the extent they exist, through its fee structure and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders enhanced and expanded content and services.

Comparison to Other Funds’ Fees. Under the management agreement, the Advisor is paid a single, all-inclusive (or unified) management fee by each Fund. Separately, the Advisor has agreed to waive all management fees associated with the Funds’ investments in the underlying American Century Investments funds in which each Fund invests. Under the unified fee structure, the Advisor provides all services necessary for the management and operation of the Fund, other than brokerage and other transaction fees and expenses relating to acquisition and disposition of portfolio securities, acquired fund fees and expenses, taxes, interest, extraordinary expenses, fund litigation expenses, fees and expenses of the Fund’s independent Directors (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Investment Company Act Rule 12b-1. The Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing the Fund’s unified fee to the total expense ratios of its peer expense universe and a narrower set of its expense group peers. In those instances where the fee level exceeds that of industry peers, the Board discussed with the Advisor the factors that impacted the level of the Fund’s fee in relation to its peers. The unified fee charged to each Fund under the agreement was below the median of the total expense ratios of the fund’s peer expense universe. The Board concluded that the management fee paid by each Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Directors also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Funds. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of each Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Funds were reasonable by comparison.

Payments to Intermediaries. The Directors also requested and received a description of payments made to intermediaries by each Fund and the Advisor and services provided in response thereto. These payments include various payments made by each Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for each Fund. The Board reviewed such information and received representations from the Advisor that all such payments by the Funds were made pursuant to each Fund’s Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the possible existence of collateral benefits the Advisor may receive as a result of its relationship with the Funds. They concluded that the Advisor’s primary business is managing funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. To the extent there are potential collateral benefits, the Board has been advised and has taken this into consideration in its review of the management contract with the Funds. The Board noted that additional assets from other clients may offer the Advisor some benefit from increased leverage with prospective clients, service providers, and counterparties. Additionally, the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions, which the Board concluded is likely to benefit other clients of the Advisor, as well as Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Funds, at least in part, due to its existing infrastructure built to serve the fund complex.

Existing Relationship. The Board also considered whether there was any reason to not continue the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Funds’ operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Funds on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to each Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent Directors, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and received over time, determined that the terms of the management agreement with the Funds are fair and reasonable and that the management fee charged to each Fund is reasonable in light of the services provided and that the management agreement between the Funds and the Advisor should be renewed for an additional one-year period.

79

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2025 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-97415 2503

Semiannual Financial Statements and Other Information

January 31, 2025

One Choice® Portfolio: Very Conservative
Investor Class (AONIX)
R Class (AORHX)

One Choice® Portfolio: Conservative
Investor Class (AOCIX)
R Class (AORSX)

One Choice® Portfolio: Moderate
Investor Class (AOMIX)
R Class (AORMX)

One Choice® Portfolio: Aggressive
Investor Class (AOGIX)
R Class (AORYX)

One Choice® Portfolio: Very Aggressive
Investor Class (AOVIX)
R Class (AORVX)

Schedules of Investments

JANUARY 31, 2025 (UNAUDITED)

One Choice Portfolio: Very Conservative

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Fixed Income Funds — 58.7%
Diversified Bond Fund Investor Class	8,697,877	$78,802,761
High Income Fund Investor Class	448,634	3,912,085
Inflation-Adjusted Bond Fund Investor Class	3,984,558	41,758,172
Short Duration Fund Investor Class	5,015,636	49,153,229
Short Duration Inflation Protection Bond Fund Investor Class	4,761,929	49,000,252
		222,626,499
Domestic Equity Funds — 25.0%
Focused Large Cap Value Fund Investor Class	2,252,951	23,701,048
Growth Fund Investor Class	191,440	11,304,541
Heritage Fund Investor Class	339,519	8,620,377
Large Cap Equity Fund Investor Class	416,742	22,554,076
Mid Cap Value Fund Investor Class	773,047	12,422,863
Real Estate Fund Investor Class	285,440	7,558,439
Select Fund Investor Class	23,416	2,914,137
Small Cap Dividend Fund Investor Class	263,671	2,908,295
Small Cap Growth Fund Investor Class	126,296	2,882,084
		94,865,860
International Fixed Income Funds — 16.3%
Emerging Markets Debt Fund Investor Class	878,141	7,736,420
Global Bond Fund Investor Class	6,212,774	53,989,004
		61,725,424
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $357,239,270)		379,217,783
OTHER ASSETS AND LIABILITIES		—
TOTAL NET ASSETS — 100.0%		$379,217,783

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.
2

JANUARY 31, 2025 (UNAUDITED)

One Choice Portfolio: Conservative

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Fixed Income Funds — 39.8%
Diversified Bond Fund Investor Class	23,237,595	$210,532,613
High Income Fund Investor Class	1,295,717	11,298,650
Inflation-Adjusted Bond Fund Investor Class	8,931,561	93,602,758
Short Duration Fund Investor Class	6,711,474	65,772,448
Short Duration Inflation Protection Bond Fund Investor Class	5,346,334	55,013,775
		436,220,244
Domestic Equity Funds — 33.1%
Focused Large Cap Value Fund Investor Class	7,687,432	80,871,786
Growth Fund Investor Class	965,214	56,995,862
Heritage Fund Investor Class	1,633,245	41,468,080
Large Cap Equity Fund Investor Class	1,825,528	98,797,556
Mid Cap Value Fund Investor Class	3,082,429	49,534,633
Select Fund Investor Class	112,706	14,026,314
Small Cap Dividend Fund Investor Class	965,905	10,653,936
Small Cap Growth Fund Investor Class	486,603	11,104,273
		363,452,440
International Fixed Income Funds — 15.3%
Emerging Markets Debt Fund Investor Class	2,549,591	22,461,895
Global Bond Fund Investor Class	16,682,160	144,967,970
		167,429,865
International Equity Funds — 11.8%
Global Real Estate Fund Investor Class	1,639,778	21,431,896
International Growth Fund Investor Class	3,801,581	48,888,326
International Small-Mid Cap Fund Investor Class	1,123,560	10,808,645
International Value Fund Investor Class	5,619,901	48,836,940
		129,965,807
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $982,771,566)		1,097,068,356
OTHER ASSETS AND LIABILITIES		—
TOTAL NET ASSETS — 100.0%		$1,097,068,356

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.
3

JANUARY 31, 2025 (UNAUDITED)

One Choice Portfolio: Moderate

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 43.8%
Focused Dynamic Growth Fund Investor Class(2)	445,020	$31,770,003
Focused Large Cap Value Fund Investor Class	14,615,436	153,754,383
Growth Fund Investor Class	1,792,959	105,874,225
Heritage Fund Investor Class	3,886,056	98,666,965
Large Cap Equity Fund Investor Class	4,108,650	222,360,159
Mid Cap Value Fund Investor Class	6,111,445	98,210,925
Select Fund Investor Class	110,701	13,776,749
Small Cap Growth Fund Investor Class	1,185,247	27,047,334
Small Cap Value Fund Investor Class	2,417,309	25,937,728
		777,398,471
Domestic Fixed Income Funds — 27.3%
Core Plus Fund Investor Class	29,976,428	272,785,495
High Income Fund Investor Class	2,103,109	18,339,110
Inflation-Adjusted Bond Fund Investor Class	10,114,206	105,996,880
Short Duration Fund Investor Class	7,173,497	70,300,274
Short Duration Inflation Protection Bond Fund Investor Class	1,769,803	18,211,273
		485,633,032
International Equity Funds — 20.4%
Emerging Markets Fund Investor Class	6,367,397	71,187,503
Global Real Estate Fund Investor Class	3,325,504	43,464,338
International Growth Fund Investor Class	8,230,489	105,844,093
International Small-Mid Cap Fund Investor Class	3,645,525	35,069,951
International Value Fund Investor Class	8,092,330	70,322,351
Non-U.S. Intrinsic Value Fund Investor Class	4,425,613	37,307,917
		363,196,153
International Fixed Income Funds — 8.5%
Emerging Markets Debt Fund Investor Class	4,101,948	36,138,162
Global Bond Fund Investor Class	13,176,238	114,501,508
		150,639,670
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,480,523,272)		1,776,867,326
OTHER ASSETS AND LIABILITIES		—
TOTAL NET ASSETS — 100.0%		$1,776,867,326

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

See Notes to Financial Statements.
4

JANUARY 31, 2025 (UNAUDITED)

One Choice Portfolio: Aggressive

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 54.3%
Focused Dynamic Growth Fund Investor Class(2)	562,143	$40,131,400
Focused Large Cap Value Fund Investor Class	9,856,602	103,691,449
Growth Fund Investor Class	1,044,169	61,658,173
Heritage Fund Investor Class	2,486,980	63,144,434
Large Cap Equity Fund Investor Class	2,126,877	115,106,577
Mid Cap Value Fund Investor Class	3,869,250	62,178,843
Small Cap Growth Fund Investor Class	784,684	17,906,497
Small Cap Value Fund Investor Class	1,601,701	17,186,257
		481,003,630
International Equity Funds — 24.8%
Emerging Markets Fund Investor Class	4,320,070	48,298,385
Global Real Estate Fund Investor Class	1,981,577	25,899,205
International Growth Fund Investor Class	4,753,088	61,124,712
International Small-Mid Cap Fund Investor Class	2,262,533	21,765,569
International Value Fund Investor Class	3,723,125	32,353,955
Non-U.S. Intrinsic Value Fund Investor Class	3,566,161	30,062,735
		219,504,561
Domestic Fixed Income Funds — 16.4%
Core Plus Fund Investor Class	8,164,683	74,298,619
High Income Fund Investor Class	3,037,789	26,489,524
Inflation-Adjusted Bond Fund Investor Class	2,525,094	26,462,988
Short Duration Fund Investor Class	916,346	8,980,195
Short Duration Inflation Protection Bond Fund Investor Class	873,228	8,985,516
		145,216,842
International Fixed Income Funds — 4.5%
Emerging Markets Debt Fund Investor Class	1,532,824	13,504,176
Global Bond Fund Investor Class	3,038,365	26,403,389
		39,907,565
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $662,389,408)		885,632,598
OTHER ASSETS AND LIABILITIES		—
TOTAL NET ASSETS — 100.0%		$885,632,598

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

See Notes to Financial Statements.
5

JANUARY 31, 2025 (UNAUDITED)

One Choice Portfolio: Very Aggressive

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 63.6%
Focused Dynamic Growth Fund Investor Class(2)	286,675	$20,465,719
Focused Large Cap Value Fund Investor Class	4,007,247	42,156,237
Growth Fund Investor Class	518,186	30,598,875
Heritage Fund Investor Class	1,181,596	30,000,735
Large Cap Equity Fund Investor Class	894,756	48,424,199
Mid Cap Value Fund Investor Class	1,741,422	27,984,655
Small Cap Growth Fund Investor Class	464,474	10,599,299
Small Cap Value Fund Investor Class	965,416	10,358,911
		220,588,630
International Equity Funds — 36.4%
Emerging Markets Fund Investor Class	2,587,003	28,922,693
Global Real Estate Fund Investor Class	1,048,751	13,707,178
International Growth Fund Investor Class	2,687,247	34,557,995
International Small-Mid Cap Fund Investor Class	1,792,764	17,246,392
International Value Fund Investor Class	1,582,735	13,753,969
Non-U.S. Intrinsic Value Fund Investor Class	2,114,003	17,821,044
		126,009,271
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $239,109,417)		346,597,901
OTHER ASSETS AND LIABILITIES		—
TOTAL NET ASSETS — 100.0%		$346,597,901

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

See Notes to Financial Statements.
6

Statements of Assets and Liabilities

JANUARY 31, 2025 (UNAUDITED)
	One Choice Portfolio: Very Conservative	One Choice Portfolio: Conservative	One Choice Portfolio: Moderate
Assets
Investment securities in affiliates, at value (cost of $357,239,270, $982,771,566 and $1,480,523,272, respectively)	$379,217,783	$1,097,068,356	$1,776,867,326
Receivable for investments sold	90,175	87,356	1,333,271
Receivable for capital shares sold	51,219	390,092	316,028
Distributions receivable from underlying funds	528,208	1,148,767	1,544,590
	379,887,385	1,098,694,571	1,780,061,215

Liabilities
Payable for investments purchased	528,208	1,148,767	1,544,590
Payable for capital shares redeemed	140,701	476,631	1,643,032
Distribution and service fees payable	693	817	6,267
	669,602	1,626,215	3,193,889

Net Assets	$379,217,783	$1,097,068,356	$1,776,867,326

Net Assets Consist of:
Capital (par value and paid-in surplus)	$369,955,585	$987,154,337	$1,455,506,258
Distributable earnings (loss)	9,262,198	109,914,019	321,361,068
	$379,217,783	$1,097,068,356	$1,776,867,326

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
One Choice Portfolio: Very Conservative
Investor Class, $0.01 Par Value	$377,570,357	32,478,174	$11.63
R Class, $0.01 Par Value	$1,647,426	141,571	$11.64
One Choice Portfolio: Conservative
Investor Class, $0.01 Par Value	$1,095,127,849	82,037,235	$13.35
R Class, $0.01 Par Value	$1,940,507	145,379	$13.35
One Choice Portfolio: Moderate
Investor Class, $0.01 Par Value	$1,761,859,298	112,662,622	$15.64
R Class, $0.01 Par Value	$15,008,028	959,757	$15.64

See Notes to Financial Statements.
7

JANUARY 31, 2025 (UNAUDITED)
	One Choice Portfolio: Aggressive	One Choice Portfolio: Very Aggressive
Assets
Investment securities in affiliates, at value (cost of $662,389,408 and $239,109,417, respectively)	$885,632,598	$346,597,901
Receivable for investments sold	124,132	66,025
Receivable for capital shares sold	147,581	61,005
Distributions receivable from underlying funds	499,856	—
	886,404,167	346,724,931

Liabilities
Payable for investments purchased	499,856	—
Payable for capital shares redeemed	269,848	124,047
Distribution and service fees payable	1,865	2,983
	771,569	127,030

Net Assets	$885,632,598	$346,597,901

Net Assets Consist of:
Capital (par value and paid-in surplus)	$641,506,721	$232,025,267
Distributable earnings (loss)	244,125,877	114,572,634
	$885,632,598	$346,597,901

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
One Choice Portfolio: Aggressive
Investor Class, $0.01 Par Value	$881,269,819	52,974,558	$16.64
R Class, $0.01 Par Value	$4,362,779	261,773	$16.67
One Choice Portfolio: Very Aggressive
Investor Class, $0.01 Par Value	$339,466,024	16,923,592	$20.06
R Class, $0.01 Par Value	$7,131,877	354,865	$20.10

See Notes to Financial Statements.
8

Statements of Operations

FOR THE SIX MONTHS ENDED JANUARY 31, 2025 (UNAUDITED)
	One Choice Portfolio: Very Conservative	One Choice Portfolio: Conservative	One Choice Portfolio: Moderate
Investment Income (Loss)
Income:
Income distributions from underlying funds	$7,202,152	$19,535,390	$30,487,934
Interest	2,568	9,608	13,361
	7,204,720	19,544,998	30,501,295

Expenses:
Distribution and service fees - R Class	4,313	4,811	36,996
Directors' fees and expenses	5,637	16,157	26,347
Other expenses	—	—	80
	9,950	20,968	63,423

Net investment income (loss)	7,194,770	19,524,030	30,437,872

Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sales of investments in underlying funds	765,576	7,583,298	18,943,839
Capital gain distributions received from underlying funds	4,944,095	20,762,991	46,393,458
	5,709,671	28,346,289	65,337,297

Change in net unrealized appreciation (depreciation) on investments in underlying funds	(2,041,355)	(10,955,126)	(16,334,575)

Net realized and unrealized gain (loss) on affiliates	3,668,316	17,391,163	49,002,722

Net Increase (Decrease) in Net Assets Resulting from Operations	$10,863,086	$36,915,193	$79,440,594

See Notes to Financial Statements.
9

FOR THE SIX MONTHS ENDED JANUARY 31, 2025 (UNAUDITED)
	One Choice Portfolio: Aggressive	One Choice Portfolio: Very Aggressive
Investment Income (Loss)
Income:
Income distributions from underlying funds	$14,369,005	$4,953,057
Interest	5,342	1,336
	14,374,347	4,954,393

Expenses:
Distribution and service fees - R Class	11,368	18,635
Directors' fees and expenses	13,055	5,124
	24,423	23,759

Net investment income (loss)	14,349,924	4,930,634

Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sales of investments in underlying funds	18,411,852	7,712,413
Capital gain distributions received from underlying funds	27,985,332	13,034,568
	46,397,184	20,746,981

Change in net unrealized appreciation (depreciation) on investments in underlying funds	(12,639,840)	(4,980,549)

Net realized and unrealized gain (loss) on affiliates	33,757,344	15,766,432

Net Increase (Decrease) in Net Assets Resulting from Operations	$48,107,268	$20,697,066

See Notes to Financial Statements.
10

Statements of Changes in Net Assets

SIX MONTHS ENDED JANUARY 31, 2025 (UNAUDITED) AND YEAR ENDED JULY 31, 2024
	One Choice Portfolio: Very Conservative		One Choice Portfolio: Conservative
Increase (Decrease) in Net Assets	January 31, 2025	July 31, 2024	January 31, 2025	July 31, 2024
Operations
Net investment income (loss)	$7,194,770	$12,438,178	$19,524,030	$30,527,669
Net realized gain (loss)	5,709,671	(4,805,571)	28,346,289	(3,484,320)
Change in net unrealized appreciation (depreciation)	(2,041,355)	20,176,634	(10,955,126)	67,573,793
Net increase (decrease) in net assets resulting from operations	10,863,086	27,809,241	36,915,193	94,617,142

Distributions to Shareholders
From earnings:
Investor Class	(7,096,395)	(12,232,737)	(19,283,902)	(30,162,898)
R Class	(26,594)	(40,625)	(28,737)	(33,876)
Decrease in net assets from distributions	(7,122,989)	(12,273,362)	(19,312,639)	(30,196,774)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(13,960,697)	(62,700,001)	(36,945,844)	(110,553,554)

Net increase (decrease) in net assets	(10,220,600)	(47,164,122)	(19,343,290)	(46,133,186)

Net Assets
Beginning of period	389,438,383	436,602,505	1,116,411,646	1,162,544,832
End of period	$379,217,783	$389,438,383	$1,097,068,356	$1,116,411,646

See Notes to Financial Statements.

11

SIX MONTHS ENDED JANUARY 31, 2025 (UNAUDITED) AND YEAR ENDED JULY 31, 2024
	One Choice Portfolio: Moderate		One Choice Portfolio: Aggressive
Increase (Decrease) in Net Assets	January 31, 2025	July 31, 2024	January 31, 2025	July 31, 2024
Operations
Net investment income (loss)	$30,437,872	$42,506,487	$14,349,924	$18,350,509
Net realized gain (loss)	65,337,297	5,030,568	46,397,184	6,174,035
Change in net unrealized appreciation (depreciation)	(16,334,575)	129,931,218	(12,639,840)	74,894,119
Net increase (decrease) in net assets resulting from operations	79,440,594	177,468,273	48,107,268	99,418,663

Distributions to Shareholders
From earnings:
Investor Class	(29,847,541)	(41,861,885)	(21,917,223)	(18,312,730)
R Class	(209,103)	(103,519)	(89,071)	(64,143)
Decrease in net assets from distributions	(30,056,644)	(41,965,404)	(22,006,294)	(18,376,873)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(92,841,777)	(136,578,764)	(41,563,675)	(92,118,507)

Net increase (decrease) in net assets	(43,457,827)	(1,075,895)	(15,462,701)	(11,076,717)

Net Assets
Beginning of period	1,820,325,153	1,821,401,048	901,095,299	912,172,016
End of period	$1,776,867,326	$1,820,325,153	$885,632,598	$901,095,299

See Notes to Financial Statements.
12

SIX MONTHS ENDED JANUARY 31, 2025 (UNAUDITED) AND YEAR ENDED JULY 31, 2024
	One Choice Portfolio: Very Aggressive
Increase (Decrease) in Net Assets	January 31, 2025	July 31, 2024
Operations
Net investment income (loss)	$4,930,634	$4,947,335
Net realized gain (loss)	20,746,981	4,867,624
Change in net unrealized appreciation (depreciation)	(4,980,549)	33,290,430
Net increase (decrease) in net assets resulting from operations	20,697,066	43,105,389

Distributions to Shareholders
From earnings:
Investor Class	(6,532,984)	(5,279,098)
R Class	(100,730)	(57,170)
Decrease in net assets from distributions	(6,633,714)	(5,336,268)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(20,687,361)	(27,496,061)

Net increase (decrease) in net assets	(6,624,009)	10,273,060

Net Assets
Beginning of period	353,221,910	342,948,850
End of period	$346,597,901	$353,221,910

See Notes to Financial Statements.
13

Notes to Financial Statements

JANUARY 31, 2025 (UNAUDITED)

1. Organization

American Century Asset Allocation Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. One Choice Portfolio: Very Conservative, One Choice Portfolio: Conservative, One Choice Portfolio: Moderate, One Choice Portfolio: Aggressive and One Choice Portfolio: Very Aggressive (collectively, the funds) are five funds in a series issued by the corporation. The funds operate as “funds of funds,” meaning substantially all of the funds’ assets will be invested in other American Century Investments mutual funds (the underlying funds). Each fund’s assets are allocated among underlying funds that represent major asset classes, including equity securities, fixed-income securities and short-term investments. The funds will assume the risks associated with their underlying funds. Additional information and attributes of each underlying fund are available at americancentury.com. Each fund's investment objective is to seek the highest total return consistent with its asset mix. The funds offer the Investor Class and R Class.

Each fund represents a single operating segment as its operating results are monitored as a whole and the long-term asset allocation is determined in accordance with its prospectus, based on defined investment objectives executed by the fund’s portfolio management team. The President of the funds serves as the chief operating decision maker (CODM). The funds’ income, expenses, assets, and performance are regularly monitored and assessed by the CODM, using the information consistent with that presented in the financial statements and financial highlights.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the funds in preparation of their financial statements. Each fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The funds determine the fair value of their investments and compute their net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the funds are determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually. Investments in the underlying funds are valued at their reported NAV.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Income and capital gain distributions, if any, from the underlying funds are recorded as of the ex-dividend date. Long-term capital gain distributions, if any, from the underlying funds are a component of net realized gain (loss). Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Expenses — The expenses included in the accompanying financial statements reflect the expenses of each fund and do not include any expenses associated with the underlying funds.

Income Tax Status — It is each fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The funds file U.S. federal, state, local and non-U.S. tax returns as applicable. The funds' tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of each fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the funds are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly for One Choice Portfolio: Very Conservative, One Choice Portfolio: Conservative and One Choice Portfolio: Moderate. Distributions from net investment income, if any, are generally declared and paid annually for One Choice Portfolio: Aggressive and One Choice Portfolio: Very Aggressive. Distributions from net realized gains, if any, are generally declared and paid annually for all funds.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business, the funds enter into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.
14

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation's investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. ACIM serves as the investment advisor for the underlying funds.

Administrative Fees — The corporation's investment advisor, ACIM, does not receive an administrative fee for services provided to the funds.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for the R Class (the plan), pursuant to Rule 12b-1 of the 1940 Act. The plan provides that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fee is computed and accrued daily based on the R Class's daily net assets and paid monthly in arrears. The fee is used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plan during the period ended January 31, 2025 are detailed in the Statements of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the funds. The directors receive detailed information about the funds and their investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The funds' officers do not receive compensation from the funds.

Other Expenses — A fund’s other expenses may include interest charges, clearing exchange fees, proxy solicitation expenses, fees associated with the recovery of foreign tax reclaims and other miscellaneous expenses.

Acquired Fund Fees and Expenses — Each fund will indirectly realize its pro rata share of the fees and expenses of the underlying funds in which it invests. These fees and expenses are already reflected in the valuation of the underlying funds.

4. Investment Transactions

Investment transactions for the period ended January 31, 2025 were as follows:

	One Choice Portfolio: Very Conservative	One Choice Portfolio: Conservative	One Choice Portfolio: Moderate	One Choice Portfolio: Aggressive	One Choice Portfolio: Very Aggressive
Purchases	$22,354,421	$83,205,105	$148,754,856	$83,218,115	$32,154,801
Sales	$31,299,242	$99,176,567	$194,821,947	$104,452,828	$41,510,674

15

5. Capital Share Transactions

The corporation is authorized to issue 6,000,000,000 shares. Transactions in shares of the funds were as follows:

	Six months ended January 31, 2025		Year ended July 31, 2024
	Shares	Amount	Shares	Amount
One Choice Portfolio: Very Conservative
Investor Class
Sold	1,449,688	$16,843,499	2,593,427	$28,795,221
Issued in reinvestment of distributions	601,826	6,951,098	1,077,026	11,976,356
Redeemed	(3,232,089)	(37,636,156)	(9,327,545)	(102,809,985)
	(1,180,575)	(13,841,559)	(5,657,092)	(62,038,408)
R Class
Sold	21,619	251,917	45,546	509,239
Issued in reinvestment of distributions	2,300	26,594	3,653	40,625
Redeemed	(34,033)	(397,649)	(113,987)	(1,211,457)
	(10,114)	(119,138)	(64,788)	(661,593)
Net increase (decrease)	(1,190,689)	$(13,960,697)	(5,721,880)	$(62,700,001)
One Choice Portfolio: Conservative
Investor Class
Sold	2,527,147	$33,658,241	4,587,268	$57,012,129
Issued in reinvestment of distributions	1,432,010	18,879,365	2,358,481	29,524,264
Redeemed	(6,720,734)	(89,516,604)	(15,832,921)	(196,829,600)
	(2,761,577)	(36,978,998)	(8,887,172)	(110,293,207)
R Class
Sold	16,442	219,780	55,173	688,918
Issued in reinvestment of distributions	2,182	28,737	2,706	33,876
Redeemed	(16,168)	(215,363)	(84,274)	(983,141)
	2,456	33,154	(26,395)	(260,347)
Net increase (decrease)	(2,759,121)	$(36,945,844)	(8,913,567)	$(110,553,554)

16

	Six months ended January 31, 2025		Year ended July 31, 2024
	Shares	Amount	Shares	Amount
One Choice Portfolio: Moderate
Investor Class
Sold	3,229,546	$50,206,781	6,849,914	$97,621,210
Issued in reinvestment of distributions	1,899,549	29,211,642	2,875,959	40,996,178
Redeemed	(11,107,239)	(172,565,733)	(20,084,094)	(283,873,506)
	(5,978,144)	(93,147,310)	(10,358,221)	(145,256,118)
R Class
Sold	103,026	1,598,424	791,738	11,374,679
Issued in reinvestment of distributions	13,608	209,103	7,157	103,479
Redeemed	(96,669)	(1,501,994)	(205,630)	(2,800,804)
	19,965	305,533	593,265	8,677,354
Net increase (decrease)	(5,958,179)	$(92,841,777)	(9,764,956)	$(136,578,764)
One Choice Portfolio: Aggressive
Investor Class
Sold	1,589,193	$26,263,347	3,957,952	$58,682,110
Issued in reinvestment of distributions	1,324,385	21,481,515	1,224,799	17,967,803
Redeemed	(5,358,665)	(88,894,929)	(11,285,585)	(167,623,230)
	(2,445,087)	(41,150,067)	(6,102,834)	(90,973,317)
R Class
Sold	39,453	651,082	109,976	1,648,551
Issued in reinvestment of distributions	5,478	89,071	4,361	64,143
Redeemed	(69,733)	(1,153,761)	(204,414)	(2,857,884)
	(24,802)	(413,608)	(90,077)	(1,145,190)
Net increase (decrease)	(2,469,889)	$(41,563,675)	(6,192,911)	$(92,118,507)
One Choice Portfolio: Very Aggressive
Investor Class
Sold	696,682	$13,813,424	1,605,872	$28,171,192
Issued in reinvestment of distributions	326,685	6,363,834	297,805	5,104,384
Redeemed	(2,038,316)	(40,098,255)	(3,499,853)	(61,339,245)
	(1,014,949)	(19,920,997)	(1,596,176)	(28,063,669)
R Class
Sold	45,399	897,812	166,817	2,939,455
Issued in reinvestment of distributions	5,158	100,730	3,326	57,170
Redeemed	(89,669)	(1,764,906)	(150,611)	(2,429,017)
	(39,112)	(766,364)	19,532	567,608
Net increase (decrease)	(1,054,061)	$(20,687,361)	(1,576,644)	$(27,496,061)

6. Fair Value Measurements

The funds' investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the funds. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the funds' investment securities were classified as Level 1. The Schedules of Investments provide additional information on the funds' portfolio holdings.
17

7. Risk Factors

The value of the funds’ shares will go up and down based on the performance of the underlying funds in which they invest. The value of the underlying funds’ shares will, in turn, fluctuate based on the performance of the securities they own and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the funds’ investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

	One Choice Portfolio: Very Conservative	One Choice Portfolio: Conservative	One Choice Portfolio: Moderate
Federal tax cost of investments	$367,619,806	$1,005,799,957	$1,520,939,536
Gross tax appreciation of investments	$30,278,499	$141,431,882	$334,629,899
Gross tax depreciation of investments	(18,680,522)	(50,163,483)	(78,702,109)
Net tax appreciation (depreciation) of investments	$11,597,977	$91,268,399	$255,927,790

	One Choice Portfolio: Aggressive	One Choice Portfolio: Very Aggressive
Federal tax cost of investments	$689,082,973	$251,828,217
Gross tax appreciation of investments	$213,303,769	$96,996,546
Gross tax depreciation of investments	(16,754,144)	(2,226,862)
Net tax appreciation (depreciation) of investments	$196,549,625	$94,769,684

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of July 31, 2024, the funds had accumulated capital losses which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers were as follows:

	Short-term capital losses	Long-term capital losses
One Choice Portfolio: Very Conservative	$(1,996,872)	$(7,368,289)
One Choice Portfolio: Conservative	$(3,648,659)	$(9,472,044)
One Choice Portfolio: Moderate	$(5,924,171)	—

9. Investments in Underlying Funds

The funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by the funds within their investment strategies may represent a significant portion of the underlying funds’ net assets. As of period end, One Choice Portfolio: Moderate owned 64% of the shares of Core Plus Fund.
18

10. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended January 31, 2025 follows:

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice Portfolio: Very Conservative (Amounts in thousands)
Diversified Bond Fund	$77,475	$4,839	$2,016	$(1,495)	$78,803	8,698	$(265)	$1,760
High Income Fund	6,513	260	3,193	332	3,912	449	(261)	143
Inflation-Adjusted Bond Fund	43,351	770	2,084	(279)	41,758	3,985	(224)	770
Short Duration Fund	56,826	1,529	9,830	628	49,153	5,016	(573)	1,253
Short Duration Inflation Protection Bond Fund	50,905	1,202	3,075	(32)	49,000	4,762	1	1,109
Focused Large Cap Value Fund	23,684	2,112	1,507	(588)	23,701	2,253	96	1,847
Growth Fund	9,994	1,814	1,008	505	11,305	191	196	636
Heritage Fund	8,187	1,120	859	173	8,621	340	352	1,091
Large Cap Equity Fund(3)	21,477	2,041	831	(133)	22,554	417	236	1,405
Mid Cap Value Fund	12,146	1,124	319	(528)	12,423	773	113	897
Real Estate Fund	6,527	908	—	123	7,558	285	—	70
Select Fund	3,312	101	587	88	2,914	23	138	101
Small Cap Dividend Fund	—	2,985	—	(77)	2,908	264	—	8
Small Cap Growth Fund	2,467	496	226	145	2,882	126	46	3
Emerging Markets Debt Fund	8,160	191	670	56	7,737	878	(90)	191
Global Bond Fund	55,934	857	3,144	342	53,989	6,213	(376)	857
Small Cap Value Fund	2,480	5	1,184	(1,301)	—	—	1,377	5
	$389,438	$22,354	$30,533	$(2,041)	$379,218	34,673	$766	$12,146
(1)Underlying fund investments represent Investor Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Effective December 10, 2024, the name of Sustainable Equity Fund was changed to Large Cap Equity Fund.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice Portfolio: Conservative (Amounts in thousands)
Diversified Bond Fund	$207,673	$13,759	$7,281	$(3,618)	$210,533	23,238	$(1,036)	$4,667
High Income Fund	13,897	413	3,493	482	11,299	1,296	(309)	412
Inflation-Adjusted Bond Fund	98,047	1,723	5,695	(472)	93,603	8,932	(650)	1,723
Short Duration Fund	85,266	1,795	22,695	1,406	65,772	6,711	(1,314)	1,795
Short Duration Inflation Protection Bond Fund	57,411	1,236	3,510	(123)	55,014	5,346	108	1,236
Focused Large Cap Value Fund	78,898	6,287	2,136	(2,177)	80,872	7,687	497	6,161
Growth Fund	56,300	4,900	6,302	2,098	56,996	965	1,356	3,201
Heritage Fund	39,069	5,597	4,187	988	41,467	1,633	1,382	5,306
Large Cap Equity Fund(3)	99,883	6,159	5,869	(1,375)	98,798	1,826	2,286	6,079
Mid Cap Value Fund	48,618	5,675	2,280	(2,478)	49,535	3,082	748	3,583
Select Fund	16,212	487	3,059	386	14,026	113	793	487
Small Cap Dividend Fund	—	10,939	—	(285)	10,654	966	—	29
Small Cap Growth Fund	11,797	47	1,617	877	11,104	487	42	11
Emerging Markets Debt Fund	23,266	555	1,446	87	22,462	2,550	(212)	556
Global Bond Fund	150,885	2,300	9,423	1,205	144,967	16,682	(1,295)	2,300
Global Real Estate Fund	14,461	7,350	—	(379)	21,432	1,640	—	445
International Growth Fund	44,643	5,940	1,522	(173)	48,888	3,802	(22)	245
International Small-Mid Cap Fund	12,872	168	1,815	(416)	10,809	1,124	(284)	168
International Value Fund	45,162	7,851	2,420	(1,756)	48,837	5,620	(92)	1,870
Small Cap Value Fund	12,052	24	6,844	(5,232)	—	—	5,585	24
	$1,116,412	$83,205	$91,594	$(10,955)	$1,097,068	93,700	$7,583	$40,298
(1)Underlying fund investments represent Investor Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Effective December 10, 2024, the name of Sustainable Equity Fund was changed to Large Cap Equity Fund.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice Portfolio: Moderate (Amounts in thousands)
Focused Dynamic Growth Fund(3)	$37,332	—	$5,565	$3	$31,770	445	$7,304	—
Focused Large Cap Value Fund	153,921	$11,891	7,828	(4,230)	153,754	14,615	1,242	$11,748
Growth Fund	107,373	6,103	11,408	3,806	105,874	1,793	2,482	5,988
Heritage Fund	96,810	13,370	12,990	1,477	98,667	3,886	5,999	12,643
Large Cap Equity Fund(4)	229,422	13,890	17,050	(3,902)	222,360	4,109	6,188	13,767
Mid Cap Value Fund	98,061	7,125	3,328	(3,647)	98,211	6,111	473	7,125
Select Fund	15,568	479	2,692	422	13,777	111	764	478
Small Cap Growth Fund	30,225	27	5,894	2,689	27,047	1,185	22	27
Small Cap Value Fund	30,727	1,548	4,152	(2,185)	25,938	2,417	959	1,547
Core Plus Fund	253,680	33,437	11,253	(3,078)	272,786	29,976	(2,152)	6,433
High Income Fund	33,766	890	18,296	1,979	18,339	2,103	(1,534)	890
Inflation-Adjusted Bond Fund	106,817	3,380	3,373	(827)	105,997	10,114	(546)	1,976
Short Duration Fund	97,548	2,022	31,176	1,906	70,300	7,173	(1,799)	2,022
Short Duration Inflation Protection Bond Fund	17,776	556	106	(15)	18,211	1,770	(3)	403
Emerging Markets Fund	77,759	18,495	24,662	(404)	71,188	6,367	1,057	502
Global Real Estate Fund	35,000	8,873	—	(409)	43,464	3,326	—	902
International Growth Fund	102,487	7,526	3,737	(432)	105,844	8,230	30	531
International Small-Mid Cap Fund	40,036	546	3,847	(1,665)	35,070	3,646	(616)	546
International Value Fund	66,840	10,152	4,109	(2,561)	70,322	8,092	(152)	2,697
Non-U.S. Intrinsic Value Fund	38,823	4,115	—	(5,630)	37,308	4,426	—	3,935
Emerging Markets Debt Fund	35,847	880	444	(145)	36,138	4,102	(75)	880
Global Bond Fund	114,507	3,450	3,968	513	114,502	13,176	(699)	1,841
	$1,820,325	$148,755	$175,878	$(16,335)	$1,776,867	137,173	$18,944	$76,881
(1)Underlying fund investments represent Investor Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.
(4)Effective December 10, 2024, the name of Sustainable Equity Fund was changed to Large Cap Equity Fund.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice Portfolio: Aggressive (Amounts in thousands)
Focused Dynamic Growth Fund(3)	$42,687	—	$4,748	$2,192	$40,131	562	$6,158	—
Focused Large Cap Value Fund	104,080	$8,370	5,791	(2,968)	103,691	9,857	1,000	$7,888
Growth Fund	63,483	3,465	4,303	(987)	61,658	1,044	4,673	3,465
Heritage Fund	61,895	8,202	7,430	477	63,144	2,487	4,178	7,992
Large Cap Equity(4)	119,474	7,360	9,444	(2,283)	115,107	2,127	3,483	7,104
Mid Cap Value Fund	62,133	4,623	2,200	(2,377)	62,179	3,869	428	4,505
Small Cap Growth Fund	19,879	18	3,612	1,622	17,907	785	251	18
Small Cap Value Fund	19,980	1,039	2,452	(1,381)	17,186	1,602	587	1,024
Emerging Markets Fund	52,696	10,333	14,985	254	48,298	4,320	213	343
Global Real Estate Fund	13,888	12,770	—	(759)	25,899	1,982	—	537
International Growth Fund	60,536	3,097	2,302	(206)	61,125	4,753	(17)	308
International Small-Mid Cap Fund	25,097	339	2,682	(988)	21,766	2,263	(429)	339
International Value Fund	31,290	4,367	2,114	(1,189)	32,354	3,723	(76)	1,255
Non-U.S. Intrinsic Value Fund	31,580	3,174	146	(4,545)	30,063	3,566	(17)	3,174
Core Plus Fund	66,809	13,197	5,213	(494)	74,299	8,165	(931)	1,689
High Income Fund	27,040	1,042	2,129	537	26,490	3,038	(223)	889
Inflation-Adjusted Bond Fund	26,980	491	812	(196)	26,463	2,525	(137)	491
Short Duration Fund	22,318	380	14,282	564	8,980	916	(525)	380
Short Duration Inflation Protection Bond Fund	8,948	200	155	(7)	8,986	873	—	200
Emerging Markets Debt Fund	13,551	329	350	(26)	13,504	1,533	(54)	330
Global Bond Fund	26,751	422	890	120	26,403	3,038	(150)	423
	$901,095	$83,218	$86,040	$(12,640)	$885,633	63,028	$18,412	$42,354
(1)Underlying fund investments represent Investor Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.
(4)Effective December 10, 2024, the name of Sustainable Equity Fund was changed to Large Cap Equity Fund.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice Portfolio: Very Aggressive (Amounts in thousands)
Focused Dynamic Growth Fund(3)	$21,177	$197	$2,222	$1,314	$20,466	287	$2,854	—
Focused Large Cap Value Fund	44,232	3,779	4,591	(1,264)	42,156	4,007	416	$3,288
Growth Fund	32,780	2,947	5,134	6	30,599	518	1,855	1,777
Heritage Fund	29,020	3,923	3,732	790	30,001	1,182	1,269	3,850
Large Cap Equity Fund(4)	50,814	3,589	5,049	(930)	48,424	895	1,355	3,029
Mid Cap Value Fund	27,999	2,460	1,484	(990)	27,985	1,741	(32)	2,038
Small Cap Growth Fund	10,946	14	1,311	950	10,599	464	24	11
Small Cap Value Fund	11,063	791	803	(692)	10,359	965	181	605
Emerging Markets Fund	30,496	3,356	4,850	(79)	28,923	2,587	341	211
Global Real Estate Fund	11,563	2,229	—	(85)	13,707	1,049	—	283
International Growth Fund	33,771	3,170	2,537	154	34,558	2,687	(340)	173
International Small-Mid Cap Fund	18,532	338	612	(1,012)	17,246	1,793	(98)	267
International Value Fund	12,801	2,423	975	(495)	13,754	1,583	(48)	528
Non-U.S. Intrinsic Value Fund	18,028	2,939	498	(2,648)	17,821	2,114	(65)	1,928
	$353,222	$32,155	$33,798	$(4,981)	$346,598	21,872	$7,712	$17,988
(1)Underlying fund investments represent Investor Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.
(4)Effective December 10, 2024, the name of Sustainable Equity Fund was changed to Large Cap Equity Fund.

Financial Highlights

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice Portfolio: Very Conservative
Investor Class
2025(4)	$11.52	0.22	0.11	0.33	(0.22)	—	(0.22)	$11.63	2.86%	0.00%	3.69%	6%	$377,570
2024	$11.04	0.35	0.47	0.82	(0.34)	—	(0.34)	$11.52	7.61%	0.00%	3.13%	15%	$387,690
2023	$11.82	0.38	(0.39)	(0.01)	(0.38)	(0.39)	(0.77)	$11.04	0.21%	0.01%	3.37%	13%	$434,210
2022	$13.50	0.45	(1.28)	(0.83)	(0.46)	(0.39)	(0.85)	$11.82	(6.57)%	0.00%	3.52%	9%	$496,501
2021	$12.54	0.20	1.20	1.40	(0.19)	(0.25)	(0.44)	$13.50	11.39%	0.00%	1.55%	18%	$524,867
2020	$12.19	0.21	0.57	0.78	(0.21)	(0.22)	(0.43)	$12.54	6.56%	0.00%	1.73%	22%	$459,434
R Class
2025(4)	$11.53	0.18	0.12	0.30	(0.19)	—	(0.19)	$11.64	2.59%	0.50%	3.19%	6%	$1,647
2024	$11.05	0.27	0.50	0.77	(0.29)	—	(0.29)	$11.53	7.07%	0.50%	2.63%	15%	$1,749
2023	$11.83	0.31	(0.38)	(0.07)	(0.32)	(0.39)	(0.71)	$11.05	(0.29)%	0.51%	2.87%	13%	$2,393
2022	$13.50	0.37	(1.26)	(0.89)	(0.39)	(0.39)	(0.78)	$11.83	(6.96)%	0.50%	3.02%	9%	$2,138
2021	$12.55	0.14	1.19	1.33	(0.13)	(0.25)	(0.38)	$13.50	10.73%	0.50%	1.05%	18%	$1,663
2020	$12.19	0.14	0.59	0.73	(0.15)	(0.22)	(0.37)	$12.55	6.11%	0.50%	1.23%	22%	$1,265

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice Portfolio: Conservative
Investor Class
2025(4)	$13.14	0.23	0.21	0.44	(0.23)	—	(0.23)	$13.35	3.41%	0.00%	3.49%	7%	$1,095,128
2024	$12.39	0.34	0.75	1.09	(0.34)	—	(0.34)	$13.14	8.96%	0.00%	2.75%	14%	$1,114,534
2023	$13.15	0.33	0.02	0.35	(0.35)	(0.76)	(1.11)	$12.39	3.33%	0.00%	2.72%	12%	$1,160,448
2022	$15.71	0.57	(1.87)	(1.30)	(0.59)	(0.67)	(1.26)	$13.15	(9.08)%	0.00%	3.94%	10%	$1,252,961
2021	$14.16	0.22	2.11	2.33	(0.22)	(0.56)	(0.78)	$15.71	16.82%	0.00%	1.46%	18%	$1,452,250
2020	$13.75	0.22	0.84	1.06	(0.22)	(0.43)	(0.65)	$14.16	7.95%	0.00%	1.64%	24%	$1,245,493
R Class
2025(4)	$13.14	0.20	0.21	0.41	(0.20)	—	(0.20)	$13.35	3.14%	0.50%	2.99%	7%	$1,941
2024	$12.38	0.26	0.78	1.04	(0.28)	—	(0.28)	$13.14	8.50%	0.50%	2.25%	14%	$1,878
2023	$13.15	0.27	0.01	0.28	(0.29)	(0.76)	(1.05)	$12.38	2.74%	0.50%	2.22%	12%	$2,097
2022	$15.71	0.49	(1.87)	(1.38)	(0.51)	(0.67)	(1.18)	$13.15	(9.54)%	0.50%	3.44%	10%	$1,936
2021	$14.15	0.14	2.12	2.26	(0.14)	(0.56)	(0.70)	$15.71	16.30%	0.50%	0.96%	18%	$1,743
2020	$13.74	0.15	0.85	1.00	(0.16)	(0.43)	(0.59)	$14.15	7.42%	0.50%	1.14%	24%	$1,403

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice Portfolio: Moderate
Investor Class
2025(4)	$15.22	0.26	0.42	0.68	(0.26)	—	(0.26)	$15.64	4.52%	0.00%	3.34%	8%	$1,761,859
2024	$14.08	0.34	1.14	1.48	(0.34)	—	(0.34)	$15.22	10.71%	0.00%	2.43%	11%	$1,806,021
2023	$14.68	0.32	0.41	0.73	(0.33)	(1.00)	(1.33)	$14.08	5.95%	0.00%	2.31%	13%	$1,816,523
2022	$18.13	0.69	(2.49)	(1.80)	(0.72)	(0.93)	(1.65)	$14.68	(11.03)%	0.00%	4.21%	11%	$1,839,658
2021	$16.01	0.20	3.36	3.56	(0.20)	(1.24)	(1.44)	$18.13	23.09%	0.00%	1.18%	30%	$2,180,041
2020	$15.67	0.24	1.10	1.34	(0.24)	(0.76)	(1.00)	$16.01	8.86%	0.00%	1.59%	28%	$1,833,678
R Class
2025(4)	$15.22	0.22	0.42	0.64	(0.22)	—	(0.22)	$15.64	4.25%	0.50%	2.84%	8%	$15,008
2024	$14.08	0.22	1.19	1.41	(0.27)	—	(0.27)	$15.22	10.16%	0.50%	1.93%	11%	$14,304
2023	$14.68	0.25	0.41	0.66	(0.26)	(1.00)	(1.26)	$14.08	5.42%	0.50%	1.81%	13%	$4,878
2022	$18.13	0.60	(2.48)	(1.88)	(0.64)	(0.93)	(1.57)	$14.68	(11.48)%	0.50%	3.71%	11%	$5,086
2021	$16.00	0.11	3.37	3.48	(0.11)	(1.24)	(1.35)	$18.13	22.54%	0.50%	0.68%	30%	$5,053
2020	$15.66	0.16	1.11	1.27	(0.17)	(0.76)	(0.93)	$16.00	8.32%	0.50%	1.09%	28%	$4,226

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice Portfolio: Aggressive
Investor Class
2025(4)	$16.18	0.26	0.62	0.88	(0.38)	(0.04)	(0.42)	$16.64	5.50%	0.00%	3.18%	9%	$881,270
2024	$14.74	0.31	1.44	1.75	(0.31)	—	(0.31)	$16.18	12.11%	0.00%	2.10%	8%	$896,463
2023	$15.20	0.28	0.80	1.08	(0.30)	(1.24)	(1.54)	$14.74	8.42%	0.01%	1.96%	14%	$906,625
2022	$19.05	0.77	(2.79)	(2.02)	(0.76)	(1.07)	(1.83)	$15.20	(11.96)%	0.00%	4.47%	11%	$906,402
2021	$16.24	0.19	4.23	4.42	(0.17)	(1.44)	(1.61)	$19.05	28.36%	0.00%	1.07%	21%	$1,078,655
2020	$16.82	0.25	1.23	1.48	(0.26)	(1.80)	(2.06)	$16.24	9.12%	0.00%	1.56%	27%	$882,822
R Class
2025(4)	$16.16	0.22	0.63	0.85	(0.30)	(0.04)	(0.34)	$16.67	5.29%	0.50%	2.68%	9%	$4,363
2024	$14.73	0.22	1.45	1.67	(0.24)	—	(0.24)	$16.16	11.49%	0.50%	1.60%	8%	$4,632
2023	$15.18	0.21	0.80	1.01	(0.22)	(1.24)	(1.46)	$14.73	7.92%	0.51%	1.46%	14%	$5,547
2022	$19.03	0.68	(2.80)	(2.12)	(0.66)	(1.07)	(1.73)	$15.18	(12.44)%	0.50%	3.97%	11%	$4,537
2021	$16.21	0.10	4.23	4.33	(0.07)	(1.44)	(1.51)	$19.03	27.80%	0.50%	0.57%	21%	$4,775
2020	$16.78	0.17	1.23	1.40	(0.17)	(1.80)	(1.97)	$16.21	8.60%	0.50%	1.06%	27%	$3,552

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice Portfolio: Very Aggressive
Investor Class
2025(4)	$19.27	0.28	0.90	1.18	(0.35)	(0.04)	(0.39)	$20.06	6.15%	0.00%	2.79%	9%	$339,466
2024	$17.23	0.26	2.06	2.32	(0.28)	—	(0.28)	$19.27	13.63%	0.00%	1.49%	8%	$345,635
2023	$17.53	0.19	1.40	1.59	(0.20)	(1.69)	(1.89)	$17.23	10.86%	0.01%	1.17%	14%	$336,502
2022	$22.45	0.90	(3.75)	(2.85)	(0.88)	(1.19)	(2.07)	$17.53	(14.22)%	0.00%	4.48%	11%	$331,761
2021	$18.07	0.14	5.90	6.04	(0.13)	(1.53)	(1.66)	$22.45	34.63%	0.00%	0.67%	15%	$396,903
2020	$17.99	0.21	1.49	1.70	(0.22)	(1.40)	(1.62)	$18.07	9.61%	0.00%	1.21%	33%	$304,714
R Class
2025(4)	$19.26	0.23	0.90	1.13	(0.25)	(0.04)	(0.29)	$20.10	5.89%	0.50%	2.29%	9%	$7,132
2024	$17.22	0.14	2.09	2.23	(0.19)	—	(0.19)	$19.26	13.08%	0.50%	0.99%	8%	$7,587
2023	$17.51	0.10	1.42	1.52	(0.12)	(1.69)	(1.81)	$17.22	10.33%	0.51%	0.67%	14%	$6,446
2022	$22.42	0.80	(3.76)	(2.96)	(0.76)	(1.19)	(1.95)	$17.51	(14.65)%	0.50%	3.98%	11%	$4,833
2021	$18.05	0.03	5.89	5.92	(0.02)	(1.53)	(1.55)	$22.42	33.90%	0.50%	0.17%	15%	$5,032
2020	$17.96	0.12	1.49	1.61	(0.12)	(1.40)	(1.52)	$18.05	9.11%	0.50%	0.71%	33%	$2,952

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Ratio of operating expenses to average net assets does not include any fees and expenses of the underlying funds.
(4)Six months ended January 31, 2025 (unaudited).
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

Contact Us	americancentury.com
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This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2025 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-91634 2503

Semiannual Financial Statements and Other Information

January 31, 2025

One Choice® In Retirement Portfolio	One Choice® 2045 Portfolio
Investor Class (ARTOX)	Investor Class (AROIX)
I Class (ATTIX)	I Class (AOOIX)
A Class (ARTAX)	A Class (AROAX)
C Class (ATTCX)	C Class (AROCX)
R Class (ARSRX)	R Class (ARORX)
R6 Class (ARDTX)	R6 Class (ARDOX)
One Choice® 2025 Portfolio	One Choice® 2050 Portfolio
Investor Class (ARWIX)	Investor Class (ARFVX)
I Class (ARWFX)	I Class (ARFSX)
A Class (ARWAX)	A Class (ARFMX)
C Class (ARWCX)	C Class (ARFDX)
R Class (ARWRX)	R Class (ARFWX)
R6 Class (ARWDX)	R6 Class (ARFEX)
One Choice® 2030 Portfolio	One Choice® 2055 Portfolio
Investor Class (ARCVX)	Investor Class (AREVX)
I Class (ARCSX)	I Class (ARENX)
A Class (ARCMX)	A Class (AREMX)
C Class (ARWOX)	C Class (AREFX)
R Class (ARCRX)	R Class (AREOX)
R6 Class (ARCUX)	R6 Class (AREUX)
One Choice® 2035 Portfolio	One Choice® 2060 Portfolio
Investor Class (ARYIX)	Investor Class (ARGVX)
I Class (ARLIX)	I Class (ARGNX)
A Class (ARYAX)	A Class (ARGMX)
C Class (ARLCX)	C Class (ARGHX)
R Class (ARYRX)	R Class (ARGRX)
R6 Class (ARLDX)	R6 Class (ARGDX)
One Choice® 2040 Portfolio	One Choice® 2065 Portfolio
Investor Class (ARDVX)	Investor Class (ARHVX)
I Class (ARDSX)	I Class (ARHUX)
A Class (ARDMX)	A Class (ARHMX)
C Class (ARNOX)	C Class (ARHEX)
R Class (ARDRX)	R Class (ARHFX)
R6 Class (ARDUX)	R6 Class (ARHSX)

Schedules of Investments

JANUARY 31, 2025 (UNAUDITED)

One Choice In Retirement Portfolio

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Fixed Income Funds — 40.3%
Diversified Bond Fund G Class	32,514,191	$294,903,710
High Income Fund G Class	6,370,665	55,488,497
Inflation-Adjusted Bond Fund G Class	5,004,440	52,346,441
Short Duration Fund G Class	12,365,329	121,056,567
Short Duration Inflation Protection Bond Fund G Class	10,886,606	113,220,706
		637,015,921
Domestic Equity Funds — 33.1%
Focused Large Cap Value Fund G Class	13,325,414	140,583,113
Growth Fund G Class	1,026,594	63,977,356
Heritage Fund G Class	980,438	30,168,069
Large Cap Equity Fund G Class	2,998,669	163,097,588
Mid Cap Value Fund G Class	3,143,796	50,646,556
Select Fund G Class	323,485	42,609,447
Small Cap Dividend Fund G Class	1,467,270	16,198,661
Small Cap Growth Fund G Class	646,933	16,548,547
		523,829,337
International Fixed Income Funds — 14.6%
Emerging Markets Debt Fund G Class	1,992,444	17,553,432
Global Bond Fund G Class	24,498,930	214,120,646
		231,674,078
International Equity Funds — 12.0%
Global Real Estate Fund G Class	1,230,507	16,082,727
International Growth Fund G Class	5,978,813	77,126,689
International Small-Mid Cap Fund G Class	919,700	9,059,043
International Value Fund G Class	10,127,426	87,804,780
		190,073,239
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,361,259,235)		1,582,592,575
OTHER ASSETS AND LIABILITIES — 0.0%		(5,198)
TOTAL NET ASSETS — 100.0%		$1,582,587,377

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.
2

JANUARY 31, 2025 (UNAUDITED)

One Choice 2025 Portfolio

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Fixed Income Funds — 40.3%
Diversified Bond Fund G Class	29,271,022	$265,488,172
High Income Fund G Class	5,746,774	50,054,399
Inflation-Adjusted Bond Fund G Class	4,511,675	47,192,116
Short Duration Fund G Class	11,121,370	108,878,209
Short Duration Inflation Protection Bond Fund G Class	9,800,833	101,928,663
		573,541,559
Domestic Equity Funds — 33.0%
Focused Large Cap Value Fund G Class	11,952,621	126,100,154
Growth Fund G Class	921,156	57,406,472
Heritage Fund G Class	872,621	26,850,561
Large Cap Equity Fund G Class	2,690,402	146,330,941
Mid Cap Value Fund G Class	2,809,392	45,259,306
Select Fund G Class	293,092	38,606,061
Small Cap Dividend Fund G Class	1,298,783	14,338,563
Small Cap Growth Fund G Class	571,716	14,624,507
		469,516,565
International Fixed Income Funds — 14.7%
Emerging Markets Debt Fund G Class	1,801,897	15,874,709
Global Bond Fund G Class	22,102,239	193,173,570
		209,048,279
International Equity Funds — 12.0%
Global Real Estate Fund G Class	1,116,947	14,598,497
International Growth Fund G Class	5,353,572	69,061,081
International Small-Mid Cap Fund G Class	832,544	8,200,560
International Value Fund G Class	9,072,595	78,659,397
		170,519,535
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,224,660,421)		1,422,625,938
OTHER ASSETS AND LIABILITIES — 0.0%		(4,431)
TOTAL NET ASSETS — 100.0%		$1,422,621,507

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.
3

JANUARY 31, 2025 (UNAUDITED)

One Choice 2030 Portfolio

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 36.2%
Focused Large Cap Value Fund G Class	13,565,550	$143,116,552
Growth Fund G Class	1,157,587	72,140,798
Heritage Fund G Class	1,207,029	37,140,270
Large Cap Equity Fund G Class	3,069,875	166,970,500
Mid Cap Value Fund G Class	3,638,741	58,620,124
Select Fund G Class	364,366	47,994,246
Small Cap Dividend Fund G Class	1,774,141	19,586,520
Small Cap Growth Fund G Class	790,174	20,212,643
		565,781,653
Domestic Fixed Income Funds — 35.5%
Diversified Bond Fund G Class	31,608,062	286,685,125
High Income Fund G Class	7,072,256	61,599,348
Inflation-Adjusted Bond Fund G Class	6,293,674	65,831,826
Short Duration Fund G Class	7,638,914	74,784,967
Short Duration Inflation Protection Bond Fund G Class	6,332,333	65,856,263
		554,757,529
International Fixed Income Funds — 14.2%
Emerging Markets Debt Fund G Class	3,007,967	26,500,190
Global Bond Fund G Class	22,365,705	195,476,265
		221,976,455
International Equity Funds — 14.1%
Emerging Markets Fund G Class	1,001,650	11,549,026
Global Real Estate Fund G Class	1,458,586	19,063,725
International Growth Fund G Class	6,391,029	82,444,275
International Small-Mid Cap Fund G Class	1,575,089	15,514,624
International Value Fund G Class	9,558,915	82,875,795
Non-U.S. Intrinsic Value Fund G Class	1,098,392	9,303,377
		220,750,822
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,367,328,165)		1,563,266,459
OTHER ASSETS AND LIABILITIES — 0.0%		(3,997)
TOTAL NET ASSETS — 100.0%		$1,563,262,462

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.
4

JANUARY 31, 2025 (UNAUDITED)

One Choice 2035 Portfolio

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 39.0%
Focused Dynamic Growth Fund G Class(2)	160,850	$12,354,858
Focused Large Cap Value Fund G Class	16,393,990	172,956,599
Growth Fund G Class	1,507,727	93,961,529
Heritage Fund G Class	1,778,916	54,737,252
Large Cap Equity Fund G Class	3,652,802	198,675,910
Mid Cap Value Fund G Class	4,911,736	79,128,064
Select Fund G Class	382,504	50,383,466
Small Cap Growth Fund G Class	1,104,082	28,242,409
Small Cap Value Fund G Class	2,524,886	27,571,758
		718,011,845
Domestic Fixed Income Funds — 31.1%
Diversified Bond Fund G Class	35,441,727	321,456,462
High Income Fund G Class	8,939,547	77,863,458
Inflation-Adjusted Bond Fund G Class	7,897,001	82,602,629
Short Duration Fund G Class	5,089,364	49,824,876
Short Duration Inflation Protection Bond Fund G Class	3,970,981	41,298,198
		573,045,623
International Equity Funds — 16.2%
Emerging Markets Fund G Class	2,767,239	31,906,264
Global Real Estate Fund G Class	2,021,344	26,418,962
International Growth Fund G Class	7,896,075	101,859,368
International Small-Mid Cap Fund G Class	2,616,297	25,770,521
International Value Fund G Class	10,285,960	89,179,275
Non-U.S. Intrinsic Value Fund G Class	2,737,931	23,190,275
		298,324,665
International Fixed Income Funds — 13.7%
Emerging Markets Debt Fund G Class	4,483,372	39,498,505
Global Bond Fund G Class	24,230,179	211,771,764
		251,270,269
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,563,776,471)		1,840,652,402
OTHER ASSETS AND LIABILITIES — 0.0%		(4,261)
TOTAL NET ASSETS — 100.0%		$1,840,648,141

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

See Notes to Financial Statements.
5

JANUARY 31, 2025 (UNAUDITED)

One Choice 2040 Portfolio

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 42.8%
Focused Dynamic Growth Fund G Class(2)	267,150	$20,519,765
Focused Large Cap Value Fund G Class	13,044,460	137,619,055
Growth Fund G Class	1,272,184	79,282,530
Heritage Fund G Class	1,747,343	53,765,751
Large Cap Equity Fund G Class	2,845,101	154,745,023
Mid Cap Value Fund G Class	4,324,432	69,666,603
Select Fund G Class	245,651	32,357,095
Small Cap Growth Fund G Class	1,018,895	26,063,329
Small Cap Value Fund G Class	2,346,721	25,626,192
		599,645,343
Domestic Fixed Income Funds — 27.4%
Diversified Bond Fund G Class	26,589,102	241,163,155
High Income Fund G Class	6,804,740	59,269,289
Inflation-Adjusted Bond Fund G Class	5,164,827	54,024,086
Short Duration Fund G Class	1,656,276	16,214,941
Short Duration Inflation Protection Bond Fund G Class	1,300,015	13,520,155
		384,191,626
International Equity Funds — 18.6%
Emerging Markets Fund G Class	3,760,848	43,362,580
Global Real Estate Fund G Class	1,832,677	23,953,093
International Growth Fund G Class	6,233,742	80,415,278
International Small-Mid Cap Fund G Class	2,590,040	25,511,892
International Value Fund G Class	6,922,333	60,016,630
Non-U.S. Intrinsic Value Fund G Class	3,286,302	27,834,977
		261,094,450
International Fixed Income Funds — 11.2%
Emerging Markets Debt Fund G Class	3,761,198	33,136,158
Global Bond Fund G Class	14,073,710	123,004,226
		156,140,384
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,193,115,713)		1,401,071,803
OTHER ASSETS AND LIABILITIES — 0.0%		(3,259)
TOTAL NET ASSETS — 100.0%		$1,401,068,544

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

See Notes to Financial Statements.
6

JANUARY 31, 2025 (UNAUDITED)

One Choice 2045 Portfolio

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 46.6%
Focused Dynamic Growth Fund G Class(2)	468,713	$36,001,878
Focused Large Cap Value Fund G Class	14,737,723	155,482,979
Growth Fund G Class	1,474,400	91,884,614
Heritage Fund G Class	2,407,681	74,084,338
Large Cap Equity Fund G Class	3,110,638	169,187,619
Mid Cap Value Fund G Class	5,345,939	86,123,073
Select Fund G Class	199,455	26,272,240
Small Cap Growth Fund G Class	1,304,172	33,360,715
Small Cap Value Fund G Class	2,988,694	32,636,541
		705,033,997
Domestic Fixed Income Funds — 23.5%
Diversified Bond Fund G Class	27,086,473	245,674,310
High Income Fund G Class	7,008,891	61,047,436
Inflation-Adjusted Bond Fund G Class	4,672,493	48,874,280
		355,596,026
International Equity Funds — 21.1%
Emerging Markets Fund G Class	6,357,850	73,306,014
Global Real Estate Fund G Class	2,336,140	30,533,347
International Growth Fund G Class	6,792,071	87,617,715
International Small-Mid Cap Fund G Class	3,353,354	33,030,536
International Value Fund G Class	6,485,192	56,226,615
Non-U.S. Intrinsic Value Fund G Class	4,507,930	38,182,168
		318,896,395
International Fixed Income Funds — 8.8%
Emerging Markets Debt Fund G Class	4,182,419	36,847,113
Global Bond Fund G Class	11,104,221	97,050,891
		133,898,004
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,247,304,829)		1,513,424,422
OTHER ASSETS AND LIABILITIES — 0.0%		(3,391)
TOTAL NET ASSETS — 100.0%		$1,513,421,031

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

See Notes to Financial Statements.
7

JANUARY 31, 2025 (UNAUDITED)

One Choice 2050 Portfolio

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 50.9%
Focused Dynamic Growth Fund G Class(2)	544,194	$41,799,510
Focused Large Cap Value Fund G Class	12,775,049	134,776,762
Growth Fund G Class	1,287,755	80,252,871
Heritage Fund G Class	2,082,453	64,077,071
Large Cap Equity Fund G Class	2,704,838	147,116,142
Mid Cap Value Fund G Class	4,623,308	74,481,486
Select Fund G Class	94,761	12,481,960
Small Cap Growth Fund G Class	1,121,680	28,692,580
Small Cap Value Fund G Class	2,618,138	28,590,063
		612,268,445
International Equity Funds — 23.0%
Emerging Markets Fund G Class	5,586,323	64,410,305
Global Real Estate Fund G Class	2,028,481	26,512,244
International Growth Fund G Class	5,865,957	75,670,840
International Small-Mid Cap Fund G Class	2,884,967	28,416,928
International Value Fund G Class	5,143,133	44,590,965
Non-U.S. Intrinsic Value Fund G Class	4,349,439	36,839,750
		276,441,032
Domestic Fixed Income Funds — 18.9%
Diversified Bond Fund G Class	17,345,708	157,325,567
High Income Fund G Class	4,496,280	39,162,598
Inflation-Adjusted Bond Fund G Class	3,008,670	31,470,693
		227,958,858
International Fixed Income Funds — 7.2%
Emerging Markets Debt Fund G Class	2,686,759	23,670,348
Global Bond Fund G Class	7,137,900	62,385,243
		86,055,591
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $996,483,267)		1,202,723,926
OTHER ASSETS AND LIABILITIES — 0.0%		47,044
TOTAL NET ASSETS — 100.0%		$1,202,770,970

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

See Notes to Financial Statements.
8

JANUARY 31, 2025 (UNAUDITED)

One Choice 2055 Portfolio

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 55.2%
Focused Dynamic Growth Fund G Class(2)	530,733	$40,765,568
Focused Large Cap Value Fund G Class	10,101,772	106,573,692
Growth Fund G Class	1,022,197	63,703,341
Heritage Fund G Class	1,649,901	50,767,458
Large Cap Equity Fund G Class	2,128,687	115,779,277
Mid Cap Value Fund G Class	3,660,034	58,963,144
Select Fund G Class	12,908	1,700,185
Small Cap Growth Fund G Class	890,730	22,784,869
Small Cap Value Fund G Class	2,065,886	22,559,471
		483,597,005
International Equity Funds — 24.9%
Emerging Markets Fund G Class	4,391,367	50,632,466
Global Real Estate Fund G Class	1,600,388	20,917,070
International Growth Fund G Class	4,651,131	59,999,585
International Small-Mid Cap Fund G Class	2,274,719	22,405,977
International Value Fund G Class	3,783,535	32,803,252
Non-U.S. Intrinsic Value Fund G Class	3,752,501	31,783,688
		218,542,038
Domestic Fixed Income Funds — 14.5%
Diversified Bond Fund G Class	9,659,201	87,608,950
High Income Fund G Class	2,485,200	21,646,089
Inflation-Adjusted Bond Fund G Class	1,653,890	17,299,688
		126,554,727
International Fixed Income Funds — 5.4%
Emerging Markets Debt Fund G Class	1,480,131	13,039,958
Global Bond Fund G Class	3,952,731	34,546,867
		47,586,825
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $726,665,218)		876,280,595
OTHER ASSETS AND LIABILITIES — 0.0%		(1,584)
TOTAL NET ASSETS — 100.0%		$876,279,011

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

See Notes to Financial Statements.
9

JANUARY 31, 2025 (UNAUDITED)

One Choice 2060 Portfolio

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 56.9%
Focused Dynamic Growth Fund G Class(2)	332,038	$25,503,865
Focused Large Cap Value Fund G Class	6,071,010	64,049,160
Growth Fund G Class	612,730	38,185,313
Heritage Fund G Class	988,930	30,429,375
Large Cap Equity Fund G Class	1,284,241	69,849,892
Mid Cap Value Fund G Class	2,198,186	35,412,780
Small Cap Growth Fund G Class	531,576	13,597,711
Small Cap Value Fund G Class	1,240,784	13,549,366
		290,577,462
International Equity Funds — 25.7%
Emerging Markets Fund G Class	2,644,476	30,490,807
Global Real Estate Fund G Class	966,572	12,633,098
International Growth Fund G Class	2,788,053	35,965,889
International Small-Mid Cap Fund G Class	1,376,658	13,560,080
International Value Fund G Class	2,195,235	19,032,687
Non-U.S. Intrinsic Value Fund G Class	2,309,180	19,558,759
		131,241,320
Domestic Fixed Income Funds — 12.7%
Diversified Bond Fund G Class	4,958,901	44,977,234
High Income Fund G Class	1,269,906	11,060,885
Inflation-Adjusted Bond Fund G Class	845,052	8,839,240
		64,877,359
International Fixed Income Funds — 4.7%
Emerging Markets Debt Fund G Class	756,156	6,661,735
Global Bond Fund G Class	2,020,326	17,657,652
		24,319,387
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $436,069,100)		511,015,528
OTHER ASSETS AND LIABILITIES — 0.0%		(367)
TOTAL NET ASSETS — 100.0%		$511,015,161

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

See Notes to Financial Statements.
10

JANUARY 31, 2025 (UNAUDITED)

One Choice 2065 Portfolio

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 58.6%
Focused Dynamic Growth Fund G Class(2)	78,401	$6,022,019
Focused Large Cap Value Fund G Class	1,434,544	15,134,440
Growth Fund G Class	145,488	9,066,836
Heritage Fund G Class	232,167	7,143,787
Large Cap Equity Fund G Class	303,213	16,491,771
Mid Cap Value Fund G Class	516,166	8,315,437
Small Cap Growth Fund G Class	124,242	3,178,116
Small Cap Value Fund G Class	287,616	3,140,766
		68,493,172
International Equity Funds — 26.4%
Emerging Markets Fund G Class	622,131	7,173,173
Global Real Estate Fund G Class	226,858	2,965,031
International Growth Fund G Class	660,408	8,519,265
International Small-Mid Cap Fund G Class	320,217	3,154,137
International Value Fund G Class	501,318	4,346,431
Non-U.S. Intrinsic Value Fund G Class	565,612	4,790,737
		30,948,774
Domestic Fixed Income Funds — 10.9%
Diversified Bond Fund G Class	968,516	8,784,438
High Income Fund G Class	251,003	2,186,237
Inflation-Adjusted Bond Fund G Class	166,274	1,739,228
		12,709,903
International Fixed Income Funds — 4.1%
Emerging Markets Debt Fund G Class	147,514	1,299,596
Global Bond Fund G Class	400,885	3,503,737
		4,803,333
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $105,847,740)		116,955,182
OTHER ASSETS AND LIABILITIES — 0.0%		(50)
TOTAL NET ASSETS — 100.0%		$116,955,132

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

See Notes to Financial Statements.
11

Statements of Assets and Liabilities

JANUARY 31, 2025 (UNAUDITED)
	One Choice In Retirement Portfolio	One Choice 2025 Portfolio
Assets
Investment securities in affiliates, at value (cost of $1,361,259,235 and $1,224,660,421, respectively)	$1,582,592,575	$1,422,625,938
Receivable for investments sold	3,053,845	3,359,924
Receivable for capital shares sold	912,423	787,069
Distributions receivable from underlying funds	2,192,099	1,977,374
	1,588,750,942	1,428,750,305

Liabilities
Payable for investments purchased	2,192,099	1,977,374
Payable for capital shares redeemed	2,975,269	3,231,672
Accrued management fees	877,003	793,972
Distribution and service fees payable	119,194	125,780
	6,163,565	6,128,798

Net Assets	$1,582,587,377	$1,422,621,507

Net Assets Consist of:
Capital (par value and paid-in surplus)	$1,339,357,816	$1,183,672,527
Distributable earnings (loss)	243,229,561	238,948,980
	$1,582,587,377	$1,422,621,507

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share*
One Choice In Retirement Portfolio
Investor Class, $0.01 Par Value	$740,412,805	58,695,143	$12.61
I Class, $0.01 Par Value	$182,430,985	14,458,356	$12.62
A Class, $0.01 Par Value	$207,400,532	16,437,589	$12.62
C Class, $0.01 Par Value	$1,234,560	99,064	$12.46
R Class, $0.01 Par Value	$176,518,847	14,036,318	$12.58
R6 Class, $0.01 Par Value	$274,589,648	28,990,941	$9.47
One Choice 2025 Portfolio
Investor Class, $0.01 Par Value	$549,222,895	39,033,887	$14.07
I Class, $0.01 Par Value	$189,531,471	13,470,092	$14.07
A Class, $0.01 Par Value	$172,784,986	12,279,185	$14.07
C Class, $0.01 Par Value	$1,527,065	108,286	$14.10
R Class, $0.01 Par Value	$207,921,530	14,780,186	$14.07
R6 Class, $0.01 Par Value	$301,633,560	31,484,422	$9.58
*Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class, for which the maximum offering price per share was $13.39 and $14.93 (net asset value divided by 0.9425) for One Choice In Retirement Portfolio and One Choice 2025 Portfolio, respectively. A contingent deferred sales charge may be imposed on redemptions of A Class and C Class.

See Notes to Financial Statements.
12

JANUARY 31, 2025 (UNAUDITED)
	One Choice 2030 Portfolio	One Choice 2035 Portfolio
Assets
Investment securities in affiliates, at value (cost of $1,367,328,165 and $1,563,776,471, respectively)	$1,563,266,459	$1,840,652,402
Receivable for investments sold	4,248,062	2,636,546
Receivable for capital shares sold	2,133,973	1,751,922
Distributions receivable from underlying funds	1,984,181	2,120,104
	1,571,632,675	1,847,160,974

Liabilities
Payable for investments purchased	1,984,181	2,120,104
Payable for capital shares redeemed	5,356,865	3,109,791
Accrued management fees	854,770	1,081,082
Distribution and service fees payable	174,397	201,856
	8,370,213	6,512,833

Net Assets	$1,563,262,462	$1,840,648,141

Net Assets Consist of:
Capital (par value and paid-in surplus)	$1,330,493,339	$1,522,763,630
Distributable earnings (loss)	232,769,123	317,884,511
	$1,563,262,462	$1,840,648,141

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share*
One Choice 2030 Portfolio
Investor Class, $0.01 Par Value	$367,765,592	29,125,731	$12.63
I Class, $0.01 Par Value	$245,414,361	19,452,737	$12.62
A Class, $0.01 Par Value	$190,976,985	15,151,183	$12.60
C Class, $0.01 Par Value	$1,399,119	110,646	$12.65
R Class, $0.01 Par Value	$313,900,678	24,886,850	$12.61
R6 Class, $0.01 Par Value	$443,805,727	39,882,517	$11.13
One Choice 2035 Portfolio
Investor Class, $0.01 Par Value	$561,663,938	34,509,696	$16.28
I Class, $0.01 Par Value	$241,999,946	14,852,602	$16.29
A Class, $0.01 Par Value	$225,473,407	13,852,077	$16.28
C Class, $0.01 Par Value	$1,135,946	69,848	$16.26
R Class, $0.01 Par Value	$366,500,947	22,509,806	$16.28
R6 Class, $0.01 Par Value	$443,873,957	44,030,356	$10.08
*Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class, for which the maximum offering price per share was $13.37 and $17.27 (net asset value divided by 0.9425) for One Choice 2030 Portfolio and One Choice 2035 Portfolio, respectively. A contingent deferred sales charge may be imposed on redemptions of A Class and C Class.

See Notes to Financial Statements.
13

JANUARY 31, 2025 (UNAUDITED)
	One Choice 2040 Portfolio	One Choice 2045 Portfolio
Assets
Investment securities in affiliates, at value (cost of $1,193,115,713 and $1,247,304,829, respectively)	$1,401,071,803	$1,513,424,422
Receivable for investments sold	4,671,222	5,760,691
Receivable for capital shares sold	1,343,705	2,162,771
Distributions receivable from underlying funds	1,495,208	1,452,173
	1,408,581,938	1,522,800,057

Liabilities
Payable for investments purchased	1,495,208	1,452,173
Payable for capital shares redeemed	5,001,749	6,789,822
Accrued management fees	833,410	952,594
Distribution and service fees payable	183,027	184,437
	7,513,394	9,379,026

Net Assets	$1,401,068,544	$1,513,421,031

Net Assets Consist of:
Capital (par value and paid-in surplus)	$1,166,005,751	$1,207,657,383
Distributable earnings (loss)	235,062,793	305,763,648
	$1,401,068,544	$1,513,421,031

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share*
One Choice 2040 Portfolio
Investor Class, $0.01 Par Value	$298,576,988	21,900,692	$13.63
I Class, $0.01 Par Value	$232,756,979	17,072,685	$13.63
A Class, $0.01 Par Value	$171,154,530	12,558,728	$13.63
C Class, $0.01 Par Value	$1,619,155	119,003	$13.61
R Class, $0.01 Par Value	$346,634,191	25,441,935	$13.62
R6 Class, $0.01 Par Value	$350,326,701	30,086,362	$11.64
One Choice 2045 Portfolio
Investor Class, $0.01 Par Value	$421,733,508	23,616,662	$17.86
I Class, $0.01 Par Value	$218,314,541	12,213,101	$17.88
A Class, $0.01 Par Value	$164,713,053	9,229,297	$17.85
C Class, $0.01 Par Value	$728,155	40,931	$17.79
R Class, $0.01 Par Value	$355,610,537	19,904,703	$17.87
R6 Class, $0.01 Par Value	$352,321,237	34,115,792	$10.33
*Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class, for which the maximum offering price per share was $14.46 and $18.94 (net asset value divided by 0.9425) for One Choice 2040 Portfolio and One Choice 2045 Portfolio, respectively. A contingent deferred sales charge may be imposed on redemptions of A Class and C Class.

See Notes to Financial Statements.
14

JANUARY 31, 2025 (UNAUDITED)
	One Choice 2050 Portfolio	One Choice 2055 Portfolio
Assets
Investment securities in affiliates, at value (cost of $996,483,267 and $726,665,218, respectively)	$1,202,723,926	$876,280,595
Receivable for investments sold	7,250,453	4,325,919
Receivable for capital shares sold	1,337,797	938,232
Distributions receivable from underlying funds	931,981	515,086
	1,212,244,157	882,059,832

Liabilities
Payable for investments purchased	931,981	515,086
Payable for capital shares redeemed	7,618,320	4,596,598
Accrued management fees	765,735	549,535
Distribution and service fees payable	157,151	119,602
	9,473,187	5,780,821

Net Assets	$1,202,770,970	$876,279,011

Net Assets Consist of:
Capital (par value and paid-in surplus)	$965,720,975	$704,522,638
Distributable earnings (loss)	237,049,995	171,756,373
	$1,202,770,970	$876,279,011

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share*
One Choice 2050 Portfolio
Investor Class, $0.01 Par Value	$243,538,116	16,169,021	$15.06
I Class, $0.01 Par Value	$210,705,539	13,970,845	$15.08
A Class, $0.01 Par Value	$148,364,716	9,850,343	$15.06
C Class, $0.01 Par Value	$726,745	48,345	$15.03
R Class, $0.01 Par Value	$295,985,541	19,637,284	$15.07
R6 Class, $0.01 Par Value	$303,450,313	23,503,170	$12.91
One Choice 2055 Portfolio
Investor Class, $0.01 Par Value	$143,786,680	8,285,206	$17.35
I Class, $0.01 Par Value	$160,774,428	9,268,416	$17.35
A Class, $0.01 Par Value	$104,212,548	6,013,181	$17.33
C Class, $0.01 Par Value	$771,053	44,805	$17.21
R Class, $0.01 Par Value	$231,177,528	13,318,260	$17.36
R6 Class, $0.01 Par Value	$235,556,774	16,936,035	$13.91
*Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class, for which the maximum offering price per share was $15.98 and $18.39 (net asset value divided by 0.9425) for One Choice 2050 Portfolio and One Choice 2055 Portfolio, respectively. A contingent deferred sales charge may be imposed on redemptions of A Class and C Class.

See Notes to Financial Statements.
15

JANUARY 31, 2025 (UNAUDITED)
	One Choice 2060 Portfolio	One Choice 2065 Portfolio
Assets
Investment securities in affiliates, at value (cost of $436,069,100 and $105,847,740, respectively)	$511,015,528	$116,955,182
Receivable for investments sold	2,902,466	—
Receivable for capital shares sold	837,272	484,552
Distributions receivable from underlying funds	263,220	50,826
	515,018,486	117,490,560

Liabilities
Payable for investments purchased	263,220	307,964
Payable for capital shares redeemed	3,339,555	136,891
Accrued management fees	321,859	71,626
Distribution and service fees payable	78,691	18,947
	4,003,325	535,428

Net Assets	$511,015,161	$116,955,132

Net Assets Consist of:
Capital (par value and paid-in surplus)	$433,262,260	$105,096,383
Distributable earnings (loss)	77,752,901	11,858,749
	$511,015,161	$116,955,132

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share*
One Choice 2060 Portfolio
Investor Class, $0.01 Par Value	$75,008,386	4,715,157	$15.91
I Class, $0.01 Par Value	$81,807,523	5,139,411	$15.92
A Class, $0.01 Par Value	$57,026,009	3,586,042	$15.90
C Class, $0.01 Par Value	$330,653	20,963	$15.77
R Class, $0.01 Par Value	$158,540,193	9,975,311	$15.89
R6 Class, $0.01 Par Value	$138,302,397	8,662,206	$15.97
One Choice 2065 Portfolio
Investor Class, $0.01 Par Value	$11,189,716	863,484	$12.96
I Class, $0.01 Par Value	$20,436,777	1,577,842	$12.95
A Class, $0.01 Par Value	$13,177,663	1,017,893	$12.95
C Class, $0.01 Par Value	$127,345	9,838	$12.94
R Class, $0.01 Par Value	$39,252,477	3,030,104	$12.95
R6 Class, $0.01 Par Value	$32,771,154	2,527,451	$12.97
*Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class, for which the maximum offering price per share was $16.87 and $13.74 (net asset value divided by 0.9425) for One Choice 2060 Portfolio and One Choice 2065 Portfolio, respectively. A contingent deferred sales charge may be imposed on redemptions of A Class and C Class.

See Notes to Financial Statements.
16

Statements of Operations

FOR THE SIX MONTHS ENDED JANUARY 31, 2025 (UNAUDITED)
	One Choice In Retirement Portfolio	One Choice 2025 Portfolio
Investment Income (Loss)
Income:
Income distributions from underlying funds	$36,860,614	$33,303,396
Interest	10,853	7,791
	36,871,467	33,311,187

Expenses:
Management fees	5,983,541	5,351,077
Distribution and service fees:
A Class	263,781	218,325
C Class	6,253	7,707
R Class	543,840	585,215
Directors' fees and expenses	24,536	22,550
	6,821,951	6,184,874
Fees waived	(485,896)	(313,086)
	6,336,055	5,871,788

Net investment income (loss)	30,535,412	27,439,399

Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sales of investments in underlying funds	35,992,138	46,032,942
Capital gain distributions received from underlying funds	28,465,733	25,497,559
	64,457,871	71,530,501

Change in net unrealized appreciation (depreciation) on investments in underlying funds	(38,909,223)	(46,792,989)

Net realized and unrealized gain (loss) on affiliates	25,548,648	24,737,512

Net Increase (Decrease) in Net Assets Resulting from Operations	$56,084,060	$52,176,911

See Notes to Financial Statements.
17

FOR THE SIX MONTHS ENDED JANUARY 31, 2025 (UNAUDITED)
	One Choice 2030 Portfolio	One Choice 2035 Portfolio
Investment Income (Loss)
Income:
Income distributions from underlying funds	$35,476,451	$41,372,755
Interest	—	9,187
	35,476,451	41,381,942

Expenses:
Management fees	5,688,511	7,013,847
Distribution and service fees:
A Class	239,395	278,082
C Class	7,676	5,736
R Class	850,083	960,723
Directors' fees and expenses	23,996	27,759
	6,809,661	8,286,147
Fees waived	(357,525)	(364,504)
	6,452,136	7,921,643

Net investment income (loss)	29,024,315	33,460,299

Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sales of investments in underlying funds	36,288,744	36,217,591
Capital gain distributions received from underlying funds	30,333,958	39,637,488
	66,622,702	75,855,079

Change in net unrealized appreciation (depreciation) on investments in underlying funds	(37,999,696)	(38,362,274)

Net realized and unrealized gain (loss) on affiliates	28,623,006	37,492,805

Net Increase (Decrease) in Net Assets Resulting from Operations	$57,647,321	$70,953,104

See Notes to Financial Statements.
18

FOR THE SIX MONTHS ENDED JANUARY 31, 2025 (UNAUDITED)
	One Choice 2040 Portfolio	One Choice 2045 Portfolio
Investment Income (Loss)
Income:
Income distributions from underlying funds	$31,340,588	$33,336,066
Interest	—	9,494
	31,340,588	33,345,560

Expenses:
Management fees	5,481,567	6,113,323
Distribution and service fees:
A Class	212,489	206,334
C Class	6,004	4,056
R Class	910,809	908,928
Directors' fees and expenses	21,100	22,681
	6,631,969	7,255,322
Fees waived	(342,780)	(277,464)
	6,289,189	6,977,858

Net investment income (loss)	25,051,399	26,367,702

Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sales of investments in underlying funds	23,745,566	29,526,407
Capital gain distributions received from underlying funds	33,383,760	39,138,354
	57,129,326	68,664,761

Change in net unrealized appreciation (depreciation) on investments in underlying funds	(24,065,650)	(26,931,371)

Net realized and unrealized gain (loss) on affiliates	33,063,676	41,733,390

Net Increase (Decrease) in Net Assets Resulting from Operations	$58,115,075	$68,101,092

See Notes to Financial Statements.
19

FOR THE SIX MONTHS ENDED JANUARY 31, 2025 (UNAUDITED)
	One Choice 2050 Portfolio	One Choice 2055 Portfolio
Investment Income (Loss)
Income:
Income distributions from underlying funds	$25,856,875	$18,454,290

Expenses:
Management fees	4,850,402	3,554,299
Distribution and service fees:
A Class	182,153	128,603
C Class	4,440	4,029
R Class	756,403	576,405
Directors' fees and expenses	17,757	12,856
	5,811,155	4,276,192
Fees waived	(222,763)	(232,265)
	5,588,392	4,043,927

Net investment income (loss)	20,268,483	14,410,363

Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sales of investments in underlying funds	19,645,248	12,576,535
Capital gain distributions received from underlying funds	33,589,856	26,214,827
	53,235,104	38,791,362

Change in net unrealized appreciation (depreciation) on investments in underlying funds	(15,548,685)	(7,906,355)

Net realized and unrealized gain (loss) on affiliates	37,686,419	30,885,007

Net Increase (Decrease) in Net Assets Resulting from Operations	$57,954,902	$45,295,370

See Notes to Financial Statements.
20

FOR THE SIX MONTHS ENDED JANUARY 31, 2025 (UNAUDITED)
	One Choice 2060 Portfolio	One Choice 2065 Portfolio
Investment Income (Loss)
Income:
Income distributions from underlying funds	$10,535,174	$2,280,372

Expenses:
Management fees	2,048,588	432,920
Distribution and service fees:
A Class	69,038	13,595
C Class	1,871	675
R Class	385,084	90,515
Directors' fees and expenses	7,221	1,496
	2,511,802	539,201
Fees waived	(156,438)	(36,778)
	2,355,364	502,423

Net investment income (loss)	8,179,810	1,777,949

Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sales of investments in underlying funds	2,527,603	(84,711)
Capital gain distributions received from underlying funds	15,604,349	3,546,986
	18,131,952	3,462,275

Change in net unrealized appreciation (depreciation) on investments in underlying funds	(17,674)	404,003

Net realized and unrealized gain (loss) on affiliates	18,114,278	3,866,278

Net Increase (Decrease) in Net Assets Resulting from Operations	$26,294,088	$5,644,227

See Notes to Financial Statements.
21

Statements of Changes in Net Assets

SIX MONTHS ENDED JANUARY 31, 2025 (UNAUDITED) AND YEAR ENDED JULY 31, 2024
	One Choice In Retirement Portfolio		One Choice 2025 Portfolio
Increase (Decrease) in Net Assets	January 31, 2025	July 31, 2024	January 31, 2025	July 31, 2024
Operations
Net investment income (loss)	$30,535,412	$50,353,890	$27,439,399	$47,680,503
Net realized gain (loss)	64,457,871	8,813,308	71,530,501	19,973,938
Change in net unrealized appreciation (depreciation)	(38,909,223)	98,635,327	(46,792,989)	81,312,465
Net increase (decrease) in net assets resulting from operations	56,084,060	157,802,525	52,176,911	148,966,906

Distributions to Shareholders
From earnings:
Investor Class	(22,142,217)	(33,955,516)	(26,342,090)	(23,711,796)
I Class	(5,647,300)	(10,477,082)	(9,213,256)	(9,782,657)
A Class	(5,933,100)	(8,951,032)	(7,826,729)	(6,489,981)
C Class	(30,774)	(60,268)	(57,080)	(54,343)
R Class	(6,063,665)	(9,037,665)	(9,855,293)	(8,010,445)
R6 Class	(12,061,652)	(23,566,919)	(23,352,458)	(26,908,752)
Decrease in net assets from distributions	(51,878,708)	(86,048,482)	(76,646,906)	(74,957,974)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(165,748,590)	(170,543,917)	(155,504,041)	(252,257,772)

Net increase (decrease) in net assets	(161,543,238)	(98,789,874)	(179,974,036)	(178,248,840)

Net Assets
Beginning of period	1,744,130,615	1,842,920,489	1,602,595,543	1,780,844,383
End of period	$1,582,587,377	$1,744,130,615	$1,422,621,507	$1,602,595,543

See Notes to Financial Statements.
22

SIX MONTHS ENDED JANUARY 31, 2025 (UNAUDITED) AND YEAR ENDED JULY 31, 2024
	One Choice 2030 Portfolio		One Choice 2035 Portfolio
Increase (Decrease) in Net Assets	January 31, 2025	July 31, 2024	January 31, 2025	July 31, 2024
Operations
Net investment income (loss)	$29,024,315	$46,553,427	$33,460,299	$50,117,581
Net realized gain (loss)	66,622,702	18,514,718	75,855,079	28,698,632
Change in net unrealized appreciation (depreciation)	(37,999,696)	94,145,348	(38,362,274)	108,314,917
Net increase (decrease) in net assets resulting from operations	57,647,321	159,213,493	70,953,104	187,131,130

Distributions to Shareholders
From earnings:
Investor Class	(16,533,246)	(10,445,867)	(24,271,222)	(14,823,018)
I Class	(11,558,902)	(8,149,328)	(10,767,366)	(7,658,932)
A Class	(8,445,873)	(4,503,162)	(9,269,258)	(5,036,863)
C Class	(53,127)	(31,885)	(38,001)	(19,977)
R Class	(13,789,248)	(7,309,191)	(14,850,683)	(7,403,574)
R6 Class	(25,212,675)	(19,370,783)	(33,679,621)	(24,990,434)
Decrease in net assets from distributions	(75,593,071)	(49,810,216)	(92,876,151)	(59,932,798)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(102,653,381)	(160,323,343)	(68,976,628)	(177,080,281)

Net increase (decrease) in net assets	(120,599,131)	(50,920,066)	(90,899,675)	(49,881,949)

Net Assets
Beginning of period	1,683,861,593	1,734,781,659	1,931,547,816	1,981,429,765
End of period	$1,563,262,462	$1,683,861,593	$1,840,648,141	$1,931,547,816

See Notes to Financial Statements.
23

SIX MONTHS ENDED JANUARY 31, 2025 (UNAUDITED) AND YEAR ENDED JULY 31, 2024
	One Choice 2040 Portfolio		One Choice 2045 Portfolio
Increase (Decrease) in Net Assets	January 31, 2025	July 31, 2024	January 31, 2025	July 31, 2024
Operations
Net investment income (loss)	$25,051,399	$34,984,593	$26,367,702	$33,973,720
Net realized gain (loss)	57,129,326	26,865,163	68,664,761	33,541,005
Change in net unrealized appreciation (depreciation)	(24,065,650)	85,572,467	(26,931,371)	95,876,506
Net increase (decrease) in net assets resulting from operations	58,115,075	147,422,223	68,101,092	163,391,231

Distributions to Shareholders
From earnings:
Investor Class	(15,221,162)	(6,545,770)	(19,324,227)	(8,864,101)
I Class	(12,464,860)	(5,856,255)	(10,243,888)	(5,176,501)
A Class	(8,588,687)	(3,139,245)	(7,340,318)	(2,885,433)
C Class	(69,244)	(13,314)	(26,907)	(13,369)
R Class	(17,290,026)	(5,629,800)	(15,051,835)	(5,222,314)
R6 Class	(23,182,978)	(12,961,075)	(29,648,639)	(16,928,757)
Decrease in net assets from distributions	(76,816,957)	(34,145,459)	(81,635,814)	(39,090,475)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(39,673,908)	(92,504,926)	(41,594,024)	(64,758,115)

Net increase (decrease) in net assets	(58,375,790)	20,771,838	(55,128,746)	59,542,641

Net Assets
Beginning of period	1,459,444,334	1,438,672,496	1,568,549,777	1,509,007,136
End of period	$1,401,068,544	$1,459,444,334	$1,513,421,031	$1,568,549,777

See Notes to Financial Statements.
24

SIX MONTHS ENDED JANUARY 31, 2025 (UNAUDITED) AND YEAR ENDED JULY 31, 2024
	One Choice 2050 Portfolio		One Choice 2055 Portfolio
Increase (Decrease) in Net Assets	January 31, 2025	July 31, 2024	January 31, 2025	July 31, 2024
Operations
Net investment income (loss)	$20,268,483	$23,962,942	$14,410,363	$15,847,059
Net realized gain (loss)	53,235,104	23,207,933	38,791,362	16,247,956
Change in net unrealized appreciation (depreciation)	(15,548,685)	84,930,168	(7,906,355)	67,651,258
Net increase (decrease) in net assets resulting from operations	57,954,902	132,101,043	45,295,370	99,746,273

Distributions to Shareholders
From earnings:
Investor Class	(10,981,953)	(4,242,474)	(5,366,318)	(1,943,988)
I Class	(9,922,764)	(4,468,804)	(6,356,441)	(2,782,211)
A Class	(6,612,383)	(2,137,370)	(3,851,852)	(1,154,916)
C Class	(27,162)	(11,478)	(22,425)	(4,810)
R Class	(12,405,253)	(3,715,179)	(7,716,285)	(1,982,818)
R6 Class	(17,599,488)	(9,066,192)	(12,191,965)	(5,911,998)
Decrease in net assets from distributions	(57,549,003)	(23,641,497)	(35,505,286)	(13,780,741)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(17,762,523)	(40,074,070)	(13,952,607)	(12,990,829)

Net increase (decrease) in net assets	(17,356,624)	68,385,476	(4,162,523)	72,974,703

Net Assets
Beginning of period	1,220,127,594	1,151,742,118	880,441,534	807,466,831
End of period	$1,202,770,970	$1,220,127,594	$876,279,011	$880,441,534

See Notes to Financial Statements.
25

SIX MONTHS ENDED JANUARY 31, 2025 (UNAUDITED) AND YEAR ENDED JULY 31, 2024
	One Choice 2060 Portfolio		One Choice 2065 Portfolio
Increase (Decrease) in Net Assets	January 31, 2025	July 31, 2024	January 31, 2025	July 31, 2024
Operations
Net investment income (loss)	$8,179,810	$7,845,314	$1,777,949	$1,141,086
Net realized gain (loss)	18,131,952	2,497,326	3,462,275	(185,219)
Change in net unrealized appreciation (depreciation)	(17,674)	44,140,770	404,003	8,705,278
Net increase (decrease) in net assets resulting from operations	26,294,088	54,483,410	5,644,227	9,661,145

Distributions to Shareholders
From earnings:
Investor Class	(2,209,133)	(963,779)	(266,113)	(108,437)
I Class	(2,592,861)	(1,272,455)	(517,201)	(199,235)
A Class	(1,669,941)	(575,831)	(283,657)	(76,656)
C Class	(7,896)	(2,070)	(2,127)	(905)
R Class	(4,012,399)	(1,318,645)	(755,495)	(258,470)
R6 Class	(4,614,732)	(2,658,180)	(895,290)	(368,540)
Decrease in net assets from distributions	(15,106,962)	(6,790,960)	(2,719,883)	(1,012,243)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	15,800,437	33,577,742	18,581,245	34,788,505

Net increase (decrease) in net assets	26,987,563	81,270,192	21,505,589	43,437,407

Net Assets
Beginning of period	484,027,598	402,757,406	95,449,543	52,012,136
End of period	$511,015,161	$484,027,598	$116,955,132	$95,449,543

See Notes to Financial Statements.
26

Notes to Financial Statements

JANUARY 31, 2025 (UNAUDITED)

1. Organization

American Century Asset Allocation Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. One Choice In Retirement Portfolio, One Choice 2025 Portfolio, One Choice 2030 Portfolio, One Choice 2035 Portfolio, One Choice 2040 Portfolio, One Choice 2045 Portfolio, One Choice 2050 Portfolio, One Choice 2055 Portfolio, One Choice 2060 Portfolio and One Choice 2065 Portfolio (collectively, the funds) are ten funds in a series issued by the corporation. The funds operate as “funds of funds,” meaning substantially all of the funds’ assets will be invested in other American Century Investments mutual funds (the underlying funds). Each fund’s assets are allocated among underlying funds that represent major asset classes, including equity securities, fixed-income securities and short-term investments. The funds will assume the risks associated with their underlying funds. Additional information and attributes of each underlying fund are available at americancentury.com. The investment objective of One Choice In Retirement Portfolio is to seek current income. Capital appreciation is a secondary objective. The investment objective of each of the nine target date One Choice Portfolios is to seek the highest total return consistent with its asset mix. When a fund reaches its most conservative planned target asset allocation, which is expected to occur on approximately November 30 of the year before the target date, its target allocation will become fixed and will match that of One Choice In Retirement Portfolio.

Each fund represents a single operating segment as its operating results are monitored as a whole and the long-term asset allocation is determined in accordance with its prospectus, based on defined investment objectives executed by the fund’s portfolio management team. The President of the funds serves as the chief operating decision maker (CODM). The funds’ income, expenses, assets, and performance are regularly monitored and assessed by the CODM, using the information consistent with that presented in the financial statements and financial highlights.

The funds offer the Investor Class, I Class, A Class, C Class, R Class and R6 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the funds in preparation of their financial statements. Each fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The funds determine the fair value of their investments and compute their net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the funds are determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually. Investments in the underlying funds are valued at their reported NAV.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Income and capital gain distributions, if any, from the underlying funds are recorded as of the ex-dividend date. Long-term capital gain distributions, if any, from the underlying funds are a component of net realized gain (loss). Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Income Tax Status — It is each fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The funds file U.S. federal, state, local and non-U.S. tax returns as applicable. The funds' tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of each fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the funds are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly for One Choice In Retirement Portfolio. Distributions from net investment income, if any, are generally declared and paid annually for the nine target date One Choice Portfolios. Distributions from net realized gains, if any, are generally declared and paid annually for all funds. Each fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).

27

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business, the funds enter into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation's investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. ACIM serves as the investment advisor for the underlying funds.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the funds with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the funds, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on the daily net assets of each class of each fund and paid monthly in arrears. The difference in the fee among the classes of each fund is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of each fund’s assets, which do not vary by class.  Each year, the Board of Directors will approve a new management fee rate to be applied December 1st. The fee rate will be based on the most conservative neutral mix of the underlying funds as estimated by the portfolio managers for the upcoming year, and adjusted for each class to reflect such class’s separate arrangements for shareholder services. During the period ended January 31, 2025, the investment advisor agreed to waive a portion of each class of each fund’s management fee. The investment advisor expects these waivers to continue until November 30, 2025 and cannot terminate them prior to such date without the approval of the Board of Directors.

From August 1, 2024 until November 30, 2024, the annual management fee and the fee waiver for each class of each fund was as follows:

	Annual Management Fee			Fee Waiver
	Investor, A, C and R Classes	I Class	R6 Class	Investor, A, C and R Classes	I Class	R6 Class
One Choice In Retirement Portfolio	0.79%	0.60%	0.49%	0.05%	0.06%	0.10%
One Choice 2025 Portfolio	0.79%	0.60%	0.49%	0.03%	0.04%	0.08%
One Choice 2030 Portfolio	0.81%	0.62%	0.51%	0.03%	0.04%	0.08%
One Choice 2035 Portfolio	0.84%	0.65%	0.53%	0.03%	0.04%	0.07%
One Choice 2040 Portfolio	0.87%	0.67%	0.56%	0.04%	0.04%	0.08%
One Choice 2045 Portfolio	0.89%	0.70%	0.57%	0.03%	0.04%	0.06%
One Choice 2050 Portfolio	0.91%	0.72%	0.59%	0.03%	0.04%	0.06%
One Choice 2055 Portfolio	0.93%	0.73%	0.60%	0.05%	0.05%	0.07%
One Choice 2060 Portfolio	0.94%	0.74%	0.61%	0.06%	0.06%	0.08%
One Choice 2065 Portfolio	0.95%	0.75%	0.61%	0.07%	0.07%	0.08%

Effective December 1, 2024, the annual management fee and the fee waiver for each class of each fund are as follows:

	Annual Management Fee			Fee Waiver
	Investor, A, C and R Classes	I Class	R6 Class	Investor, A, C and R Classes	I Class	R6 Class
One Choice In Retirement Portfolio	0.78%	0.60%	0.49%	0.04%	0.06%	0.10%
One Choice 2025 Portfolio	0.78%	0.60%	0.49%	0.02%	0.04%	0.08%
One Choice 2030 Portfolio	0.80%	0.62%	0.50%	0.02%	0.04%	0.07%
One Choice 2035 Portfolio	0.83%	0.64%	0.52%	0.02%	0.03%	0.06%
One Choice 2040 Portfolio	0.86%	0.66%	0.55%	0.03%	0.03%	0.07%
One Choice 2045 Portfolio	0.88%	0.69%	0.56%	0.02%	0.03%	0.05%
One Choice 2050 Portfolio	0.90%	0.71%	0.58%	0.02%	0.03%	0.05%
One Choice 2055 Portfolio	0.92%	0.72%	0.59%	0.04%	0.04%	0.06%
One Choice 2060 Portfolio	0.93%	0.73%	0.60%	0.05%	0.05%	0.07%
One Choice 2065 Portfolio	0.94%	0.74%	0.60%	0.06%	0.06%	0.07%

28

For the period ended January 31, 2025, the effective annual management fee, the fee waiver and the effective annual management fee after waiver for each class of each fund are as follows:

	Effective Annual Management Fee			Fee Waiver
	Investor, A, C and R Classes	I Class	R6 Class	Investor, A, C and R Classes	I Class	R6 Class
One Choice In Retirement Portfolio	0.79%	0.60%	0.49%	0.05%	0.06%	0.10%
One Choice 2025 Portfolio	0.79%	0.60%	0.49%	0.03%	0.04%	0.08%
One Choice 2030 Portfolio	0.81%	0.62%	0.51%	0.03%	0.04%	0.08%
One Choice 2035 Portfolio	0.84%	0.65%	0.53%	0.03%	0.04%	0.07%
One Choice 2040 Portfolio	0.87%	0.67%	0.56%	0.04%	0.04%	0.08%
One Choice 2045 Portfolio	0.89%	0.70%	0.57%	0.03%	0.04%	0.06%
One Choice 2050 Portfolio	0.91%	0.72%	0.59%	0.03%	0.04%	0.06%
One Choice 2055 Portfolio	0.93%	0.73%	0.60%	0.05%	0.05%	0.07%
One Choice 2060 Portfolio	0.94%	0.74%	0.61%	0.06%	0.06%	0.08%
One Choice 2065 Portfolio	0.95%	0.75%	0.61%	0.07%	0.07%	0.08%

	Effective Annual Management Fee After Waiver
	Investor, A, C and R Classes	I Class	R6 Class
One Choice In Retirement Portfolio	0.74%	0.54%	0.39%
One Choice 2025 Portfolio	0.76%	0.56%	0.41%
One Choice 2030 Portfolio	0.78%	0.58%	0.43%
One Choice 2035 Portfolio	0.81%	0.61%	0.46%
One Choice 2040 Portfolio	0.83%	0.63%	0.48%
One Choice 2045 Portfolio	0.86%	0.66%	0.51%
One Choice 2050 Portfolio	0.88%	0.68%	0.53%
One Choice 2055 Portfolio	0.88%	0.68%	0.53%
One Choice 2060 Portfolio	0.88%	0.68%	0.53%
One Choice 2065 Portfolio	0.88%	0.68%	0.53%

The total amount of the waiver for each class of each fund for the period ended January 31, 2025 is as follows:

	Investor Class	I Class	A Class	C Class	R Class	R6 Class
One Choice In Retirement Portfolio	$176,933	$56,803	$49,225	$292	$51,120	$151,523
One Choice 2025 Portfolio	$77,265	$40,025	$23,247	$206	$31,440	$140,903
One Choice 2030 Portfolio	$50,869	$50,523	$25,439	$206	$45,556	$184,932
One Choice 2035 Portfolio	$76,617	$44,935	$29,535	$153	$51,376	$161,888
One Choice 2040 Portfolio	$55,876	$43,321	$31,065	$216	$66,910	$145,392
One Choice 2045 Portfolio	$57,395	$40,675	$21,925	$109	$48,495	$108,865
One Choice 2050 Portfolio	$32,518	$39,046	$19,300	$121	$40,353	$91,425
One Choice 2055 Portfolio	$34,075	$38,376	$23,913	$188	$53,767	$81,946
One Choice 2060 Portfolio	$20,945	$23,013	$15,569	$106	$43,575	$53,230
One Choice 2065 Portfolio	$3,393	$6,267	$3,593	$45	$12,035	$11,445

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. These fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended January 31, 2025 are detailed in the Statements of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the funds. The directors receive detailed information about the funds and their investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The funds' officers do not receive compensation from the funds.

29

4. Investment Transactions

Investment transactions for the period ended January 31, 2025 were as follows:

	One Choice In Retirement Portfolio	One Choice 2025 Portfolio	One Choice 2030 Portfolio	One Choice 2035 Portfolio	One Choice 2040 Portfolio
Purchases	$118,856,264	$105,017,369	$140,271,403	$144,867,059	$122,314,429
Sales	$277,477,219	$284,226,927	$259,155,585	$233,617,790	$180,366,876

	One Choice 2045 Portfolio	One Choice 2050 Portfolio	One Choice 2055 Portfolio	One Choice 2060 Portfolio	One Choice 2065 Portfolio
Purchases	$123,977,830	$108,286,514	$80,091,180	$61,454,789	$26,160,717
Sales	$181,698,221	$129,786,745	$88,922,299	$36,976,788	$4,974,420

5. Capital Share Transactions

The corporation is authorized to issue 6,000,000,000 shares. Transactions in shares of the funds were as follows:

	Six months ended January 31, 2025		Year ended July 31, 2024
	Shares	Amount	Shares	Amount
One Choice In Retirement Portfolio
Investor Class
Sold	3,546,513	$45,148,121	10,403,887	$124,630,248
Issued in reinvestment of distributions	1,752,242	21,768,134	2,795,538	33,444,127
Redeemed	(9,286,906)	(117,560,005)	(12,820,843)	(153,633,275)
	(3,988,151)	(50,643,750)	378,582	4,441,100
I Class
Sold	618,550	7,861,131	1,261,479	15,166,684
Issued in reinvestment of distributions	452,438	5,624,987	873,850	10,446,337
Redeemed	(2,097,299)	(26,805,205)	(6,442,547)	(77,957,164)
	(1,026,311)	(13,319,087)	(4,307,218)	(52,344,143)
A Class
Sold	1,413,243	18,030,004	3,385,805	39,626,611
Issued in reinvestment of distributions	466,435	5,793,726	724,081	8,662,284
Redeemed	(2,346,384)	(29,852,036)	(3,091,241)	(37,133,660)
	(466,706)	(6,028,306)	1,018,645	11,155,235
C Class
Sold	2,931	36,703	21,034	254,531
Issued in reinvestment of distributions	2,514	30,774	5,101	60,268
Redeemed	(15,284)	(191,591)	(82,359)	(983,369)
	(9,839)	(124,114)	(56,224)	(668,570)
R Class
Sold	1,342,722	16,985,157	3,082,276	36,783,398
Issued in reinvestment of distributions	489,662	6,057,988	757,415	9,033,631
Redeemed	(5,965,492)	(74,463,882)	(4,906,149)	(57,729,231)
	(4,133,108)	(51,420,737)	(1,066,458)	(11,912,202)
R6 Class
Sold	2,547,661	24,623,445	6,152,844	56,172,669
Issued in reinvestment of distributions	1,226,107	11,455,929	2,484,524	22,607,595
Redeemed	(8,344,126)	(80,291,970)	(21,831,961)	(199,995,601)
	(4,570,358)	(44,212,596)	(13,194,593)	(121,215,337)
Net increase (decrease)	(14,194,473)	$(165,748,590)	(17,227,266)	$(170,543,917)

30

	Six months ended January 31, 2025		Year ended July 31, 2024
	Shares	Amount	Shares	Amount
One Choice 2025 Portfolio
Investor Class
Sold	1,412,774	$20,387,287	3,302,664	$44,638,129
Issued in reinvestment of distributions	1,898,438	26,217,430	1,758,262	23,578,287
Redeemed	(5,781,116)	(83,390,080)	(10,475,112)	(141,567,860)
	(2,469,904)	(36,785,363)	(5,414,186)	(73,351,444)
I Class
Sold	800,878	11,387,182	1,946,463	26,408,144
Issued in reinvestment of distributions	656,807	9,070,503	718,845	9,632,528
Redeemed	(2,825,287)	(41,062,999)	(5,926,530)	(81,022,663)
	(1,367,602)	(20,605,314)	(3,261,222)	(44,981,991)
A Class
Sold	1,270,286	18,314,763	2,896,692	37,870,193
Issued in reinvestment of distributions	539,705	7,453,322	457,199	6,131,043
Redeemed	(1,689,162)	(24,256,515)	(2,863,515)	(38,848,864)
	120,829	1,511,570	490,376	5,152,372
C Class
Sold	3,804	54,622	6,021	82,004
Issued in reinvestment of distributions	4,118	57,080	4,040	54,343
Redeemed	(14,983)	(211,966)	(33,228)	(450,243)
	(7,061)	(100,264)	(23,167)	(313,896)
R Class
Sold	1,175,833	16,842,318	3,235,049	43,630,043
Issued in reinvestment of distributions	713,020	9,846,797	597,286	8,009,601
Redeemed	(4,124,910)	(58,490,343)	(4,959,668)	(65,816,195)
	(2,236,057)	(31,801,228)	(1,127,333)	(14,176,551)
R6 Class
Sold	2,323,948	23,228,407	8,124,065	76,958,449
Issued in reinvestment of distributions	2,402,800	22,586,322	2,730,894	25,506,551
Redeemed	(11,345,322)	(113,538,171)	(23,839,088)	(227,051,262)
	(6,618,574)	(67,723,442)	(12,984,129)	(124,586,262)
Net increase (decrease)	(12,578,369)	$(155,504,041)	(22,319,661)	$(252,257,772)

31

	Six months ended January 31, 2025		Year ended July 31, 2024
	Shares	Amount	Shares	Amount
One Choice 2030 Portfolio
Investor Class
Sold	2,614,106	$33,686,405	5,356,516	$64,548,352
Issued in reinvestment of distributions	1,325,977	16,415,591	867,233	10,354,768
Redeemed	(5,522,492)	(71,685,445)	(7,422,903)	(89,036,308)
	(1,582,409)	(21,583,449)	(1,199,154)	(14,133,188)
I Class
Sold	1,087,678	14,002,850	2,715,958	32,676,149
Issued in reinvestment of distributions	931,255	11,519,625	681,364	8,128,670
Redeemed	(2,642,788)	(34,399,578)	(7,129,099)	(86,495,931)
	(623,855)	(8,877,103)	(3,731,777)	(45,691,112)
A Class
Sold	2,052,412	26,512,530	4,449,053	51,372,211
Issued in reinvestment of distributions	632,243	7,814,517	347,467	4,145,278
Redeemed	(1,878,747)	(24,009,249)	(3,188,055)	(38,295,979)
	805,908	10,317,798	1,608,465	17,221,510
C Class
Sold	3,695	47,689	13,300	160,806
Issued in reinvestment of distributions	4,281	53,127	2,664	31,885
Redeemed	(31,231)	(400,548)	(57,111)	(678,856)
	(23,255)	(299,732)	(41,147)	(486,165)
R Class
Sold	2,283,316	29,348,113	5,940,187	71,139,979
Issued in reinvestment of distributions	1,111,780	13,763,843	611,763	7,298,328
Redeemed	(5,883,891)	(74,975,787)	(6,692,563)	(78,285,240)
	(2,488,795)	(31,863,831)	(140,613)	153,067
R6 Class
Sold	3,483,015	39,912,109	9,205,127	97,667,095
Issued in reinvestment of distributions	2,217,585	24,193,852	1,760,515	18,643,856
Redeemed	(9,977,603)	(114,453,025)	(21,813,611)	(233,698,406)
	(4,277,003)	(50,347,064)	(10,847,969)	(117,387,455)
Net increase (decrease)	(8,189,409)	$(102,653,381)	(14,352,195)	$(160,323,343)

32

	Six months ended January 31, 2025		Year ended July 31, 2024
	Shares	Amount	Shares	Amount
One Choice 2035 Portfolio
Investor Class
Sold	2,607,962	$43,269,082	4,995,291	$77,025,144
Issued in reinvestment of distributions	1,516,018	24,180,489	969,272	14,771,709
Redeemed	(5,001,714)	(83,160,176)	(8,099,753)	(124,555,225)
	(877,734)	(15,710,605)	(2,135,190)	(32,758,372)
I Class
Sold	834,749	13,854,744	2,411,461	37,091,348
Issued in reinvestment of distributions	670,822	10,706,321	487,857	7,439,809
Redeemed	(1,776,391)	(29,748,461)	(5,950,587)	(92,936,819)
	(270,820)	(5,187,396)	(3,051,269)	(48,405,662)
A Class
Sold	1,732,877	28,789,466	3,736,004	55,090,478
Issued in reinvestment of distributions	552,158	8,806,919	315,007	4,803,859
Redeemed	(1,467,128)	(24,257,620)	(3,197,983)	(49,116,065)
	817,907	13,338,765	853,028	10,778,272
C Class
Sold	4,038	66,001	22,301	338,653
Issued in reinvestment of distributions	2,382	38,001	1,311	19,977
Redeemed	(9,861)	(162,718)	(20,886)	(321,251)
	(3,441)	(58,716)	2,726	37,379
R Class
Sold	2,206,959	36,482,298	4,963,063	75,901,797
Issued in reinvestment of distributions	928,880	14,824,924	484,072	7,382,091
Redeemed	(4,187,528)	(68,591,226)	(4,852,708)	(72,210,436)
	(1,051,689)	(17,284,004)	594,427	11,073,452
R6 Class
Sold	3,468,423	36,426,666	10,927,216	107,250,174
Issued in reinvestment of distributions	3,262,065	32,196,578	2,448,444	23,774,394
Redeemed	(10,709,474)	(112,697,916)	(25,303,179)	(248,829,918)
	(3,978,986)	(44,074,672)	(11,927,519)	(117,805,350)
Net increase (decrease)	(5,364,763)	$(68,976,628)	(15,663,797)	$(177,080,281)

33

	Six months ended January 31, 2025		Year ended July 31, 2024
	Shares	Amount	Shares	Amount
One Choice 2040 Portfolio
Investor Class
Sold	2,276,169	$31,764,742	4,656,689	$59,965,800
Issued in reinvestment of distributions	1,139,775	15,204,601	512,066	6,533,958
Redeemed	(3,704,011)	(52,151,708)	(5,585,455)	(72,211,193)
	(288,067)	(5,182,365)	(416,700)	(5,711,435)
I Class
Sold	817,977	11,401,090	2,526,062	32,626,595
Issued in reinvestment of distributions	927,257	12,369,604	456,200	5,821,115
Redeemed	(1,650,704)	(23,214,528)	(5,285,736)	(68,830,700)
	94,530	556,166	(2,303,474)	(30,382,990)
A Class
Sold	1,613,301	22,546,079	3,736,095	45,684,040
Issued in reinvestment of distributions	600,370	8,008,944	230,536	2,941,640
Redeemed	(1,360,178)	(18,867,129)	(2,471,201)	(31,894,347)
	853,493	11,687,894	1,495,430	16,731,333
C Class
Sold	42,964	596,826	29,389	377,888
Issued in reinvestment of distributions	5,195	69,244	1,044	13,314
Redeemed	(7,797)	(106,691)	(38,174)	(488,373)
	40,362	559,379	(7,741)	(97,171)
R Class
Sold	2,527,614	35,163,511	5,817,170	74,526,512
Issued in reinvestment of distributions	1,294,396	17,267,249	440,582	5,621,829
Redeemed	(4,672,751)	(64,294,368)	(5,201,483)	(64,387,526)
	(850,741)	(11,863,608)	1,056,269	15,760,815
R6 Class
Sold	3,292,591	39,784,376	7,561,456	83,714,247
Issued in reinvestment of distributions	1,934,284	22,031,492	1,135,744	12,493,179
Redeemed	(8,060,050)	(97,247,242)	(16,609,036)	(185,012,904)
	(2,833,175)	(35,431,374)	(7,911,836)	(88,805,478)
Net increase (decrease)	(2,983,598)	$(39,673,908)	(8,088,052)	$(92,504,926)

34

	Six months ended January 31, 2025		Year ended July 31, 2024
	Shares	Amount	Shares	Amount
One Choice 2045 Portfolio
Investor Class
Sold	1,879,480	$34,132,290	3,190,830	$53,021,725
Issued in reinvestment of distributions	1,102,640	19,252,092	536,988	8,828,080
Redeemed	(3,485,380)	(63,442,722)	(4,377,097)	(72,886,626)
	(503,260)	(10,058,340)	(649,279)	(11,036,821)
I Class
Sold	810,011	14,727,642	2,256,533	37,600,510
Issued in reinvestment of distributions	573,128	10,012,538	308,977	5,082,670
Redeemed	(1,653,839)	(30,357,559)	(3,518,475)	(59,397,951)
	(270,700)	(5,617,379)	(952,965)	(16,714,771)
A Class
Sold	1,346,470	24,488,384	2,985,479	46,995,005
Issued in reinvestment of distributions	396,169	6,913,157	166,364	2,735,018
Redeemed	(1,300,671)	(23,460,781)	(1,925,151)	(32,137,878)
	441,968	7,940,760	1,226,692	17,592,145
C Class
Sold	2,751	49,745	5,064	83,247
Issued in reinvestment of distributions	1,545	26,907	815	13,369
Redeemed	(14,291)	(256,852)	(33,957)	(562,160)
	(9,995)	(180,200)	(28,078)	(465,544)
R Class
Sold	2,150,452	38,979,390	4,771,368	78,815,623
Issued in reinvestment of distributions	860,136	15,035,183	316,973	5,217,367
Redeemed	(3,096,358)	(55,761,341)	(4,299,992)	(68,743,175)
	(85,770)	(1,746,768)	788,349	15,289,815
R6 Class
Sold	3,431,041	36,998,975	9,292,948	92,803,057
Issued in reinvestment of distributions	2,778,517	28,035,239	1,641,418	16,167,966
Redeemed	(8,929,563)	(96,966,311)	(17,820,590)	(178,393,962)
	(2,720,005)	(31,932,097)	(6,886,224)	(69,422,939)
Net increase (decrease)	(3,147,762)	$(41,594,024)	(6,501,505)	$(64,758,115)

35

	Six months ended January 31, 2025		Year ended July 31, 2024
	Shares	Amount	Shares	Amount
One Choice 2050 Portfolio
Investor Class
Sold	2,025,456	$30,921,138	3,419,369	$47,657,241
Issued in reinvestment of distributions	745,399	10,964,814	308,232	4,232,021
Redeemed	(2,688,721)	(41,298,801)	(3,261,072)	(45,445,547)
	82,134	587,151	466,529	6,443,715
I Class
Sold	944,012	14,494,670	2,659,971	37,146,869
Issued in reinvestment of distributions	664,316	9,778,733	321,574	4,418,423
Redeemed	(1,746,768)	(27,001,595)	(4,125,447)	(58,447,519)
	(138,440)	(2,728,192)	(1,143,902)	(16,882,227)
A Class
Sold	1,611,745	24,664,442	3,565,324	46,928,505
Issued in reinvestment of distributions	407,849	5,999,455	141,584	1,943,946
Redeemed	(1,177,475)	(17,859,779)	(1,897,000)	(26,242,896)
	842,119	12,804,118	1,809,908	22,629,555
C Class
Sold	2,310	35,089	10,435	143,092
Issued in reinvestment of distributions	1,849	27,162	837	11,478
Redeemed	(29,454)	(453,501)	(22,760)	(320,092)
	(25,295)	(391,250)	(11,488)	(165,522)
R Class
Sold	2,165,511	33,018,771	5,150,810	71,246,799
Issued in reinvestment of distributions	841,532	12,387,345	269,868	3,710,691
Redeemed	(3,209,267)	(48,899,243)	(4,488,423)	(59,775,221)
	(202,224)	(3,493,127)	932,255	15,182,269
R6 Class
Sold	2,427,118	32,015,213	6,553,965	78,616,069
Issued in reinvestment of distributions	1,320,228	16,634,880	739,972	8,776,070
Redeemed	(5,521,166)	(73,191,316)	(12,862,964)	(154,673,999)
	(1,773,820)	(24,541,223)	(5,569,027)	(67,281,860)
Net increase (decrease)	(1,215,526)	$(17,762,523)	(3,515,725)	$(40,074,070)

36

	Six months ended January 31, 2025		Year ended July 31, 2024
	Shares	Amount	Shares	Amount
One Choice 2055 Portfolio
Investor Class
Sold	1,183,068	$20,620,821	2,204,116	$34,771,679
Issued in reinvestment of distributions	316,326	5,352,242	124,893	1,940,837
Redeemed	(1,682,098)	(29,626,893)	(1,735,294)	(27,491,621)
	(182,704)	(3,653,830)	593,715	9,220,895
I Class
Sold	708,322	12,376,289	2,146,641	33,745,335
Issued in reinvestment of distributions	369,612	6,250,147	176,944	2,747,942
Redeemed	(1,545,530)	(27,210,200)	(2,746,397)	(44,064,676)
	(467,596)	(8,583,764)	(422,812)	(7,571,399)
A Class
Sold	1,038,074	18,170,504	2,281,318	33,664,986
Issued in reinvestment of distributions	226,021	3,819,751	73,625	1,143,403
Redeemed	(810,249)	(14,122,564)	(1,277,623)	(20,115,911)
	453,846	7,867,691	1,077,320	14,692,478
C Class
Sold	4,870	84,643	7,285	112,237
Issued in reinvestment of distributions	1,335	22,425	312	4,810
Redeemed	(13,494)	(229,184)	(9,232)	(147,015)
	(7,289)	(122,116)	(1,635)	(29,968)
R Class
Sold	1,653,768	28,777,042	3,717,930	58,219,511
Issued in reinvestment of distributions	455,082	7,704,531	127,197	1,977,919
Redeemed	(1,915,608)	(33,451,112)	(3,175,602)	(47,751,770)
	193,242	3,030,461	669,525	12,445,660
R6 Class
Sold	2,169,685	30,695,112	5,485,695	69,816,534
Issued in reinvestment of distributions	843,187	11,433,615	454,427	5,716,687
Redeemed	(3,841,543)	(54,619,776)	(9,145,659)	(117,281,716)
	(828,671)	(12,491,049)	(3,205,537)	(41,748,495)
Net increase (decrease)	(839,172)	$(13,952,607)	(1,289,424)	$(12,990,829)

37

	Six months ended January 31, 2025		Year ended July 31, 2024
	Shares	Amount	Shares	Amount
One Choice 2060 Portfolio
Investor Class
Sold	757,535	$12,027,470	1,419,683	$20,395,342
Issued in reinvestment of distributions	142,276	2,205,282	68,355	962,438
Redeemed	(779,386)	(12,541,113)	(874,942)	(12,615,081)
	120,425	1,691,639	613,096	8,742,699
I Class
Sold	569,743	9,099,374	1,704,000	24,467,857
Issued in reinvestment of distributions	167,160	2,592,653	90,371	1,272,429
Redeemed	(765,668)	(12,247,490)	(1,378,265)	(20,152,064)
	(28,765)	(555,463)	416,106	5,588,222
A Class
Sold	807,211	12,858,042	1,657,060	22,141,220
Issued in reinvestment of distributions	105,662	1,637,749	40,129	564,608
Redeemed	(486,071)	(7,696,080)	(550,982)	(7,855,128)
	426,802	6,799,711	1,146,207	14,850,700
C Class
Sold	505	7,912	5,595	77,023
Issued in reinvestment of distributions	513	7,896	148	2,070
Redeemed	(4,446)	(69,459)	(2,260)	(31,262)
	(3,428)	(53,651)	3,483	47,831
R Class
Sold	1,542,730	24,432,705	3,351,668	47,597,783
Issued in reinvestment of distributions	258,762	4,010,814	93,696	1,318,335
Redeemed	(1,232,948)	(19,614,244)	(2,305,155)	(31,453,884)
	568,544	8,829,275	1,140,209	17,462,234
R6 Class
Sold	1,331,654	21,262,416	3,481,932	49,695,611
Issued in reinvestment of distributions	286,535	4,455,621	184,138	2,600,024
Redeemed	(1,657,728)	(26,629,111)	(4,552,958)	(65,409,579)
	(39,539)	(911,074)	(886,888)	(13,113,944)
Net increase (decrease)	1,044,039	$15,800,437	2,432,213	$33,577,742

38

	Six months ended January 31, 2025		Year ended July 31, 2024
	Shares	Amount	Shares	Amount
One Choice 2065 Portfolio
Investor Class
Sold	254,605	$3,277,364	425,006	$4,924,436
Issued in reinvestment of distributions	21,072	265,934	9,545	108,437
Redeemed	(154,306)	(1,992,711)	(152,984)	(1,793,741)
	121,371	1,550,587	281,567	3,239,132
I Class
Sold	331,533	4,286,251	902,038	10,467,385
Issued in reinvestment of distributions	41,015	517,201	17,554	199,235
Redeemed	(208,517)	(2,705,709)	(219,960)	(2,571,950)
	164,031	2,097,743	699,632	8,094,670
A Class
Sold	386,025	4,976,593	534,431	6,003,256
Issued in reinvestment of distributions	22,349	281,824	6,752	76,639
Redeemed	(71,697)	(925,156)	(83,511)	(998,263)
	336,677	4,333,261	457,672	5,081,632
C Class
Sold	721	9,214	2,562	28,817
Issued in reinvestment of distributions	169	2,127	80	905
Redeemed	(2,144)	(27,173)	(1,928)	(22,447)
	(1,254)	(15,832)	714	7,275
R Class
Sold	771,383	9,908,589	1,390,479	15,962,474
Issued in reinvestment of distributions	59,861	755,441	22,748	258,413
Redeemed	(402,390)	(5,188,742)	(435,319)	(4,762,962)
	428,854	5,475,288	977,908	11,457,925
R6 Class
Sold	771,955	10,002,065	1,269,608	14,710,176
Issued in reinvestment of distributions	70,849	894,115	32,216	365,971
Redeemed	(445,161)	(5,755,982)	(721,537)	(8,168,276)
	397,643	5,140,198	580,287	6,907,871
Net increase (decrease)	1,447,322	$18,581,245	2,997,780	$34,788,505

6. Fair Value Measurements

The funds' investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the funds. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the funds' investment securities were classified as Level 1. The Schedules of Investments provide additional information on the funds' portfolio holdings.

39

7. Risk Factors

The value of the funds’ shares will go up and down based on the performance of the underlying funds in which they invest. The value of the underlying funds’ shares will, in turn, fluctuate based on the performance of the securities they own and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the funds’ investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

	One Choice In Retirement Portfolio	One Choice 2025 Portfolio	One Choice 2030 Portfolio	One Choice 2035 Portfolio	One Choice 2040 Portfolio
Federal tax cost of investments	$1,396,003,637	$1,244,934,615	$1,393,677,479	$1,594,054,766	$1,220,817,576
Gross tax appreciation of investments	$233,497,590	$220,714,171	$221,455,873	$306,908,550	$225,576,710
Gross tax depreciation of investments	(46,908,652)	(43,022,848)	(51,866,893)	(60,310,914)	(45,322,483)
Net tax appreciation (depreciation) of investments	$186,588,938	$177,691,323	$169,588,980	$246,597,636	$180,254,227

	One Choice 2045 Portfolio	One Choice 2050 Portfolio	One Choice 2055 Portfolio	One Choice 2060 Portfolio	One Choice 2065 Portfolio
Federal tax cost of investments	$1,272,757,601	$1,015,277,806	$741,354,194	$451,438,782	$108,764,044
Gross tax appreciation of investments	$285,542,232	$214,059,641	$149,160,809	$66,496,859	$9,001,071
Gross tax depreciation of investments	(44,875,411)	(26,613,521)	(14,234,408)	(6,920,113)	(809,933)
Net tax appreciation (depreciation) of investments	$240,666,821	$187,446,120	$134,926,401	$59,576,746	$8,191,138

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

9. Investments in Underlying Funds

The funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by the funds within their investment strategies may represent a significant portion of the underlying funds’ net assets.

10. Corporate Event

On March 8, 2025, the Board of Directors approved an agreement and plan of reorganization (the reorganization), whereby the net assets of One Choice 2025 Portfolio will be transferred to One Choice In Retirement Portfolio in exchange for shares of One Choice In Retirement Portfolio. The financial statements and performance history of One Choice In Retirement Portfolio will survive after the reorganization. The reorganization is expected to be effective at the close of the NYSE on June 13, 2025.
40

11. Affiliated Fund Transactions

 A summary of transactions for each underlying fund for the period ended January 31, 2025 follows:

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice In Retirement Portfolio (Amounts in thousands)
Diversified Bond Fund	$326,415	$11,928	$41,792	$(1,647)	$294,904	32,514	$(4,565)	$7,845
High Income Fund	61,695	2,138	10,044	1,699	55,488	6,371	(1,093)	2,139
Inflation-Adjusted Bond Fund	58,256	1,135	6,910	(135)	52,346	5,004	(578)	1,135
Short Duration Fund	135,203	4,004	19,382	1,232	121,057	12,365	(1,081)	3,367
Short Duration Inflation Protection Bond Fund	126,234	3,728	16,570	(171)	113,221	10,887	186	2,978
Focused Large Cap Value Fund	155,850	14,189	20,880	(8,576)	140,583	13,325	5,440	12,010
Growth Fund	89,326	5,553	21,531	(9,371)	63,977	1,027	16,316	3,513
Heritage Fund	32,323	3,386	4,597	(944)	30,168	980	3,857	3,386
Large Cap Equity Fund(3)	177,168	12,205	18,538	(7,737)	163,098	2,999	8,729	11,693
Mid Cap Value Fund	56,873	4,185	7,211	(3,200)	50,647	3,144	1,504	4,073
Select Fund	22,873	23,194	4,077	619	42,609	323	187	1,455
Small Cap Dividend Fund	—	16,658	—	(459)	16,199	1,467	—	95
Small Cap Growth Fund	17,905	183	2,335	796	16,549	647	684	182
Emerging Markets Debt Fund	19,530	707	3,024	340	17,553	1,992	(423)	542
Global Bond Fund	237,462	5,093	32,202	3,768	214,121	24,499	(3,869)	4,487
Global Real Estate Fund	17,850	517	2,052	(232)	16,083	1,231	318	516
International Growth Fund	83,814	2,666	7,494	(1,859)	77,127	5,979	1,339	1,149
International Small-Mid Cap Fund	10,099	404	798	(646)	9,059	920	29	262
International Value Fund	96,967	6,899	11,174	(4,888)	87,804	10,127	827	4,414
Small Cap Value Fund	18,288	84	10,874	(7,498)	—	—	8,185	85
	$1,744,131	$118,856	$241,485	$(38,909)	$1,582,593	135,801	$35,992	$65,326
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Effective December 10, 2024, the name of Sustainable Equity Fund was changed to Large Cap Equity Fund.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice 2025 Portfolio (Amounts in thousands)
Diversified Bond Fund	$299,216	$8,030	$40,505	$(1,253)	$265,488	29,271	$(4,377)	$7,192
High Income Fund	57,617	1,979	11,333	1,791	50,054	5,747	(1,193)	1,979
Inflation-Adjusted Bond Fund	55,257	1,012	9,170	93	47,192	4,512	(677)	1,012
Short Duration Fund	119,464	5,344	17,010	1,080	108,878	11,121	(965)	3,033
Short Duration Inflation Protection Bond Fund	111,211	5,328	14,621	11	101,929	9,801	16	2,658
Focused Large Cap Value Fund	142,822	12,025	21,216	(7,531)	126,100	11,953	4,957	10,842
Growth Fund	82,767	4,437	15,728	(14,070)	57,406	921	20,574	3,131
Heritage Fund	30,333	3,019	4,734	(1,767)	26,851	873	4,623	3,019
Large Cap Equity Fund(3)	164,564	11,314	19,890	(9,657)	146,331	2,690	11,019	10,440
Mid Cap Value Fund	52,705	3,692	7,624	(3,514)	45,259	2,809	2,100	3,692
Select Fund	21,232	21,244	4,320	450	38,606	293	339	1,297
Small Cap Dividend Fund	—	14,748	—	(409)	14,339	1,299	—	84
Small Cap Growth Fund	16,771	165	2,838	527	14,625	572	840	165
Emerging Markets Debt Fund	18,924	504	4,056	503	15,875	1,802	(537)	504
Global Bond Fund	216,475	4,770	31,787	3,716	193,174	22,102	(3,699)	4,007
Global Real Estate Fund	16,726	467	2,380	(215)	14,598	1,117	355	467
International Growth Fund	78,005	1,369	7,012	(3,301)	69,061	5,354	2,906	1,025
International Small-Mid Cap Fund	10,048	238	1,407	(678)	8,201	833	129	238
International Value Fund	88,989	5,253	11,060	(4,523)	78,659	9,073	923	3,937
Emerging Markets Fund	1,226	—	560	(666)	—	—	715	—
Small Cap Value Fund	17,133	79	10,227	(6,985)	—	—	7,602	79
Non-U.S. Intrinsic Value Fund	1,111	—	716	(395)	—	—	383	—
	$1,602,596	$105,017	$238,194	$(46,793)	$1,422,626	122,143	$46,033	$58,801
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Effective December 10, 2024, the name of Sustainable Equity Fund was changed to Large Cap Equity Fund.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice 2030 Portfolio (Amounts in thousands)
Focused Large Cap Value Fund	$155,188	$15,401	$21,748	$(5,724)	$143,117	13,566	$2,823	$12,016
Growth Fund	99,669	7,370	24,137	(10,762)	72,140	1,158	18,594	3,877
Heritage Fund	39,384	4,036	6,009	(271)	37,140	1,207	3,959	4,036
Large Cap Equity Fund(3)	177,241	13,915	18,227	(5,958)	166,971	3,070	7,166	11,648
Mid Cap Value Fund	64,847	4,789	7,761	(3,255)	58,620	3,639	1,430	4,636
Select Fund	25,111	26,336	4,075	622	47,994	364	272	1,606
Small Cap Dividend Fund	—	20,121	—	(534)	19,587	1,774	—	113
Small Cap Growth Fund	21,587	219	2,582	989	20,213	790	822	218
Diversified Bond Fund	310,890	18,030	40,836	(1,399)	286,685	31,608	(4,721)	7,604
High Income Fund	67,609	2,380	10,163	1,773	61,599	7,072	(1,070)	2,380
Inflation-Adjusted Bond Fund	72,263	1,400	7,657	(174)	65,832	6,294	(678)	1,401
Short Duration Fund	77,816	4,108	7,650	511	74,785	7,639	(447)	2,032
Short Duration Inflation Protection Bond Fund	67,819	3,915	5,888	10	65,856	6,332	(29)	1,697
Emerging Markets Debt Fund	29,602	821	4,416	493	26,500	3,008	(591)	821
Global Bond Fund	212,064	5,692	25,191	2,911	195,476	22,366	(2,999)	4,030
Emerging Markets Fund	13,891	222	2,160	(404)	11,549	1,002	526	221
Global Real Estate Fund	21,023	608	2,353	(214)	19,064	1,459	327	608
International Growth Fund	87,786	3,135	7,243	(1,234)	82,444	6,391	746	1,193
International Small-Mid Cap Fund	17,588	447	1,360	(1,160)	15,515	1,575	102	447
International Value Fund	88,143	5,971	7,152	(4,086)	82,876	9,559	404	4,042
Non-U.S. Intrinsic Value Fund	11,113	1,253	1,631	(1,432)	9,303	1,098	(1)	1,082
Focused Dynamic Growth Fund(4)	1,178	—	534	(644)	—	—	774	—
Small Cap Value Fund	22,050	102	14,094	(8,058)	—	—	8,880	102
	$1,683,862	$140,271	$222,867	$(38,000)	$1,563,266	130,971	$36,289	$65,810
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Effective December 10, 2024, the name of Sustainable Equity Fund was changed to Large Cap Equity Fund.
(4)Non-income producing.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice 2035 Portfolio (Amounts in thousands)
Focused Dynamic Growth Fund(3)	$14,294	—	$1,922	$(17)	$12,355	161	$2,727	—
Focused Large Cap Value Fund	182,942	$16,357	19,685	(6,657)	172,957	16,394	3,004	$14,433
Growth Fund	121,360	9,632	24,892	(12,138)	93,962	1,508	21,681	5,052
Heritage Fund	57,171	5,954	7,829	(559)	54,737	1,779	5,929	5,954
Large Cap Equity Fund(4)	207,260	15,135	17,915	(5,804)	198,676	3,653	6,998	13,888
Mid Cap Value Fund	85,486	6,216	8,456	(4,118)	79,128	4,912	1,651	6,216
Select Fund	26,142	27,514	4,022	749	50,383	383	171	1,693
Small Cap Growth Fund	29,800	318	3,416	1,540	28,242	1,104	993	309
Small Cap Value Fund	30,439	1,857	2,770	(1,954)	27,572	2,525	575	1,765
Diversified Bond Fund	340,497	19,626	36,103	(2,564)	321,456	35,442	(4,187)	8,395
High Income Fund	82,807	2,961	9,799	1,894	77,863	8,940	(1,034)	2,962
Inflation-Adjusted Bond Fund	86,594	2,737	6,218	(510)	82,603	7,897	(601)	1,750
Short Duration Fund	48,641	4,266	3,315	233	49,825	5,089	(198)	1,306
Short Duration Inflation Protection Bond Fund	39,874	3,756	2,384	52	41,298	3,971	(96)	1,055
Emerging Markets Fund	35,982	883	4,449	(510)	31,906	2,767	757	616
Global Real Estate Fund	28,564	840	2,814	(171)	26,419	2,021	290	840
International Growth Fund	105,833	3,647	6,325	(1,296)	101,859	7,896	720	1,465
International Small-Mid Cap Fund	28,389	741	1,476	(1,883)	25,771	2,616	109	741
International Value Fund	91,844	7,456	6,104	(4,017)	89,179	10,286	85	4,331
Non-U.S. Intrinsic Value Fund	25,189	3,632	2,099	(3,532)	23,190	2,738	(32)	2,685
Emerging Markets Debt Fund	42,302	1,287	4,531	441	39,499	4,483	(623)	1,205
Global Bond Fund	220,138	10,052	20,877	2,459	211,772	24,230	(2,701)	4,349
	$1,931,548	$144,867	$197,401	$(38,362)	$1,840,652	150,795	$36,218	$81,010
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.
(4)Effective December 10, 2024, the name of Sustainable Equity Fund was changed to Large Cap Equity Fund.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice 2040 Portfolio (Amounts in thousands)
Focused Dynamic Growth Fund(3)	$22,433	—	$2,589	$676	$20,520	267	$3,634	—
Focused Large Cap Value Fund	144,769	$13,728	16,356	(4,522)	137,619	13,044	1,541	$11,521
Growth Fund	96,742	9,357	20,569	(6,247)	79,283	1,272	13,591	4,270
Heritage Fund	55,821	5,914	8,320	351	53,766	1,747	4,894	5,915
Large Cap Equity Fund(4)	160,428	14,022	16,476	(3,229)	154,745	2,845	4,170	10,836
Mid Cap Value Fund	74,922	5,510	7,498	(3,267)	69,667	4,324	1,041	5,510
Select Fund	16,440	17,799	2,393	511	32,357	246	55	1,089
Small Cap Growth Fund	27,133	385	2,957	1,502	26,063	1,019	849	285
Small Cap Value Fund	27,713	2,188	2,524	(1,751)	25,626	2,347	499	1,628
Diversified Bond Fund	252,156	19,534	28,819	(1,708)	241,163	26,589	(3,446)	6,285
High Income Fund	62,422	2,416	6,950	1,381	59,269	6,805	(740)	2,248
Inflation-Adjusted Bond Fund	56,182	2,199	4,256	(101)	54,024	5,165	(655)	1,153
Short Duration Fund	14,566	2,777	1,214	86	16,215	1,656	(81)	412
Short Duration Inflation Protection Bond Fund	11,921	2,480	924	43	13,520	1,300	(77)	347
Emerging Markets Fund	47,248	1,428	5,105	(208)	43,363	3,761	479	836
Global Real Estate Fund	25,604	767	2,264	(154)	23,953	1,833	216	767
International Growth Fund	82,996	3,721	5,509	(793)	80,415	6,234	261	1,164
International Small-Mid Cap Fund	27,442	767	958	(1,739)	25,512	2,590	(43)	738
International Value Fund	61,082	5,480	3,918	(2,627)	60,017	6,922	(51)	2,916
Non-U.S. Intrinsic Value Fund	29,485	4,950	2,383	(4,217)	27,835	3,286	(106)	3,259
Emerging Markets Debt Fund	35,152	1,280	3,668	372	33,136	3,761	(548)	1,009
Global Bond Fund	126,787	5,612	10,970	1,575	123,004	14,074	(1,737)	2,536
	$1,459,444	$122,314	$156,620	$(24,066)	$1,401,072	111,087	$23,746	$64,724
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.
(4)Effective December 10, 2024, the name of Sustainable Equity Fund was changed to Large Cap Equity Fund.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice 2045 Portfolio (Amounts in thousands)
Focused Dynamic Growth Fund(3)	$37,638	—	$3,749	$2,113	$36,002	469	$5,214	—
Focused Large Cap Value Fund	165,500	$14,351	18,964	(5,404)	155,483	14,738	2,098	$12,964
Growth Fund	104,380	9,125	15,176	(6,444)	91,885	1,474	14,151	4,932
Heritage Fund	76,208	8,154	11,193	915	74,084	2,408	6,219	8,154
Large Cap Equity Fund(4)	174,426	11,898	13,387	(3,749)	169,188	3,111	4,744	11,736
Mid Cap Value Fund	92,307	6,804	8,997	(3,991)	86,123	5,346	1,229	6,804
Select Fund	13,170	14,014	1,341	429	26,272	199	37	870
Small Cap Growth Fund	34,896	365	3,818	1,918	33,361	1,304	1,074	365
Small Cap Value Fund	35,642	2,189	2,903	(2,291)	32,637	2,989	673	2,088
Diversified Bond Fund	252,621	24,630	30,411	(1,166)	245,674	27,086	(4,050)	6,329
High Income Fund	62,304	2,976	5,453	1,220	61,047	7,009	(588)	2,284
Inflation-Adjusted Bond Fund	50,128	1,775	2,799	(230)	48,874	4,672	(453)	1,038
Emerging Markets Fund	75,761	5,162	7,501	(116)	73,306	6,358	475	1,403
Global Real Estate Fund	32,769	998	3,108	(126)	30,533	2,336	235	974
International Growth Fund	90,483	3,145	5,096	(914)	87,618	6,792	403	1,264
International Small-Mid Cap Fund	34,727	1,329	835	(2,191)	33,030	3,353	(99)	952
International Value Fund	58,126	4,478	3,852	(2,525)	56,227	6,485	54	2,720
Non-U.S. Intrinsic Value Fund	39,961	7,294	3,315	(5,758)	38,182	4,508	(170)	4,498
Emerging Markets Debt Fund	37,262	1,925	2,549	209	36,847	4,182	(436)	1,102
Global Bond Fund	100,241	3,366	7,726	1,170	97,051	11,104	(1,284)	1,997
	$1,568,550	$123,978	$152,173	$(26,931)	$1,513,424	115,923	$29,526	$72,474
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.
(4)Effective December 10, 2024, the name of Sustainable Equity Fund was changed to Large Cap Equity Fund.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice 2050 Portfolio (Amounts in thousands)
Focused Dynamic Growth Fund(3)	$42,093	$681	$4,307	$3,332	$41,799	544	$4,972	—
Focused Large Cap Value Fund	139,931	13,495	14,712	(3,937)	134,777	12,775	1,090	$11,167
Growth Fund	84,611	8,750	12,046	(1,062)	80,253	1,288	7,036	4,261
Heritage Fund	64,742	7,232	9,884	1,987	64,077	2,082	4,092	7,023
Large Cap Equity Fund(4)	148,347	11,954	10,504	(2,681)	147,116	2,705	3,521	10,111
Mid Cap Value Fund	78,540	6,095	7,137	(3,017)	74,481	4,623	688	5,827
Select Fund	5,930	6,673	314	193	12,482	95	4	410
Small Cap Growth Fund	29,642	313	2,981	1,719	28,693	1,122	830	313
Small Cap Value Fund	30,281	3,156	2,929	(1,918)	28,590	2,618	555	1,791
Emerging Markets Fund	64,424	5,888	5,926	24	64,410	5,586	295	1,212
Global Real Estate Fund	27,742	1,452	2,497	(185)	26,512	2,028	268	832
International Growth Fund	76,677	3,404	3,866	(544)	75,671	5,866	89	1,088
International Small-Mid Cap Fund	29,339	1,226	196	(1,952)	28,417	2,885	(21)	815
International Value Fund	45,361	3,643	2,478	(1,935)	44,591	5,143	—	2,155
Non-U.S. Intrinsic Value Fund	37,857	7,194	2,649	(5,562)	36,840	4,349	(156)	4,358
Diversified Bond Fund	158,446	19,190	19,328	(982)	157,326	17,346	(2,360)	4,008
High Income Fund	39,057	2,095	2,675	686	39,163	4,496	(289)	1,443
Inflation-Adjusted Bond Fund	31,215	1,740	1,251	(233)	31,471	3,009	(209)	664
Emerging Markets Debt Fund	23,148	1,511	1,022	33	23,670	2,687	(186)	695
Global Bond Fund	62,745	2,595	3,440	485	62,385	7,138	(574)	1,274
	$1,220,128	$108,287	$110,142	$(15,549)	$1,202,724	88,385	$19,645	$59,447
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.
(4)Effective December 10, 2024, the name of Sustainable Equity Fund was changed to Large Cap Equity Fund.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice 2055 Portfolio (Amounts in thousands)
Focused Dynamic Growth Fund(3)	$40,607	$1,727	$5,220	$3,652	$40,766	531	$4,535	—
Focused Large Cap Value Fund	109,131	11,594	11,409	(2,742)	106,574	10,102	479	$8,749
Growth Fund	62,638	6,789	7,196	1,472	63,703	1,022	2,701	3,341
Heritage Fund	50,309	6,042	7,614	2,030	50,767	1,650	2,736	5,505
Large Cap Equity Fund(4)	115,186	10,773	8,429	(1,751)	115,779	2,129	2,402	7,929
Mid Cap Value Fund	61,362	4,944	5,214	(2,129)	58,963	3,660	278	4,580
Select Fund	186	1,539	2	(22)	1,701	13	—	56
Small Cap Growth Fund	23,212	498	2,308	1,383	22,785	891	622	246
Small Cap Value Fund	23,723	2,606	2,282	(1,488)	22,559	2,066	427	1,409
Emerging Markets Fund	50,565	4,760	4,762	69	50,632	4,391	165	949
Global Real Estate Fund	21,845	1,180	1,944	(164)	20,917	1,600	246	655
International Growth Fund	59,625	3,293	2,537	(381)	60,000	4,651	3	853
International Small-Mid Cap Fund	22,726	1,228	—	(1,548)	22,406	2,275	—	641
International Value Fund	32,859	2,561	1,225	(1,392)	32,803	3,784	(31)	1,565
Non-U.S. Intrinsic Value Fund	31,895	6,763	2,119	(4,755)	31,784	3,753	(134)	3,716
Diversified Bond Fund	87,994	9,651	9,352	(684)	87,609	9,659	(1,159)	2,225
High Income Fund	21,583	1,116	1,427	374	21,646	2,485	(154)	799
Inflation-Adjusted Bond Fund	17,378	787	745	(120)	17,300	1,654	(120)	365
Emerging Markets Debt Fund	12,854	757	587	16	13,040	1,480	(100)	384
Global Bond Fund	34,764	1,483	1,974	274	34,547	3,953	(319)	702
	$880,442	$80,091	$76,346	$(7,906)	$876,281	61,749	$12,577	$44,669
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.
(4)Effective December 10, 2024, the name of Sustainable Equity Fund was changed to Large Cap Equity Fund.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice 2060 Portfolio (Amounts in thousands)
Focused Dynamic Growth Fund(3)	$23,758	$1,611	$3,436	$3,571	$25,504	332	$1,406	—
Focused Large Cap Value Fund	61,939	9,046	5,530	(1,406)	64,049	6,071	(22)	$5,199
Growth Fund	35,775	4,199	3,649	1,860	38,185	613	506	1,985
Heritage Fund	28,433	4,339	4,136	1,793	30,429	989	945	3,274
Large Cap Equity Fund(4)	65,781	7,667	3,535	(63)	69,850	1,284	361	4,719
Mid Cap Value Fund	34,577	3,816	1,842	(1,138)	35,413	2,198	(20)	2,721
Small Cap Growth Fund	12,950	733	1,138	1,053	13,598	532	120	147
Small Cap Value Fund	13,227	2,068	1,000	(746)	13,549	1,241	134	837
Emerging Markets Fund	28,572	4,134	2,442	227	30,491	2,644	(127)	568
Global Real Estate Fund	12,194	1,080	620	(21)	12,633	967	11	388
International Growth Fund	33,914	4,009	1,828	(129)	35,966	2,788	(69)	508
International Small-Mid Cap Fund	12,837	1,633	—	(910)	13,560	1,377	—	382
International Value Fund	18,117	2,171	472	(783)	19,033	2,195	(22)	906
Non-U.S. Intrinsic Value Fund	18,686	5,045	1,329	(2,843)	19,559	2,309	(130)	2,280
Diversified Bond Fund	41,946	5,740	2,119	(590)	44,977	4,959	(351)	1,104
High Income Fund	10,375	917	378	147	11,061	1,270	(41)	394
Inflation-Adjusted Bond Fund	8,259	871	200	(91)	8,839	845	(36)	184
Emerging Markets Debt Fund	6,118	709	147	(18)	6,662	756	(27)	189
Global Bond Fund	16,570	1,667	648	69	17,658	2,020	(110)	355
	$484,028	$61,455	$34,449	$(18)	$511,016	35,390	$2,528	$26,140
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.
(4)Effective December 10, 2024, the name of Sustainable Equity Fund was changed to Large Cap Equity Fund.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice 2065 Portfolio (Amounts in thousands)
Focused Dynamic Growth Fund(3)	$4,845	$775	$609	$1,011	$6,022	78	$70	—
Focused Large Cap Value Fund	12,543	3,728	780	(357)	15,134	1,435	(13)	$1,171
Growth Fund	7,295	1,733	443	482	9,067	145	7	452
Heritage Fund	5,729	1,535	602	482	7,144	232	76	742
Large Cap Equity Fund(4)	13,353	3,596	454	(3)	16,492	303	3	1,071
Mid Cap Value Fund	6,946	1,880	241	(270)	8,315	516	(12)	614
Small Cap Growth Fund	2,604	416	88	246	3,178	124	8	33
Small Cap Value Fund	2,663	741	121	(142)	3,141	288	10	189
Emerging Markets Fund	5,798	1,759	475	91	7,173	622	(85)	129
Global Real Estate Fund	2,439	595	54	(15)	2,965	227	(6)	88
International Growth Fund	6,870	1,885	229	(7)	8,519	660	(24)	115
International Small-Mid Cap Fund	2,603	761	20	(190)	3,154	320	(5)	86
International Value Fund	3,536	1,036	66	(160)	4,346	501	(7)	200
Non-U.S. Intrinsic Value Fund	3,865	1,797	222	(649)	4,791	566	(19)	527
Diversified Bond Fund	7,200	2,259	574	(100)	8,785	969	(76)	201
High Income Fund	1,800	392	27	21	2,186	251	(3)	72
Inflation-Adjusted Bond Fund	1,426	339	2	(24)	1,739	166	—	35
Emerging Markets Debt Fund	1,061	249	—	(10)	1,300	148	—	35
Global Bond Fund	2,874	685	53	(2)	3,504	401	(9)	67
	$95,450	$26,161	$5,060	$404	$116,955	7,952	$(85)	$5,827
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.
(4)Effective December 10, 2024, the name of Sustainable Equity Fund was changed to Large Cap Equity Fund.

Financial Highlights

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice In Retirement Portfolio
Investor Class
2025(3)	$12.57	0.23	0.20	0.43	(0.22)	(0.17)	(0.39)	$12.61	3.41%	0.74%	0.79%	3.64%	3.59%	7%	$740,413
2024	$12.02	0.34	0.77	1.11	(0.32)	(0.24)	(0.56)	$12.57	9.50%	0.74%	0.79%	2.87%	2.82%	14%	$787,839
2023	$12.21	0.32	0.06	0.38	(0.30)	(0.27)	(0.57)	$12.02	3.44%	0.74%	0.78%	2.77%	2.73%	16%	$748,717
2022	$14.39	0.58	(1.65)	(1.07)	(0.56)	(0.55)	(1.11)	$12.21	(8.11)%	0.74%	0.77%	4.31%	4.28%	18%	$826,119
2021	$13.15	0.18	1.78	1.96	(0.16)	(0.56)	(0.72)	$14.39	15.64%	0.74%	0.77%	1.34%	1.31%	29%	$991,945
2020	$13.23	0.23	0.64	0.87	(0.23)	(0.72)	(0.95)	$13.15	6.67%	0.74%	0.77%	1.80%	1.77%	24%	$607,393
I Class
2025(3)	$12.57	0.24	0.21	0.45	(0.23)	(0.17)	(0.40)	$12.62	3.60%	0.54%	0.60%	3.84%	3.78%	7%	$182,431
2024	$12.02	0.37	0.76	1.13	(0.34)	(0.24)	(0.58)	$12.57	9.72%	0.54%	0.60%	3.07%	3.01%	14%	$194,676
2023	$12.21	0.35	0.05	0.40	(0.32)	(0.27)	(0.59)	$12.02	3.64%	0.54%	0.59%	2.97%	2.92%	16%	$237,898
2022	$14.39	0.62	(1.66)	(1.04)	(0.59)	(0.55)	(1.14)	$12.21	(7.92)%	0.54%	0.58%	4.51%	4.47%	18%	$306,979
2021	$13.15	0.21	1.78	1.99	(0.19)	(0.56)	(0.75)	$14.39	15.78%	0.54%	0.59%	1.54%	1.49%	29%	$537,817
2020	$13.24	0.26	0.62	0.88	(0.25)	(0.72)	(0.97)	$13.15	6.88%	0.54%	0.60%	2.00%	1.94%	24%	$191,356
A Class
2025(3)	$12.57	0.22	0.20	0.42	(0.20)	(0.17)	(0.37)	$12.62	3.36%	0.99%	1.04%	3.39%	3.34%	7%	$207,401
2024	$12.02	0.32	0.76	1.08	(0.29)	(0.24)	(0.53)	$12.57	9.23%	0.99%	1.04%	2.62%	2.57%	14%	$212,507
2023	$12.21	0.29	0.06	0.35	(0.27)	(0.27)	(0.54)	$12.02	3.18%	0.99%	1.03%	2.52%	2.48%	16%	$190,934
2022	$14.39	0.54	(1.65)	(1.11)	(0.52)	(0.55)	(1.07)	$12.21	(8.34)%	0.99%	1.02%	4.06%	4.03%	18%	$202,196
2021	$13.15	0.15	1.78	1.93	(0.13)	(0.56)	(0.69)	$14.39	15.28%	0.99%	1.02%	1.09%	1.06%	29%	$267,135
2020	$13.24	0.19	0.63	0.82	(0.19)	(0.72)	(0.91)	$13.15	6.40%	0.99%	1.02%	1.55%	1.52%	24%	$114,462
C Class
2025(3)	$12.42	0.17	0.19	0.36	(0.15)	(0.17)	(0.32)	$12.46	2.93%	1.74%	1.79%	2.64%	2.59%	7%	$1,235
2024	$11.88	0.22	0.76	0.98	(0.20)	(0.24)	(0.44)	$12.42	8.43%	1.74%	1.79%	1.87%	1.82%	14%	$1,353
2023	$12.07	0.20	0.06	0.26	(0.18)	(0.27)	(0.45)	$11.88	2.44%	1.74%	1.78%	1.77%	1.73%	16%	$1,962
2022	$14.25	0.46	(1.65)	(1.19)	(0.44)	(0.55)	(0.99)	$12.07	(9.03)%	1.74%	1.77%	3.31%	3.28%	18%	$2,664
2021	$13.08	0.06	1.75	1.81	(0.08)	(0.56)	(0.64)	$14.25	14.40%	1.74%	1.77%	0.34%	0.31%	29%	$4,636
2020	$13.18	0.10	0.63	0.73	(0.11)	(0.72)	(0.83)	$13.08	5.65%	1.74%	1.77%	0.80%	0.77%	24%	$3,020

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice In Retirement Portfolio
R Class
2025(3)	$12.53	0.21	0.19	0.40	(0.18)	(0.17)	(0.35)	$12.58	3.23%	1.24%	1.29%	3.14%	3.09%	7%	$176,519
2024	$11.98	0.28	0.77	1.05	(0.26)	(0.24)	(0.50)	$12.53	8.99%	1.24%	1.29%	2.37%	2.32%	14%	$227,675
2023	$12.17	0.26	0.06	0.32	(0.24)	(0.27)	(0.51)	$11.98	2.93%	1.24%	1.28%	2.27%	2.23%	16%	$230,485
2022	$14.35	0.51	(1.65)	(1.14)	(0.49)	(0.55)	(1.04)	$12.17	(8.60)%	1.24%	1.27%	3.81%	3.78%	18%	$229,286
2021	$13.13	0.12	1.77	1.89	(0.11)	(0.56)	(0.67)	$14.35	15.00%	1.24%	1.27%	0.84%	0.81%	29%	$268,946
2020	$13.22	0.16	0.63	0.79	(0.16)	(0.72)	(0.88)	$13.13	6.15%	1.24%	1.27%	1.30%	1.27%	24%	$129,338
R6 Class
2025(3)	$9.54	0.19	0.15	0.34	(0.24)	(0.17)	(0.41)	$9.47	3.59%	0.39%	0.49%	3.99%	3.89%	7%	$274,590
2024	$9.26	0.30	0.58	0.88	(0.36)	(0.24)	(0.60)	$9.54	9.92%	0.39%	0.49%	3.22%	3.12%	14%	$320,081
2023	$9.55	0.28	0.04	0.32	(0.34)	(0.27)	(0.61)	$9.26	3.81%	0.39%	0.49%	3.12%	3.02%	16%	$432,925
2022	$11.50	0.51	(1.30)	(0.79)	(0.61)	(0.55)	(1.16)	$9.55	(7.75)%	0.39%	0.48%	4.66%	4.57%	18%	$466,333
2021	$10.66	0.18	1.43	1.61	(0.21)	(0.56)	(0.77)	$11.50	15.94%	0.39%	0.50%	1.69%	1.58%	29%	$608,763
2020	$10.91	0.22	0.52	0.74	(0.27)	(0.72)	(0.99)	$10.66	7.08%	0.39%	0.51%	2.15%	2.03%	24%	$221,796

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended January 31, 2025 (unaudited).
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2025 Portfolio
Investor Class
2025(3)	$14.28	0.26	0.23	0.49	(0.38)	(0.32)	(0.70)	$14.07	3.47%	0.76%	0.79%	3.55%	3.52%	7%	$549,223
2024	$13.57	0.38	0.88	1.26	(0.30)	(0.25)	(0.55)	$14.28	9.50%	0.76%	0.79%	2.85%	2.82%	13%	$592,839
2023	$13.70	0.36	0.08	0.44	(0.32)	(0.25)	(0.57)	$13.57	3.60%	0.76%	0.79%	2.71%	2.68%	15%	$636,549
2022	$16.17	0.67	(1.92)	(1.25)	(0.55)	(0.67)	(1.22)	$13.70	(8.54)%	0.76%	0.78%	4.42%	4.40%	15%	$712,029
2021	$14.70	0.20	2.21	2.41	(0.17)	(0.77)	(0.94)	$16.17	16.85%	0.76%	0.79%	1.27%	1.24%	19%	$879,425
2020	$14.78	0.26	0.75	1.01	(0.22)	(0.87)	(1.09)	$14.70	6.99%	0.76%	0.80%	1.82%	1.78%	26%	$867,457
I Class
2025(3)	$14.30	0.27	0.22	0.49	(0.40)	(0.32)	(0.72)	$14.07	3.53%	0.56%	0.60%	3.75%	3.71%	7%	$189,531
2024	$13.58	0.42	0.87	1.29	(0.32)	(0.25)	(0.57)	$14.30	9.79%	0.56%	0.60%	3.05%	3.01%	13%	$212,146
2023	$13.71	0.39	0.08	0.47	(0.35)	(0.25)	(0.60)	$13.58	3.81%	0.56%	0.60%	2.91%	2.87%	15%	$245,803
2022	$16.19	0.71	(1.94)	(1.23)	(0.58)	(0.67)	(1.25)	$13.71	(8.40)%	0.56%	0.59%	4.62%	4.59%	15%	$320,347
2021	$14.72	0.22	2.22	2.44	(0.20)	(0.77)	(0.97)	$16.19	17.15%	0.56%	0.61%	1.47%	1.42%	19%	$541,299
2020	$14.80	0.30	0.74	1.04	(0.25)	(0.87)	(1.12)	$14.72	7.13%	0.56%	0.62%	2.02%	1.96%	26%	$512,042
A Class
2025(3)	$14.27	0.25	0.21	0.46	(0.34)	(0.32)	(0.66)	$14.07	3.28%	1.01%	1.04%	3.30%	3.27%	7%	$172,785
2024	$13.55	0.36	0.87	1.23	(0.26)	(0.25)	(0.51)	$14.27	9.31%	1.01%	1.04%	2.60%	2.57%	13%	$173,463
2023	$13.68	0.32	0.09	0.41	(0.29)	(0.25)	(0.54)	$13.55	3.34%	1.01%	1.04%	2.46%	2.43%	15%	$158,130
2022	$16.15	0.63	(1.92)	(1.29)	(0.51)	(0.67)	(1.18)	$13.68	(8.79)%	1.01%	1.03%	4.17%	4.15%	15%	$179,681
2021	$14.68	0.16	2.21	2.37	(0.13)	(0.77)	(0.90)	$16.15	16.57%	1.01%	1.04%	1.02%	0.99%	19%	$243,677
2020	$14.76	0.22	0.75	0.97	(0.18)	(0.87)	(1.05)	$14.68	6.72%	1.01%	1.05%	1.57%	1.53%	26%	$231,738
C Class
2025(3)	$14.24	0.19	0.22	0.41	(0.23)	(0.32)	(0.55)	$14.10	2.93%	1.76%	1.79%	2.55%	2.52%	7%	$1,527
2024	$13.53	0.25	0.87	1.12	(0.16)	(0.25)	(0.41)	$14.24	8.42%	1.76%	1.79%	1.85%	1.82%	13%	$1,643
2023	$13.66	0.22	0.09	0.31	(0.19)	(0.25)	(0.44)	$13.53	2.55%	1.76%	1.79%	1.71%	1.68%	15%	$1,874
2022	$16.12	0.55	(1.95)	(1.40)	(0.39)	(0.67)	(1.06)	$13.66	(9.45)%	1.76%	1.78%	3.42%	3.40%	15%	$2,007
2021	$14.65	0.05	2.20	2.25	(0.01)	(0.77)	(0.78)	$16.12	15.70%	1.76%	1.79%	0.27%	0.24%	19%	$3,256
2020	$14.73	0.11	0.75	0.86	(0.07)	(0.87)	(0.94)	$14.65	5.90%	1.76%	1.80%	0.82%	0.78%	26%	$4,332

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2025 Portfolio
R Class
2025(3)	$14.25	0.23	0.21	0.44	(0.30)	(0.32)	(0.62)	$14.07	3.17%	1.26%	1.29%	3.05%	3.02%	7%	$207,922
2024	$13.53	0.31	0.89	1.20	(0.23)	(0.25)	(0.48)	$14.25	9.05%	1.26%	1.29%	2.35%	2.32%	13%	$242,401
2023	$13.66	0.29	0.09	0.38	(0.26)	(0.25)	(0.51)	$13.53	3.08%	1.26%	1.29%	2.21%	2.18%	15%	$245,509
2022	$16.13	0.58	(1.91)	(1.33)	(0.47)	(0.67)	(1.14)	$13.66	(9.04)%	1.26%	1.28%	3.92%	3.90%	15%	$233,649
2021	$14.66	0.12	2.21	2.33	(0.09)	(0.77)	(0.86)	$16.13	16.29%	1.26%	1.29%	0.77%	0.74%	19%	$255,643
2020	$14.74	0.18	0.75	0.93	(0.14)	(0.87)	(1.01)	$14.66	6.45%	1.26%	1.30%	1.32%	1.28%	26%	$211,271
R6 Class
2025(3)	$9.98	0.19	0.16	0.35	(0.43)	(0.32)	(0.75)	$9.58	3.58%	0.41%	0.49%	3.90%	3.82%	7%	$301,634
2024	$9.65	0.31	0.62	0.93	(0.35)	(0.25)	(0.60)	$9.98	9.98%	0.41%	0.50%	3.20%	3.11%	13%	$380,103
2023	$9.93	0.29	0.05	0.34	(0.37)	(0.25)	(0.62)	$9.65	3.98%	0.41%	0.50%	3.06%	2.97%	15%	$492,979
2022	$12.07	0.54	(1.40)	(0.86)	(0.61)	(0.67)	(1.28)	$9.93	(8.26)%	0.41%	0.49%	4.77%	4.69%	15%	$519,716
2021	$11.20	0.18	1.68	1.86	(0.22)	(0.77)	(0.99)	$12.07	17.32%	0.41%	0.51%	1.62%	1.52%	19%	$643,218
2020	$11.53	0.24	0.58	0.82	(0.28)	(0.87)	(1.15)	$11.20	7.29%	0.41%	0.53%	2.17%	2.05%	26%	$526,937

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended January 31, 2025 (unaudited).
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2030 Portfolio
Investor Class
2025(3)	$12.78	0.23	0.22	0.45	(0.34)	(0.26)	(0.60)	$12.63	3.61%	0.78%	0.81%	3.52%	3.49%	9%	$367,766
2024	$11.96	0.33	0.83	1.16	(0.28)	(0.06)	(0.34)	$12.78	9.88%	0.78%	0.81%	2.76%	2.73%	15%	$392,478
2023	$12.11	0.30	0.17	0.47	(0.29)	(0.33)	(0.62)	$11.96	4.31%	0.78%	0.81%	2.58%	2.55%	17%	$381,503
2022	$14.44	0.60	(1.83)	(1.23)	(0.53)	(0.57)	(1.10)	$12.11	(9.35)%	0.78%	0.81%	4.53%	4.50%	17%	$428,278
2021	$12.89	0.18	2.15	2.33	(0.15)	(0.63)	(0.78)	$14.44	18.62%	0.78%	0.82%	1.25%	1.21%	19%	$491,652
2020	$12.90	0.24	0.70	0.94	(0.20)	(0.75)	(0.95)	$12.89	7.47%	0.78%	0.83%	1.86%	1.81%	27%	$503,229
I Class
2025(3)	$12.78	0.24	0.22	0.46	(0.36)	(0.26)	(0.62)	$12.62	3.74%	0.58%	0.62%	3.72%	3.68%	9%	$245,414
2024	$11.96	0.36	0.82	1.18	(0.30)	(0.06)	(0.36)	$12.78	10.10%	0.58%	0.62%	2.96%	2.92%	15%	$256,638
2023	$12.11	0.33	0.16	0.49	(0.31)	(0.33)	(0.64)	$11.96	4.53%	0.58%	0.62%	2.78%	2.74%	17%	$284,715
2022	$14.45	0.65	(1.86)	(1.21)	(0.56)	(0.57)	(1.13)	$12.11	(9.23)%	0.58%	0.62%	4.73%	4.69%	17%	$348,341
2021	$12.89	0.20	2.17	2.37	(0.18)	(0.63)	(0.81)	$14.45	18.94%	0.58%	0.63%	1.45%	1.40%	19%	$582,440
2020	$12.90	0.26	0.71	0.97	(0.23)	(0.75)	(0.98)	$12.89	7.69%	0.58%	0.64%	2.06%	2.00%	27%	$524,709
A Class
2025(3)	$12.74	0.22	0.21	0.43	(0.31)	(0.26)	(0.57)	$12.60	3.44%	1.03%	1.06%	3.27%	3.24%	9%	$190,977
2024	$11.92	0.30	0.83	1.13	(0.25)	(0.06)	(0.31)	$12.74	9.63%	1.03%	1.06%	2.51%	2.48%	15%	$182,810
2023	$12.08	0.27	0.16	0.43	(0.26)	(0.33)	(0.59)	$11.92	3.97%	1.03%	1.06%	2.33%	2.30%	17%	$151,849
2022	$14.40	0.57	(1.82)	(1.25)	(0.50)	(0.57)	(1.07)	$12.08	(9.54)%	1.03%	1.06%	4.28%	4.25%	17%	$159,676
2021	$12.85	0.14	2.16	2.30	(0.12)	(0.63)	(0.75)	$14.40	18.37%	1.03%	1.07%	1.00%	0.96%	19%	$223,936
2020	$12.86	0.19	0.72	0.91	(0.17)	(0.75)	(0.92)	$12.85	7.21%	1.03%	1.08%	1.61%	1.56%	27%	$218,597
C Class
2025(3)	$12.73	0.16	0.23	0.39	(0.21)	(0.26)	(0.47)	$12.65	3.05%	1.78%	1.81%	2.52%	2.49%	9%	$1,399
2024	$11.91	0.21	0.83	1.04	(0.16)	(0.06)	(0.22)	$12.73	8.81%	1.78%	1.81%	1.76%	1.73%	15%	$1,705
2023	$12.06	0.18	0.17	0.35	(0.17)	(0.33)	(0.50)	$11.91	3.25%	1.78%	1.81%	1.58%	1.55%	17%	$2,085
2022	$14.38	0.50	(1.87)	(1.37)	(0.38)	(0.57)	(0.95)	$12.06	(10.27)%	1.78%	1.81%	3.53%	3.50%	17%	$2,244
2021	$12.83	0.04	2.15	2.19	(0.01)	(0.63)	(0.64)	$14.38	17.48%	1.78%	1.82%	0.25%	0.21%	19%	$3,547
2020	$12.84	0.10	0.71	0.81	(0.07)	(0.75)	(0.82)	$12.83	6.38%	1.78%	1.83%	0.86%	0.81%	27%	$3,540

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2030 Portfolio
R Class
2025(3)	$12.74	0.20	0.20	0.40	(0.27)	(0.26)	(0.53)	$12.61	3.25%	1.28%	1.31%	3.02%	2.99%	9%	$313,901
2024	$11.91	0.27	0.84	1.11	(0.22)	(0.06)	(0.28)	$12.74	9.45%	1.28%	1.31%	2.26%	2.23%	15%	$348,653
2023	$12.07	0.24	0.16	0.40	(0.23)	(0.33)	(0.56)	$11.91	3.70%	1.28%	1.31%	2.08%	2.05%	17%	$327,843
2022	$14.39	0.53	(1.82)	(1.29)	(0.46)	(0.57)	(1.03)	$12.07	(9.79)%	1.28%	1.31%	4.03%	4.00%	17%	$289,067
2021	$12.84	0.10	2.16	2.26	(0.08)	(0.63)	(0.71)	$14.39	18.08%	1.28%	1.32%	0.75%	0.71%	19%	$300,569
2020	$12.85	0.16	0.72	0.88	(0.14)	(0.75)	(0.89)	$12.84	6.93%	1.28%	1.33%	1.36%	1.31%	27%	$245,796
R6 Class
2025(3)	$11.36	0.22	0.19	0.41	(0.38)	(0.26)	(0.64)	$11.13	3.76%	0.43%	0.51%	3.87%	3.79%	9%	$443,806
2024	$10.67	0.33	0.74	1.07	(0.32)	(0.06)	(0.38)	$11.36	10.29%	0.43%	0.51%	3.11%	3.03%	15%	$501,578
2023	$10.88	0.30	0.15	0.45	(0.33)	(0.33)	(0.66)	$10.67	4.67%	0.43%	0.52%	2.93%	2.84%	17%	$586,786
2022	$13.09	0.62	(1.68)	(1.06)	(0.58)	(0.57)	(1.15)	$10.88	(9.03)%	0.43%	0.51%	4.88%	4.80%	17%	$562,783
2021	$11.75	0.20	1.97	2.17	(0.20)	(0.63)	(0.83)	$13.09	19.11%	0.43%	0.53%	1.60%	1.50%	19%	$622,491
2020	$11.85	0.25	0.65	0.90	(0.25)	(0.75)	(1.00)	$11.75	7.79%	0.43%	0.55%	2.21%	2.09%	27%	$503,360

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended January 31, 2025 (unaudited).
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2035 Portfolio
Investor Class
2025(3)	$16.40	0.29	0.32	0.61	(0.37)	(0.36)	(0.73)	$16.28	3.76%	0.81%	0.84%	3.51%	3.48%	8%	$561,664
2024	$15.26	0.40	1.15	1.55	(0.30)	(0.11)	(0.41)	$16.40	10.37%	0.81%	0.84%	2.63%	2.60%	15%	$580,242
2023	$15.30	0.35	0.34	0.69	(0.30)	(0.43)	(0.73)	$15.26	5.05%	0.82%	0.85%	2.40%	2.37%	15%	$572,770
2022	$18.29	0.77	(2.47)	(1.70)	(0.62)	(0.67)	(1.29)	$15.30	(10.19)%	0.81%	0.84%	4.58%	4.55%	17%	$626,308
2021	$16.09	0.21	3.04	3.25	(0.17)	(0.88)	(1.05)	$18.29	20.75%	0.81%	0.85%	1.19%	1.15%	17%	$743,664
2020	$16.12	0.28	0.97	1.25	(0.24)	(1.04)	(1.28)	$16.09	7.91%	0.81%	0.85%	1.81%	1.77%	27%	$719,718
I Class
2025(3)	$16.43	0.31	0.31	0.62	(0.40)	(0.36)	(0.76)	$16.29	3.90%	0.61%	0.65%	3.71%	3.67%	8%	$242,000
2024	$15.30	0.44	1.13	1.57	(0.33)	(0.11)	(0.44)	$16.43	10.50%	0.61%	0.65%	2.83%	2.79%	15%	$248,481
2023	$15.33	0.39	0.34	0.73	(0.33)	(0.43)	(0.76)	$15.30	5.33%	0.62%	0.66%	2.60%	2.56%	15%	$277,988
2022	$18.32	0.83	(2.50)	(1.67)	(0.65)	(0.67)	(1.32)	$15.33	(9.98)%	0.61%	0.65%	4.78%	4.74%	17%	$361,327
2021	$16.12	0.24	3.04	3.28	(0.20)	(0.88)	(1.08)	$18.32	20.96%	0.61%	0.66%	1.39%	1.34%	17%	$575,410
2020	$16.15	0.32	0.96	1.28	(0.27)	(1.04)	(1.31)	$16.12	8.12%	0.61%	0.67%	2.01%	1.95%	27%	$520,022
A Class
2025(3)	$16.38	0.28	0.31	0.59	(0.33)	(0.36)	(0.69)	$16.28	3.69%	1.06%	1.09%	3.26%	3.23%	8%	$225,473
2024	$15.25	0.37	1.13	1.50	(0.26)	(0.11)	(0.37)	$16.38	10.03%	1.06%	1.09%	2.38%	2.35%	15%	$213,479
2023	$15.28	0.32	0.35	0.67	(0.27)	(0.43)	(0.70)	$15.25	4.85%	1.07%	1.10%	2.15%	2.12%	15%	$185,742
2022	$18.27	0.73	(2.48)	(1.75)	(0.57)	(0.67)	(1.24)	$15.28	(10.43)%	1.06%	1.09%	4.33%	4.30%	17%	$189,012
2021	$16.07	0.16	3.04	3.20	(0.12)	(0.88)	(1.00)	$18.27	20.47%	1.06%	1.10%	0.94%	0.90%	17%	$254,130
2020	$16.11	0.24	0.96	1.20	(0.20)	(1.04)	(1.24)	$16.07	7.57%	1.06%	1.10%	1.56%	1.52%	27%	$234,875
C Class
2025(3)	$16.30	0.21	0.31	0.52	(0.20)	(0.36)	(0.56)	$16.26	3.30%	1.81%	1.84%	2.51%	2.48%	8%	$1,136
2024	$15.18	0.25	1.13	1.38	(0.15)	(0.11)	(0.26)	$16.30	9.18%	1.81%	1.84%	1.63%	1.60%	15%	$1,195
2023	$15.21	0.21	0.35	0.56	(0.16)	(0.43)	(0.59)	$15.18	4.06%	1.82%	1.85%	1.40%	1.37%	15%	$1,071
2022	$18.18	0.66	(2.53)	(1.87)	(0.43)	(0.67)	(1.10)	$15.21	(11.07)%	1.81%	1.84%	3.58%	3.55%	17%	$1,184
2021	$16.00	0.05	3.01	3.06	—	(0.88)	(0.88)	$18.18	19.56%	1.81%	1.85%	0.19%	0.15%	17%	$2,048
2020	$16.04	0.12	0.95	1.07	(0.07)	(1.04)	(1.11)	$16.00	6.76%	1.81%	1.85%	0.81%	0.77%	27%	$3,226

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2035 Portfolio
R Class
2025(3)	$16.36	0.26	0.31	0.57	(0.29)	(0.36)	(0.65)	$16.28	3.56%	1.31%	1.34%	3.01%	2.98%	8%	$366,501
2024	$15.23	0.32	1.15	1.47	(0.23)	(0.11)	(0.34)	$16.36	9.76%	1.31%	1.34%	2.13%	2.10%	15%	$385,517
2023	$15.27	0.27	0.35	0.62	(0.23)	(0.43)	(0.66)	$15.23	4.52%	1.32%	1.35%	1.90%	1.87%	15%	$349,840
2022	$18.25	0.68	(2.47)	(1.79)	(0.52)	(0.67)	(1.19)	$15.27	(10.62)%	1.31%	1.34%	4.08%	4.05%	17%	$297,839
2021	$16.05	0.12	3.04	3.16	(0.08)	(0.88)	(0.96)	$18.25	20.18%	1.31%	1.35%	0.69%	0.65%	17%	$307,513
2020	$16.09	0.20	0.95	1.15	(0.15)	(1.04)	(1.19)	$16.05	7.29%	1.31%	1.35%	1.31%	1.27%	27%	$241,416
R6 Class
2025(3)	$10.47	0.20	0.20	0.40	(0.43)	(0.36)	(0.79)	$10.08	3.98%	0.46%	0.53%	3.86%	3.79%	8%	$443,874
2024	$9.91	0.29	0.74	1.03	(0.36)	(0.11)	(0.47)	$10.47	10.71%	0.46%	0.53%	2.98%	2.91%	15%	$502,634
2023	$10.22	0.26	0.21	0.47	(0.35)	(0.43)	(0.78)	$9.91	5.49%	0.47%	0.55%	2.75%	2.67%	15%	$594,019
2022	$12.66	0.59	(1.68)	(1.09)	(0.68)	(0.67)	(1.35)	$10.22	(9.90)%	0.46%	0.54%	4.93%	4.85%	17%	$572,731
2021	$11.44	0.18	2.15	2.33	(0.23)	(0.88)	(1.11)	$12.66	21.24%	0.46%	0.56%	1.54%	1.44%	17%	$643,520
2020	$11.84	0.24	0.70	0.94	(0.30)	(1.04)	(1.34)	$11.44	8.18%	0.46%	0.57%	2.16%	2.05%	27%	$480,172

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended January 31, 2025 (unaudited).
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2040 Portfolio
Investor Class
2025(3)	$13.82	0.24	0.31	0.55	(0.33)	(0.41)	(0.74)	$13.63	4.11%	0.83%	0.87%	3.47%	3.43%	8%	$298,577
2024	$12.76	0.32	1.04	1.36	(0.27)	(0.03)	(0.30)	$13.82	10.81%	0.83%	0.87%	2.48%	2.44%	14%	$306,678
2023	$12.80	0.28	0.41	0.69	(0.26)	(0.47)	(0.73)	$12.76	6.00%	0.84%	0.88%	2.23%	2.19%	17%	$288,417
2022	$15.56	0.66	(2.22)	(1.56)	(0.58)	(0.62)	(1.20)	$12.80	(11.00)%	0.83%	0.87%	4.68%	4.64%	19%	$329,436
2021	$13.47	0.17	2.83	3.00	(0.14)	(0.77)	(0.91)	$15.56	22.90%	0.83%	0.88%	1.12%	1.07%	19%	$383,921
2020	$13.50	0.24	0.84	1.08	(0.21)	(0.90)	(1.11)	$13.47	8.19%	0.83%	0.88%	1.78%	1.73%	28%	$389,734
I Class
2025(3)	$13.83	0.26	0.31	0.57	(0.36)	(0.41)	(0.77)	$13.63	4.24%	0.63%	0.67%	3.67%	3.63%	8%	$232,757
2024	$12.77	0.34	1.04	1.38	(0.29)	(0.03)	(0.32)	$13.83	11.02%	0.63%	0.67%	2.68%	2.64%	14%	$234,889
2023	$12.82	0.30	0.41	0.71	(0.29)	(0.47)	(0.76)	$12.77	6.14%	0.64%	0.68%	2.43%	2.39%	17%	$246,247
2022	$15.57	0.71	(2.23)	(1.52)	(0.61)	(0.62)	(1.23)	$12.82	(10.74)%	0.63%	0.67%	4.88%	4.84%	19%	$289,091
2021	$13.49	0.19	2.83	3.02	(0.17)	(0.77)	(0.94)	$15.57	23.14%	0.63%	0.69%	1.32%	1.26%	19%	$431,522
2020	$13.51	0.26	0.85	1.11	(0.23)	(0.90)	(1.13)	$13.49	8.42%	0.63%	0.70%	1.98%	1.91%	28%	$382,370
A Class
2025(3)	$13.80	0.24	0.29	0.53	(0.29)	(0.41)	(0.70)	$13.63	4.00%	1.08%	1.12%	3.22%	3.18%	8%	$171,155
2024	$12.74	0.29	1.03	1.32	(0.23)	(0.03)	(0.26)	$13.80	10.54%	1.08%	1.12%	2.23%	2.19%	14%	$161,528
2023	$12.78	0.24	0.42	0.66	(0.23)	(0.47)	(0.70)	$12.74	5.74%	1.09%	1.13%	1.98%	1.94%	17%	$130,076
2022	$15.53	0.63	(2.22)	(1.59)	(0.54)	(0.62)	(1.16)	$12.78	(11.19)%	1.08%	1.12%	4.43%	4.39%	19%	$129,310
2021	$13.45	0.13	2.82	2.95	(0.10)	(0.77)	(0.87)	$15.53	22.54%	1.08%	1.13%	0.87%	0.82%	19%	$181,238
2020	$13.48	0.19	0.85	1.04	(0.17)	(0.90)	(1.07)	$13.45	7.92%	1.08%	1.13%	1.53%	1.48%	28%	$165,350
C Class
2025(3)	$13.72	0.16	0.33	0.49	(0.19)	(0.41)	(0.60)	$13.61	3.60%	1.83%	1.87%	2.47%	2.43%	8%	$1,619
2024	$12.67	0.18	1.04	1.22	(0.14)	(0.03)	(0.17)	$13.72	9.69%	1.83%	1.87%	1.48%	1.44%	14%	$1,079
2023	$12.71	0.14	0.43	0.57	(0.14)	(0.47)	(0.61)	$12.67	4.94%	1.84%	1.88%	1.23%	1.19%	17%	$1,095
2022	$15.45	0.51	(2.21)	(1.70)	(0.42)	(0.62)	(1.04)	$12.71	(11.88)%	1.83%	1.87%	3.68%	3.64%	19%	$1,181
2021	$13.39	0.02	2.81	2.83	—	(0.77)	(0.77)	$15.45	21.64%	1.83%	1.88%	0.12%	0.07%	19%	$1,478
2020	$13.42	0.10	0.83	0.93	(0.06)	(0.90)	(0.96)	$13.39	7.11%	1.83%	1.88%	0.78%	0.73%	28%	$1,605

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2040 Portfolio
R Class
2025(3)	$13.78	0.21	0.30	0.51	(0.26)	(0.41)	(0.67)	$13.62	3.82%	1.33%	1.37%	2.97%	2.93%	8%	$346,634
2024	$12.72	0.25	1.04	1.29	(0.20)	(0.03)	(0.23)	$13.78	10.28%	1.33%	1.37%	1.98%	1.94%	14%	$362,269
2023	$12.76	0.21	0.42	0.63	(0.20)	(0.47)	(0.67)	$12.72	5.47%	1.34%	1.38%	1.73%	1.69%	17%	$321,003
2022	$15.51	0.58	(2.21)	(1.63)	(0.50)	(0.62)	(1.12)	$12.76	(11.44)%	1.33%	1.37%	4.18%	4.14%	19%	$271,996
2021	$13.43	0.09	2.82	2.91	(0.06)	(0.77)	(0.83)	$15.51	22.26%	1.33%	1.38%	0.62%	0.57%	19%	$273,869
2020	$13.46	0.16	0.84	1.00	(0.13)	(0.90)	(1.03)	$13.43	7.65%	1.33%	1.38%	1.28%	1.23%	28%	$207,548
R6 Class
2025(3)	$11.94	0.23	0.26	0.49	(0.38)	(0.41)	(0.79)	$11.64	4.26%	0.48%	0.56%	3.82%	3.74%	8%	$350,327
2024	$11.07	0.32	0.89	1.21	(0.31)	(0.03)	(0.34)	$11.94	11.19%	0.48%	0.56%	2.83%	2.75%	14%	$393,001
2023	$11.21	0.27	0.36	0.63	(0.30)	(0.47)	(0.77)	$11.07	6.41%	0.49%	0.57%	2.58%	2.50%	17%	$451,836
2022	$13.78	0.67	(1.98)	(1.31)	(0.64)	(0.62)	(1.26)	$11.21	(10.67)%	0.48%	0.56%	5.03%	4.95%	19%	$424,500
2021	$12.03	0.19	2.52	2.71	(0.19)	(0.77)	(0.96)	$13.78	23.31%	0.48%	0.58%	1.47%	1.37%	19%	$518,709
2020	$12.18	0.24	0.77	1.01	(0.26)	(0.90)	(1.16)	$12.03	8.54%	0.48%	0.60%	2.13%	2.01%	28%	$395,998

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended January 31, 2025 (unaudited).
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2045 Portfolio
Investor Class
2025(3)	$17.92	0.31	0.48	0.79	(0.35)	(0.50)	(0.85)	$17.86	4.53%	0.86%	0.89%	3.39%	3.36%	8%	$421,734
2024	$16.45	0.38	1.45	1.83	(0.28)	(0.08)	(0.36)	$17.92	11.35%	0.86%	0.89%	2.29%	2.26%	13%	$432,298
2023	$16.31	0.32	0.68	1.00	(0.26)	(0.60)	(0.86)	$16.45	6.79%	0.87%	0.90%	2.00%	1.97%	16%	$407,551
2022	$19.84	0.86	(2.96)	(2.10)	(0.67)	(0.76)	(1.43)	$16.31	(11.59)%	0.86%	0.89%	4.73%	4.70%	18%	$438,091
2021	$16.86	0.19	3.92	4.11	(0.14)	(0.99)	(1.13)	$19.84	25.08%	0.86%	0.90%	1.01%	0.97%	15%	$521,474
2020	$16.93	0.28	1.14	1.42	(0.23)	(1.26)	(1.49)	$16.86	8.59%	0.86%	0.91%	1.69%	1.64%	30%	$505,365
I Class
2025(3)	$17.96	0.33	0.48	0.81	(0.39)	(0.50)	(0.89)	$17.88	4.56%	0.66%	0.70%	3.59%	3.55%	8%	$218,315
2024	$16.49	0.41	1.45	1.86	(0.31)	(0.08)	(0.39)	$17.96	11.54%	0.66%	0.70%	2.49%	2.45%	13%	$224,188
2023	$16.35	0.35	0.68	1.03	(0.29)	(0.60)	(0.89)	$16.49	7.00%	0.67%	0.71%	2.20%	2.16%	16%	$221,518
2022	$19.88	0.92	(2.98)	(2.06)	(0.71)	(0.76)	(1.47)	$16.35	(11.38)%	0.66%	0.69%	4.93%	4.90%	18%	$272,169
2021	$16.90	0.22	3.93	4.15	(0.18)	(0.99)	(1.17)	$19.88	25.35%	0.66%	0.71%	1.21%	1.16%	15%	$406,955
2020	$16.96	0.31	1.16	1.47	(0.27)	(1.26)	(1.53)	$16.90	8.80%	0.66%	0.72%	1.89%	1.83%	30%	$350,086
A Class
2025(3)	$17.89	0.30	0.46	0.76	(0.30)	(0.50)	(0.80)	$17.85	4.39%	1.11%	1.14%	3.14%	3.11%	8%	$164,713
2024	$16.42	0.35	1.44	1.79	(0.24)	(0.08)	(0.32)	$17.89	11.09%	1.11%	1.14%	2.04%	2.01%	13%	$157,212
2023	$16.29	0.28	0.67	0.95	(0.22)	(0.60)	(0.82)	$16.42	6.46%	1.12%	1.15%	1.75%	1.72%	16%	$124,182
2022	$19.81	0.81	(2.96)	(2.15)	(0.61)	(0.76)	(1.37)	$16.29	(11.79)%	1.11%	1.14%	4.48%	4.45%	18%	$129,008
2021	$16.83	0.14	3.93	4.07	(0.10)	(0.99)	(1.09)	$19.81	24.80%	1.11%	1.15%	0.76%	0.72%	15%	$173,756
2020	$16.90	0.23	1.14	1.37	(0.18)	(1.26)	(1.44)	$16.83	8.31%	1.11%	1.16%	1.44%	1.39%	30%	$159,638
C Class
2025(3)	$17.77	0.20	0.49	0.69	(0.17)	(0.50)	(0.67)	$17.79	3.97%	1.86%	1.89%	2.39%	2.36%	8%	$728
2024	$16.31	0.21	1.44	1.65	(0.11)	(0.08)	(0.19)	$17.77	10.26%	1.86%	1.89%	1.29%	1.26%	13%	$905
2023	$16.18	0.16	0.67	0.83	(0.10)	(0.60)	(0.70)	$16.31	5.67%	1.87%	1.90%	1.00%	0.97%	16%	$1,289
2022	$19.68	0.67	(2.95)	(2.28)	(0.46)	(0.76)	(1.22)	$16.18	(12.46)%	1.86%	1.89%	3.73%	3.70%	18%	$1,434
2021	$16.76	0.01	3.90	3.91	—	(0.99)	(0.99)	$19.68	23.89%	1.86%	1.90%	0.01%	(0.03)%	15%	$1,974
2020	$16.83	0.12	1.12	1.24	(0.05)	(1.26)	(1.31)	$16.76	7.49%	1.86%	1.91%	0.69%	0.64%	30%	$2,100

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2045 Portfolio
R Class
2025(3)	$17.89	0.27	0.47	0.74	(0.26)	(0.50)	(0.76)	$17.87	4.18%	1.36%	1.39%	2.89%	2.86%	8%	$355,611
2024	$16.42	0.29	1.46	1.75	(0.20)	(0.08)	(0.28)	$17.89	10.81%	1.36%	1.39%	1.79%	1.76%	13%	$357,554
2023	$16.28	0.23	0.69	0.92	(0.18)	(0.60)	(0.78)	$16.42	6.25%	1.37%	1.40%	1.50%	1.47%	16%	$315,314
2022	$19.80	0.75	(2.95)	(2.20)	(0.56)	(0.76)	(1.32)	$16.28	(12.03)%	1.36%	1.39%	4.23%	4.20%	18%	$259,822
2021	$16.83	0.09	3.92	4.01	(0.05)	(0.99)	(1.04)	$19.80	24.49%	1.36%	1.40%	0.51%	0.47%	15%	$267,304
2020	$16.89	0.19	1.15	1.34	(0.14)	(1.26)	(1.40)	$16.83	8.03%	1.36%	1.41%	1.19%	1.14%	30%	$197,275
R6 Class
2025(3)	$10.76	0.20	0.28	0.48	(0.41)	(0.50)	(0.91)	$10.33	4.72%	0.51%	0.57%	3.74%	3.68%	8%	$352,321
2024	$10.04	0.26	0.88	1.14	(0.34)	(0.08)	(0.42)	$10.76	11.76%	0.51%	0.57%	2.64%	2.58%	13%	$396,392
2023	$10.34	0.23	0.38	0.61	(0.31)	(0.60)	(0.91)	$10.04	7.07%	0.52%	0.59%	2.35%	2.28%	16%	$439,154
2022	$13.11	0.63	(1.90)	(1.27)	(0.74)	(0.76)	(1.50)	$10.34	(11.25)%	0.51%	0.58%	5.08%	5.01%	18%	$410,845
2021	$11.50	0.16	2.65	2.81	(0.21)	(0.99)	(1.20)	$13.11	25.53%	0.51%	0.59%	1.36%	1.28%	15%	$520,523
2020	$12.01	0.22	0.82	1.04	(0.29)	(1.26)	(1.55)	$11.50	9.01%	0.51%	0.61%	2.04%	1.94%	30%	$374,167

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended January 31, 2025 (unaudited).
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2050 Portfolio
Investor Class
2025(3)	$15.07	0.25	0.46	0.71	(0.31)	(0.41)	(0.72)	$15.06	4.82%	0.88%	0.91%	3.32%	3.29%	9%	$243,538
2024	$13.73	0.29	1.32	1.61	(0.24)	(0.03)	(0.27)	$15.07	11.93%	0.88%	0.91%	2.09%	2.06%	14%	$242,361
2023	$13.61	0.23	0.71	0.94	(0.21)	(0.61)	(0.82)	$13.73	7.71%	0.89%	0.92%	1.75%	1.72%	17%	$214,542
2022	$16.61	0.73	(2.53)	(1.80)	(0.64)	(0.56)	(1.20)	$13.61	(11.87)%	0.88%	0.91%	4.87%	4.84%	19%	$235,537
2021	$13.90	0.15	3.54	3.69	(0.13)	(0.85)	(0.98)	$16.61	27.33%	0.88%	0.92%	0.90%	0.86%	16%	$269,509
2020	$13.87	0.23	0.98	1.21	(0.20)	(0.98)	(1.18)	$13.90	8.91%	0.88%	0.93%	1.66%	1.61%	34%	$259,196
I Class
2025(3)	$15.10	0.27	0.46	0.73	(0.34)	(0.41)	(0.75)	$15.08	4.96%	0.68%	0.72%	3.52%	3.48%	9%	$210,706
2024	$13.77	0.32	1.31	1.63	(0.27)	(0.03)	(0.30)	$15.10	12.05%	0.68%	0.72%	2.29%	2.25%	14%	$213,043
2023	$13.64	0.26	0.71	0.97	(0.23)	(0.61)	(0.84)	$13.77	7.99%	0.69%	0.72%	1.95%	1.92%	17%	$209,961
2022	$16.65	0.79	(2.57)	(1.78)	(0.67)	(0.56)	(1.23)	$13.64	(11.72)%	0.68%	0.71%	5.07%	5.04%	19%	$223,504
2021	$13.93	0.17	3.56	3.73	(0.16)	(0.85)	(1.01)	$16.65	27.61%	0.68%	0.73%	1.10%	1.05%	16%	$315,079
2020	$13.90	0.26	0.98	1.24	(0.23)	(0.98)	(1.21)	$13.93	9.13%	0.68%	0.74%	1.86%	1.80%	34%	$257,140
A Class
2025(3)	$15.05	0.25	0.44	0.69	(0.27)	(0.41)	(0.68)	$15.06	4.70%	1.13%	1.16%	3.07%	3.04%	9%	$148,365
2024	$13.72	0.27	1.30	1.57	(0.21)	(0.03)	(0.24)	$15.05	11.59%	1.13%	1.16%	1.84%	1.81%	14%	$135,549
2023	$13.60	0.19	0.72	0.91	(0.18)	(0.61)	(0.79)	$13.72	7.44%	1.14%	1.17%	1.50%	1.47%	17%	$98,748
2022	$16.59	0.70	(2.53)	(1.83)	(0.60)	(0.56)	(1.16)	$13.60	(12.04)%	1.13%	1.16%	4.62%	4.59%	19%	$91,347
2021	$13.88	0.11	3.54	3.65	(0.09)	(0.85)	(0.94)	$16.59	27.04%	1.13%	1.17%	0.65%	0.61%	16%	$115,318
2020	$13.85	0.18	0.99	1.17	(0.16)	(0.98)	(1.14)	$13.88	8.64%	1.13%	1.18%	1.41%	1.36%	34%	$103,188
C Class
2025(3)	$14.96	0.15	0.49	0.64	(0.16)	(0.41)	(0.57)	$15.03	4.34%	1.88%	1.91%	2.32%	2.29%	9%	$727
2024	$13.64	0.15	1.31	1.46	(0.11)	(0.03)	(0.14)	$14.96	10.74%	1.88%	1.91%	1.09%	1.06%	14%	$1,102
2023	$13.52	0.10	0.71	0.81	(0.08)	(0.61)	(0.69)	$13.64	6.64%	1.89%	1.92%	0.75%	0.72%	17%	$1,161
2022	$16.50	0.61	(2.56)	(1.95)	(0.47)	(0.56)	(1.03)	$13.52	(12.74)%	1.88%	1.91%	3.87%	3.84%	19%	$1,063
2021	$13.83	—(4)	3.52	3.52	—	(0.85)	(0.85)	$16.50	26.11%	1.88%	1.92%	(0.10)%	(0.14)%	16%	$1,434
2020	$13.80	0.08	0.98	1.06	(0.05)	(0.98)	(1.03)	$13.83	7.82%	1.88%	1.93%	0.66%	0.61%	34%	$1,400

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2050 Portfolio
R Class
2025(3)	$15.04	0.22	0.45	0.67	(0.23)	(0.41)	(0.64)	$15.07	4.57%	1.38%	1.41%	2.82%	2.79%	9%	$295,986
2024	$13.71	0.21	1.32	1.53	(0.17)	(0.03)	(0.20)	$15.04	11.31%	1.38%	1.41%	1.59%	1.56%	14%	$298,356
2023	$13.59	0.16	0.71	0.87	(0.14)	(0.61)	(0.75)	$13.71	7.16%	1.39%	1.42%	1.25%	1.22%	17%	$259,213
2022	$16.58	0.64	(2.52)	(1.88)	(0.55)	(0.56)	(1.11)	$13.59	(12.28)%	1.38%	1.41%	4.37%	4.34%	19%	$205,966
2021	$13.87	0.06	3.55	3.61	(0.05)	(0.85)	(0.90)	$16.58	26.73%	1.38%	1.42%	0.40%	0.36%	16%	$207,018
2020	$13.84	0.14	0.99	1.13	(0.12)	(0.98)	(1.10)	$13.87	8.36%	1.38%	1.43%	1.16%	1.11%	34%	$145,300
R6 Class
2025(3)	$13.04	0.24	0.40	0.64	(0.36)	(0.41)	(0.77)	$12.91	5.08%	0.53%	0.59%	3.67%	3.61%	9%	$303,450
2024	$11.93	0.29	1.14	1.43	(0.29)	(0.03)	(0.32)	$13.04	12.25%	0.53%	0.59%	2.44%	2.38%	14%	$329,717
2023	$11.95	0.23	0.61	0.84	(0.25)	(0.61)	(0.86)	$11.93	8.06%	0.54%	0.60%	2.10%	2.04%	17%	$368,118
2022	$14.73	0.75	(2.27)	(1.52)	(0.70)	(0.56)	(1.26)	$11.95	(11.52)%	0.53%	0.59%	5.22%	5.16%	19%	$312,841
2021	$12.43	0.17	3.16	3.33	(0.18)	(0.85)	(1.03)	$14.73	27.78%	0.53%	0.61%	1.25%	1.17%	16%	$405,593
2020	$12.53	0.23	0.90	1.13	(0.25)	(0.98)	(1.23)	$12.43	9.27%	0.53%	0.63%	2.01%	1.91%	34%	$302,601

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended January 31, 2025 (unaudited).
(4)Per-share amount was less than $0.005.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2055 Portfolio
Investor Class
2025(3)	$17.16	0.28	0.59	0.87	(0.33)	(0.35)	(0.68)	$17.35	5.20%	0.88%	0.93%	3.26%	3.21%	9%	$143,787
2024	$15.51	0.30	1.59	1.89	(0.24)	—	(0.24)	$17.16	12.36%	0.88%	0.93%	1.93%	1.88%	15%	$145,300
2023	$15.19	0.24	0.93	1.17	(0.22)	(0.63)	(0.85)	$15.51	8.45%	0.89%	0.93%	1.58%	1.54%	18%	$122,095
2022	$18.57	0.82	(2.87)	(2.05)	(0.71)	(0.62)	(1.33)	$15.19	(12.07)%	0.88%	0.92%	4.89%	4.85%	19%	$126,682
2021	$15.21	0.16	4.07	4.23	(0.14)	(0.73)	(0.87)	$18.57	28.45%	0.88%	0.93%	0.86%	0.81%	17%	$145,510
2020	$15.02	0.25	1.08	1.33	(0.21)	(0.93)	(1.14)	$15.21	9.03%	0.88%	0.94%	1.61%	1.55%	40%	$148,797
I Class
2025(3)	$17.17	0.30	0.60	0.90	(0.37)	(0.35)	(0.72)	$17.35	5.35%	0.68%	0.73%	3.46%	3.41%	9%	$160,774
2024	$15.51	0.33	1.60	1.93	(0.27)	—	(0.27)	$17.17	12.65%	0.68%	0.73%	2.13%	2.08%	15%	$167,145
2023	$15.20	0.27	0.92	1.19	(0.25)	(0.63)	(0.88)	$15.51	8.60%	0.69%	0.74%	1.78%	1.73%	18%	$157,600
2022	$18.58	0.89	(2.90)	(2.01)	(0.75)	(0.62)	(1.37)	$15.20	(11.88)%	0.68%	0.72%	5.09%	5.05%	19%	$168,209
2021	$15.22	0.18	4.08	4.26	(0.17)	(0.73)	(0.90)	$18.58	28.69%	0.68%	0.74%	1.06%	1.00%	17%	$231,400
2020	$15.03	0.26	1.10	1.36	(0.24)	(0.93)	(1.17)	$15.22	9.25%	0.68%	0.75%	1.81%	1.74%	40%	$200,296
A Class
2025(3)	$17.11	0.28	0.58	0.86	(0.29)	(0.35)	(0.64)	$17.33	5.13%	1.13%	1.18%	3.01%	2.96%	9%	$104,213
2024	$15.47	0.28	1.56	1.84	(0.20)	—	(0.20)	$17.11	12.05%	1.13%	1.18%	1.68%	1.63%	15%	$95,148
2023	$15.15	0.19	0.94	1.13	(0.18)	(0.63)	(0.81)	$15.47	8.18%	1.14%	1.18%	1.33%	1.29%	18%	$69,326
2022	$18.52	0.78	(2.87)	(2.09)	(0.66)	(0.62)	(1.28)	$15.15	(12.27)%	1.13%	1.17%	4.64%	4.60%	19%	$62,800
2021	$15.17	0.11	4.06	4.17	(0.09)	(0.73)	(0.82)	$18.52	28.12%	1.13%	1.18%	0.61%	0.56%	17%	$77,870
2020	$14.99	0.19	1.09	1.28	(0.17)	(0.93)	(1.10)	$15.17	8.69%	1.13%	1.19%	1.36%	1.30%	40%	$69,721
C Class
2025(3)	$16.93	0.19	0.60	0.79	(0.16)	(0.35)	(0.51)	$17.21	4.74%	1.88%	1.93%	2.26%	2.21%	9%	$771
2024	$15.30	0.15	1.57	1.72	(0.09)	—	(0.09)	$16.93	11.27%	1.88%	1.93%	0.93%	0.88%	15%	$882
2023	$14.99	0.08	0.93	1.01	(0.07)	(0.63)	(0.70)	$15.30	7.35%	1.89%	1.93%	0.58%	0.54%	18%	$822
2022	$18.34	0.63	(2.84)	(2.21)	(0.52)	(0.62)	(1.14)	$14.99	(12.98)%	1.88%	1.92%	3.89%	3.85%	19%	$845
2021	$15.06	(0.01)	4.02	4.01	—	(0.73)	(0.73)	$18.34	27.24%	1.88%	1.93%	(0.14)%	(0.19)%	17%	$1,069
2020	$14.87	0.09	1.08	1.17	(0.05)	(0.93)	(0.98)	$15.06	7.90%	1.88%	1.94%	0.61%	0.55%	40%	$961

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2055 Portfolio
R Class
2025(3)	$17.12	0.25	0.59	0.84	(0.25)	(0.35)	(0.60)	$17.36	4.98%	1.38%	1.43%	2.76%	2.71%	9%	$231,178
2024	$15.47	0.22	1.59	1.81	(0.16)	—	(0.16)	$17.12	11.83%	1.38%	1.43%	1.43%	1.38%	15%	$224,692
2023	$15.15	0.15	0.94	1.09	(0.14)	(0.63)	(0.77)	$15.47	7.90%	1.39%	1.43%	1.08%	1.04%	18%	$192,693
2022	$18.52	0.72	(2.86)	(2.14)	(0.61)	(0.62)	(1.23)	$15.15	(12.50)%	1.38%	1.42%	4.39%	4.35%	19%	$144,055
2021	$15.17	0.06	4.07	4.13	(0.05)	(0.73)	(0.78)	$18.52	27.79%	1.38%	1.43%	0.36%	0.31%	17%	$138,104
2020	$14.98	0.15	1.10	1.25	(0.13)	(0.93)	(1.06)	$15.17	8.48%	1.38%	1.44%	1.11%	1.05%	40%	$93,577
R6 Class
2025(3)	$13.92	0.25	0.49	0.74	(0.40)	(0.35)	(0.75)	$13.91	5.43%	0.53%	0.60%	3.61%	3.54%	9%	$235,557
2024	$12.63	0.29	1.30	1.59	(0.30)	—	(0.30)	$13.92	12.81%	0.53%	0.60%	2.28%	2.21%	15%	$247,275
2023	$12.55	0.23	0.75	0.98	(0.27)	(0.63)	(0.90)	$12.63	8.79%	0.54%	0.61%	1.93%	1.86%	18%	$264,930
2022	$15.58	0.80	(2.44)	(1.64)	(0.77)	(0.62)	(1.39)	$12.55	(11.75)%	0.53%	0.59%	5.24%	5.18%	19%	$224,504
2021	$12.89	0.17	3.45	3.62	(0.20)	(0.73)	(0.93)	$15.58	28.91%	0.53%	0.61%	1.21%	1.13%	17%	$273,227
2020	$12.91	0.23	0.94	1.17	(0.26)	(0.93)	(1.19)	$12.89	9.34%	0.53%	0.64%	1.96%	1.85%	40%	$193,435

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended January 31, 2025 (unaudited).
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2060 Portfolio
Investor Class
2025(3)	$15.58	0.26	0.56	0.82	(0.32)	(0.17)	(0.49)	$15.91	5.39%	0.88%	0.94%	3.29%	3.23%	7%	$75,008
2024	$14.06	0.26	1.49	1.75	(0.23)	—	(0.23)	$15.58	12.62%	0.88%	0.94%	1.85%	1.79%	15%	$71,576
2023	$13.90	0.20	0.89	1.09	(0.21)	(0.72)	(0.93)	$14.06	8.80%	0.89%	0.94%	1.46%	1.41%	14%	$55,975
2022	$16.84	0.75	(2.65)	(1.90)	(0.70)	(0.34)	(1.04)	$13.90	(12.16)%	0.88%	0.93%	4.87%	4.82%	16%	$54,887
2021	$13.46	0.13	3.75	3.88	(0.13)	(0.37)	(0.50)	$16.84	29.28%	0.88%	0.94%	0.80%	0.74%	9%	$55,757
2020	$13.06	0.21	0.95	1.16	(0.19)	(0.57)	(0.76)	$13.46	8.94%	0.88%	0.95%	1.53%	1.46%	34%	$38,347
I Class
2025(3)	$15.60	0.28	0.56	0.84	(0.35)	(0.17)	(0.52)	$15.92	5.53%	0.68%	0.74%	3.49%	3.43%	7%	$81,808
2024	$14.08	0.29	1.49	1.78	(0.26)	—	(0.26)	$15.60	12.83%	0.68%	0.74%	2.05%	1.99%	15%	$80,635
2023	$13.92	0.22	0.89	1.11	(0.23)	(0.72)	(0.95)	$14.08	9.01%	0.69%	0.74%	1.66%	1.61%	14%	$66,910
2022	$16.86	0.81	(2.67)	(1.86)	(0.74)	(0.34)	(1.08)	$13.92	(11.96)%	0.68%	0.73%	5.07%	5.02%	16%	$55,157
2021	$13.47	0.15	3.77	3.92	(0.16)	(0.37)	(0.53)	$16.86	29.59%	0.68%	0.74%	1.00%	0.94%	9%	$78,572
2020	$13.08	0.22	0.95	1.17	(0.21)	(0.57)	(0.78)	$13.47	9.07%	0.68%	0.75%	1.73%	1.66%	34%	$55,590
A Class
2025(3)	$15.55	0.26	0.54	0.80	(0.28)	(0.17)	(0.45)	$15.90	5.27%	1.13%	1.19%	3.04%	2.98%	7%	$57,026
2024	$14.03	0.24	1.47	1.71	(0.19)	—	(0.19)	$15.55	12.37%	1.13%	1.19%	1.60%	1.54%	15%	$49,134
2023	$13.88	0.16	0.88	1.04	(0.17)	(0.72)	(0.89)	$14.03	8.45%	1.14%	1.19%	1.21%	1.16%	14%	$28,253
2022	$16.81	0.71	(2.64)	(1.93)	(0.66)	(0.34)	(1.00)	$13.88	(12.35)%	1.13%	1.18%	4.62%	4.57%	16%	$23,520
2021	$13.43	0.09	3.75	3.84	(0.09)	(0.37)	(0.46)	$16.81	29.01%	1.13%	1.19%	0.55%	0.49%	9%	$26,722
2020	$13.04	0.16	0.95	1.11	(0.15)	(0.57)	(0.72)	$13.43	8.59%	1.13%	1.20%	1.28%	1.21%	34%	$10,488
C Class
2025(3)	$15.37	0.18	0.55	0.73	(0.16)	(0.17)	(0.33)	$15.77	4.85%	1.88%	1.94%	2.29%	2.23%	7%	$331
2024	$13.87	0.12	1.47	1.59	(0.09)	—	(0.09)	$15.37	11.52%	1.88%	1.94%	0.85%	0.79%	15%	$375
2023	$13.72	0.06	0.88	0.94	(0.07)	(0.72)	(0.79)	$13.87	7.69%	1.89%	1.94%	0.46%	0.41%	14%	$290
2022	$16.62	0.59	(2.62)	(2.03)	(0.53)	(0.34)	(0.87)	$13.72	(13.00)%	1.88%	1.93%	3.87%	3.82%	16%	$248
2021	$13.31	(0.03)	3.71	3.68	—	(0.37)	(0.37)	$16.62	27.97%	1.88%	1.94%	(0.20)%	(0.26)%	9%	$290
2020	$12.92	0.07	0.93	1.00	(0.04)	(0.57)	(0.61)	$13.31	7.83%	1.88%	1.95%	0.53%	0.46%	34%	$213

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2060 Portfolio
R Class
2025(3)	$15.53	0.23	0.54	0.77	(0.24)	(0.17)	(0.41)	$15.89	5.07%	1.38%	1.44%	2.79%	2.73%	7%	$158,540
2024	$14.01	0.18	1.50	1.68	(0.16)	—	(0.16)	$15.53	12.10%	1.38%	1.44%	1.35%	1.29%	15%	$146,041
2023	$13.85	0.13	0.89	1.02	(0.14)	(0.72)	(0.86)	$14.01	8.26%	1.39%	1.44%	0.96%	0.91%	14%	$115,828
2022	$16.78	0.70	(2.67)	(1.97)	(0.62)	(0.34)	(0.96)	$13.85	(12.60)%	1.38%	1.43%	4.37%	4.32%	16%	$78,044
2021	$13.41	0.05	3.74	3.79	(0.05)	(0.37)	(0.42)	$16.78	28.65%	1.38%	1.44%	0.30%	0.24%	9%	$62,456
2020	$13.02	0.12	0.96	1.08	(0.12)	(0.57)	(0.69)	$13.41	8.32%	1.38%	1.45%	1.03%	0.96%	34%	$34,558
R6 Class
2025(3)	$15.66	0.29	0.57	0.86	(0.38)	(0.17)	(0.55)	$15.97	5.60%	0.53%	0.61%	3.64%	3.56%	7%	$138,302
2024	$14.13	0.32	1.49	1.81	(0.28)	—	(0.28)	$15.66	13.02%	0.53%	0.61%	2.20%	2.12%	15%	$136,268
2023	$13.97	0.24	0.89	1.13	(0.25)	(0.72)	(0.97)	$14.13	9.15%	0.54%	0.62%	1.81%	1.73%	14%	$135,501
2022	$16.92	0.88	(2.73)	(1.85)	(0.76)	(0.34)	(1.10)	$13.97	(11.84)%	0.53%	0.60%	5.22%	5.15%	16%	$98,298
2021	$13.52	0.17	3.78	3.95	(0.18)	(0.37)	(0.55)	$16.92	29.76%	0.53%	0.62%	1.15%	1.06%	9%	$102,371
2020	$13.12	0.23	0.97	1.20	(0.23)	(0.57)	(0.80)	$13.52	9.29%	0.53%	0.64%	1.88%	1.77%	34%	$60,786

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended January 31, 2025 (unaudited).
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2065 Portfolio
Investor Class
2025(3)	$12.60	0.22	0.47	0.69	(0.25)	(0.08)	(0.33)	$12.96	5.54%	0.88%	0.95%	3.40%	3.33%	5%	$11,190
2024	$11.35	0.20	1.24	1.44	(0.18)	(0.01)	(0.19)	$12.60	12.90%	0.88%	0.95%	1.70%	1.63%	8%	$9,351
2023	$10.86	0.15	0.77	0.92	(0.17)	(0.26)	(0.43)	$11.35	9.00%	0.91%	0.97%	1.37%	1.31%	19%	$5,229
2022	$12.89	0.60	(2.09)	(1.49)	(0.52)	(0.02)	(0.54)	$10.86	(12.16)%	0.88%	0.93%	4.77%	4.72%	18%	$3,483
2021(4)	$10.00	0.06	2.93	2.99	(0.10)	—	(0.10)	$12.89	30.02%	0.88%	0.94%	0.33%	0.27%	17%	$2,103
I Class
2025(3)	$12.61	0.23	0.46	0.69	(0.27)	(0.08)	(0.35)	$12.95	5.59%	0.68%	0.75%	3.60%	3.53%	5%	$20,437
2024	$11.36	0.22	1.25	1.47	(0.21)	(0.01)	(0.22)	$12.61	13.11%	0.68%	0.75%	1.90%	1.83%	8%	$17,822
2023	$10.87	0.17	0.77	0.94	(0.19)	(0.26)	(0.45)	$11.36	9.22%	0.71%	0.77%	1.57%	1.51%	19%	$8,114
2022	$12.90	0.63	(2.09)	(1.46)	(0.55)	(0.02)	(0.57)	$10.87	(11.97)%	0.68%	0.74%	4.97%	4.91%	18%	$3,324
2021(4)	$10.00	0.03	2.98	3.01	(0.11)	—	(0.11)	$12.90	30.19%	0.68%	0.75%	0.53%	0.46%	17%	$1,901
A Class
2025(3)	$12.57	0.22	0.46	0.68	(0.22)	(0.08)	(0.30)	$12.95	5.45%	1.13%	1.20%	3.15%	3.08%	5%	$13,178
2024	$11.33	0.18	1.23	1.41	(0.16)	(0.01)	(0.17)	$12.57	12.55%	1.13%	1.20%	1.45%	1.38%	8%	$8,564
2023	$10.84	0.11	0.78	0.89	(0.14)	(0.26)	(0.40)	$11.33	8.73%	1.16%	1.22%	1.12%	1.06%	19%	$2,534
2022	$12.86	0.57	(2.08)	(1.51)	(0.49)	(0.02)	(0.51)	$10.84	(12.33)%	1.13%	1.18%	4.52%	4.47%	18%	$797
2021(4)	$10.00	0.03	2.92	2.95	(0.09)	—	(0.09)	$12.86	29.63%	1.13%	1.19%	0.08%	0.02%	17%	$271
C Class
2025(3)	$12.52	0.15	0.47	0.62	(0.12)	(0.08)	(0.20)	$12.94	5.00%	1.88%	1.95%	2.40%	2.33%	5%	$127
2024	$11.29	0.09	1.22	1.31	(0.07)	(0.01)	(0.08)	$12.52	11.66%	1.88%	1.95%	0.70%	0.63%	8%	$139
2023	$10.80	0.04	0.77	0.81	(0.06)	(0.26)	(0.32)	$11.29	7.92%	1.91%	1.97%	0.37%	0.31%	19%	$117
2022	$12.81	0.45	(2.05)	(1.60)	(0.39)	(0.02)	(0.41)	$10.80	(12.98)%	1.88%	1.93%	3.77%	3.72%	18%	$35
2021(4)	$10.00	(0.01)	2.89	2.88	(0.07)	—	(0.07)	$12.81	28.86%	1.88%	1.94%	(0.67)%	(0.73)%	17%	$32
R Class
2025(3)	$12.56	0.18	0.47	0.65	(0.18)	(0.08)	(0.26)	$12.95	5.27%	1.38%	1.45%	2.90%	2.83%	5%	$39,252
2024	$11.32	0.14	1.24	1.38	(0.13)	(0.01)	(0.14)	$12.56	12.28%	1.38%	1.45%	1.20%	1.13%	8%	$32,679
2023	$10.83	0.09	0.77	0.86	(0.11)	(0.26)	(0.37)	$11.32	8.46%	1.41%	1.47%	0.87%	0.81%	19%	$18,382
2022	$12.85	0.54	(2.08)	(1.54)	(0.46)	(0.02)	(0.48)	$10.83	(12.57)%	1.38%	1.43%	4.27%	4.22%	18%	$6,927
2021(4)	$10.00	(0.02)	2.95	2.93	(0.08)	—	(0.08)	$12.85	29.44%	1.38%	1.44%	(0.17)%	(0.23)%	17%	$1,688

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2065 Portfolio
R6 Class
2025(3)	$12.63	0.25	0.46	0.71	(0.29)	(0.08)	(0.37)	$12.97	5.74%	0.53%	0.61%	3.75%	3.67%	5%	$32,771
2024	$11.38	0.24	1.24	1.48	(0.22)	(0.01)	(0.23)	$12.63	13.26%	0.53%	0.61%	2.05%	1.97%	8%	$26,895
2023	$10.89	0.18	0.77	0.95	(0.20)	(0.26)	(0.46)	$11.38	9.37%	0.56%	0.64%	1.72%	1.64%	19%	$17,636
2022	$12.92	0.66	(2.10)	(1.44)	(0.57)	(0.02)	(0.59)	$10.89	(11.81)%	0.53%	0.60%	5.12%	5.05%	18%	$10,883
2021(4)	$10.00	0.06	2.97	3.03	(0.11)	—	(0.11)	$12.92	30.44%	0.53%	0.61%	0.68%	0.60%	17%	$3,224

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended January 31, 2025 (unaudited).
(4)September 23, 2020 (fund inception) through July 31, 2021.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on September 26, 2024, the Funds’ Board of Directors (the “Board”) unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for each of the Funds. Under the Investment Company Act of 1940 (the “Investment Company Act”), contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s Directors, including a majority of the independent Directors, annually following an initial two-year period.

Under the management agreement, the Advisor is paid a management fee by each Fund. Separately, the Advisor has agreed to waive all management fees associated with the Funds’ investments in the underlying American Century Investments funds in which each Fund invests (the “Underlying Funds”). Each year the Board of Directors approves a management fee for each Fund based on the portfolio managers’ estimate of the most conservative (i.e., least expensive) allocation of the Fund’s net assets to the Underlying Funds for the coming year. In approving the management agreement, the Board considered the Advisor’s representation that the management fees will be less than or equal to what the Funds would have otherwise paid to the Underlying Funds.

Prior to its consideration of the renewal of the Funds’ management agreement, the Directors requested and reviewed data and information compiled by the Advisor and certain independent consultants and data providers concerning the Funds. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continual basis and the information received was supplemental to the information that the Board and its committees receive and consider over time, including in connection with the review of other funds in the complex.

In connection with its consideration of the renewal of the Funds’ management agreement, the Board’s review and evaluation of the services provided by the Advisor and its affiliates included, but was not limited to the following:

•the nature, extent, and quality of investment management, shareholder services, distribution services, and other services provided and to be provided to each Fund;
•the wide range of programs and services the Advisor and other service providers provide to each Fund and its shareholders on a routine and non-routine basis;
•the Fund’s investment performance compared to appropriate benchmarks and/or peer groups of other mutual funds with similar investment objectives and strategies;
•the cost of owning each Fund compared to the cost of owning similarly managed funds;
•the Advisor’s compliance policies, procedures, and regulatory experience and those of certain other service providers;
•the Advisor’s strategic plans, generally, and with respect to the Advisor’s response to investment management industry challenges;
•the Advisor’s business continuity plans, vendor management practices, and information security practices;
•the cost of services provided to each Fund, the profitability of the Funds to the Advisor, and the Advisor’s financial results of operation;
•possible economies of scale associated with the Advisor’s management of the Funds;
•any collateral benefits derived by the Advisor from the management of the Funds;
•fees and expenses associated with any investment by the Funds in other funds;
•payments to financial intermediaries by Funds and the Advisor and services provided by intermediaries in connection therewith; and
•services provided and charges to the Advisor’s other investment management clients.

The Board held a meeting to consider the renewal. The independent Directors also met on three occasions in private session to review and discuss the information provided in response to their request. The independent Directors held active discussions with the Advisor regarding the renewal of the management agreement, requesting supplemental information from the Advisor and an independent data provider, and reviewing information provided in response thereto. The independent Directors had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent consultants and data provider, and the independent Directors’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for each Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including without limitation the following:

Nature, Extent and Quality of Services – Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of each Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services which include, without limitation, the following:

•constructing and designing each Fund

•portfolio research and security selection
•initial capitalization/funding
•securities trading
•Fund administration
•custody of Fund assets
•daily valuation of each Fund’s portfolio
•liquidity monitoring and management
•risk management, including information security
•shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications
•legal services (except the independent Directors’ counsel)
•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by each Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Funds is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage each Fund in accordance with its investment objectives and principal investment strategies. Further, the Directors recognize that the Advisor has an obligation to monitor trading activities, and in particular to seek the best execution of fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Fund Performance Review Committee, provides oversight of the investment performance process. It regularly reviews investment performance information for each Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly managed funds, over different time horizons. The Directors also review investment performance information from both the Advisor and an independent third party during the management agreement renewal process. If performance concerns are identified, the Board discusses with the Advisor the reasons for such results and any actions being taken to improve performance and may conduct special reviews until performance improves. The performance for One Choice In Retirement Portfolio was above the Fund’s benchmark for the one-, three-, five- and ten-year periods reviewed by the Board. In relation to industry peers, the Fund was above the median of its peer performance universe as identified by a third-party service provider for the one-, three-, five-, and ten-year periods. The performance for One Choice 2025 Portfolio was above the Fund’s benchmark for the one-, five-, and ten-year periods and below its benchmark for the three-year period reviewed by the Board. In relation to industry peers, the Fund was at the median of its peer performance universe as identified by a third-party service provider for the three-year period, and below the median of its peer performance universe as identified by a third-party service provider for the one-, five-, and ten-year periods. The performance for One Choice 2030, 2035, 2040, 2045, and 2050 Portfolios was below each Fund’s respective benchmark for the one-, three-, five-, and ten-year periods reviewed by the Board. In relation to industry peers, the Funds were below the median of their peer performance universe as identified by a third-party service provider for the one-, three-, five-, and ten-year periods. The performance for One Choice 2055 Portfolio was above the Fund’s benchmark for the ten-year period and below its benchmark for the one-, three-, and five-year periods reviewed by the Board. In relation to industry peers, the Fund was below the median of its peer performance universe as identified by a third-party service provider for the one-, three-, five-, and ten-year periods. The performance for One Choice 2060 Portfolio was below the Fund’s benchmark for the one-, three-, and five-year periods reviewed by the Board. In relation to industry peers, the Fund was below the median of its peer performance universe as identified by a third-party service provider for the one-, three-, and five-year periods. The performance for One Choice 2065 Portfolio was below the Fund’s benchmark for the one- and three-year periods reviewed by the Board. In relation to industry peers, the Fund was below the median of its peer performance universe as identified by a third-party service provider for the one- and three-year periods.

The Board discussed the Funds’ performance with the Advisor. The Independent Directors requested, and the Advisor provided additional information relevant to the Independent Directors’ review. This information was supplemented by information requested by the Independent Directors from a third-party provider of industry data. In addition, Advisor personnel met with the Independent Directors and provided additional information and insight that addressed the Independent Directors’ follow-up questions and provided important detail and perspective on fund performance and the marketing strategy for the funds with both institutional and retail customers. The discussions included, among other things, the impact of the Funds’ investment strategy and glide path on performance relative to their peers and, as a result, makes comparisons challenging. The Independent Directors found that the Funds’ performance has been consistent over time with their investment policies and construction given market conditions, noting that fund shareholders have generally selected these products based on their specific investment approach and understand the unique characteristics of the Funds’ glide path and approach to helping investors meet their investment objectives. The Board found the investment management services provided by the Advisor to each Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Funds with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through its various committees, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including information security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to each Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Funds, its profitability in managing each Fund (pre- and post-distribution), and its financial results of operation. The Directors have reviewed with the Advisor the methodology used to prepare this financial information and arranged for an independent consultant to confirm the reasonableness of the allocation methodology used. This information was considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the terms of the current management agreement. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Funds.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of each Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is sharing economies of scale, to the extent they exist, through its fee structure and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders enhanced and expanded content and services.

Comparison to Other Funds’ Fees. The management agreement provides that each Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage and other transaction fees and expenses relating to acquisition and disposition of portfolio securities, acquired fund fees and expenses, taxes, interest, extraordinary expenses, fund litigation expenses, fees and expenses of the Fund’s independent Directors (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Investment Company Act Rule 12b-1. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing the Fund’s unified fee to the total expense ratios of its peer expense universe and a narrower set of its expense group peers. In those instances where the fee level exceeds that of industry peers, the Board discussed with the Advisor the factors that impacted the level of the Fund’s fee in relation to its peers. The unified fee charged to One Choice In Retirement Portfolio under the agreement was above the median of the total expense ratios of the Fund’s peer expense universe. The Board and the Advisor agreed to a temporary reduction of the Fund’s annual unified management fee of 0.04% for Investor, A, C, and R Classes, 0.06% for I Class, and 0.10% for R6 Class (e.g., the Investor Class unified fee will be reduced from 0.78% to 0.74%) for at least one year, beginning December 1, 2024. The unified fee charged to One Choice 2025 Portfolio under the agreement was below the median of the total expense ratios of the Fund’s peer expense universe. The Board and the Advisor agreed to a temporary reduction of the Fund’s annual unified management fee of 0.02% for Investor, A, C, and R Classes, 0.04% for I Class, and 0.08% for R6 Class (e.g., the Investor Class unified fee will be reduced from 0.78% to 0.76%) for at least one year, beginning December 1, 2024. The unified fee charged to One Choice 2030 Portfolio under the agreement was above the median of the total expense ratios of the Fund’s peer expense universe. The Board and the Advisor agreed to a temporary reduction of the Fund's annual unified management fee of 0.02% for Investor, A, C, and R Classes, 0.04% for I Class, and 0.07% for R6 Class (e.g., the Investor Class unified fee will be reduced from 0.80% to 0.78%) for at least one year, beginning December 1, 2024. The unified fee charged to One Choice 2035 Portfolio under the agreement was below the median of the total expense ratios of the Fund’s peer expense universe. The Board and the Advisor agreed to a temporary reduction of the Fund’s annual unified management fee of 0.02% for Investor, A, C, and R Classes, 0.03% for I Class, and 0.06% for R6 Class (e.g., the Investor Class unified fee will be reduced from 0.83% to 0.81%) for at least one year, beginning December 1, 2024. The unified fee charged to One Choice 2040 Portfolio under the agreement was above the median of the total expense ratios of the Fund’s peer expense universe. The Board and the Advisor agreed to a temporary reduction of the Fund's annual unified management fee of 0.03% for Investor, I, A, C, and R Classes, and 0.07% for R6 Class (e.g., the Investor Class unified fee will be reduced from 0.86% to 0.83%) for at least one year, beginning December 1, 2024. The unified fee charged to One Choice 2045 Portfolio under the agreement was above the median of the total expense ratios of the Fund’s peer expense universe. The Board and the Advisor agreed to a temporary reduction of the Fund’s annual unified management fee of 0.02% for Investor, A, C, and R Classes, 0.03% for I Class, and 0.05% for R6 Class (e.g., the Investor Class unified fee will be reduced from 0.88% to 0.86%) for at least one year, beginning December 1, 2024. The unified fee charged to One Choice 2050 Portfolio under the agreement was above the median of the total expense ratios of the Fund’s peer expense universe. The Board and the Advisor agreed to a temporary reduction of the Fund's annual unified management fee of 0.02% for Investor, A, C, and R Classes, 0.03% for I Class, and 0.05% for R6 Class (e.g., the Investor Class unified fee will be reduced from 0.90% to

0.88%) for at least one year, beginning December 1, 2024. The unified fee charged to One Choice 2055 Portfolio under the agreement was above the median of the total expense ratios of the Fund’s peer expense universe. The Board and the Advisor agreed to a temporary reduction of the Fund's annual unified management fee of 0.04% for Investor, I, A, C, and R Classes, and 0.06% for R6 Class (e.g., the Investor Class unified fee will be reduced from 0.92% to 0.88%) for at least one year, beginning December 1, 2024. The unified fee charged to One Choice 2060 Portfolio under the agreement was above the median of the total expense ratios of the Fund’s peer expense universe. The Board and the Advisor agreed to a temporary reduction of the Fund’s annual unified management fee of 0.05% for Investor, I, A, C, and R Classes, and 0.07% for R6 Class (e.g., the Investor Class unified fee will be reduced from 0.93% to 0.88%) for at least one year, beginning December 1, 2024. The unified fee charged to One Choice 2065 Portfolio under the agreement was above the median of the total expense ratios of the Fund’s peer expense universe. The Board and the Advisor agreed to a temporary reduction of the Fund’s annual unified management fee of 0.06% for Investor, I, A, C, and R Classes, and 0.07% for R6 Class (e.g., the Investor Class unified fee will be reduced from 0.94% to 0.88%) for at least one year, beginning December 1, 2024. The Board concluded that the management fee paid by each Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Directors also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Funds. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of each Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Funds were reasonable by comparison.

Payments to Intermediaries. The Directors also requested and received a description of payments made to intermediaries by each Fund and the Advisor and services provided in response thereto. These payments include various payments made by each Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for each Fund. The Board reviewed such information and received representations from the Advisor that all such payments by the Funds were made pursuant to each Fund’s Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the possible existence of collateral benefits the Advisor may receive as a result of its relationship with the Funds. They concluded that the Advisor’s primary business is managing funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. To the extent there are potential collateral benefits, the Board has been advised and has taken this into consideration in its review of the management contract with the Funds. The Board noted that additional assets from other clients may offer the Advisor some benefit from increased leverage with prospective clients, service providers, and counterparties. Additionally, the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions, which the Board concluded is likely to benefit other clients of the Advisor, as well as Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Funds, at least in part, due to its existing infrastructure built to serve the fund complex.

Existing Relationship. The Board also considered whether there was any reason to not continue the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Funds’ operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Funds on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to each Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent Directors, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and received over time, determined that the terms of the management agreement with the Funds are fair and reasonable and that the management fee charged to each Fund is reasonable in light of the services provided and that the management agreement between the Funds and the Advisor should be renewed for an additional one-year period.

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(b) The information required by Item 13 of Form N-1A is included as part of the financial statements filed under Item 7(a) of this Form.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

None.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

None.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The remuneration paid to directors, officers and others is included as part of the report to stockholders filed under Item 7 of this Form.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

A statement regarding the basis for the board of directors’ approval of the investment advisory contract is included as part of the reports to stockholders filed under Item 7 of this Form.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 16. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a) Not applicable.

(b) Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Not applicable for semiannual report filings.

(a)(2) Not applicable for semiannual report filings.

(a)(3) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX- 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Asset Allocation Portfolios, Inc.

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President

Date:	March 28, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President
(principal executive officer)

Date:	March 28, 2025

By:	/s/ R. Wes Campbell
	Name:	R. Wes Campbell
	Title:	Treasurer and
Chief Financial Officer
(principal financial officer)

Date:	March 28, 2025